 As filed with the Securities and Exchange Commission on August 21, 2026

1933 Act Registration No. 333-273052

1940 Act Registration No. 811-23887

United States

Securities and Exchange Commission

Washington, D.C.  20549

Form N‑1A

Registration Statement Under the Securities Act of 1933	[ ]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 322	[X]

and/or

Registration Statement Under the Investment Company Act of 1940	[ ]
Amendment No. 324	[X]

Roundhill ETF Trust

154 West 14th Street, 2nd Floor

New York, New York 10011
(646) 661-5441

Corporation Trust Company

1209 Orange Street
Wilmington, New Castle County, Delaware 19801

(Name and Address of Agent for Service)

Copy to:

Timothy Maloney
Roundhill Financial Inc.
154 West 14th Street, 2nd Floor

New York, New York 10011

Morrison Warren, Esq.
Chapman and Cutler LLP
320 South Canal Street
Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]	On (date) pursuant to paragraph (b) of Rule 485.
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]	On (date) pursuant to paragraph (a) of Rule 485.
[X]	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ]	On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Registration Statement

This Registration Statement comprises the following papers and contents:

The Facing Sheet

Part A – Prospectus for Roundhill Anaheim Ducks® ETF, Roundhill Boston Bruins® ETF, Roundhill Buffalo Sabres® ETF, Roundhill Calgary Flames® ETF, Roundhill Carolina Hurricanes® ETF, Roundhill Chicago Blackhawks® ETF, Roundhill Colorado Avalanche® ETF, Roundhill Columbus Blue Jackets® ETF, Roundhill Dallas Stars® ETF, Roundhill Detroit Red Wings® ETF, Roundhill Edmonton Oilers® ETF, Roundhill Florida Panthers® ETF, Roundhill Los Angeles Kings® ETF, Roundhill Minnesota Wild® ETF, Roundhill Montreal Canadiens® ETF, Roundhill Nashville Predators® ETF, Roundhill New Jersey Devils® ETF, Roundhill New York Islanders® ETF, Roundhill New York Rangers® ETF, Roundhill Ottawa Senators® ETF, Roundhill Philadelphia Flyers® ETF, Roundhill Pittsburgh Penguins® ETF, Roundhill San Jose Sharks® ETF, Roundhill Seattle Kraken® ETF, Roundhill St. Louis Blues® ETF, Roundhill Tampa Bay Lightning® ETF, Roundhill Toronto Maple Leafs® ETF, Roundhill Utah Mammoth® ETF, Roundhill Vancouver Canucks® ETF, Roundhill Vegas Golden Knights® ETF, Roundhill Washington Capitals® ETF and Roundhill Winnipeg Jets® ETF

Part B – Statement of Additional Information for Roundhill Anaheim Ducks® ETF, Roundhill Boston Bruins® ETF, Roundhill Buffalo Sabres® ETF, Roundhill Calgary Flames® ETF, Roundhill Carolina Hurricanes® ETF, Roundhill Chicago Blackhawks® ETF, Roundhill Colorado Avalanche® ETF, Roundhill Columbus Blue Jackets® ETF, Roundhill Dallas Stars® ETF, Roundhill Detroit Red Wings® ETF, Roundhill Edmonton Oilers® ETF, Roundhill Florida Panthers® ETF, Roundhill Los Angeles Kings® ETF, Roundhill Minnesota Wild® ETF, Roundhill Montreal Canadiens® ETF, Roundhill Nashville Predators® ETF, Roundhill New Jersey Devils® ETF, Roundhill New York Islanders® ETF, Roundhill New York Rangers® ETF, Roundhill Ottawa Senators® ETF, Roundhill Philadelphia Flyers® ETF, Roundhill Pittsburgh Penguins® ETF, Roundhill San Jose Sharks® ETF, Roundhill Seattle Kraken® ETF, Roundhill St. Louis Blues® ETF, Roundhill Tampa Bay Lightning® ETF, Roundhill Toronto Maple Leafs® ETF, Roundhill Utah Mammoth® ETF, Roundhill Vancouver Canucks® ETF, Roundhill Vegas Golden Knights® ETF, Roundhill Washington Capitals® ETF and Roundhill Winnipeg Jets® ETF

Part C – Other Information

Signatures

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer of sale is not permitted.

Subject to Completion
August 21, 2026

PROSPECTUS

Roundhill Anaheim Ducks® ETF (Ticker: XANA)	Roundhill New Jersey Devils® ETF (Ticker: XNJD)
Roundhill Boston Bruins® ETF (Ticker: XBOS)	Roundhill New York Islanders® ETF (Ticker: XNYI)
Roundhill Buffalo Sabres® ETF (Ticker: XBUF)	Roundhill New York Rangers® ETF (Ticker: XNYR)
Roundhill Calgary Flames® ETF (Ticker: XCGY)	Roundhill Ottawa Senators® ETF (Ticker: XOTT)
Roundhill Carolina Hurricanes® ETF (Ticker: XCAR)	Roundhill Philadelphia Flyers® ETF (Ticker: XPHI)
Roundhill Chicago Blackhawks® ETF (Ticker: XCHI)	Roundhill Pittsburgh Penguins® ETF (Ticker: XPIT)
Roundhill Colorado Avalanche® ETF (Ticker: XCOL)	Roundhill San Jose Sharks® ETF (Ticker: XSJS)
Roundhill Columbus Blue Jackets® ETF (Ticker: XCBJ)	Roundhill Seattle Kraken® ETF (Ticker: XSEA)
Roundhill Dallas Stars® ETF (Ticker: XDAL)	Roundhill St. Louis Blues® ETF (Ticker: XSTL)
Roundhill Detroit Red Wings® ETF (Ticker: XDET)	Roundhill Tampa Bay Lightning® ETF (Ticker: XTBL)
Roundhill Edmonton Oilers® ETF (Ticker: XEDM)	Roundhill Toronto Maple Leafs® ETF (Ticker: XTOR)
Roundhill Florida Panthers® ETF (Ticker: XFLA)	Roundhill Utah Mammoth® ETF (Ticker: XUTA)
Roundhill Los Angeles Kings® ETF (Ticker: XLAK)	Roundhill Vancouver Canucks® ETF (Ticker: XVAN)
Roundhill Minnesota Wild® ETF (Ticker: XMIN)	Roundhill Vegas Golden Knights® ETF (Ticker: XVGK)
Roundhill Montreal Canadiens® ETF (Ticker: XMTL)	Roundhill Washington Capitals® ETF (Ticker: XWSH)
Roundhill Nashville Predators® ETF (Ticker: XNSH)	Roundhill Winnipeg Jets® ETF (Ticker: XWPG)

_____, 2026

Each of the funds set forth above (each, a “Fund,” and together, the ”Funds”) is a series of Roundhill ETF Trust (the “Trust”) and an exchange-traded fund (“ETF”).  Each Fund lists and principally trades its shares on the [_______] (“[___]” or the “Exchange”).

Neither the U.S. Securities and Exchange Commission (the “SEC”) nor the Commodity Futures Trading Commission (the “CFTC”) has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Table of Contents

Summary Information – Roundhill Anaheim Ducks® ETF	1
Summary Information – Roundhill Boston Bruins® ETF	20
Summary Information – Roundhill Buffalo Sabres® ETF	39
Summary Information – Roundhill Calgary Flames® ETF	58
Summary Information – Roundhill Carolina Hurricanes® ETF	77
Summary Information – Roundhill Chicago Blackhawks® ETF	96
Summary Information – Roundhill Colorado Avalanche® ETF	115
Summary Information – Roundhill Columbus Blue Jackets® ETF	134
Summary Information – Roundhill Dallas Stars® ETF	153
Summary Information – Roundhill Detroit Red Wings® ETF	172
Summary Information – Roundhill Edmonton Oilers® ETF	191
Summary Information – Roundhill Florida Panthers® ETF	210
Summary Information – Roundhill Los Angeles Kings® ETF	229
Summary Information – Roundhill Minnesota Wild® ETF	248
Summary Information – Roundhill Montreal Canadiens® ETF	267
Summary Information – Roundhill Nashville Predators® ETF	286
Summary Information – Roundhill New Jersey Devils® ETF	305
Summary Information – Roundhill New York Islanders® ETF	324
Summary Information – Roundhill New York Rangers® ETF	343
Summary Information – Roundhill Ottawa Senators® ETF	362
Summary Information – Roundhill Philadelphia Flyers® ETF	381
Summary Information – Roundhill Pittsburgh Penguins® ETF	400
Summary Information – Roundhill San Jose Sharks® ETF	419

Summary Information – Roundhill Seattle Kraken® ETF	438
Summary Information – Roundhill St. Louis Blues® ETF	457
Summary Information – Roundhill Tampa Bay Lightning® ETF	476
Summary Information – Roundhill Toronto Maple Leafs® ETF	495
Summary Information – Roundhill Utah Mammoth® ETF	514
Summary Information – Roundhill Vancouver Canucks® ETF	533
Summary Information – Roundhill Vegas Golden Knights® ETF	552
Summary Information – Roundhill Washington Capitals® ETF	571
Summary Information – Roundhill Winnipeg Jets® ETF	590
Additional Information About each Fund’s Principal Investment Strategies	609
Additional Risks of Investing in the Funds	614
Management of the Funds	627
How to Buy and Sell Shares	630
Dividends, Distributions and Taxes	631
Distributor	635
Net Asset Value	635
Fund Service Providers	636
Premium/Discount Information	636
Other Investment Companies	636
Financial Highlights	636

ii

Roundhill Anaheim Ducks® ETF

Investment Objectives

The Roundhill Anaheim Ducks ETF (the “Fund” or “[___]”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.[__]%

(1)  The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)  “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in Financial Instruments (defined below) that provide exposure to the CME FSPI NHL Anaheim Ducks Index (the “Anaheim Ducks Index”). For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value. The Anaheim Ducks Index is administered and calculated by FutureSports (the “Index Provider”).

The Anaheim Ducks Index

The Anaheim Ducks Index is designed to measure the cumulative team performance of the Anaheim Ducks over the course of each season through the systemic aggregation of officially reported performance statistics. The Anaheim Ducks Index is a benchmark reference value and does not represent ownership of, or direct entitlement to, any team, league, sporting event, security, commodity, or other asset.

The Anaheim Ducks Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Anaheim Ducks Index is based on fifty-five statistical measures of performance (for purposes of the Anaheim Ducks Index, the “Constituents”) in continuous, live statistical values that underpin the value of the Anaheim Ducks Index which is calculated into a trackable and tradable number. The Constituents are structured across two principal categories: Statistical Constituents (encapsulating both positive and negative performance metrics based on specific outcomes realized by the team during a single game) and Milestone Constituents (encapsulating performance metrics based on specific threshold levels of statistical constituents or unique events performed by the team during either a single game or multiple games, including monthly and seasonal milestones). Each Constituent is assigned a fixed multiplier value, where positive multipliers contribute to an increase in the Anaheim Ducks Index value and negative multipliers contribute to a decrease in the Anaheim Ducks Index value. Multiplier values remain fixed between scheduled reviews, are not adjusted on a discretionary basis, and are not modified intra-season. The value of the Anaheim Ducks Index during a season is calculated by applying a seasonal adjustment factor to the relevant multiplier value for each Constituent, specifically 1.0 for regular season games and 1.5 for postseason games, and adding the resulting values to the value of the Anaheim Ducks Index. Monthly and seasonal Milestone Constituents are only available for regular season games.

The Anaheim Ducks Index is based solely on these statistical factors, and the performance of other professional hockey teams in the National Hockey League® (the “NHL”), or events outside of on-ice performance by the Anaheim Ducks, will not impact the value of the Anaheim Ducks Index. The Anaheim Ducks Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. The Anaheim Ducks Index will return to the base level of 7,500 thirty-two calendar days after the last game of the Stanley Cup Final.

The Anaheim Ducks

The Anaheim Ducks are a professional ice hockey team based in Anaheim, California, competing in the Pacific Division of the NHL’s Western Conference. During the 2025–2026 season, the Ducks finished third in the Pacific Division, ranking 15th in standings points, 10th in goals for, 29th in goals against, and 21st in goal differential. The Ducks were founded in 1993 by the Walt Disney Company. The Ducks are currently owned by Henry and Susan Samueli, with Henry Samueli serving as Chairman since 2005. The team has won one Stanley Cup championship, capturing the title in 2007. Neither the Fund, the Trust, the Adviser, nor the Sub-Adviser is affiliated with the Anaheim Ducks.

The Fund’s Investments

The Fund will obtain exposure to the Anaheim Ducks Index either through one or more swap agreements or by investing in futures contracts that reference the Anaheim Ducks Index that trade on an exchange registered with the CFTC (collectively, the “Financial Instruments”).

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to the Anaheim Ducks Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may also purchase cash-settled futures contracts that reference the Anaheim Ducks Index. In simplest terms, in a cash‑settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Anaheim Ducks Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer‑dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer‑dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of futures contracts referencing the Anaheim Ducks Index may differ from that of the Anaheim Ducks Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund will also invest in cash, cash-like instruments or other high-quality securities that serve as collateral or margin, manage liquidity, pay Fund expenses or pending investment in other instruments.  These investments may include (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund expects to gain investment exposure to the Anaheim Ducks Index through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Financial Instruments in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure, investment advisory contracts as it relates to advisory agreements with the Subsidiary, and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

Fund Attributes

The Fund is a “non-diversified company” under the 1940 Act. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Financial Instruments that provide exposure to the Anaheim Ducks Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

INVESTMENT STRATEGY RISK. The Fund, through the Subsidiary, invests in Financial Instruments that provide exposure to the Anaheim Ducks Index. The Fund does not invest directly in prediction markets, event contracts, or other instruments that provide exposure to individual sporting event or season-long outcomes, nor does it invest in instruments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Financial Instruments, which may not accurately reflect the level of the Anaheim Ducks Index. Consequently, the Fund’s performance may differ from the performance of the Anaheim Ducks

Index. Transaction costs (including those associated with futures investing), position limits, the availability of counterparties, and other factors may affect the cost and pricing of Financial Instruments and decrease the correlation between the performance of Financial Instruments and the Anaheim Ducks Index over short- or long-term periods. Moreover, because the Anaheim Ducks Index is uninvestable, the Fund can only gain exposure through the Financial Instruments, and differences between the prices of those instruments and the levels of the Anaheim Ducks Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Anaheim Ducks Index alone.

Anaheim Ducks Index Investing Risk. The Fund is indirectly exposed to the risks of the Anaheim Ducks Index through its investments in Financial Instruments. The Fund does not invest in the Anaheim Ducks Index, which is an uninvestable index. The performance of the Anaheim Ducks Index will be very different from a portfolio of Financial Instruments. The Anaheim Ducks Index moves up or down based on the Constituents (which in turn are based on officially reported statistics from every game throughout the regular season and postseason). Poor statistical performance by the Anaheim Ducks could have a significant negative impact on the level of the Anaheim Ducks Index and therefore the value of the Fund. In addition, unlike instruments based on tradable reference assets, Financial Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index rather than the price of a tradable asset.

Concentrated Single-Team Exposure Risk.  The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Anaheim Ducks) as measured by the Anaheim Ducks Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s net asset value (“NAV”), heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including futures contracts that reference the Anaheim Ducks Index, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in these instruments, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, as amended, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (the “CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Anaheim Ducks Index and, consequently, the prices of Financial Instruments. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Anaheim Ducks Index. Such persons could trade Financial Instruments or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Financial Instruments can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

Index Provider and Data Dependency Risk. The Anaheim Ducks Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Anaheim Ducks Index, Financial Instruments may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Anaheim Ducks Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Financial Instruments could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Anaheim Ducks Index could change materially and the futures market may not immediately price in such changes. The Anaheim Ducks Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

League Credibility and Sports Integrity Risk. The Anaheim Ducks Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or referee manipulation, could materially affect the statistical data upon which the Anaheim Ducks Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Financial Instruments. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Financial Instruments. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Anaheim Ducks Index and the Financial Instruments that reference it.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Financial Instruments depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004–2005. During any such period, no games would be played, the Anaheim Ducks Index would not generate data, and trading in Financial Instruments could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, a shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption, or that the Fund will be able to recover any losses incurred as a result of such events.

Novel Market Risk. Financial Instruments, including swap agreements or futures contracts that reference the Anaheim Ducks Index are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established markets, and pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Financial Instruments will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective. In such circumstances, the Fund’s performance may be adversely affected.

On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The value of the Anaheim Ducks Index, and therefore the prices of Financial Instruments, are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 84 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Anaheim Ducks Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Seasonality and Offseason Risk. The Anaheim Ducks Index resets to a standardized base value 32 calendar days after the last game of the Stanley Cup. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Anaheim Ducks Index moves in real-time based on officially reported game statistics, and the prices of Financial Instruments are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Anaheim Ducks Index will not move because no games are being played, and the Fund’s exposure to Financial Instruments will behave differently than during the playing season. The Fund anticipates maintaining exposure to Financial Instruments during the offseason. Although the Anaheim Ducks Index will be static during this period, the prices of Financial Instruments may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the Anaheim Ducks Index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Financial Instruments will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Financial Instruments is derived from the statistical performance of a single professional sports team as measured by the Anaheim Ducks Index. Successfully investing in Financial Instruments requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Anaheim Ducks Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Financial Instruments at the time the Fund obtains exposure.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole-including the Subsidiary-will provide investors with 1940 Act protections.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Financial Instruments may have limited or no trading activity. Because the Anaheim Ducks Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Fund Shares or when Financial Instruments are not actively trading. As a result, the opening price of Fund Shares and the prices of Financial Instruments on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Fund Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. The Fund will utilize swap agreements to derive exposure to the Anaheim Ducks Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, the Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the Anaheim Ducks Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If the Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the Anaheim Ducks Index. Because the market for swaps referencing the Anaheim Ducks Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent the Fund from providing its desired level of exposure to the Anaheim Ducks Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to Anaheim Ducks Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by the Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce the Fund’s returns and may cause the Fund to underperform the performance of the Anaheim Ducks Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on the Fund’s returns.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CONCENTRATION RISK. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in Financial Instruments that provide exposure to the Anaheim Ducks Index.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

COMMODITY REGULATORY RISK. The Fund’s use of the Financial Instruments subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self‑regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.  This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE SHAREHOLDER RISK. Certain shareholders, including affiliated funds advised by the Adviser, may from time to time own a significant portion of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser (“Affiliate”), an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period solely to facilitate the commencement of the Fund or to help the Fund achieve a specified size or scale. There can be no assurance that any large shareholder will not redeem its investment, that the size of the Fund will be maintained at such levels, or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent that a significant percentage of the Fund’s shares are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Adviser or an Affiliate has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser  or an Affiliate. This may adversely affect the Fund’s performance if the Adviser is forced to sell portfolio securities or invest cash when it would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would, particularly if the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests.  In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified company”, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Special Tax Risks. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

The federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s swap strategy.  In general, income from swaps is recognized periodically over the term of the swaps.  Some swaps with substantial non-periodic payments are deemed to have an embedded loan.  In such a case, the Fund may recognize income without receiving cash.  The Fund would still be required to make sufficient distributions to maintain its RIC status, which may require selling assets or borrowing funds.  Other swaps are structured so that there are no periodic payments.  Such swaps may more properly be treated as a variation of a forward contract – although the IRS has issued proposed regulations that would treat them under the general swap regulations.  Forward contracts are generally treated as open contracts.  If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code.  Income from the swaps will be ordinary income, and disposition of such swaps may result in short-term capital gains or losses.  The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test alternatively as if the counter party were the issuer of the swaps and the issuer of the referenced security is the issuer of the swaps.  If the income is not qualifying income or the issuer of the swap contract is not appropriately the counterparty, the Fund could lose its own status as a RIC.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/[___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since the Fund’s inception in [____]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/[___].

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Roundhill Boston Bruins® ETF

Investment Objectives

The Roundhill Boston Bruins ETF (the “Fund” or “[___]”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.[__]%

(1)  The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)  “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in Financial Instruments (defined below) that provide exposure to the CME FSPI NHL Boston Bruins Index (the “Boston Bruins Index”). For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value. The Boston Bruins Index is administered and calculated by FutureSports (the “Index Provider”).

The Boston Bruins Index

The Boston Bruins Index is designed to measure the cumulative team performance of the Boston Bruins over the course of each season through the systemic aggregation of officially reported performance statistics. The Boston Bruins Index is a benchmark reference value and does not represent ownership of, or direct entitlement to, any team, league, sporting event, security, commodity, or other asset.

The Boston Bruins Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Boston Bruins Index is based on fifty-five statistical measures of performance (for purposes of the Boston Bruins Index, the “Constituents”) in continuous, live statistical values that underpin the value of the Boston Bruins Index which is calculated into a trackable and tradable number. The Constituents are structured across two principal categories: Statistical Constituents (encapsulating both positive and negative performance metrics based on specific outcomes realized by the team during a single game) and Milestone Constituents (encapsulating performance metrics based on specific threshold levels of statistical constituents or unique events performed by the team during either a single game or multiple games, including monthly and seasonal milestones). Each Constituent is assigned a fixed multiplier value, where positive multipliers contribute to an increase in the Boston Bruins Index value and negative multipliers contribute to a decrease in the Boston Bruins Index value. Multiplier values remain fixed between scheduled reviews, are not adjusted on a discretionary basis, and are not modified intra-season. The value of the Boston Bruins Index during a season is calculated by applying a seasonal adjustment factor to the relevant multiplier value for each Constituent, specifically 1.0 for regular season games and 1.5 for postseason games, and adding the resulting values to the value of the Boston Bruins Index. Monthly and seasonal Milestone Constituents are only available for regular season games.

The Boston Bruins Index is based solely on these statistical factors, and the performance of other professional hockey teams in the National Hockey League® (the “NHL”), or events outside of on-ice performance by the Boston Bruins, will not impact the value of the Boston Bruins Index. The Boston Bruins Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. The Boston Bruins Index will return to the base level of 7,500 thirty-two calendar days after the last game of the Stanley Cup Final.

The Boston Bruins

The Boston Bruins are a professional ice hockey team based in Boston, Massachusetts, competing in the Atlantic Division of the NHL’s Eastern Conference. During the 2025–2026 season, the Bruins finished fourth in the Atlantic Division, ranking 8th in standings points, 12th in goals for, 13th in goals against, and 31st in goal differential. The Bruins were founded in 1924 by grocery store magnate Charles Adams. The Bruins are currently owned by the Jacobs family, with Jeremy Jacobs serving as Chairman since 1975. The team has won six Stanley Cup championships, capturing titles in 1929, 1939, 1941, 1970, 1972, and 2011. Neither the Fund, the Trust, the Adviser, nor the Sub-Adviser is affiliated with the Boston Bruins.

The Fund’s Investments

The Fund will obtain exposure to the Boston Bruins Index either through one or more swap agreements or by investing in futures contracts that reference the Boston Bruins Index that trade on an exchange registered with the CFTC (collectively, the “Financial Instruments”).

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to the Boston Bruins Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may also purchase cash-settled futures contracts that reference the Boston Bruins Index. In simplest terms, in a cash‑settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Boston Bruins Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer‑dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer‑dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of futures contracts referencing the Boston Bruins

Index may differ from that of the Boston Bruins Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund will also invest in cash, cash-like instruments or other high-quality securities that serve as collateral or margin, manage liquidity, pay Fund expenses or pending investment in other instruments.  These investments may include (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund expects to gain investment exposure to the Boston Bruins Index through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Financial Instruments in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure, investment advisory contracts as it relates to advisory agreements with the Subsidiary, and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

Fund Attributes

The Fund is a “non-diversified company” under the 1940 Act. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Financial Instruments that provide exposure to the Boston Bruins Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

INVESTMENT STRATEGY RISK. The Fund, through the Subsidiary, invests in Financial Instruments that provide exposure to the Boston Bruins Index. The Fund does not invest directly in prediction markets, event contracts, or other instruments that provide exposure to individual sporting event or season-long outcomes, nor does it invest in instruments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Financial Instruments, which may not accurately reflect the level of the Boston Bruins Index. Consequently, the Fund’s performance may differ from the performance of the Boston Bruins Index. Transaction costs (including those associated with futures investing), position limits, the availability of counterparties, and other factors may affect the cost and pricing of Financial Instruments and decrease the correlation between the performance of Financial Instruments and the Boston Bruins Index over short- or long-term periods. Moreover, because the Boston Bruins Index is uninvestable, the Fund can only gain exposure through the Financial Instruments, and differences between the prices of those instruments and the levels of the Boston Bruins Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Boston Bruins Index alone.

Boston Bruins Index Investing Risk. The Fund is indirectly exposed to the risks of the Boston Bruins Index through its investments in Financial Instruments. The Fund does not invest in the Boston Bruins Index, which is an uninvestable index. The performance of the Boston Bruins Index will be very different from a portfolio of Financial Instruments. The Boston Bruins Index moves up or down based on the Constituents (which in turn are based on officially reported statistics from every game throughout the regular season and postseason). Poor statistical performance by the Boston Bruins could have a significant negative impact on the level of the Boston Bruins Index and therefore the value of the Fund. In addition, unlike instruments based on tradable reference assets, Financial Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index rather than the price of a tradable asset.

Concentrated Single-Team Exposure Risk.  The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Boston Bruins) as measured by the Boston Bruins Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s net asset value (“NAV”), heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including futures contracts that reference the Boston Bruins Index, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in these instruments, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, as amended, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (the “CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Boston Bruins Index and, consequently, the prices of Financial Instruments. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Boston Bruins Index. Such persons could trade Financial Instruments or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Financial Instruments can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

Index Provider and Data Dependency Risk. The Boston Bruins Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Boston Bruins Index, Financial Instruments may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Boston Bruins Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Financial Instruments could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Boston Bruins Index could change materially and the futures market may not immediately price in such changes. The Boston Bruins Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

League Credibility and Sports Integrity Risk. The Boston Bruins Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or referee manipulation, could materially affect the statistical data upon which the Boston Bruins Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Financial Instruments. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Financial Instruments. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Boston Bruins Index and the Financial Instruments that reference it.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Financial Instruments depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004–2005. During any such period, no games would be played, the Boston Bruins Index would not generate data, and trading in Financial Instruments could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, a shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption, or that the Fund will be able to recover any losses incurred as a result of such events.

Novel Market Risk. Financial Instruments, including swap agreements or futures contracts that reference the Boston Bruins Index are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established markets, and pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Financial Instruments will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective. In such circumstances, the Fund’s performance may be adversely affected.

On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The value of the Boston Bruins Index, and therefore the prices of Financial Instruments, are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 84 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Boston Bruins Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Seasonality and Offseason Risk. The Boston Bruins Index resets to a standardized base value 32 calendar days after the last game of the Stanley Cup. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Boston Bruins Index moves in real-time based on officially reported game statistics, and the prices of Financial Instruments are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Boston Bruins Index will not move because no games are being played, and the Fund’s exposure to Financial Instruments will behave differently than during the playing season. The Fund anticipates maintaining exposure to Financial Instruments during the offseason. Although the Boston Bruins Index will be static during this period, the prices of Financial Instruments may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the Boston Bruins Index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Financial Instruments will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Financial Instruments is derived from the statistical performance of a single professional sports team as measured by the Boston Bruins Index. Successfully investing in Financial Instruments requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Boston Bruins Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Financial Instruments at the time the Fund obtains exposure.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole-including the Subsidiary-will provide investors with 1940 Act protections.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Financial Instruments may have limited or no trading activity. Because the Boston Bruins Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Fund Shares or when Financial Instruments are not actively trading. As a result, the opening price of Fund Shares and the prices of Financial Instruments on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Fund Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. The Fund will utilize swap agreements to derive exposure to the Boston Bruins Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, the Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the Boston Bruins Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If the Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the Boston Bruins Index. Because the market for swaps referencing the Boston Bruins Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent the Fund from providing its desired level of exposure to the Boston Bruins Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to Boston Bruins Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by the Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce the Fund’s returns and may cause the Fund to underperform the performance of the Boston Bruins Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on the Fund’s returns.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CONCENTRATION RISK. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in Financial Instruments that provide exposure to the Boston Bruins Index.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

COMMODITY REGULATORY RISK. The Fund’s use of the Financial Instruments subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self‑regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S.

regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.  This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE SHAREHOLDER RISK. Certain shareholders, including affiliated funds advised by the Adviser, may from time to time own a significant portion of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser (“Affiliate”), an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period solely to facilitate the commencement of the Fund or to help the Fund achieve a specified size or scale. There can be no assurance that any large shareholder will not redeem its investment, that the size of the Fund will be maintained at such levels, or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent that a significant percentage of the Fund’s shares are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Adviser or an Affiliate has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser  or an Affiliate. This may adversely affect the Fund’s performance if the Adviser is forced to sell portfolio securities or invest cash when it would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would, particularly if the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests.  In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified company”, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Special Tax Risks. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

The federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s swap strategy.  In general, income from swaps is recognized periodically over the term of the swaps.  Some swaps with substantial non-periodic payments are deemed to have an embedded loan.  In such a case, the Fund may recognize income without receiving cash.  The Fund would still be required to make sufficient distributions to maintain its RIC status, which may require selling assets or borrowing funds.  Other swaps are structured so that there are no periodic payments.  Such swaps may more properly be treated as a variation of a forward contract – although the IRS has issued proposed regulations that would treat them under the general swap regulations.  Forward contracts are generally treated as open contracts.  If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code.  Income from the swaps will be ordinary income, and disposition of such swaps may result in short-term capital gains or losses.  The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test alternatively as if the counter party were the issuer of the swaps and the issuer of the referenced security is the issuer of the swaps.  If the income is not qualifying income or the issuer of the swap contract is not appropriately the counterparty, the Fund could lose its own status as a RIC.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/[___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since the Fund’s inception in [____]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/[___].

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Roundhill Buffalo Sabres® ETF

Investment Objectives

The Roundhill Buffalo Sabres ETF (the “Fund” or “[___]”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.[__]%

(1)  The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)  “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in Financial Instruments (defined below) that provide exposure to the CME FSPI NHL Buffalo Sabres Index (the “Buffalo Sabres Index”). For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value. The Buffalo Sabres Index is administered and calculated by FutureSports (the “Index Provider”).

The Buffalo Sabres Index

The Buffalo Sabres Index is designed to measure the cumulative team performance of the Buffalo Sabres over the course of each season through the systemic aggregation of officially reported performance statistics. The Buffalo Sabres Index is a benchmark reference value and does not represent ownership of, or direct entitlement to, any team, league, sporting event, security, commodity, or other asset.

The Buffalo Sabres Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Buffalo Sabres Index is based on fifty-five statistical measures of performance (for purposes of the Buffalo Sabres Index, the “Constituents”) in continuous, live statistical values that underpin the value of the Buffalo Sabres Index which is calculated into a trackable and tradable number. The Constituents are structured across two principal categories: Statistical Constituents (encapsulating both positive and negative performance metrics based on specific outcomes realized by the team during a single game) and Milestone Constituents (encapsulating performance metrics based on specific threshold levels of statistical constituents or unique events performed by the team during either a single game or multiple games, including monthly and seasonal milestones). Each Constituent is assigned a fixed multiplier value, where positive multipliers contribute to an increase in the Buffalo Sabres Index value and negative multipliers contribute to a decrease in the Buffalo Sabres Index value. Multiplier values remain fixed between scheduled reviews, are not adjusted on a discretionary basis, and are not modified intra-season. The value of the Buffalo Sabres Index during a season is calculated by applying a seasonal adjustment factor to the relevant multiplier value for each Constituent, specifically 1.0 for regular season games and 1.5 for postseason games, and adding the resulting values to the value of the Buffalo Sabres Index. Monthly and seasonal Milestone Constituents are only available for regular season games.

The Buffalo Sabres Index is based solely on these statistical factors, and the performance of other professional hockey teams in the National Hockey League® (the “NHL”), or events outside of on-ice performance by the Buffalo Sabres, will not impact the value of the Buffalo Sabres Index. The Buffalo Sabres Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. The Buffalo Sabres Index will return to the base level of 7,500 thirty-two calendar days after the last game of the Stanley Cup Final.

The Buffalo Sabres

The Buffalo Sabres are a professional ice hockey team based in Buffalo, New York, competing in the Atlantic Division of the NHL’s Eastern Conference. During the 2025–2026 season, the Sabres finished first in the Atlantic Division, ranking 4th in standings points, 5th in goals for, 7th in goals against, and 5th in goal differential. The Sabres were founded in 1970 by brothers Seymour Knox III and Northrup Knox. The Sabres are currently owned by Terry and Kim Pegula, with Terry Pegula serving as Owner and President since 2011. The team has never won a Stanley Cup championship. Neither the Fund, the Trust, the Adviser, nor the Sub-Adviser is affiliated with the Buffalo Sabres.

The Fund’s Investments

The Fund will obtain exposure to the Buffalo Sabres Index either through one or more swap agreements or by investing in futures contracts that reference the Buffalo Sabres Index that trade on an exchange registered with the CFTC (collectively, the “Financial Instruments”).

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to the Buffalo Sabres Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may also purchase cash-settled futures contracts that reference the Buffalo Sabres Index. In simplest terms, in a cash‑settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Buffalo Sabres Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer‑dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer‑dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of futures contracts referencing the Buffalo Sabres Index may differ from that of the Buffalo Sabres Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund will also invest in cash, cash-like instruments or other high-quality securities that serve as collateral or margin, manage liquidity, pay Fund expenses or pending investment in other instruments.  These investments may include (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund expects to gain investment exposure to the Buffalo Sabres Index through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Financial Instruments in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure, investment advisory contracts as it relates to advisory agreements with the Subsidiary, and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

Fund Attributes

The Fund is a “non-diversified company” under the 1940 Act. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Financial Instruments that provide exposure to the Buffalo Sabres Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

INVESTMENT STRATEGY RISK. The Fund, through the Subsidiary, invests in Financial Instruments that provide exposure to the Buffalo Sabres Index. The Fund does not invest directly in prediction markets, event contracts, or other instruments that provide exposure to individual sporting event or season-long outcomes, nor does it invest in instruments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Financial Instruments, which may not accurately reflect the level of the Buffalo Sabres Index. Consequently, the Fund’s performance may differ from the performance of the Buffalo Sabres Index.

Transaction costs (including those associated with futures investing), position limits, the availability of counterparties, and other factors may affect the cost and pricing of Financial Instruments and decrease the correlation between the performance of Financial Instruments and the Buffalo Sabres Index over short- or long-term periods. Moreover, because the Buffalo Sabres Index is uninvestable, the Fund can only gain exposure through the Financial Instruments, and differences between the prices of those instruments and the levels of the Buffalo Sabres Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Buffalo Sabres Index alone.

Buffalo Sabres Index Investing Risk. The Fund is indirectly exposed to the risks of the Buffalo Sabres Index through its investments in Financial Instruments. The Fund does not invest in the Buffalo Sabres Index, which is an uninvestable index. The performance of the Buffalo Sabres Index will be very different from a portfolio of Financial Instruments. The Buffalo Sabres Index moves up or down based on the Constituents (which in turn are based on officially reported statistics from every game throughout the regular season and postseason). Poor statistical performance by the Buffalo Sabres could have a significant negative impact on the level of the Buffalo Sabres Index and therefore the value of the Fund. In addition, unlike instruments based on tradable reference assets, Financial Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index rather than the price of a tradable asset.

Concentrated Single-Team Exposure Risk.  The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Buffalo Sabres) as measured by the Buffalo Sabres Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s net asset value (“NAV”), heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including futures contracts that reference the Buffalo Sabres Index, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in these instruments, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, as amended, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (the “CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Buffalo Sabres Index and, consequently, the prices of Financial Instruments. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Buffalo Sabres Index. Such persons could trade Financial Instruments or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Financial Instruments can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

Index Provider and Data Dependency Risk. The Buffalo Sabres Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Buffalo Sabres Index, Financial Instruments may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Buffalo Sabres Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Financial Instruments could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Buffalo Sabres Index could change materially and the futures market may not immediately price in such changes. The Buffalo Sabres Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

League Credibility and Sports Integrity Risk. The Buffalo Sabres Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or referee manipulation, could materially affect the statistical data upon which the Buffalo Sabres Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Financial Instruments. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Financial Instruments. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Buffalo Sabres Index and the Financial Instruments that reference it.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Financial Instruments depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004–2005. During any such period, no games would be played, the Buffalo Sabres Index would not generate data, and trading in Financial Instruments could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, a shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption, or that the Fund will be able to recover any losses incurred as a result of such events.

Novel Market Risk. Financial Instruments, including swap agreements or futures contracts that reference the Buffalo Sabres Index are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established markets, and pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Financial Instruments will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective. In such circumstances, the Fund’s performance may be adversely affected.

On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The value of the Buffalo Sabres Index, and therefore the prices of Financial Instruments, are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 84 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Buffalo Sabres Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Seasonality and Offseason Risk. The Buffalo Sabres Index resets to a standardized base value 32 calendar days after the last game of the Stanley Cup. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Buffalo Sabres Index moves in real-time based on officially reported game statistics, and the prices of Financial Instruments are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Buffalo Sabres Index will not move because no games are being played, and the Fund’s exposure to Financial Instruments will behave differently than during the playing season. The Fund anticipates maintaining exposure to Financial Instruments during the offseason. Although the Buffalo Sabres Index will be static during this period, the prices of Financial Instruments may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the Buffalo Sabres Index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Financial Instruments will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Financial Instruments is derived from the statistical performance of a single professional sports team as measured by the Buffalo Sabres Index. Successfully investing in Financial Instruments requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Buffalo Sabres Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Financial Instruments at the time the Fund obtains exposure.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole-including the Subsidiary-will provide investors with 1940 Act protections.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Financial Instruments may have limited or no trading activity. Because the Buffalo Sabres Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Fund Shares or when Financial Instruments are not actively trading. As a result, the opening price of Fund Shares and the prices of Financial Instruments on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Fund Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. The Fund will utilize swap agreements to derive exposure to the Buffalo Sabres Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, the Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the Buffalo Sabres Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If the Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the Buffalo Sabres Index. Because the market for swaps referencing the Buffalo Sabres Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent the Fund from providing its desired level of exposure to the Buffalo Sabres Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to Buffalo Sabres Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by the Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce the Fund’s returns and may cause the Fund to underperform the performance of the Buffalo Sabres Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on the Fund’s returns.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CONCENTRATION RISK. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in Financial Instruments that provide exposure to the Buffalo Sabres Index.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

COMMODITY REGULATORY RISK. The Fund’s use of the Financial Instruments subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self‑regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.  This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE SHAREHOLDER RISK. Certain shareholders, including affiliated funds advised by the Adviser, may from time to time own a significant portion of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser (“Affiliate”), an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period solely to facilitate the commencement of the Fund or to help the Fund achieve a specified size or scale. There can be no assurance that any large shareholder will not redeem its investment, that the size of the Fund will be maintained at such levels, or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent that a significant percentage of the Fund’s shares are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Adviser or an Affiliate has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser  or an Affiliate. This may adversely affect the Fund’s performance if the Adviser is forced to sell portfolio securities or invest cash when it would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would, particularly if the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests.  In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified company”, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Special Tax Risks. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

The federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s swap strategy.  In general, income from swaps is recognized periodically over the term of the swaps.  Some swaps with substantial non-periodic payments are deemed to have an embedded loan.  In such a case, the Fund may recognize income without receiving cash.  The Fund would still be required to make sufficient distributions to maintain its RIC status, which may require selling assets or borrowing funds.  Other swaps are structured so that there are no periodic payments.  Such swaps may more properly be treated as a variation of a forward contract – although the IRS has issued proposed regulations that would treat them under the general swap regulations.  Forward contracts are generally treated as open contracts.  If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code.  Income from the swaps will be ordinary income, and disposition of such swaps may result in short-term capital gains or losses.  The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test alternatively as if the counter party were the issuer of the swaps and the issuer of the referenced security is the issuer of the swaps.  If the income is not qualifying income or the issuer of the swap contract is not appropriately the counterparty, the Fund could lose its own status as a RIC.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/[___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since the Fund’s inception in [____]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/[___].

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Roundhill Calgary Flames® ETF

Investment Objectives

The Roundhill Calgary Flames ETF (the “Fund” or “[___]”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.[__]%

(1)  The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)  “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in Financial Instruments (defined below) that provide exposure to the CME FSPI NHL Calgary Flames Index (the “Calgary Flames Index”). For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value. The Calgary Flames Index is administered and calculated by FutureSports (the “Index Provider”).

The Calgary Flames Index

The Calgary Flames Index is designed to measure the cumulative team performance of the Calgary Flames over the course of each season through the systemic aggregation of officially reported performance statistics. The Calgary Flames Index is a benchmark reference value and does not represent ownership of, or direct entitlement to, any team, league, sporting event, security, commodity, or other asset.

The Calgary Flames Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Calgary Flames Index is based on fifty-five statistical measures of performance (for purposes of the Calgary Flames Index, the “Constituents”) in continuous, live statistical values that underpin the value of the Calgary Flames Index which is calculated into a trackable and tradable number. The Constituents are structured across two principal categories: Statistical Constituents (encapsulating both positive and negative performance metrics based on specific outcomes realized by the team during a single game) and Milestone Constituents (encapsulating performance metrics based on specific threshold levels of statistical constituents or unique events performed by the team during either a single game or multiple games, including monthly and seasonal milestones). Each Constituent is assigned a fixed multiplier value, where positive multipliers contribute to an increase in the Calgary Flames Index value and negative multipliers contribute to a decrease in the Calgary Flames Index value. Multiplier values remain fixed between scheduled reviews, are not adjusted on a discretionary basis, and are not modified intra-season. The value of the Calgary Flames Index during a season is calculated by applying a seasonal adjustment factor to the relevant multiplier value for each Constituent, specifically 1.0 for regular season games and 1.5 for postseason games, and adding the resulting values to the value of the Calgary Flames Index. Monthly and seasonal Milestone Constituents are only available for regular season games.

The Calgary Flames Index is based solely on these statistical factors, and the performance of other professional hockey teams in the National Hockey League® (the “NHL”), or events outside of on-ice performance by the Calgary Flames, will not impact the value of the Calgary Flames Index. The Calgary Flames Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. The Calgary Flames Index will return to the base level of 7,500 thirty-two calendar days after the last game of the Stanley Cup Final.

The Calgary Flames

The Calgary Flames are a professional ice hockey team based in Calgary, Alberta, competing in the Pacific Division of the NHL’s Western Conference. During the 2025–2026 season, the Flames finished seventh in the Pacific Division, ranking 30th in standings points, 32nd in goals for, 21st in goals against, and 30th in goal differential. The Flames were founded in 1972 as the Atlanta Flames by real estate developer Tom Cousins. The Flames are currently owned by Calgary Sports and Entertainment Corporation, with Murray Edwards serving as Chairman since 1994. The team has won one Stanley Cup championship, capturing the title in 1989. Neither the Fund, the Trust, the Adviser, nor the Sub-Adviser is affiliated with the Calgary Flames.

The Fund’s Investments

The Fund will obtain exposure to the Calgary Flames Index either through one or more swap agreements or by investing in futures contracts that reference the Calgary Flames Index that trade on an exchange registered with the CFTC (collectively, the “Financial Instruments”).

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to the Calgary Flames Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may also purchase cash-settled futures contracts that reference the Calgary Flames Index. In simplest terms, in a cash‑settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Calgary Flames Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer‑dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer‑dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of futures contracts referencing the Calgary Flames

Index may differ from that of the Calgary Flames Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund will also invest in cash, cash-like instruments or other high-quality securities that serve as collateral or margin, manage liquidity, pay Fund expenses or pending investment in other instruments.  These investments may include (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund expects to gain investment exposure to the Calgary Flames Index through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Financial Instruments in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure, investment advisory contracts as it relates to advisory agreements with the Subsidiary, and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

Fund Attributes

The Fund is a “non-diversified company” under the 1940 Act. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Financial Instruments that provide exposure to the Calgary Flames Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

INVESTMENT STRATEGY RISK. The Fund, through the Subsidiary, invests in Financial Instruments that provide exposure to the Calgary Flames Index. The Fund does not invest directly in prediction markets, event contracts, or other instruments that provide exposure to individual sporting event or season-long outcomes, nor does it invest in instruments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Financial Instruments, which may not accurately reflect the level of the Calgary Flames Index. Consequently, the Fund’s performance may differ from the performance of the Calgary Flames Index. Transaction costs (including those associated with futures investing), position limits, the availability of counterparties, and other factors may affect the cost and pricing of Financial Instruments and decrease the correlation between the performance of Financial Instruments and the Calgary Flames Index over short- or long-term periods. Moreover, because the Calgary Flames Index is uninvestable, the Fund can only gain exposure through the Financial Instruments, and differences between the prices of those instruments and the levels of the Calgary Flames Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Calgary Flames Index alone.

Calgary Flames Index Investing Risk. The Fund is indirectly exposed to the risks of the Calgary Flames Index through its investments in Financial Instruments. The Fund does not invest in the Calgary Flames Index, which is an uninvestable index. The performance of the Calgary Flames Index will be very different from a portfolio of Financial Instruments. The Calgary Flames Index moves up or down based on the Constituents (which in turn are based on officially reported statistics from every game throughout the regular season and postseason). Poor statistical performance by the Calgary Flames could have a significant negative impact on the level of the Calgary Flames Index and therefore the value of the Fund. In addition, unlike instruments based on tradable reference assets, Financial Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index rather than the price of a tradable asset.

Concentrated Single-Team Exposure Risk.  The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Calgary Flames) as measured by the Calgary Flames Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s net asset value (“NAV”), heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including futures contracts that reference the Calgary Flames Index, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in these instruments, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, as amended, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (the “CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Calgary Flames Index and, consequently, the prices of Financial Instruments. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Calgary Flames Index. Such persons could trade Financial Instruments or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Financial Instruments can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

Index Provider and Data Dependency Risk. The Calgary Flames Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Calgary Flames Index, Financial Instruments may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Calgary Flames Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Financial Instruments could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Calgary Flames Index could change materially and the futures market may not immediately price in such changes. The Calgary Flames Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

League Credibility and Sports Integrity Risk. The Calgary Flames Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or referee manipulation, could materially affect the statistical data upon which the Calgary Flames Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Financial Instruments. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Financial Instruments. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Calgary Flames Index and the Financial Instruments that reference it.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Financial Instruments depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004–2005. During any such period, no games would be played, the Calgary Flames Index would not generate data, and trading in Financial Instruments could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, a shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption, or that the Fund will be able to recover any losses incurred as a result of such events.

Novel Market Risk. Financial Instruments, including swap agreements or futures contracts that reference the Calgary Flames Index are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established markets, and pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Financial Instruments will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective. In such circumstances, the Fund’s performance may be adversely affected.

On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The value of the Calgary Flames Index, and therefore the prices of Financial Instruments, are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 84 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Calgary Flames Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Seasonality and Offseason Risk. The Calgary Flames Index resets to a standardized base value 32 calendar days after the last game of the Stanley Cup. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Calgary Flames Index moves in real-time based on officially reported game statistics, and the prices of Financial Instruments are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Calgary Flames Index will not move because no games are being played, and the Fund’s exposure to Financial Instruments will behave differently than during the playing season. The Fund anticipates maintaining exposure to Financial Instruments during the offseason. Although the Calgary Flames Index will be static during this period, the prices of Financial Instruments may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the Calgary Flames Index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Financial Instruments will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Financial Instruments is derived from the statistical performance of a single professional sports team as measured by the Calgary Flames Index. Successfully investing in Financial Instruments requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Calgary Flames Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Financial Instruments at the time the Fund obtains exposure.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole-including the Subsidiary-will provide investors with 1940 Act protections.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Financial Instruments may have limited or no trading activity. Because the Calgary Flames Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Fund Shares or when Financial Instruments are not actively trading. As a result, the opening price of Fund Shares and the prices of Financial Instruments on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Fund Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. The Fund will utilize swap agreements to derive exposure to the Calgary Flames Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, the Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the Calgary Flames Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If the Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the Calgary Flames Index. Because the market for swaps referencing the Calgary Flames Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent the Fund from providing its desired level of exposure to the Calgary Flames Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to Calgary Flames Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by the Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce the Fund’s returns and may cause the Fund to underperform the performance of the Calgary Flames Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on the Fund’s returns.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CONCENTRATION RISK. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in Financial Instruments that provide exposure to the Calgary Flames Index.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

COMMODITY REGULATORY RISK. The Fund’s use of the Financial Instruments subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self‑regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S.

regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.  This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE SHAREHOLDER RISK. Certain shareholders, including affiliated funds advised by the Adviser, may from time to time own a significant portion of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser (“Affiliate”), an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period solely to facilitate the commencement of the Fund or to help the Fund achieve a specified size or scale. There can be no assurance that any large shareholder will not redeem its investment, that the size of the Fund will be maintained at such levels, or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent that a significant percentage of the Fund’s shares are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Adviser or an Affiliate has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser  or an Affiliate. This may adversely affect the Fund’s performance if the Adviser is forced to sell portfolio securities or invest cash when it would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would, particularly if the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests.  In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified company”, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Special Tax Risks. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

The federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s swap strategy.  In general, income from swaps is recognized periodically over the term of the swaps.  Some swaps with substantial non-periodic payments are deemed to have an embedded loan.  In such a case, the Fund may recognize income without receiving cash.  The Fund would still be required to make sufficient distributions to maintain its RIC status, which may require selling assets or borrowing funds.  Other swaps are structured so that there are no periodic payments.  Such swaps may more properly be treated as a variation of a forward contract – although the IRS has issued proposed regulations that would treat them under the general swap regulations.  Forward contracts are generally treated as open contracts.  If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code.  Income from the swaps will be ordinary income, and disposition of such swaps may result in short-term capital gains or losses.  The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test alternatively as if the counter party were the issuer of the swaps and the issuer of the referenced security is the issuer of the swaps.  If the income is not qualifying income or the issuer of the swap contract is not appropriately the counterparty, the Fund could lose its own status as a RIC.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/[___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since the Fund’s inception in [____]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/[___].

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Roundhill Carolina Hurricanes® ETF

Investment Objectives

The Roundhill Carolina Hurricanes ETF (the “Fund” or “[___]”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.[__]%

(1)  The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)  “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in Financial Instruments (defined below) that provide exposure to the CME FSPI NHL Carolina Hurricanes Index (the “Carolina Hurricanes Index”). For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value. The Carolina Hurricanes Index is administered and calculated by FutureSports (the “Index Provider”).

The Carolina Hurricanes Index

The Carolina Hurricanes Index is designed to measure the cumulative team performance of the Carolina Hurricanes over the course of each season through the systemic aggregation of officially reported performance statistics. The Carolina Hurricanes Index is a benchmark reference value and does not represent ownership of, or direct entitlement to, any team, league, sporting event, security, commodity, or other asset.

The Carolina Hurricanes Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Carolina Hurricanes Index is based on fifty-five statistical measures of performance (for purposes of the Carolina Hurricanes Index, the “Constituents”) in continuous, live statistical values that underpin the value of the Carolina Hurricanes Index which is calculated into a trackable and tradable number. The Constituents are structured across two principal categories: Statistical Constituents (encapsulating both positive and negative performance metrics based on specific outcomes realized by the team during a single game) and Milestone Constituents (encapsulating performance metrics based on specific threshold levels of statistical constituents or unique events performed by the team during either a single game or multiple games, including monthly and seasonal milestones). Each Constituent is assigned a fixed multiplier value, where positive multipliers contribute to an increase in the Carolina Hurricanes Index value and negative multipliers contribute to a decrease in the Carolina Hurricanes Index value. Multiplier values remain fixed between scheduled reviews, are not adjusted on a discretionary basis, and are not modified intra-season. The value of the Carolina Hurricanes Index during a season is calculated by applying a seasonal adjustment factor to the relevant multiplier value for each Constituent, specifically 1.0 for regular season games and 1.5 for postseason games, and adding the resulting values to the value of the Carolina Hurricanes Index. Monthly and seasonal Milestone Constituents are only available for regular season games.

The Carolina Hurricanes Index is based solely on these statistical factors, and the performance of other professional hockey teams in the National Hockey League® (the “NHL”), or events outside of on-ice performance by the Carolina Hurricanes, will not impact the value of the Carolina Hurricanes Index. The Carolina Hurricanes Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. The Carolina Hurricanes Index will return to the base level of 7,500 thirty-two calendar days after the last game of the Stanley Cup Final.

The Carolina Hurricanes

The Carolina Hurricanes are a professional ice hockey team based in Raleigh, North Carolina, competing in the Metropolitan Division of the NHL’s Eastern Conference. During the 2025–2026 season, the Hurricanes finished first in the Metropolitan Division, ranking 2nd in standings points, 2nd in goals for, 4th in goals against, and 3rd in goal differential. The Hurricanes were founded in 1971 as the New England Whalers by Howard Baldwin. The Hurricanes are currently owned by Tom Dundon, serving as Owner and Governor since 2018. The team has won two Stanley Cup championships, capturing titles in 2006 and 2026. Neither the Fund, the Trust, the Adviser, nor the Sub-Adviser is affiliated with the Carolina Hurricanes.

The Fund’s Investments

The Fund will obtain exposure to the Carolina Hurricanes Index either through one or more swap agreements or by investing in futures contracts that reference the Carolina Hurricanes Index that trade on an exchange registered with the CFTC (collectively, the “Financial Instruments”).

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to the Carolina Hurricanes Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may also purchase cash-settled futures contracts that reference the Carolina Hurricanes Index. In simplest terms, in a cash‑settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Carolina Hurricanes Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer‑dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the

Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer‑dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of futures contracts referencing the Carolina Hurricanes Index may differ from that of the Carolina Hurricanes Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund will also invest in cash, cash-like instruments or other high-quality securities that serve as collateral or margin, manage liquidity, pay Fund expenses or pending investment in other instruments.  These investments may include (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund expects to gain investment exposure to the Carolina Hurricanes Index through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Financial Instruments in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure, investment advisory contracts as it relates to advisory agreements with the Subsidiary, and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

Fund Attributes

The Fund is a “non-diversified company” under the 1940 Act. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Financial Instruments that provide exposure to the Carolina Hurricanes Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

INVESTMENT STRATEGY RISK. The Fund, through the Subsidiary, invests in Financial Instruments that provide exposure to the Carolina Hurricanes Index. The Fund does not invest directly in prediction markets, event contracts, or other instruments that provide exposure to individual sporting event or season-long outcomes, nor does it invest in instruments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Financial Instruments, which may not accurately reflect the level of the Carolina Hurricanes Index. Consequently, the Fund’s performance may differ from the performance of the Carolina Hurricanes Index. Transaction costs (including those associated with futures investing), position limits, the availability of counterparties, and other factors may affect the cost and pricing of Financial Instruments and decrease the correlation between the performance of Financial Instruments and the Carolina Hurricanes Index over short- or long-term periods. Moreover, because the Carolina Hurricanes Index is uninvestable, the Fund can only gain exposure through the Financial Instruments, and differences between the prices of those instruments and the levels of the Carolina Hurricanes Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Carolina Hurricanes Index alone.

Carolina Hurricanes Index Investing Risk. The Fund is indirectly exposed to the risks of the Carolina Hurricanes Index through its investments in Financial Instruments. The Fund does not invest in the Carolina Hurricanes Index, which is an uninvestable index. The performance of the Carolina Hurricanes Index will be very different from a portfolio of Financial Instruments. The Carolina Hurricanes Index moves up or down based on the Constituents (which in turn are based on officially reported statistics from every game throughout the regular season and postseason). Poor statistical performance by the Carolina Hurricanes could have a significant negative impact on the level of the Carolina Hurricanes Index and therefore the value of the Fund. In addition, unlike instruments based on tradable reference assets, Financial Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index rather than the price of a tradable asset.

Concentrated Single-Team Exposure Risk.  The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Carolina Hurricanes) as measured by the Carolina Hurricanes Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s net asset value (“NAV”), heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including futures contracts that reference the Carolina Hurricanes Index, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in these instruments, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, as amended, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (the “CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Carolina Hurricanes Index and, consequently, the prices of Financial Instruments. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Carolina Hurricanes Index. Such persons could trade Financial Instruments or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Financial Instruments can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

Index Provider and Data Dependency Risk. The Carolina Hurricanes Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Carolina Hurricanes Index, Financial Instruments may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Carolina Hurricanes Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Financial Instruments could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Carolina Hurricanes Index could change materially and the futures market may not immediately price in such changes. The Carolina Hurricanes Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

League Credibility and Sports Integrity Risk. The Carolina Hurricanes Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or referee manipulation, could materially affect the statistical data upon which the Carolina Hurricanes Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Financial Instruments. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Financial Instruments. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Carolina Hurricanes Index and the Financial Instruments that reference it.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Financial Instruments depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004–2005. During any such period, no games would be played, the Carolina Hurricanes Index would not generate data, and trading in Financial Instruments could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, a shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption, or that the Fund will be able to recover any losses incurred as a result of such events.

Novel Market Risk. Financial Instruments, including swap agreements or futures contracts that reference the Carolina Hurricanes Index are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established markets, and pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for

Financial Instruments will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective. In such circumstances, the Fund’s performance may be adversely affected.

On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The value of the Carolina Hurricanes Index, and therefore the prices of Financial Instruments, are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 84 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Carolina Hurricanes Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Seasonality and Offseason Risk. The Carolina Hurricanes Index resets to a standardized base value 32 calendar days after the last game of the Stanley Cup. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Carolina Hurricanes Index moves in real-time based on officially reported game statistics, and the prices of Financial Instruments are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Carolina Hurricanes Index will not move because no games are being played, and the Fund’s exposure to Financial Instruments will behave differently than during the playing season. The Fund anticipates maintaining exposure to Financial Instruments during the offseason. Although the Carolina Hurricanes Index will be static during this period, the prices of Financial Instruments may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the Carolina Hurricanes Index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Financial Instruments will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Financial Instruments is derived from the statistical performance of a single professional sports team as measured by the Carolina Hurricanes Index. Successfully investing in Financial Instruments requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Carolina Hurricanes Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Financial Instruments at the time the Fund obtains exposure.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole-including the Subsidiary-will provide investors with 1940 Act protections.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Financial Instruments may have limited or no trading activity. Because the Carolina Hurricanes Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Fund Shares or when Financial Instruments are not actively trading. As a result, the opening price of Fund Shares and the prices of Financial Instruments on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Fund Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. The Fund will utilize swap agreements to derive exposure to the Carolina Hurricanes Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, the Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the Carolina Hurricanes Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If the Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the Carolina Hurricanes Index. Because the market for swaps referencing the Carolina Hurricanes Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent the Fund from providing its desired level of exposure to the Carolina Hurricanes Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to Carolina Hurricanes Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by the Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce the Fund’s returns and may cause the Fund to underperform the performance of the Carolina Hurricanes Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on the Fund’s returns.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CONCENTRATION RISK. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in Financial Instruments that provide exposure to the Carolina Hurricanes Index.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

COMMODITY REGULATORY RISK. The Fund’s use of the Financial Instruments subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self‑regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.  This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE SHAREHOLDER RISK. Certain shareholders, including affiliated funds advised by the Adviser, may from time to time own a significant portion of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser (“Affiliate”), an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period solely to facilitate the commencement of the Fund or to help the Fund achieve a specified size or scale. There can be no assurance that any large shareholder will not redeem its investment, that the size of the Fund will be maintained at such levels, or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent that a significant percentage of the Fund’s shares are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Adviser or an Affiliate has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser  or an Affiliate. This may adversely affect the Fund’s performance if the Adviser is forced to sell portfolio securities or invest cash when it would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would, particularly if the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests.  In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified company”, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Special Tax Risks. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

The federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s swap strategy.  In general, income from swaps is recognized periodically over the term of the swaps.  Some swaps with substantial non-periodic payments are deemed to have an embedded loan.  In such a case, the Fund may recognize income without receiving cash.  The Fund would still be required to make sufficient distributions to maintain its RIC status, which may require selling assets or borrowing funds.  Other swaps are structured so that there are no periodic payments.  Such swaps may more properly be treated as a variation of a forward contract – although the IRS has issued proposed regulations that would treat them under the general swap regulations.  Forward contracts are generally treated as open contracts.  If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code.  Income from the swaps will be ordinary income, and disposition of such swaps may result in short-term capital gains or losses.  The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test alternatively as if the counter party were the issuer of the swaps and the issuer of the referenced security is the issuer of the swaps.  If the income is not qualifying income or the issuer of the swap contract is not appropriately the counterparty, the Fund could lose its own status as a RIC.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/[___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since the Fund’s inception in [____]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/[___].

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Roundhill Chicago Blackhawks® ETF

Investment Objectives

The Roundhill Chicago Blackhawks ETF (the “Fund” or “[___]”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.[__]%

(1)  The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)  “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in Financial Instruments (defined below) that provide exposure to the CME FSPI NHL Chicago Blackhawks Index. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value. The Chicago Blackhawks Index is administered and calculated by FutureSports (the “Index Provider”).

The Chicago Blackhawks Index

The Chicago Blackhawks Index is designed to measure the cumulative team performance of the Chicago Blackhawks over the course of each season through the systemic aggregation of officially reported performance statistics. The Chicago Blackhawks Index is a benchmark reference value and does not represent ownership of, or direct entitlement to, any team, league, sporting event, security, commodity, or other asset.

The Chicago Blackhawks Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Chicago Blackhawks Index is based on fifty-five statistical measures of performance (for purposes of the Chicago Blackhawks Index, the “Constituents”) in continuous, live statistical values that underpin the value of the Chicago Blackhawks Index which is calculated into a trackable and tradable number. The Constituents are structured across two principal categories: Statistical Constituents (encapsulating both positive and negative performance metrics based on specific outcomes realized by the team during a single game) and Milestone Constituents (encapsulating performance metrics based on specific threshold levels of statistical constituents or unique events performed by the team during either a single game or multiple games, including monthly and seasonal milestones). Each Constituent is assigned a fixed multiplier value, where positive multipliers contribute to an increase in the Chicago Blackhawks Index value and negative multipliers contribute to a decrease in the Chicago Blackhawks Index value. Multiplier values remain fixed between scheduled reviews, are not adjusted on a discretionary basis, and are not modified intra-season. The value of the Chicago Blackhawks Index during a season is calculated by applying a seasonal adjustment factor to the relevant multiplier value for each Constituent, specifically 1.0 for regular season games and 1.5 for postseason games, and adding the resulting values to the value of the Chicago Blackhawks Index. Monthly and seasonal Milestone Constituents are only available for regular season games.

The Chicago Blackhawks Index is based solely on these statistical factors, and the performance of other professional hockey teams in the National Hockey League® (the “NHL”), or events outside of on-ice performance by the Chicago Blackhawks, will not impact the value of the Chicago Blackhawks Index. The Chicago Blackhawks Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. The Chicago Blackhawks Index will return to the base level of 7,500 thirty-two calendar days after the last game of the Stanley Cup Final.

The Chicago Blackhawks

The Chicago Blackhawks are a professional ice hockey team based in Chicago, Illinois, competing in the Central Division of the NHL’s Western Conference. During the 2025–2026 season, the Blackhawks finished last in the Central Division, ranking 31st in standings points, 31st in goals for, 27th in goals against, and 31st in goal differential. The Blackhawks were founded in 1926 by Chicago coffee tycoon Major Frederic McLaughlin. The Blackhawks are currently owned by the Wirtz family, with Danny Wirtz serving as Chairman since 2023. The team has won six Stanley Cup championships, capturing titles in 1934, 1938, 1961, 2010, 2013, and 2015. Neither the Fund, the Trust, the Adviser, nor the Sub-Adviser is affiliated with the Chicago Blackhawks.

The Fund’s Investments

The Fund will obtain exposure to the Chicago Blackhawks Index either through one or more swap agreements or by investing in futures contracts that reference the Chicago Blackhawks Index that trade on an exchange registered with the CFTC (collectively, the “Financial Instruments”).

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to the Chicago Blackhawks Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may also purchase cash-settled futures contracts that reference the Chicago Blackhawks Index. In simplest terms, in a cash‑settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Chicago Blackhawks Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer‑dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer‑dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of futures contracts referencing the Chicago Blackhawks Index may differ from that of the Chicago Blackhawks Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund will also invest in cash, cash-like instruments or other high-quality securities that serve as collateral or margin, manage liquidity, pay Fund expenses or pending investment in other instruments.  These investments may include (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund expects to gain investment exposure to the Chicago Blackhawks Index through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Financial Instruments in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure, investment advisory contracts as it relates to advisory agreements with the Subsidiary, and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

Fund Attributes

The Fund is a “non-diversified company” under the 1940 Act. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Financial Instruments that provide exposure to the Chicago Blackhawks Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

INVESTMENT STRATEGY RISK. The Fund, through the Subsidiary, invests in Financial Instruments that provide exposure to the Chicago Blackhawks Index. The Fund does not invest directly in prediction markets, event contracts, or other instruments that provide exposure to individual sporting event or season-long outcomes, nor does it invest in instruments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Financial Instruments, which may not accurately reflect the level of the Chicago Blackhawks Index. Consequently, the Fund’s performance may differ from the performance of the Chicago Blackhawks Index. Transaction costs (including those associated with futures investing), position limits, the availability of counterparties, and other factors may affect the cost and pricing of Financial Instruments and decrease the correlation between the performance of Financial Instruments and the Chicago Blackhawks Index over short- or long-term periods. Moreover, because the Chicago Blackhawks Index is uninvestable, the Fund can only gain exposure through the Financial Instruments, and differences between the prices of those instruments and the levels of the Chicago Blackhawks Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Chicago Blackhawks Index alone.

Chicago Blackhawks Index Investing Risk. The Fund is indirectly exposed to the risks of the Chicago Blackhawks Index through its investments in Financial Instruments. The Fund does not invest in the Chicago Blackhawks Index, which is an uninvestable index. The performance of the Chicago Blackhawks Index will be very different from a portfolio of Financial Instruments. The Chicago Blackhawks Index moves up or down based on the Constituents (which in turn are based on officially reported statistics from every game throughout the regular season and postseason). Poor statistical performance by the Chicago Blackhawks could have a significant negative impact on the level of the Chicago Blackhawks Index and therefore the value of the Fund. In addition, unlike instruments based on tradable reference assets, Financial Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index rather than the price of a tradable asset.

Concentrated Single-Team Exposure Risk.  The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Chicago Blackhawks) as measured by the Chicago Blackhawks Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s net asset value (“NAV”), heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including futures contracts that reference the Chicago Blackhawks Index, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in these instruments, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, as amended, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (the “CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Chicago Blackhawks Index and, consequently, the prices of Financial Instruments. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Chicago Blackhawks Index. Such persons could trade Financial Instruments or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Financial Instruments can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

Index Provider and Data Dependency Risk. The Chicago Blackhawks Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Chicago Blackhawks Index, Financial Instruments may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Chicago Blackhawks Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Financial Instruments could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Chicago Blackhawks Index could change materially and the futures market may not immediately price in such changes. The Chicago Blackhawks Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

League Credibility and Sports Integrity Risk. The Chicago Blackhawks Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or referee manipulation, could materially affect the statistical data upon which the Chicago Blackhawks Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Financial Instruments. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Financial Instruments. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Chicago Blackhawks Index and the Financial Instruments that reference it.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Financial Instruments depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004–2005. During any such period, no games would be played, the Chicago Blackhawks Index would not generate data, and trading in Financial Instruments could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, a shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption, or that the Fund will be able to recover any losses incurred as a result of such events.

Novel Market Risk. Financial Instruments, including swap agreements or futures contracts that reference the Chicago Blackhawks Index are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established markets, and pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Financial Instruments will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective. In such circumstances, the Fund’s performance may be adversely affected.

On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The value of the Chicago Blackhawks Index, and therefore the prices of Financial Instruments, are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 84 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Chicago Blackhawks Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Seasonality and Offseason Risk. The Chicago Blackhawks Index resets to a standardized base value 32 calendar days after the last game of the Stanley Cup. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Chicago Blackhawks Index moves in real-time based on officially reported game statistics, and the prices of Financial Instruments are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Chicago Blackhawks Index will not move because no games are being played, and the Fund’s exposure to Financial Instruments will behave differently than during the playing season. The Fund anticipates maintaining exposure to Financial Instruments during the offseason. Although the Chicago Blackhawks Index will be static during this period, the prices of Financial Instruments may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the Chicago Blackhawks Index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Financial Instruments will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Financial Instruments is derived from the statistical performance of a single professional sports team as measured by the Chicago Blackhawks Index. Successfully investing in Financial Instruments requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Chicago Blackhawks Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Financial Instruments at the time the Fund obtains exposure.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole-including the Subsidiary-will provide investors with 1940 Act protections.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Financial Instruments may have limited or no trading activity. Because the Chicago Blackhawks Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Fund Shares or when Financial Instruments are not actively trading. As a result, the opening price of Fund Shares and the prices of Financial Instruments on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Fund Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. The Fund will utilize swap agreements to derive exposure to the Chicago Blackhawks Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, the Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the Chicago Blackhawks Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If the Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the Chicago Blackhawks Index. Because the market for swaps referencing the Chicago Blackhawks Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent the Fund from providing its desired level of exposure to the Chicago Blackhawks Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to Chicago Blackhawks Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by the Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce the Fund’s returns and may cause the Fund to underperform the performance of the Chicago Blackhawks Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on the Fund’s returns.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CONCENTRATION RISK. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in Financial Instruments that provide exposure to the Chicago Blackhawks Index.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

COMMODITY REGULATORY RISK. The Fund’s use of the Financial Instruments subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self‑regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.  This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE SHAREHOLDER RISK. Certain shareholders, including affiliated funds advised by the Adviser, may from time to time own a significant portion of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser (“Affiliate”), an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period solely to facilitate the commencement of the Fund or to help the Fund achieve a specified size or scale. There can be no assurance that any large shareholder will not redeem its investment, that the size of the Fund will be maintained at such levels, or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent that a significant percentage of the Fund’s shares are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Adviser or an Affiliate has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser  or an Affiliate. This may adversely affect the Fund’s performance if the Adviser is forced to sell portfolio securities or invest cash when it would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would, particularly if the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests.  In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified company”, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Special Tax Risks. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

The federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s swap strategy.  In general, income from swaps is recognized periodically over the term of the swaps.  Some swaps with substantial non-periodic payments are deemed to have an embedded loan.  In such a case, the Fund may recognize income without receiving cash.  The Fund would still be required to make sufficient distributions to maintain its RIC status, which may require selling assets or borrowing funds.  Other swaps are structured so that there are no periodic payments.  Such swaps may more properly be treated as a variation of a forward contract – although the IRS has issued proposed regulations that would treat them under the general swap regulations.  Forward contracts are generally treated as open contracts.  If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code.  Income from the swaps will be ordinary income, and disposition of such swaps may result in short-term capital gains or losses.  The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test alternatively as if the counter party were the issuer of the swaps and the issuer of the referenced security is the issuer of the swaps.  If the income is not qualifying income or the issuer of the swap contract is not appropriately the counterparty, the Fund could lose its own status as a RIC.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/[___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since the Fund’s inception in [____]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/[___].

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Roundhill Colorado Avalanche® ETF

Investment Objectives

The Roundhill Colorado Avalanche ETF (the “Fund” or “[___]”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.[__]%

(1)  The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)  “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in Financial Instruments (defined below) that provide exposure to the CME FSPI NHL Colorado Avalanche Index (the “Colorado Avalanche Index”). For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value. The Colorado Avalanche Index is administered and calculated by FutureSports (the “Index Provider”).

The Colorado Avalanche Index

The Colorado Avalanche Index is designed to measure the cumulative team performance of the Colorado Avalanche over the course of each season through the systemic aggregation of officially reported performance statistics. The Colorado Avalanche Index is a benchmark reference value and does not represent ownership of, or direct entitlement to, any team, league, sporting event, security, commodity, or other asset.

The Colorado Avalanche Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Colorado Avalanche Index is based on fifty-five statistical measures of performance (for purposes of the Colorado Avalanche Index, the “Constituents”) in continuous, live statistical values that underpin the value of the Colorado Avalanche Index which is calculated into a trackable and tradable number. The Constituents are structured across two principal categories: Statistical Constituents (encapsulating both positive and negative performance metrics based on specific outcomes realized by the team during a single game) and Milestone Constituents (encapsulating performance metrics based on specific threshold levels of statistical constituents or unique events performed by the team during either a single game or multiple games, including monthly and seasonal milestones). Each Constituent is assigned a fixed multiplier value, where positive multipliers contribute to an increase in the Colorado Avalanche Index value and negative multipliers contribute to a decrease in the Colorado Avalanche Index value. Multiplier values remain fixed between scheduled reviews, are not adjusted on a discretionary basis, and are not modified intra-season. The value of the Colorado Avalanche Index during a season is calculated by applying a seasonal adjustment factor to the relevant multiplier value for each Constituent, specifically 1.0 for regular season games and 1.5 for postseason games, and adding the resulting values to the value of the Colorado Avalanche Index. Monthly and seasonal Milestone Constituents are only available for regular season games.

The Colorado Avalanche Index is based solely on these statistical factors, and the performance of other professional hockey teams in the National Hockey League® (the “NHL”), or events outside of on-ice performance by the Colorado Avalanche, will not impact the value of the Colorado Avalanche Index. The Colorado Avalanche Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. The Colorado Avalanche Index will return to the base level of 7,500 thirty-two calendar days after the last game of the Stanley Cup Final.

The Colorado Avalanche

The Colorado Avalanche are a professional ice hockey team based in Denver, Colorado, competing in the Central Division of the NHL’s Western Conference. During the 2025–2026 season, the Avalanche finished first in the Central Division, ranking 1st in standings points, 1st in goals for, 1st in goals against, and 1st in goal differential. The Avalanche were founded in 1972 as the Quebec Nordiques. The Avalanche are currently owned by Kroenke Sports & Entertainment, with Stan Kroenke serving as Owner since 2000. The team has won three Stanley Cup championships, capturing titles in 1996, 2001, and 2022. Neither the Fund, the Trust, the Adviser, nor the Sub-Adviser is affiliated with the Colorado Avalanche.

The Fund’s Investments

The Fund will obtain exposure to the Colorado Avalanche Index either through one or more swap agreements or by investing in futures contracts that reference the Colorado Avalanche Index that trade on an exchange registered with the CFTC (collectively, the “Financial Instruments”).

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to the Colorado Avalanche Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may also purchase cash-settled futures contracts that reference the Colorado Avalanche Index. In simplest terms, in a cash‑settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Colorado Avalanche Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer‑dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer‑dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of futures contracts referencing the Colorado Avalanche Index may differ from that of the Colorado Avalanche Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund will also invest in cash, cash-like instruments or other high-quality securities that serve as collateral or margin, manage liquidity, pay Fund expenses or pending investment in other instruments.  These investments may include (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund expects to gain investment exposure to the Colorado Avalanche Index through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Financial Instruments in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure, investment advisory contracts as it relates to advisory agreements with the Subsidiary, and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

Fund Attributes

The Fund is a “non-diversified company” under the 1940 Act. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Financial Instruments that provide exposure to the Colorado Avalanche Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

INVESTMENT STRATEGY RISK. The Fund, through the Subsidiary, invests in Financial Instruments that provide exposure to the Colorado Avalanche Index. The Fund does not invest directly in prediction markets, event contracts, or other instruments that provide exposure to individual sporting event or season-long outcomes, nor does it invest in instruments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Financial Instruments, which may not accurately reflect the level of the Colorado Avalanche Index. Consequently, the Fund’s performance may differ from the performance of the Colorado Avalanche Index. Transaction costs (including those associated with futures investing), position limits, the availability of counterparties, and other factors may affect the cost and pricing of Financial Instruments and decrease the correlation between the performance of Financial Instruments and the Colorado Avalanche Index over short- or long-term periods. Moreover, because the Colorado Avalanche Index is uninvestable, the Fund can only gain exposure through the Financial Instruments, and differences between the prices of those instruments and the levels of the Colorado Avalanche Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Colorado Avalanche Index alone.

Colorado Avalanche Index Investing Risk. The Fund is indirectly exposed to the risks of the Colorado Avalanche Index through its investments in Financial Instruments. The Fund does not invest in the Colorado Avalanche Index, which is an uninvestable index. The performance of the Colorado Avalanche Index will be very different from a portfolio of Financial Instruments. The Colorado Avalanche Index moves up or down based on the Constituents (which in turn are based on officially reported statistics from every game throughout the regular season and postseason). Poor statistical performance by the Colorado Avalanche could have a significant negative impact on the level of the Colorado Avalanche Index and therefore the value of the Fund. In addition, unlike instruments based on tradable reference assets, Financial Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index rather than the price of a tradable asset.

Concentrated Single-Team Exposure Risk.  The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Colorado Avalanche) as measured by the Colorado Avalanche Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s net asset value (“NAV”), heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including futures contracts that reference the Colorado Avalanche Index, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in these instruments, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, as amended, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (the “CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Colorado Avalanche Index and, consequently, the prices of Financial Instruments. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Colorado Avalanche Index. Such persons could trade Financial Instruments or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Financial Instruments can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

Index Provider and Data Dependency Risk. The Colorado Avalanche Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Colorado Avalanche Index, Financial Instruments may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Colorado Avalanche Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Financial Instruments could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Colorado Avalanche Index could change materially and the futures market may not immediately price in such changes. The Colorado Avalanche Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

League Credibility and Sports Integrity Risk. The Colorado Avalanche Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or referee manipulation, could materially affect the statistical data upon which the Colorado Avalanche Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Financial Instruments. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Financial Instruments. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Colorado Avalanche Index and the Financial Instruments that reference it.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Financial Instruments depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004–2005. During any such period, no games would be played, the Colorado Avalanche Index would not generate data, and trading in Financial Instruments could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, a shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption, or that the Fund will be able to recover any losses incurred as a result of such events.

Novel Market Risk. Financial Instruments, including swap agreements or futures contracts that reference the Colorado Avalanche Index are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established markets, and pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Financial Instruments will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective. In such circumstances, the Fund’s performance may be adversely affected.

On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The value of the Colorado Avalanche Index, and therefore the prices of Financial Instruments, are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 84 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Colorado Avalanche Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Seasonality and Offseason Risk. The Colorado Avalanche Index resets to a standardized base value 32 calendar days after the last game of the Stanley Cup. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Colorado Avalanche Index moves in real-time based on officially reported game statistics, and the prices of Financial Instruments are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Colorado Avalanche Index will not move because no games are being played, and the Fund’s exposure to Financial Instruments will behave differently than during the playing season. The Fund anticipates maintaining exposure to Financial Instruments during the offseason. Although the Colorado Avalanche Index will be static during this period, the prices of Financial Instruments may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the Colorado Avalanche Index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Financial Instruments will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Financial Instruments is derived from the statistical performance of a single professional sports team as measured by the Colorado Avalanche Index. Successfully investing in Financial Instruments requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Colorado Avalanche Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Financial Instruments at the time the Fund obtains exposure.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole-including the Subsidiary-will provide investors with 1940 Act protections.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Financial Instruments may have limited or no trading activity. Because the Colorado Avalanche Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Fund Shares or when Financial Instruments are not actively trading. As a result, the opening price of Fund Shares and the prices of Financial Instruments on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Fund Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. The Fund will utilize swap agreements to derive exposure to the Colorado Avalanche Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, the Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the Colorado Avalanche Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If the Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the Colorado Avalanche Index. Because the market for swaps referencing the Colorado Avalanche Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent the Fund from providing its desired level of exposure to the Colorado Avalanche Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to Colorado Avalanche Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by the Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce the Fund’s returns and may cause the Fund to underperform the performance of the Colorado Avalanche Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on the Fund’s returns.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CONCENTRATION RISK. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in Financial Instruments that provide exposure to the Colorado Avalanche Index.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

COMMODITY REGULATORY RISK. The Fund’s use of the Financial Instruments subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self‑regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.  This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE SHAREHOLDER RISK. Certain shareholders, including affiliated funds advised by the Adviser, may from time to time own a significant portion of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser (“Affiliate”), an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period solely to facilitate the commencement of the Fund or to help the Fund achieve a specified size or scale. There can be no assurance that any large shareholder will not redeem its investment, that the size of the Fund will be maintained at such levels, or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent that a significant percentage of the Fund’s shares are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Adviser or an Affiliate has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser  or an Affiliate. This may adversely affect the Fund’s performance if the Adviser is forced to sell portfolio securities or invest cash when it would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would, particularly if the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests.  In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified company”, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Special Tax Risks. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

The federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s swap strategy.  In general, income from swaps is recognized periodically over the term of the swaps.  Some swaps with substantial non-periodic payments are deemed to have an embedded loan.  In such a case, the Fund may recognize income without receiving cash.  The Fund would still be required to make sufficient distributions to maintain its RIC status, which may require selling assets or borrowing funds.  Other swaps are structured so that there are no periodic payments.  Such swaps may more properly be treated as a variation of a forward contract – although the IRS has issued proposed regulations that would treat them under the general swap regulations.  Forward contracts are generally treated as open contracts.  If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code.  Income from the swaps will be ordinary income, and disposition of such swaps may result in short-term capital gains or losses.  The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test alternatively as if the counter party were the issuer of the swaps and the issuer of the referenced security is the issuer of the swaps.  If the income is not qualifying income or the issuer of the swap contract is not appropriately the counterparty, the Fund could lose its own status as a RIC.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/[___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since the Fund’s inception in [____]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/[___].

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Roundhill Columbus Blue Jackets® ETF

Investment Objectives

The Roundhill Columbus Blue Jackets ETF (the “Fund” or “[___]”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.[__]%

(1)  The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)  “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in Financial Instruments (defined below) that provide exposure to the CME FSPI NHL Columbus Blue Jackets Index (the “Columbus Blue Jackets Index”). For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value. The Columbus Blue Jackets Index is administered and calculated by FutureSports (the “Index Provider”).

The Columbus Blue Jackets Index

The Columbus Blue Jackets Index is designed to measure the cumulative team performance of the Columbus Blue Jackets over the course of each season through the systemic aggregation of officially reported performance statistics. The Columbus Blue Jackets Index is a benchmark reference value and does not represent ownership of, or direct entitlement to, any team, league, sporting event, security, commodity, or other asset.

The Columbus Blue Jackets Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Columbus Blue Jackets Index is based on fifty-five statistical measures of performance (for purposes of the Columbus Blue Jackets Index, the “Constituents”) in continuous, live statistical values that underpin the value of the Columbus Blue Jackets Index which is calculated into a trackable and tradable number. The Constituents are structured across two principal categories: Statistical Constituents (encapsulating both positive and negative performance metrics based on specific outcomes realized by the team during a single game) and Milestone Constituents (encapsulating performance metrics based on specific threshold levels of statistical constituents or unique events performed by the team during either a single game or multiple games, including monthly and seasonal milestones). Each Constituent is assigned a fixed multiplier value, where positive multipliers contribute to an increase in the Columbus Blue Jackets Index value and negative multipliers contribute to a decrease in the Columbus Blue Jackets Index value. Multiplier values remain fixed between scheduled reviews, are not adjusted on a discretionary basis, and are not modified intra-season. The value of the Columbus Blue Jackets Index during a season is calculated by applying a seasonal adjustment factor to the relevant multiplier value for each Constituent, specifically 1.0 for regular season games and 1.5 for postseason games, and adding the resulting values to the value of the Columbus Blue Jackets Index. Monthly and seasonal Milestone Constituents are only available for regular season games.

The Columbus Blue Jackets Index is based solely on these statistical factors, and the performance of other professional hockey teams in the National Hockey League® (the “NHL”), or events outside of on-ice performance by the Columbus Blue Jackets, will not impact the value of the Columbus Blue Jackets Index. The Columbus Blue Jackets Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. The Columbus Blue Jackets Index will return to the base level of 7,500 thirty-two calendar days after the last game of the Stanley Cup Final.

The Columbus Blue Jackets

The Columbus Blue Jackets are a professional ice hockey team based in Columbus, Ohio, competing in the Metropolitan Division of the NHL’s Eastern Conference. During the 2025–2026 season, the Blue Jackets finished fifth in the Metropolitan Division, ranking 17th in standings points, 16th in goals for, 16th in goals against, and 16th in goal differential. The Blue Jackets were founded in 2000 by businessman John H. McConnell. The Blue Jackets are currently owned by John P. McConnell, serving as Governor since 2012. The team has never won a Stanley Cup championship. Neither the Fund, the Trust, the Adviser, nor the Sub-Adviser is affiliated with the Columbus Blue Jackets.

The Fund’s Investments

The Fund will obtain exposure to the Columbus Blue Jackets Index either through one or more swap agreements or by investing in futures contracts that reference the Columbus Blue Jackets Index that trade on an exchange registered with the CFTC (collectively, the “Financial Instruments”).

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to the Columbus Blue Jackets Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may also purchase cash-settled futures contracts that reference the Columbus Blue Jackets Index. In simplest terms, in a cash‑settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Columbus Blue Jackets Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer‑dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer‑dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of futures contracts referencing the Columbus

Blue Jackets Index may differ from that of the Columbus Blue Jackets Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund will also invest in cash, cash-like instruments or other high-quality securities that serve as collateral or margin, manage liquidity, pay Fund expenses or pending investment in other instruments.  These investments may include (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund expects to gain investment exposure to the Columbus Blue Jackets Index through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Financial Instruments in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure, investment advisory contracts as it relates to advisory agreements with the Subsidiary, and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

Fund Attributes

The Fund is a “non-diversified company” under the 1940 Act. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Financial Instruments that provide exposure to the Columbus Blue Jackets Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

INVESTMENT STRATEGY RISK. The Fund, through the Subsidiary, invests in Financial Instruments that provide exposure to the Columbus Blue Jackets Index. The Fund does not invest directly in prediction markets, event contracts, or other instruments that provide exposure to individual sporting event or season-long outcomes, nor does it invest in instruments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Financial Instruments, which may not accurately reflect the level of the Columbus Blue Jackets Index. Consequently, the Fund’s performance may differ from the performance of the Columbus Blue Jackets Index. Transaction costs (including those associated with futures investing), position limits, the availability of counterparties, and other factors may affect the cost and pricing of Financial Instruments and decrease the correlation between the performance of Financial Instruments and the Columbus Blue Jackets Index over short- or long-term periods. Moreover, because the Columbus Blue Jackets Index is uninvestable, the Fund can only gain exposure through the Financial Instruments, and differences between the prices of those instruments and the levels of the Columbus Blue Jackets Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Columbus Blue Jackets Index alone.

Columbus Blue Jackets Index Investing Risk. The Fund is indirectly exposed to the risks of the Columbus Blue Jackets Index through its investments in Financial Instruments. The Fund does not invest in the Columbus Blue Jackets Index, which is an uninvestable index. The performance of the Columbus Blue Jackets Index will be very different from a portfolio of Financial Instruments. The Columbus Blue Jackets Index moves up or down based on the Constituents (which in turn are based on officially reported statistics from every game throughout the regular season and postseason). Poor statistical performance by the Columbus Blue Jackets could have a significant negative impact on the level of the Columbus Blue Jackets Index and therefore the value of the Fund. In addition, unlike instruments based on tradable reference assets, Financial Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index rather than the price of a tradable asset.

Concentrated Single-Team Exposure Risk.  The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Columbus Blue Jackets) as measured by the Columbus Blue Jackets Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s net asset value (“NAV”), heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including futures contracts that reference the Columbus Blue Jackets Index, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in these instruments, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, as amended, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (the “CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Columbus Blue Jackets Index and, consequently, the prices of Financial Instruments. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Columbus Blue Jackets Index. Such persons could trade Financial Instruments or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Financial Instruments can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

Index Provider and Data Dependency Risk. The Columbus Blue Jackets Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Columbus Blue Jackets Index, Financial Instruments may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Columbus Blue Jackets Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Financial Instruments could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Columbus Blue Jackets Index could change materially and the futures market may not immediately price in such changes. The Columbus Blue Jackets Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

League Credibility and Sports Integrity Risk. The Columbus Blue Jackets Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or referee manipulation, could materially affect the statistical data upon which the Columbus Blue Jackets Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Financial Instruments. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Financial Instruments. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Columbus Blue Jackets Index and the Financial Instruments that reference it.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Financial Instruments depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004–2005. During any such period, no games would be played, the Columbus Blue Jackets Index would not generate data, and trading in Financial Instruments could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, a shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption, or that the Fund will be able to recover any losses incurred as a result of such events.

Novel Market Risk. Financial Instruments, including swap agreements or futures contracts that reference the Columbus Blue Jackets Index are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established markets, and pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Financial Instruments will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective. In such circumstances, the Fund’s performance may be adversely affected.

On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The value of the Columbus Blue Jackets Index, and therefore the prices of Financial Instruments, are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 84 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Columbus Blue Jackets Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Seasonality and Offseason Risk. The Columbus Blue Jackets Index resets to a standardized base value 32 calendar days after the last game of the Stanley Cup. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Columbus Blue Jackets Index moves in real-time based on officially reported game statistics, and the prices of Financial Instruments are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Columbus Blue Jackets Index will not move because no games are being played, and the Fund’s exposure to Financial Instruments will behave differently than during the playing season. The Fund anticipates maintaining exposure to Financial Instruments during the offseason. Although the Columbus Blue Jackets Index will be static during this period, the prices of Financial Instruments may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the Columbus Blue Jackets Index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Financial Instruments will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Financial Instruments is derived from the statistical performance of a single professional sports team as measured by the Columbus Blue Jackets Index. Successfully investing in Financial Instruments requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Columbus Blue Jackets Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Financial Instruments at the time the Fund obtains exposure.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole-including the Subsidiary-will provide investors with 1940 Act protections.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Financial Instruments may have limited or no trading activity. Because the Columbus Blue Jackets Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Fund Shares or when Financial Instruments are not actively trading. As a result, the opening price of Fund Shares and the prices of Financial Instruments on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Fund Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. The Fund will utilize swap agreements to derive exposure to the Columbus Blue Jackets Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, the Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the Columbus Blue Jackets Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If the Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the Columbus Blue Jackets Index. Because the market for swaps referencing the Columbus Blue Jackets Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent the Fund from providing its desired level of exposure to the Columbus Blue Jackets Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to Columbus Blue Jackets Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by the Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce the Fund’s returns and may cause the Fund to underperform the performance of the Columbus Blue Jackets Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on the Fund’s returns.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CONCENTRATION RISK. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in Financial Instruments that provide exposure to the Columbus Blue Jackets Index.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

COMMODITY REGULATORY RISK. The Fund’s use of the Financial Instruments subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self‑regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.  This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE SHAREHOLDER RISK. Certain shareholders, including affiliated funds advised by the Adviser, may from time to time own a significant portion of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser (“Affiliate”), an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period solely to facilitate the commencement of the Fund or to help the Fund achieve a specified size or scale. There can be no assurance that any large shareholder will not redeem its investment, that the size of the Fund will be maintained at such levels, or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent that a significant percentage of the Fund’s shares are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Adviser or an Affiliate has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser  or an Affiliate. This may adversely affect the Fund’s performance if the Adviser is forced to sell portfolio securities or invest cash when it would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would, particularly if the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests.  In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified company”, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Special Tax Risks. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

The federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s swap strategy.  In general, income from swaps is recognized periodically over the term of the swaps.  Some swaps with substantial non-periodic payments are deemed to have an embedded loan.  In such a case, the Fund may recognize income without receiving cash.  The Fund would still be required to make sufficient distributions to maintain its RIC status, which may require selling assets or borrowing funds.  Other swaps are structured so that there are no periodic payments.  Such swaps may more properly be treated as a variation of a forward contract – although the IRS has issued proposed regulations that would treat them under the general swap regulations.  Forward contracts are generally treated as open contracts.  If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code.  Income from the swaps will be ordinary income, and disposition of such swaps may result in short-term capital gains or losses.  The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test alternatively as if the counter party were the issuer of the swaps and the issuer of the referenced security is the issuer of the swaps.  If the income is not qualifying income or the issuer of the swap contract is not appropriately the counterparty, the Fund could lose its own status as a RIC.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/[___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since the Fund’s inception in [____]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/[___].

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Roundhill Dallas Stars® ETF

Investment Objectives

The Roundhill Dallas Stars ETF (the “Fund” or “[___]”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.[__]%

(1)  The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)  “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in Financial Instruments (defined below) that provide exposure to the CME FSPI NHL Dallas Stars Index (the “Dallas Stars Index”). For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value. The Dallas Stars Index is administered and calculated by FutureSports (the “Index Provider”).

The Dallas Stars Index

The Dallas Stars Index is designed to measure the cumulative team performance of the Dallas Stars over the course of each season through the systemic aggregation of officially reported performance statistics. The Dallas Stars Index is a benchmark reference value and does not represent ownership of, or direct entitlement to, any team, league, sporting event, security, commodity, or other asset.

The Dallas Stars Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Dallas Stars Index is based on fifty-five statistical measures of performance (for purposes of the Dallas Stars Index, the “Constituents”) in continuous, live statistical values that underpin the value of the Dallas Stars Index which is calculated into a trackable and tradable number. The Constituents are structured across two principal categories: Statistical Constituents (encapsulating both positive and negative performance metrics based on specific outcomes realized by the team during a single game) and Milestone Constituents (encapsulating performance metrics based on specific threshold levels of statistical constituents or unique events performed by the team during either a single game or multiple games, including monthly and seasonal milestones). Each Constituent is assigned a fixed multiplier value, where positive multipliers contribute to an increase in the Dallas Stars Index value and negative multipliers contribute to a decrease in the Dallas Stars Index value. Multiplier values remain fixed between scheduled reviews, are not adjusted on a discretionary basis, and are not modified intra-season. The value of the Dallas Stars Index during a season is calculated by applying a seasonal adjustment factor to the relevant multiplier value for each Constituent, specifically 1.0 for regular season games and 1.5 for postseason games, and adding the resulting values to the value of the Dallas Stars Index. Monthly and seasonal Milestone Constituents are only available for regular season games.

The Dallas Stars Index is based solely on these statistical factors, and the performance of other professional hockey teams in the National Hockey League® (the “NHL”), or events outside of on-ice performance by the Dallas Stars, will not impact the value of the Dallas Stars Index. The Dallas Stars Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. The Dallas Stars Index will return to the base level of 7,500 thirty-two calendar days after the last game of the Stanley Cup Final.

The Dallas Stars

The Dallas Stars are a professional ice hockey team based in Dallas, Texas, competing in the Central Division of the NHL’s Western Conference. During the 2025–2026 season, the Stars finished second in the Central Division, ranking 3rd in standings points, 8th in goals for, 2nd in goals against, and 4th in goal differential. The Stars were founded in 1967 as the Minnesota North Stars. The Stars are currently owned by Tom Gaglardi, serving as Owner and Governor since 2011. The team has won one Stanley Cup championship, capturing the title in 1999. Neither the Fund, the Trust, the Adviser, nor the Sub-Adviser is affiliated with the Dallas Stars.

The Fund’s Investments

The Fund will obtain exposure to the Dallas Stars Index either through one or more swap agreements or by investing in futures contracts that reference the Dallas Stars Index that trade on an exchange registered with the CFTC (collectively, the “Financial Instruments”).

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to the Dallas Stars Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may also purchase cash-settled futures contracts that reference the Dallas Stars Index. In simplest terms, in a cash‑settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Dallas Stars Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer‑dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer‑dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of futures contracts referencing the Dallas Stars Index may differ from that of the Dallas Stars Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund will also invest in cash, cash-like instruments or other high-quality securities that serve as collateral or margin, manage liquidity, pay Fund expenses or pending investment in other instruments.  These investments may include (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund expects to gain investment exposure to the Dallas Stars Index through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Financial Instruments in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure, investment advisory contracts as it relates to advisory agreements with the Subsidiary, and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

Fund Attributes

The Fund is a “non-diversified company” under the 1940 Act. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Financial Instruments that provide exposure to the Dallas Stars Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

INVESTMENT STRATEGY RISK. The Fund, through the Subsidiary, invests in Financial Instruments that provide exposure to the Dallas Stars Index. The Fund does not invest directly in prediction markets, event contracts, or other instruments that provide exposure to individual sporting event or season-long outcomes, nor does it invest in instruments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Financial Instruments, which may not accurately reflect the level of the Dallas Stars Index. Consequently, the Fund’s performance may differ from the performance of the Dallas Stars Index.

Transaction costs (including those associated with futures investing), position limits, the availability of counterparties, and other factors may affect the cost and pricing of Financial Instruments and decrease the correlation between the performance of Financial Instruments and the Dallas Stars Index over short- or long-term periods. Moreover, because the Dallas Stars Index is uninvestable, the Fund can only gain exposure through the Financial Instruments, and differences between the prices of those instruments and the levels of the Dallas Stars Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Dallas Stars Index alone.

Dallas Stars Index Investing Risk. The Fund is indirectly exposed to the risks of the Dallas Stars Index through its investments in Financial Instruments. The Fund does not invest in the Dallas Stars Index, which is an uninvestable index. The performance of the Dallas Stars Index will be very different from a portfolio of Financial Instruments. The Dallas Stars Index moves up or down based on the Constituents (which in turn are based on officially reported statistics from every game throughout the regular season and postseason). Poor statistical performance by the Dallas Stars could have a significant negative impact on the level of the Dallas Stars Index and therefore the value of the Fund. In addition, unlike instruments based on tradable reference assets, Financial Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index rather than the price of a tradable asset.

Concentrated Single-Team Exposure Risk.  The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Dallas Stars) as measured by the Dallas Stars Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s net asset value (“NAV”), heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including futures contracts that reference the Dallas Stars Index, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in these instruments, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, as amended, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (the “CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Dallas Stars Index and, consequently, the prices of Financial Instruments. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Dallas Stars Index. Such persons could trade Financial Instruments or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Financial Instruments can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

Index Provider and Data Dependency Risk. The Dallas Stars Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Dallas Stars Index, Financial Instruments may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Dallas Stars Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Financial Instruments could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Dallas Stars Index could change materially and the futures market may not immediately price in such changes. The Dallas Stars Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

League Credibility and Sports Integrity Risk. The Dallas Stars Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or referee manipulation, could materially affect the statistical data upon which the Dallas Stars Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Financial Instruments. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Financial Instruments. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Dallas Stars Index and the Financial Instruments that reference it.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Financial Instruments depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004–2005. During any such period, no games would be played, the Dallas Stars Index would not generate data, and trading in Financial Instruments could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, a shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption, or that the Fund will be able to recover any losses incurred as a result of such events.

Novel Market Risk. Financial Instruments, including swap agreements or futures contracts that reference the Dallas Stars Index are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established markets, and pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Financial Instruments will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective. In such circumstances, the Fund’s performance may be adversely affected.

On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The value of the Dallas Stars Index, and therefore the prices of Financial Instruments, are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 84 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Dallas Stars Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Seasonality and Offseason Risk. The Dallas Stars Index resets to a standardized base value 32 calendar days after the last game of the Stanley Cup. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Dallas Stars Index moves in real-time based on officially reported game statistics, and the prices of Financial Instruments are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Dallas Stars Index will not move because no games are being played, and the Fund’s exposure to Financial Instruments will behave differently than during the playing season. The Fund anticipates maintaining exposure to Financial Instruments during the offseason. Although the Dallas Stars Index will be static during this period, the prices of Financial Instruments may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the Dallas Stars Index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Financial Instruments will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Financial Instruments is derived from the statistical performance of a single professional sports team as measured by the Dallas Stars Index. Successfully investing in Financial Instruments requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Dallas Stars Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Financial Instruments at the time the Fund obtains exposure.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole-including the Subsidiary-will provide investors with 1940 Act protections.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Financial Instruments may have limited or no trading activity. Because the Dallas Stars Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Fund Shares or when Financial Instruments are not actively trading. As a result, the opening price of Fund Shares and the prices of Financial Instruments on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Fund Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. The Fund will utilize swap agreements to derive exposure to the Dallas Stars Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, the Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the Dallas Stars Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If the Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the Dallas Stars Index. Because the market for swaps referencing the Dallas Stars Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent the Fund from providing its desired level of exposure to the Dallas Stars Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to Dallas Stars Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by the Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce the Fund’s returns and may cause the Fund to underperform the performance of the Dallas Stars Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on the Fund’s returns.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CONCENTRATION RISK. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in Financial Instruments that provide exposure to the Dallas Stars Index.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

COMMODITY REGULATORY RISK. The Fund’s use of the Financial Instruments subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self‑regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.  This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE SHAREHOLDER RISK. Certain shareholders, including affiliated funds advised by the Adviser, may from time to time own a significant portion of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser (“Affiliate”), an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period solely to facilitate the commencement of the Fund or to help the Fund achieve a specified size or scale. There can be no assurance that any large shareholder will not redeem its investment, that the size of the Fund will be maintained at such levels, or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent that a significant percentage of the Fund’s shares are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Adviser or an Affiliate has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser  or an Affiliate. This may adversely affect the Fund’s performance if the Adviser is forced to sell portfolio securities or invest cash when it would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would, particularly if the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests.  In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified company”, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Special Tax Risks. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

The federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s swap strategy.  In general, income from swaps is recognized periodically over the term of the swaps.  Some swaps with substantial non-periodic payments are deemed to have an embedded loan.  In such a case, the Fund may recognize income without receiving cash.  The Fund would still be required to make sufficient distributions to maintain its RIC status, which may require selling assets or borrowing funds.  Other swaps are structured so that there are no periodic payments.  Such swaps may more properly be treated as a variation of a forward contract – although the IRS has issued proposed regulations that would treat them under the general swap regulations.  Forward contracts are generally treated as open contracts.  If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code.  Income from the swaps will be ordinary income, and disposition of such swaps may result in short-term capital gains or losses.  The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test alternatively as if the counter party were the issuer of the swaps and the issuer of the referenced security is the issuer of the swaps.  If the income is not qualifying income or the issuer of the swap contract is not appropriately the counterparty, the Fund could lose its own status as a RIC.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/[___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since the Fund’s inception in [____]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/[___].

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Roundhill Detroit Red Wings® ETF

Investment Objectives

The Roundhill Detroit Red Wings ETF (the “Fund” or “[___]”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.[__]%

(1)  The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)  “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in Financial Instruments (defined below) that provide exposure to the CME FSPI NHL Detroit Red Wings Index (the “Detroit Red Wings Index”). For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value. The Detroit Red Wings Index is administered and calculated by FutureSports (the “Index Provider”).

The Detroit Red Wings Index

The Detroit Red Wings Index is designed to measure the cumulative team performance of the Detroit Red Wings over the course of each season through the systemic aggregation of officially reported performance statistics. The Detroit Red Wings Index is a benchmark reference value and does not represent ownership of, or direct entitlement to, any team, league, sporting event, security, commodity, or other asset.

The Detroit Red Wings Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Detroit Red Wings Index is based on fifty-five statistical measures of performance (for purposes of the Detroit Red Wings Index, the “Constituents”) in continuous, live statistical values that underpin the value of the Detroit Red Wings Index which is calculated into a trackable and tradable number. The Constituents are structured across two principal categories: Statistical Constituents (encapsulating both positive and negative performance metrics based on specific outcomes realized by the team during a single game) and Milestone Constituents (encapsulating performance metrics based on specific threshold levels of statistical constituents or unique events performed by the team during either a single game or multiple games, including monthly and seasonal milestones). Each Constituent is assigned a fixed multiplier value, where positive multipliers contribute to an increase in the Detroit Red Wings Index value and negative multipliers contribute to a decrease in the Detroit Red Wings Index value. Multiplier values remain fixed between scheduled reviews, are not adjusted on a discretionary basis, and are not modified intra-season. The value of the Detroit Red Wings Index during a season is calculated by applying a seasonal adjustment factor to the relevant multiplier value for each Constituent, specifically 1.0 for regular season games and 1.5 for postseason games, and adding the resulting values to the value of the Detroit Red Wings Index. Monthly and seasonal Milestone Constituents are only available for regular season games.

The Detroit Red Wings Index is based solely on these statistical factors, and the performance of other professional hockey teams in the National Hockey League® (the “NHL”), or events outside of on-ice performance by the Detroit Red Wings, will not impact the value of the Detroit Red Wings Index. The Detroit Red Wings Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. The Detroit Red Wings Index will return to the base level of 7,500 thirty-two calendar days after the last game of the Stanley Cup Final.

The Detroit Red Wings

The Detroit Red Wings are a professional ice hockey team based in Detroit, Michigan, competing in the Atlantic Division of the NHL’s Eastern Conference. During the 2025–2026 season, the Red Wings finished sixth in the Atlantic Division, ranking 16th in standings points, 22nd in goals for, 19th in goals against, and 19th in goal differential. The Red Wings were founded in 1926 as the Detroit Cougars. The Red Wings are currently owned by Ilitch Holdings, with Christopher Ilitch serving as Governor since 2017. The team has won eleven Stanley Cup championships, capturing titles in 1936, 1937, 1943, 1950, 1952, 1954, 1955, 1997, 1998, 2002, and 2008. Neither the Fund, the Trust, the Adviser, nor the Sub-Adviser is affiliated with the Detroit Red Wings.

The Fund’s Investments

The Fund will obtain exposure to the Detroit Red Wings Index either through one or more swap agreements or by investing in futures contracts that reference the Detroit Red Wings Index that trade on an exchange registered with the CFTC (collectively, the “Financial Instruments”).

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to the Detroit Red Wings Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may also purchase cash-settled futures contracts that reference the Detroit Red Wings Index. In simplest terms, in a cash‑settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Detroit Red Wings Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer‑dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer‑dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of futures contracts referencing the Detroit Red

Wings Index may differ from that of the Detroit Red Wings Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund will also invest in cash, cash-like instruments or other high-quality securities that serve as collateral or margin, manage liquidity, pay Fund expenses or pending investment in other instruments.  These investments may include (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund expects to gain investment exposure to the Detroit Red Wings Index through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Financial Instruments in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure, investment advisory contracts as it relates to advisory agreements with the Subsidiary, and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

Fund Attributes

The Fund is a “non-diversified company” under the 1940 Act. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Financial Instruments that provide exposure to the Detroit Red Wings Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

INVESTMENT STRATEGY RISK. The Fund, through the Subsidiary, invests in Financial Instruments that provide exposure to the Detroit Red Wings Index. The Fund does not invest directly in prediction markets, event contracts, or other instruments that provide exposure to individual sporting event or season-long outcomes, nor does it invest in instruments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Financial Instruments, which may not accurately reflect the level of the Detroit Red Wings Index. Consequently, the Fund’s performance may differ from the performance of the Detroit Red Wings Index. Transaction costs (including those associated with futures investing), position limits, the availability of counterparties, and other factors may affect the cost and pricing of Financial Instruments and decrease the correlation between the performance of Financial Instruments and the Detroit Red Wings Index over short- or long-term periods. Moreover, because the Detroit Red Wings Index is uninvestable, the Fund can only gain exposure through the Financial Instruments, and differences between the prices of those instruments and the levels of the Detroit Red Wings Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Detroit Red Wings Index alone.

Detroit Red Wings Index Investing Risk. The Fund is indirectly exposed to the risks of the Detroit Red Wings Index through its investments in Financial Instruments. The Fund does not invest in the Detroit Red Wings Index, which is an uninvestable index. The performance of the Detroit Red Wings Index will be very different from a portfolio of Financial Instruments. The Detroit Red Wings Index moves up or down based on the Constituents (which in turn are based on officially reported statistics from every game throughout the regular season and postseason). Poor statistical performance by the Detroit Red Wings could have a significant negative impact on the level of the Detroit Red Wings Index and therefore the value of the Fund. In addition, unlike instruments based on tradable reference assets, Financial Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index rather than the price of a tradable asset.

Concentrated Single-Team Exposure Risk.  The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Detroit Red Wings) as measured by the Detroit Red Wings Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s net asset value (“NAV”), heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including futures contracts that reference the Detroit Red Wings Index, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in these instruments, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, as amended, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (the “CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Detroit Red Wings Index and, consequently, the prices of Financial Instruments. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Detroit Red Wings Index. Such persons could trade Financial Instruments or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Financial Instruments can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

Index Provider and Data Dependency Risk. The Detroit Red Wings Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Detroit Red Wings Index, Financial Instruments may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Detroit Red Wings Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Financial Instruments could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Detroit Red Wings Index could change materially and the futures market may not immediately price in such changes. The Detroit Red Wings Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

League Credibility and Sports Integrity Risk. The Detroit Red Wings Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or referee manipulation, could materially affect the statistical data upon which the Detroit Red Wings Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Financial Instruments. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Financial Instruments. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Detroit Red Wings Index and the Financial Instruments that reference it.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Financial Instruments depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004–2005. During any such period, no games would be played, the Detroit Red Wings Index would not generate data, and trading in Financial Instruments could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, a shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption, or that the Fund will be able to recover any losses incurred as a result of such events.

Novel Market Risk. Financial Instruments, including swap agreements or futures contracts that reference the Detroit Red Wings Index are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established markets, and pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Financial Instruments will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective. In such circumstances, the Fund’s performance may be adversely affected.

On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The value of the Detroit Red Wings Index, and therefore the prices of Financial Instruments, are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 84 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Detroit Red Wings Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Seasonality and Offseason Risk. The Detroit Red Wings Index resets to a standardized base value 32 calendar days after the last game of the Stanley Cup. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Detroit Red Wings Index moves in real-time based on officially reported game statistics, and the prices of Financial Instruments are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Detroit Red Wings Index will not move because no games are being played, and the Fund’s exposure to Financial Instruments will behave differently than during the playing season. The Fund anticipates maintaining exposure to Financial Instruments during the offseason. Although the Detroit Red Wings Index will be static during this period, the prices of Financial Instruments may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the Detroit Red Wings Index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Financial Instruments will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Financial Instruments is derived from the statistical performance of a single professional sports team as measured by the Detroit Red Wings Index. Successfully investing in Financial Instruments requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Detroit Red Wings Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Financial Instruments at the time the Fund obtains exposure.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole-including the Subsidiary-will provide investors with 1940 Act protections.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Financial Instruments may have limited or no trading activity. Because the Detroit Red Wings Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Fund Shares or when Financial Instruments are not actively trading. As a result, the opening price of Fund Shares and the prices of Financial Instruments on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Fund Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. The Fund will utilize swap agreements to derive exposure to the Detroit Red Wings Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, the Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the Detroit Red Wings Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If the Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the Detroit Red Wings Index. Because the market for swaps referencing the Detroit Red Wings Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent the Fund from providing its desired level of exposure to the Detroit Red Wings Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to Detroit Red Wings Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by the Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce the Fund’s returns and may cause the Fund to underperform the performance of the Detroit Red Wings Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on the Fund’s returns.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CONCENTRATION RISK. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in Financial Instruments that provide exposure to the Detroit Red Wings Index.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

COMMODITY REGULATORY RISK. The Fund’s use of the Financial Instruments subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self‑regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.  This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE SHAREHOLDER RISK. Certain shareholders, including affiliated funds advised by the Adviser, may from time to time own a significant portion of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser (“Affiliate”), an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period solely to facilitate the commencement of the Fund or to help the Fund achieve a specified size or scale. There can be no assurance that any large shareholder will not redeem its investment, that the size of the Fund will be maintained at such levels, or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent that a significant percentage of the Fund’s shares are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Adviser or an Affiliate has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser  or an Affiliate. This may adversely affect the Fund’s performance if the Adviser is forced to sell portfolio securities or invest cash when it would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would, particularly if the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests.  In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified company”, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Special Tax Risks. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

The federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s swap strategy.  In general, income from swaps is recognized periodically over the term of the swaps.  Some swaps with substantial non-periodic payments are deemed to have an embedded loan.  In such a case, the Fund may recognize income without receiving cash.  The Fund would still be required to make sufficient distributions to maintain its RIC status, which may require selling assets or borrowing funds.  Other swaps are structured so that there are no periodic payments.  Such swaps may more properly be treated as a variation of a forward contract – although the IRS has issued proposed regulations that would treat them under the general swap regulations.  Forward contracts are generally treated as open contracts.  If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code.  Income from the swaps will be ordinary income, and disposition of such swaps may result in short-term capital gains or losses.  The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test alternatively as if the counter party were the issuer of the swaps and the issuer of the referenced security is the issuer of the swaps.  If the income is not qualifying income or the issuer of the swap contract is not appropriately the counterparty, the Fund could lose its own status as a RIC.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/[___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since the Fund’s inception in [____]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/[___].

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Roundhill Edmonton Oilers® ETF

Investment Objectives

The Roundhill Edmonton Oilers ETF (the “Fund” or “[___]”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.[__]%

(1)  The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)  “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in Financial Instruments (defined below) that provide exposure to the CME FSPI NHL Edmonton Oilers Index (the “Edmonton Oilers Index”). For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value. The Edmonton Oilers Index is administered and calculated by FutureSports (the “Index Provider”).

The Edmonton Oilers Index

The Edmonton Oilers Index is designed to measure the cumulative team performance of the Edmonton Oilers over the course of each season through the systemic aggregation of officially reported performance statistics. The Edmonton Oilers Index is a benchmark reference value and does not represent ownership of, or direct entitlement to, any team, league, sporting event, security, commodity, or other asset.

The Edmonton Oilers Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Edmonton Oilers Index is based on fifty-five statistical measures of performance (for purposes of the Edmonton Oilers Index, the “Constituents”) in continuous, live statistical values that underpin the value of the Edmonton Oilers Index which is calculated into a trackable and tradable number. The Constituents are structured across two principal categories: Statistical Constituents (encapsulating both positive and negative performance metrics based on specific outcomes realized by the team during a single game) and Milestone Constituents (encapsulating performance metrics based on specific threshold levels of statistical constituents or unique events performed by the team during either a single game or multiple games, including monthly and seasonal milestones). Each Constituent is assigned a fixed multiplier value, where positive multipliers contribute to an increase in the Edmonton Oilers Index value and negative multipliers contribute to a decrease in the Edmonton Oilers Index value. Multiplier values remain fixed between scheduled reviews, are not adjusted on a discretionary basis, and are not modified intra-season. The value of the Edmonton Oilers Index during a season is calculated by applying a seasonal adjustment factor to the relevant multiplier value for each Constituent, specifically 1.0 for regular season games and 1.5 for postseason games, and adding the resulting values to the value of the Edmonton Oilers Index. Monthly and seasonal Milestone Constituents are only available for regular season games.

The Edmonton Oilers Index is based solely on these statistical factors, and the performance of other professional hockey teams in the National Hockey League® (the “NHL”), or events outside of on-ice performance by the Edmonton Oilers, will not impact the value of the Edmonton Oilers Index. The Edmonton Oilers Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. The Edmonton Oilers Index will return to the base level of 7,500 thirty-two calendar days after the last game of the Stanley Cup Final.

The Edmonton Oilers

The Edmonton Oilers are a professional ice hockey team based in Edmonton, Alberta, competing in the Pacific Division of the NHL’s Western Conference. During the 2025–2026 season, the Oilers finished second in the Pacific Division, ranking 14th in standings points, 7th in goals for, 25th in goals against, and 14th in goal differential. The Oilers were founded in 1972 as a World Hockey Association franchise. The Oilers are currently owned by Daryl Katz, serving as Owner and Chairman since 2008. The team has won five Stanley Cup championships, capturing titles in 1984, 1985, 1987, 1988, and 1990. Neither the Fund, the Trust, the Adviser, nor the Sub-Adviser is affiliated with the Edmonton Oilers.

The Fund’s Investments

The Fund will obtain exposure to the Edmonton Oilers Index either through one or more swap agreements or by investing in futures contracts that reference the Edmonton Oilers Index that trade on an exchange registered with the CFTC (collectively, the “Financial Instruments”).

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to the Edmonton Oilers Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may also purchase cash-settled futures contracts that reference the Edmonton Oilers Index. In simplest terms, in a cash‑settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Edmonton Oilers Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer‑dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer‑dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of futures contracts referencing the Edmonton Oilers Index may differ from that of the Edmonton Oilers Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund will also invest in cash, cash-like instruments or other high-quality securities that serve as collateral or margin, manage liquidity, pay Fund expenses or pending investment in other instruments.  These investments may include (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund expects to gain investment exposure to the Edmonton Oilers Index through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Financial Instruments in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure, investment advisory contracts as it relates to advisory agreements with the Subsidiary, and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

Fund Attributes

The Fund is a “non-diversified company” under the 1940 Act. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Financial Instruments that provide exposure to the Edmonton Oilers Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

INVESTMENT STRATEGY RISK. The Fund, through the Subsidiary, invests in Financial Instruments that provide exposure to the Edmonton Oilers Index. The Fund does not invest directly in prediction markets, event contracts, or other instruments that provide exposure to individual sporting event or season-long outcomes, nor does it invest in instruments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Financial Instruments, which may not accurately reflect the level of the Edmonton Oilers Index. Consequently, the Fund’s performance may differ from the performance of the Edmonton Oilers

Index. Transaction costs (including those associated with futures investing), position limits, the availability of counterparties, and other factors may affect the cost and pricing of Financial Instruments and decrease the correlation between the performance of Financial Instruments and the Edmonton Oilers Index over short- or long-term periods. Moreover, because the Edmonton Oilers Index is uninvestable, the Fund can only gain exposure through the Financial Instruments, and differences between the prices of those instruments and the levels of the Edmonton Oilers Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Edmonton Oilers Index alone.

Edmonton Oilers Index Investing Risk. The Fund is indirectly exposed to the risks of the Edmonton Oilers Index through its investments in Financial Instruments. The Fund does not invest in the Edmonton Oilers Index, which is an uninvestable index. The performance of the Edmonton Oilers Index will be very different from a portfolio of Financial Instruments. The Edmonton Oilers Index moves up or down based on the Constituents (which in turn are based on officially reported statistics from every game throughout the regular season and postseason). Poor statistical performance by the Edmonton Oilers could have a significant negative impact on the level of the Edmonton Oilers Index and therefore the value of the Fund. In addition, unlike instruments based on tradable reference assets, Financial Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index rather than the price of a tradable asset.

Concentrated Single-Team Exposure Risk.  The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Edmonton Oilers) as measured by the Edmonton Oilers Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s net asset value (“NAV”), heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including futures contracts that reference the Edmonton Oilers Index, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in these instruments, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, as amended, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (the “CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Edmonton Oilers Index and, consequently, the prices of Financial Instruments. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Edmonton Oilers Index. Such persons could trade Financial Instruments or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Financial Instruments can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

Index Provider and Data Dependency Risk. The Edmonton Oilers Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Edmonton Oilers Index, Financial Instruments may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Edmonton Oilers Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Financial Instruments could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Edmonton Oilers Index could change materially and the futures market may not immediately price in such changes. The Edmonton Oilers Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

League Credibility and Sports Integrity Risk. The Edmonton Oilers Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or referee manipulation, could materially affect the statistical data upon which the Edmonton Oilers Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Financial Instruments. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Financial Instruments. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Edmonton Oilers Index and the Financial Instruments that reference it.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Financial Instruments depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004–2005. During any such period, no games would be played, the Edmonton Oilers Index would not generate data, and trading in Financial Instruments could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, a shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption, or that the Fund will be able to recover any losses incurred as a result of such events.

Novel Market Risk. Financial Instruments, including swap agreements or futures contracts that reference the Edmonton Oilers Index are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established markets, and pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Financial Instruments will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective. In such circumstances, the Fund’s performance may be adversely affected.

On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The value of the Edmonton Oilers Index, and therefore the prices of Financial Instruments, are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 84 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Edmonton Oilers Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Seasonality and Offseason Risk. The Edmonton Oilers Index resets to a standardized base value 32 calendar days after the last game of the Stanley Cup. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Edmonton Oilers Index moves in real-time based on officially reported game statistics, and the prices of Financial Instruments are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Edmonton Oilers Index will not move because no games are being played, and the Fund’s exposure to Financial Instruments will behave differently than during the playing season. The Fund anticipates maintaining exposure to Financial Instruments during the offseason. Although the Edmonton Oilers Index will be static during this period, the prices of Financial Instruments may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the Edmonton Oilers Index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Financial Instruments will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Financial Instruments is derived from the statistical performance of a single professional sports team as measured by the Edmonton Oilers Index. Successfully investing in Financial Instruments requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Edmonton Oilers Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Financial Instruments at the time the Fund obtains exposure.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole-including the Subsidiary-will provide investors with 1940 Act protections.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Financial Instruments may have limited or no trading activity. Because the Edmonton Oilers Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Fund Shares or when Financial Instruments are not actively trading. As a result, the opening price of Fund Shares and the prices of Financial Instruments on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Fund Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. The Fund will utilize swap agreements to derive exposure to the Edmonton Oilers Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, the Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the Edmonton Oilers Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If the Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the Edmonton Oilers Index. Because the market for swaps referencing the Edmonton Oilers Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent the Fund from providing its desired level of exposure to the Edmonton Oilers Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to Edmonton Oilers Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by the Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce the Fund’s returns and may cause the Fund to underperform the performance of the Edmonton Oilers Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on the Fund’s returns.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CONCENTRATION RISK. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in Financial Instruments that provide exposure to the Edmonton Oilers Index.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

COMMODITY REGULATORY RISK. The Fund’s use of the Financial Instruments subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self‑regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.  This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE SHAREHOLDER RISK. Certain shareholders, including affiliated funds advised by the Adviser, may from time to time own a significant portion of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser (“Affiliate”), an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period solely to facilitate the commencement of the Fund or to help the Fund achieve a specified size or scale. There can be no assurance that any large shareholder will not redeem its investment, that the size of the Fund will be maintained at such levels, or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent that a significant percentage of the Fund’s shares are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Adviser or an Affiliate has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser  or an Affiliate. This may adversely affect the Fund’s performance if the Adviser is forced to sell portfolio securities or invest cash when it would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would, particularly if the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests.  In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified company”, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Special Tax Risks. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

The federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s swap strategy.  In general, income from swaps is recognized periodically over the term of the swaps.  Some swaps with substantial non-periodic payments are deemed to have an embedded loan.  In such a case, the Fund may recognize income without receiving cash.  The Fund would still be required to make sufficient distributions to maintain its RIC status, which may require selling assets or borrowing funds.  Other swaps are structured so that there are no periodic payments.  Such swaps may more properly be treated as a variation of a forward contract – although the IRS has issued proposed regulations that would treat them under the general swap regulations.  Forward contracts are generally treated as open contracts.  If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code.  Income from the swaps will be ordinary income, and disposition of such swaps may result in short-term capital gains or losses.  The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test alternatively as if the counter party were the issuer of the swaps and the issuer of the referenced security is the issuer of the swaps.  If the income is not qualifying income or the issuer of the swap contract is not appropriately the counterparty, the Fund could lose its own status as a RIC.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/[___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since the Fund’s inception in [____]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/[___].

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Roundhill Florida Panthers® ETF

Investment Objectives

The Roundhill Florida Panthers ETF (the “Fund” or “[___]”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.[__]%

(1)  The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)  “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in Financial Instruments (defined below) that provide exposure to the CME FSPI NHL Florida Panthers Index (the “Florida Panthers Index”). For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value. The Florida Panthers Index is administered and calculated by FutureSports (the “Index Provider”).

The Florida Panthers Index

The Florida Panthers Index is designed to measure the cumulative team performance of the Florida Panthers over the course of each season through the systemic aggregation of officially reported performance statistics. The Florida Panthers Index is a benchmark reference value and does not represent ownership of, or direct entitlement to, any team, league, sporting event, security, commodity, or other asset.

The Florida Panthers Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Florida Panthers Index is based on fifty-five statistical measures of performance (for purposes of the Florida Panthers Index, the “Constituents”) in continuous, live statistical values that underpin the value of the Florida Panthers Index which is calculated into a trackable and tradable number. The Constituents are structured across two principal categories: Statistical Constituents (encapsulating both positive and negative performance metrics based on specific outcomes realized by the team during a single game) and Milestone Constituents (encapsulating performance metrics based on specific threshold levels of statistical constituents or unique events performed by the team during either a single game or multiple games, including monthly and seasonal milestones). Each Constituent is assigned a fixed multiplier value, where positive multipliers contribute to an increase in the Florida Panthers Index value and negative multipliers contribute to a decrease in the Florida Panthers Index value. Multiplier values remain fixed between scheduled reviews, are not adjusted on a discretionary basis, and are not modified intra-season. The value of the Florida Panthers Index during a season is calculated by applying a seasonal adjustment factor to the relevant multiplier value for each Constituent, specifically 1.0 for regular season games and 1.5 for postseason games, and adding the resulting values to the value of the Florida Panthers Index. Monthly and seasonal Milestone Constituents are only available for regular season games.

The Florida Panthers Index is based solely on these statistical factors, and the performance of other professional hockey teams in the National Hockey League® (the “NHL”), or events outside of on-ice performance by the Florida Panthers, will not impact the value of the Florida Panthers Index. The Florida Panthers Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. The Florida Panthers Index will return to the base level of 7,500 thirty-two calendar days after the last game of the Stanley Cup Final.

The Florida Panthers

The Florida Panthers are a professional ice hockey team based in Sunrise, Florida, competing in the Atlantic Division of the NHL’s Eastern Conference. During the 2025–2026 season, the Panthers finished seventh in the Atlantic Division, ranking 25th in standings points, 19th in goals for, 28th in goals against, and 26th in goal differential. The Panthers were founded in 1993 by entrepreneur Wayne Huizenga. The Panthers are currently owned by Vincent Viola, serving as Owner and Governor since 2013. The team has won two Stanley Cup championships, capturing titles in 2024 and 2025. Neither the Fund, the Trust, the Adviser, nor the Sub-Adviser is affiliated with the Florida Panthers.

The Fund’s Investments

The Fund will obtain exposure to the Florida Panthers Index either through one or more swap agreements or by investing in futures contracts that reference the Florida Panthers Index that trade on an exchange registered with the CFTC (collectively, the “Financial Instruments”).

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to the Florida Panthers Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may also purchase cash-settled futures contracts that reference the Florida Panthers Index. In simplest terms, in a cash‑settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Florida Panthers Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer‑dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer‑dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of futures contracts referencing the Florida Panthers Index may differ from that of the Florida Panthers Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund will also invest in cash, cash-like instruments or other high-quality securities that serve as collateral or margin, manage liquidity, pay Fund expenses or pending investment in other instruments.  These investments may include (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund expects to gain investment exposure to the Florida Panthers Index through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Financial Instruments in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure, investment advisory contracts as it relates to advisory agreements with the Subsidiary, and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

Fund Attributes

The Fund is a “non-diversified company” under the 1940 Act. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Financial Instruments that provide exposure to the Florida Panthers Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

INVESTMENT STRATEGY RISK. The Fund, through the Subsidiary, invests in Financial Instruments that provide exposure to the Florida Panthers Index. The Fund does not invest directly in prediction markets, event contracts, or other instruments that provide exposure to individual sporting event or season-long outcomes, nor does it invest in instruments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Financial Instruments, which may not accurately reflect the level of the Florida Panthers Index. Consequently, the Fund’s performance may differ from the performance of the Florida Panthers

Index. Transaction costs (including those associated with futures investing), position limits, the availability of counterparties, and other factors may affect the cost and pricing of Financial Instruments and decrease the correlation between the performance of Financial Instruments and the Florida Panthers Index over short- or long-term periods. Moreover, because the Florida Panthers Index is uninvestable, the Fund can only gain exposure through the Financial Instruments, and differences between the prices of those instruments and the levels of the Florida Panthers Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Florida Panthers Index alone.

Florida Panthers Index Investing Risk. The Fund is indirectly exposed to the risks of the Florida Panthers Index through its investments in Financial Instruments. The Fund does not invest in the Florida Panthers Index, which is an uninvestable index. The performance of the Florida Panthers Index will be very different from a portfolio of Financial Instruments. The Florida Panthers Index moves up or down based on the Constituents (which in turn are based on officially reported statistics from every game throughout the regular season and postseason). Poor statistical performance by the Florida Panthers could have a significant negative impact on the level of the Florida Panthers Index and therefore the value of the Fund. In addition, unlike instruments based on tradable reference assets, Financial Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index rather than the price of a tradable asset.

Concentrated Single-Team Exposure Risk.  The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Florida Panthers) as measured by the Florida Panthers Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s net asset value (“NAV”), heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including futures contracts that reference the Florida Panthers Index, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in these instruments, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, as amended, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (the “CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Florida Panthers Index and, consequently, the prices of Financial Instruments. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Florida Panthers Index. Such persons could trade Financial Instruments or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Financial Instruments can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

Index Provider and Data Dependency Risk. The Florida Panthers Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Florida Panthers Index, Financial Instruments may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Florida Panthers Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Financial Instruments could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Florida Panthers Index could change materially and the futures market may not immediately price in such changes. The Florida Panthers Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

League Credibility and Sports Integrity Risk. The Florida Panthers Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or referee manipulation, could materially affect the statistical data upon which the Florida Panthers Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Financial Instruments. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Financial Instruments. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Florida Panthers Index and the Financial Instruments that reference it.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Financial Instruments depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004–2005. During any such period, no games would be played, the Florida Panthers Index would not generate data, and trading in Financial Instruments could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, a shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption, or that the Fund will be able to recover any losses incurred as a result of such events.

Novel Market Risk. Financial Instruments, including swap agreements or futures contracts that reference the Florida Panthers Index are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established markets, and pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Financial Instruments will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective. In such circumstances, the Fund’s performance may be adversely affected.

On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The value of the Florida Panthers Index, and therefore the prices of Financial Instruments, are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 84 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Florida Panthers Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Seasonality and Offseason Risk. The Florida Panthers Index resets to a standardized base value 32 calendar days after the last game of the Stanley Cup. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Florida Panthers Index moves in real-time based on officially reported game statistics, and the prices of Financial Instruments are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Florida Panthers Index will not move because no games are being played, and the Fund’s exposure to Financial Instruments will behave differently than during the playing season. The Fund anticipates maintaining exposure to Financial Instruments during the offseason. Although the Florida Panthers Index will be static during this period, the prices of Financial Instruments may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the Florida Panthers Index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Financial Instruments will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Financial Instruments is derived from the statistical performance of a single professional sports team as measured by the Florida Panthers Index. Successfully investing in Financial Instruments requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Florida Panthers Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Financial Instruments at the time the Fund obtains exposure.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole-including the Subsidiary-will provide investors with 1940 Act protections.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Financial Instruments may have limited or no trading activity. Because the Florida Panthers Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Fund Shares or when Financial Instruments are not actively trading. As a result, the opening price of Fund Shares and the prices of Financial Instruments on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Fund Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. The Fund will utilize swap agreements to derive exposure to the Florida Panthers Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, the Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the Florida Panthers Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If the Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the Florida Panthers Index. Because the market for swaps referencing the Florida Panthers Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent the Fund from providing its desired level of exposure to the Florida Panthers Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to Florida Panthers Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by the Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce the Fund’s returns and may cause the Fund to underperform the performance of the Florida Panthers Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on the Fund’s returns.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CONCENTRATION RISK. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in Financial Instruments that provide exposure to the Florida Panthers Index.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

COMMODITY REGULATORY RISK. The Fund’s use of the Financial Instruments subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self‑regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.  This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE SHAREHOLDER RISK. Certain shareholders, including affiliated funds advised by the Adviser, may from time to time own a significant portion of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser (“Affiliate”), an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period solely to facilitate the commencement of the Fund or to help the Fund achieve a specified size or scale. There can be no assurance that any large shareholder will not redeem its investment, that the size of the Fund will be maintained at such levels, or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent that a significant percentage of the Fund’s shares are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Adviser or an Affiliate has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser  or an Affiliate. This may adversely affect the Fund’s performance if the Adviser is forced to sell portfolio securities or invest cash when it would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would, particularly if the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests.  In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified company”, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Special Tax Risks. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

The federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s swap strategy.  In general, income from swaps is recognized periodically over the term of the swaps.  Some swaps with substantial non-periodic payments are deemed to have an embedded loan.  In such a case, the Fund may recognize income without receiving cash.  The Fund would still be required to make sufficient distributions to maintain its RIC status, which may require selling assets or borrowing funds.  Other swaps are structured so that there are no periodic payments.  Such swaps may more properly be treated as a variation of a forward contract – although the IRS has issued proposed regulations that would treat them under the general swap regulations.  Forward contracts are generally treated as open contracts.  If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code.  Income from the swaps will be ordinary income, and disposition of such swaps may result in short-term capital gains or losses.  The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test alternatively as if the counter party were the issuer of the swaps and the issuer of the referenced security is the issuer of the swaps.  If the income is not qualifying income or the issuer of the swap contract is not appropriately the counterparty, the Fund could lose its own status as a RIC.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/[___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since the Fund’s inception in [____]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/[___].

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Roundhill Los Angeles Kings® ETF

Investment Objectives

The Roundhill Los Angeles Kings ETF (the “Fund” or “[___]”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.[__]%

(1)  The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)  “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in Financial Instruments (defined below) that provide exposure to the CME FSPI NHL Los Angeles Kings Index (the “Los Angeles Kings Index”). For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value. The Los Angeles Kings Index is administered and calculated by FutureSports (the “Index Provider”).

The Los Angeles Kings Index

The Los Angeles Kings Index is designed to measure the cumulative team performance of the Los Angeles Kings over the course of each season through the systemic aggregation of officially reported performance statistics. The Los Angeles Kings Index is a benchmark reference value and does not represent ownership of, or direct entitlement to, any team, league, sporting event, security, commodity, or other asset.

The Los Angeles Kings Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Los Angeles Kings Index is based on fifty-five statistical measures of performance (for purposes of the Los Angeles Kings Index, the “Constituents”) in continuous, live statistical values that underpin the value of the Los Angeles Kings Index which is calculated into a trackable and tradable number. The Constituents are structured across two principal categories: Statistical Constituents (encapsulating both positive and negative performance metrics based on specific outcomes realized by the team during a single game) and Milestone Constituents (encapsulating performance metrics based on specific threshold levels of statistical constituents or unique events performed by the team during either a single game or multiple games, including monthly and seasonal milestones). Each Constituent is assigned a fixed multiplier value, where positive multipliers contribute to an increase in the Los Angeles Kings Index value and negative multipliers contribute to a decrease in the Los Angeles Kings Index value. Multiplier values remain fixed between scheduled reviews, are not adjusted on a discretionary basis, and are not modified intra-season. The value of the Los Angeles Kings Index during a season is calculated by applying a seasonal adjustment factor to the relevant multiplier value for each Constituent, specifically 1.0 for regular season games and 1.5 for postseason games, and adding the resulting values to the value of the Los Angeles Kings Index. Monthly and seasonal Milestone Constituents are only available for regular season games.

The Los Angeles Kings Index is based solely on these statistical factors, and the performance of other professional hockey teams in the National Hockey League® (the “NHL”), or events outside of on-ice performance by the Los Angeles Kings, will not impact the value of the Los Angeles Kings Index. The Los Angeles Kings Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. The Los Angeles Kings Index will return to the base level of 7,500 thirty-two calendar days after the last game of the Stanley Cup Final.

The Los Angeles Kings

The Los Angeles Kings are a professional ice hockey team based in Los Angeles, California, competing in the Pacific Division of the NHL’s Western Conference. During the 2025–2026 season, the Kings finished fourth in the Pacific Division, ranking 20th in standings points, 29th in goals for, 12th in goals against, and 20th in goal differential. The Kings were founded in 1967 by Canadian businessman Jack Kent Cooke. The Kings are currently owned by Philip Anschutz through Anschutz Entertainment Group (AEG). The team has won two Stanley Cup championships, capturing titles in 2012 and 2014. Neither the Fund, the Trust, the Adviser, nor the Sub-Adviser is affiliated with the Los Angeles Kings.

The Fund’s Investments

The Fund will obtain exposure to the Los Angeles Kings Index either through one or more swap agreements or by investing in futures contracts that reference the Los Angeles Kings Index that trade on an exchange registered with the CFTC (collectively, the “Financial Instruments”).

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to the Los Angeles Kings Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may also purchase cash-settled futures contracts that reference the Los Angeles Kings Index. In simplest terms, in a cash‑settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Los Angeles Kings Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer‑dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer‑dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of futures contracts referencing the Los Angeles Kings Index may differ from that of the Los Angeles Kings Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund will also invest in cash, cash-like instruments or other high-quality securities that serve as collateral or margin, manage liquidity, pay Fund expenses or pending investment in other instruments.  These investments may include (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund expects to gain investment exposure to the Los Angeles Kings Index through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Financial Instruments in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure, investment advisory contracts as it relates to advisory agreements with the Subsidiary, and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

Fund Attributes

The Fund is a “non-diversified company” under the 1940 Act. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Financial Instruments that provide exposure to the Los Angeles Kings Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

INVESTMENT STRATEGY RISK. The Fund, through the Subsidiary, invests in Financial Instruments that provide exposure to the Los Angeles Kings Index. The Fund does not invest directly in prediction markets, event contracts, or other instruments that provide exposure to individual sporting event or season-long outcomes, nor does it invest in instruments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Financial Instruments, which may not accurately reflect the level of the Los Angeles Kings Index. Consequently, the Fund’s performance may differ from the performance of the Los Angeles Kings

Index. Transaction costs (including those associated with futures investing), position limits, the availability of counterparties, and other factors may affect the cost and pricing of Financial Instruments and decrease the correlation between the performance of Financial Instruments and the Los Angeles Kings Index over short- or long-term periods. Moreover, because the Los Angeles Kings Index is uninvestable, the Fund can only gain exposure through the Financial Instruments, and differences between the prices of those instruments and the levels of the Los Angeles Kings Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Los Angeles Kings Index alone.

Los Angeles Kings Index Investing Risk. The Fund is indirectly exposed to the risks of the Los Angeles Kings Index through its investments in Financial Instruments. The Fund does not invest in the Los Angeles Kings Index, which is an uninvestable index. The performance of the Los Angeles Kings Index will be very different from a portfolio of Financial Instruments. The Los Angeles Kings Index moves up or down based on the Constituents (which in turn are based on officially reported statistics from every game throughout the regular season and postseason). Poor statistical performance by the Los Angeles Kings could have a significant negative impact on the level of the Los Angeles Kings Index and therefore the value of the Fund. In addition, unlike instruments based on tradable reference assets, Financial Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index rather than the price of a tradable asset.

Concentrated Single-Team Exposure Risk.  The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Los Angeles Kings) as measured by the Los Angeles Kings Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s net asset value (“NAV”), heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including futures contracts that reference the Los Angeles Kings Index, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in these instruments, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, as amended, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (the “CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Los Angeles Kings Index and, consequently, the prices of Financial Instruments. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Los Angeles Kings Index. Such persons could trade Financial Instruments or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Financial Instruments can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

Index Provider and Data Dependency Risk. The Los Angeles Kings Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Los Angeles Kings Index, Financial Instruments may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Los Angeles Kings Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Financial Instruments could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Los Angeles Kings Index could change materially and the futures market may not immediately price in such changes. The Los Angeles Kings Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

League Credibility and Sports Integrity Risk. The Los Angeles Kings Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or referee manipulation, could materially affect the statistical data upon which the Los Angeles Kings Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Financial Instruments. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Financial Instruments. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Los Angeles Kings Index and the Financial Instruments that reference it.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Financial Instruments depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004–2005. During any such period, no games would be played, the Los Angeles Kings Index would not generate data, and trading in Financial Instruments could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, a shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption, or that the Fund will be able to recover any losses incurred as a result of such events.

Novel Market Risk. Financial Instruments, including swap agreements or futures contracts that reference the Los Angeles Kings Index are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established markets, and pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Financial Instruments will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective. In such circumstances, the Fund’s performance may be adversely affected.

On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The value of the Los Angeles Kings Index, and therefore the prices of Financial Instruments, are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 84 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Los Angeles Kings Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Seasonality and Offseason Risk. The Los Angeles Kings Index resets to a standardized base value 32 calendar days after the last game of the Stanley Cup. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Los Angeles Kings Index moves in real-time based on officially reported game statistics, and the prices of Financial Instruments are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Los Angeles Kings Index will not move because no games are being played, and the Fund’s exposure to Financial Instruments will behave differently than during the playing season. The Fund anticipates maintaining exposure to Financial Instruments during the offseason. Although the Los Angeles Kings Index will be static during this period, the prices of Financial Instruments may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the Los Angeles Kings Index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Financial Instruments will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Financial Instruments is derived from the statistical performance of a single professional sports team as measured by the Los Angeles Kings Index. Successfully investing in Financial Instruments requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Los Angeles Kings Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Financial Instruments at the time the Fund obtains exposure.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole-including the Subsidiary-will provide investors with 1940 Act protections.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Financial Instruments may have limited or no trading activity. Because the Los Angeles Kings Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Fund Shares or when Financial Instruments are not actively trading. As a result, the opening price of Fund Shares and the prices of Financial Instruments on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Fund Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. The Fund will utilize swap agreements to derive exposure to the Los Angeles Kings Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, the Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the Los Angeles Kings Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If the Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the Los Angeles Kings Index. Because the market for swaps referencing the Los Angeles Kings Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent the Fund from providing its desired level of exposure to the Los Angeles Kings Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to Los Angeles Kings Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by the Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce the Fund’s returns and may cause the Fund to underperform the performance of the Los Angeles Kings Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on the Fund’s returns.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CONCENTRATION RISK. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in Financial Instruments that provide exposure to the Los Angeles Kings Index.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

COMMODITY REGULATORY RISK. The Fund’s use of the Financial Instruments subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self‑regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.  This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE SHAREHOLDER RISK. Certain shareholders, including affiliated funds advised by the Adviser, may from time to time own a significant portion of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser (“Affiliate”), an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period solely to facilitate the commencement of the Fund or to help the Fund achieve a specified size or scale. There can be no assurance that any large shareholder will not redeem its investment, that the size of the Fund will be maintained at such levels, or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent that a significant percentage of the Fund’s shares are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Adviser or an Affiliate has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser  or an Affiliate. This may adversely affect the Fund’s performance if the Adviser is forced to sell portfolio securities or invest cash when it would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would, particularly if the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests.  In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified company”, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Special Tax Risks. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

The federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s swap strategy.  In general, income from swaps is recognized periodically over the term of the swaps.  Some swaps with substantial non-periodic payments are deemed to have an embedded loan.  In such a case, the Fund may recognize income without receiving cash.  The Fund would still be required to make sufficient distributions to maintain its RIC status, which may require selling assets or borrowing funds.  Other swaps are structured so that there are no periodic payments.  Such swaps may more properly be treated as a variation of a forward contract – although the IRS has issued proposed regulations that would treat them under the general swap regulations.  Forward contracts are generally treated as open contracts.  If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code.  Income from the swaps will be ordinary income, and disposition of such swaps may result in short-term capital gains or losses.  The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test alternatively as if the counter party were the issuer of the swaps and the issuer of the referenced security is the issuer of the swaps.  If the income is not qualifying income or the issuer of the swap contract is not appropriately the counterparty, the Fund could lose its own status as a RIC.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/[___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since the Fund’s inception in [____]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/[___].

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Roundhill Minnesota Wild® ETF

Investment Objectives

The Roundhill Minnesota Wild ETF (the “Fund” or “[___]”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.[__]%

(1)  The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)  “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in Financial Instruments (defined below) that provide exposure to the CME FSPI NHL Minnesota Wild Index (the “Minnesota Wild Index”). For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value. The Minnesota Wild Index is administered and calculated by FutureSports (the “Index Provider”).

The Minnesota Wild Index

The Minnesota Wild Index is designed to measure the cumulative team performance of the Minnesota Wild over the course of each season through the systemic aggregation of officially reported performance statistics. The Minnesota Wild Index is a benchmark reference value and does not represent ownership of, or direct entitlement to, any team, league, sporting event, security, commodity, or other asset.

The Minnesota Wild Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Minnesota Wild Index is based on fifty-five statistical measures of performance (for purposes of the Minnesota Wild Index, the “Constituents”) in continuous, live statistical values that underpin the value of the Minnesota Wild Index which is calculated into a trackable and tradable number. The Constituents are structured across two principal categories: Statistical Constituents (encapsulating both positive and negative performance metrics based on specific outcomes realized by the team during a single game) and Milestone Constituents (encapsulating performance metrics based on specific threshold levels of statistical constituents or unique events performed by the team during either a single game or multiple games, including monthly and seasonal milestones). Each Constituent is assigned a fixed multiplier value, where positive multipliers contribute to an increase in the Minnesota Wild Index value and negative multipliers contribute to a decrease in the Minnesota Wild Index value. Multiplier values remain fixed between scheduled reviews, are not adjusted on a discretionary basis, and are not modified intra-season. The value of the Minnesota Wild Index during a season is calculated by applying a seasonal adjustment factor to the relevant multiplier value for each Constituent, specifically 1.0 for regular season games and 1.5 for postseason games, and adding the resulting values to the value of the Minnesota Wild Index. Monthly and seasonal Milestone Constituents are only available for regular season games.

The Minnesota Wild Index is based solely on these statistical factors, and the performance of other professional hockey teams in the National Hockey League® (the “NHL”), or events outside of on-ice performance by the Minnesota Wild, will not impact the value of the Minnesota Wild Index. The Minnesota Wild Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. The Minnesota Wild Index will return to the base level of 7,500 thirty-two calendar days after the last game of the Stanley Cup Final.

The Minnesota Wild

The Minnesota Wild are a professional ice hockey team based in Saint Paul, Minnesota, competing in the Central Division of the NHL’s Western Conference. During the 2025–2026 season, the Wild finished third in the Central Division, ranking 7th in standings points, 11th in goals for, 4th in goals against, and 6th in goal differential. The Wild were founded in 2000 by businessman Bob Naegele Jr. The Wild are currently owned by Craig Leipold, serving as Owner and Governor since 2008. The team has never won a Stanley Cup championship. Neither the Fund, the Trust, the Adviser, nor the Sub-Adviser is affiliated with the Minnesota Wild.

The Fund’s Investments

The Fund will obtain exposure to the Minnesota Wild Index either through one or more swap agreements or by investing in futures contracts that reference the Minnesota Wild Index that trade on an exchange registered with the CFTC (collectively, the “Financial Instruments”).

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to the Minnesota Wild Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may also purchase cash-settled futures contracts that reference the Minnesota Wild Index. In simplest terms, in a cash‑settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Minnesota Wild Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer‑dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer‑dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of futures contracts referencing the Minnesota Wild Index may differ from that of the Minnesota Wild Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund will also invest in cash, cash-like instruments or other high-quality securities that serve as collateral or margin, manage liquidity, pay Fund expenses or pending investment in other instruments.  These investments may include (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund expects to gain investment exposure to the Minnesota Wild Index through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Financial Instruments in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure, investment advisory contracts as it relates to advisory agreements with the Subsidiary, and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

Fund Attributes

The Fund is a “non-diversified company” under the 1940 Act. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Financial Instruments that provide exposure to the Minnesota Wild Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

INVESTMENT STRATEGY RISK. The Fund, through the Subsidiary, invests in Financial Instruments that provide exposure to the Minnesota Wild Index. The Fund does not invest directly in prediction markets, event contracts, or other instruments that provide exposure to individual sporting event or season-long outcomes, nor does it invest in instruments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Financial Instruments, which may not accurately reflect the level of the Minnesota Wild Index. Consequently, the Fund’s performance may differ from the performance of the Minnesota Wild

Index. Transaction costs (including those associated with futures investing), position limits, the availability of counterparties, and other factors may affect the cost and pricing of Financial Instruments and decrease the correlation between the performance of Financial Instruments and the Minnesota Wild Index over short- or long-term periods. Moreover, because the Minnesota Wild Index is uninvestable, the Fund can only gain exposure through the Financial Instruments, and differences between the prices of those instruments and the levels of the Minnesota Wild Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Minnesota Wild Index alone.

Minnesota Wild Index Investing Risk. The Fund is indirectly exposed to the risks of the Minnesota Wild Index through its investments in Financial Instruments. The Fund does not invest in the Minnesota Wild Index, which is an uninvestable index. The performance of the Minnesota Wild Index will be very different from a portfolio of Financial Instruments. The Minnesota Wild Index moves up or down based on the Constituents (which in turn are based on officially reported statistics from every game throughout the regular season and postseason). Poor statistical performance by the Minnesota Wild could have a significant negative impact on the level of the Minnesota Wild Index and therefore the value of the Fund. In addition, unlike instruments based on tradable reference assets, Financial Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index rather than the price of a tradable asset.

Concentrated Single-Team Exposure Risk.  The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Minnesota Wild) as measured by the Minnesota Wild Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s net asset value (“NAV”), heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including futures contracts that reference the Minnesota Wild Index, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in these instruments, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, as amended, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (the “CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Minnesota Wild Index and, consequently, the prices of Financial Instruments. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Minnesota Wild Index. Such persons could trade Financial Instruments or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Financial Instruments can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

Index Provider and Data Dependency Risk. The Minnesota Wild Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Minnesota Wild Index, Financial Instruments may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Minnesota Wild Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Financial Instruments could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Minnesota Wild Index could change materially and the futures market may not immediately price in such changes. The Minnesota Wild Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

League Credibility and Sports Integrity Risk. The Minnesota Wild Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or referee manipulation, could materially affect the statistical data upon which the Minnesota Wild Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Financial Instruments. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Financial Instruments. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Minnesota Wild Index and the Financial Instruments that reference it.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Financial Instruments depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004–2005. During any such period, no games would be played, the Minnesota Wild Index would not generate data, and trading in Financial Instruments could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, a shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption, or that the Fund will be able to recover any losses incurred as a result of such events.

Novel Market Risk. Financial Instruments, including swap agreements or futures contracts that reference the Minnesota Wild Index are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established markets, and pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Financial Instruments will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective. In such circumstances, the Fund’s performance may be adversely affected.

On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The value of the Minnesota Wild Index, and therefore the prices of Financial Instruments, are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 84 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Minnesota Wild Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Seasonality and Offseason Risk. The Minnesota Wild Index resets to a standardized base value 32 calendar days after the last game of the Stanley Cup. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Minnesota Wild Index moves in real-time based on officially reported game statistics, and the prices of Financial Instruments are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Minnesota Wild Index will not move because no games are being played, and the Fund’s exposure to Financial Instruments will behave differently than during the playing season. The Fund anticipates maintaining exposure to Financial Instruments during the offseason. Although the Minnesota Wild Index will be static during this period, the prices of Financial Instruments may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the Minnesota Wild Index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Financial Instruments will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Financial Instruments is derived from the statistical performance of a single professional sports team as measured by the Minnesota Wild Index. Successfully investing in Financial Instruments requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Minnesota Wild Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Financial Instruments at the time the Fund obtains exposure.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole-including the Subsidiary-will provide investors with 1940 Act protections.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Financial Instruments may have limited or no trading activity. Because the Minnesota Wild Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Fund Shares or when Financial Instruments are not actively trading. As a result, the opening price of Fund Shares and the prices of Financial Instruments on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Fund Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. The Fund will utilize swap agreements to derive exposure to the Minnesota Wild Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, the Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the Minnesota Wild Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If the Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the Minnesota Wild Index. Because the market for swaps referencing the Minnesota Wild Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent the Fund from providing its desired level of exposure to the Minnesota Wild Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to Minnesota Wild Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by the Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce the Fund’s returns and may cause the Fund to underperform the performance of the Minnesota Wild Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on the Fund’s returns.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CONCENTRATION RISK. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in Financial Instruments that provide exposure to the Minnesota Wild Index.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

COMMODITY REGULATORY RISK. The Fund’s use of the Financial Instruments subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self‑regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.  This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE SHAREHOLDER RISK. Certain shareholders, including affiliated funds advised by the Adviser, may from time to time own a significant portion of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser (“Affiliate”), an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period solely to facilitate the commencement of the Fund or to help the Fund achieve a specified size or scale. There can be no assurance that any large shareholder will not redeem its investment, that the size of the Fund will be maintained at such levels, or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent that a significant percentage of the Fund’s shares are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Adviser or an Affiliate has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser  or an Affiliate. This may adversely affect the Fund’s performance if the Adviser is forced to sell portfolio securities or invest cash when it would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would, particularly if the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests.  In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified company”, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Special Tax Risks. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

The federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s swap strategy.  In general, income from swaps is recognized periodically over the term of the swaps.  Some swaps with substantial non-periodic payments are deemed to have an embedded loan.  In such a case, the Fund may recognize income without receiving cash.  The Fund would still be required to make sufficient distributions to maintain its RIC status, which may require selling assets or borrowing funds.  Other swaps are structured so that there are no periodic payments.  Such swaps may more properly be treated as a variation of a forward contract – although the IRS has issued proposed regulations that would treat them under the general swap regulations.  Forward contracts are generally treated as open contracts.  If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code.  Income from the swaps will be ordinary income, and disposition of such swaps may result in short-term capital gains or losses.  The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test alternatively as if the counter party were the issuer of the swaps and the issuer of the referenced security is the issuer of the swaps.  If the income is not qualifying income or the issuer of the swap contract is not appropriately the counterparty, the Fund could lose its own status as a RIC.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/[___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since the Fund’s inception in [____]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/[___].

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Roundhill Montreal Canadiens® ETF

Investment Objectives

The Roundhill Montreal Canadiens ETF (the “Fund” or “[___]”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.[__]%

(1)  The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)  “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in Financial Instruments (defined below) that provide exposure to the CME FSPI NHL Montreal Canadiens Index (the “Montreal Canadiens Index”). For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value. The Montreal Canadiens Index is administered and calculated by FutureSports (the “Index Provider”).

The Montreal Canadiens Index

The Montreal Canadiens Index is designed to measure the cumulative team performance of the Montreal Canadiens over the course of each season through the systemic aggregation of officially reported performance statistics. The Montreal Canadiens Index is a benchmark reference value and does not represent ownership of, or direct entitlement to, any team, league, sporting event, security, commodity, or other asset.

The Montreal Canadiens Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Montreal Canadiens Index is based on fifty-five statistical measures of performance (for purposes of the Montreal Canadiens Index, the “Constituents”) in continuous, live statistical values that underpin the value of the Montreal Canadiens Index which is calculated into a trackable and tradable number. The Constituents are structured across two principal categories: Statistical Constituents (encapsulating both positive and negative performance metrics based on specific outcomes realized by the team during a single game) and Milestone Constituents (encapsulating performance metrics based on specific threshold levels of statistical constituents or unique events performed by the team during either a single game or multiple games, including monthly and seasonal milestones). Each Constituent is assigned a fixed multiplier value, where positive multipliers contribute to an increase in the Montreal Canadiens Index value and negative multipliers contribute to a decrease in the Montreal Canadiens Index value. Multiplier values remain fixed between scheduled reviews, are not adjusted on a discretionary basis, and are not modified intra-season. The value of the Montreal Canadiens Index during a season is calculated by applying a seasonal adjustment factor to the relevant multiplier value for each Constituent, specifically 1.0 for regular season games and 1.5 for postseason games, and adding the resulting values to the value of the Montreal Canadiens Index. Monthly and seasonal Milestone Constituents are only available for regular season games.

The Montreal Canadiens Index is based solely on these statistical factors, and the performance of other professional hockey teams in the National Hockey League® (the “NHL”), or events outside of on-ice performance by the Montreal Canadiens, will not impact the value of the Montreal Canadiens Index. The Montreal Canadiens Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. The Montreal Canadiens Index will return to the base level of 7,500 thirty-two calendar days after the last game of the Stanley Cup Final.

The Montreal Canadiens

The Montreal Canadiens are a professional ice hockey team based in Montreal, Quebec, competing in the Atlantic Division of the NHL’s Eastern Conference. During the 2025–2026 season, the Canadiens finished third in the Atlantic Division, ranking 5th in standings points, 6th in goals for, 18th in goals against, and 9th in goal differential. The Canadiens were founded in 1909 by J. Ambrose O’Brien. The Canadiens are currently owned by the Molson family, with Geoff Molson serving as Owner and President since 2009. The team has won twenty-four Stanley Cup championships, capturing titles in 1916, 1924, 1930, 1931, 1944, 1946, 1953, 1956, 1957, 1958, 1959, 1960, 1965, 1966, 1968, 1969, 1971, 1973, 1976, 1977, 1978, 1979, 1986, and 1993. Neither the Fund, the Trust, the Adviser, nor the Sub-Adviser is affiliated with the Montreal Canadiens.

The Fund’s Investments

The Fund will obtain exposure to the Montreal Canadiens Index either through one or more swap agreements or by investing in futures contracts that reference the Montreal Canadiens Index that trade on an exchange registered with the CFTC (collectively, the “Financial Instruments”).

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to the Montreal Canadiens Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may also purchase cash-settled futures contracts that reference the Montreal Canadiens Index. In simplest terms, in a cash‑settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Montreal Canadiens Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer‑dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer‑dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of futures contracts referencing the Montreal

Canadiens Index may differ from that of the Montreal Canadiens Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund will also invest in cash, cash-like instruments or other high-quality securities that serve as collateral or margin, manage liquidity, pay Fund expenses or pending investment in other instruments.  These investments may include (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund expects to gain investment exposure to the Montreal Canadiens Index through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Financial Instruments in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure, investment advisory contracts as it relates to advisory agreements with the Subsidiary, and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

Fund Attributes

The Fund is a “non-diversified company” under the 1940 Act. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Financial Instruments that provide exposure to the Montreal Canadiens Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

INVESTMENT STRATEGY RISK. The Fund, through the Subsidiary, invests in Financial Instruments that provide exposure to the Montreal Canadiens Index. The Fund does not invest directly in prediction markets, event contracts, or other instruments that provide exposure to individual sporting event or season-long outcomes, nor does it invest in instruments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Financial Instruments, which may not accurately reflect the level of the Montreal Canadiens Index. Consequently, the Fund’s performance may differ from the performance of the Montreal Canadiens Index. Transaction costs (including those associated with futures investing), position limits, the availability of counterparties, and other factors may affect the cost and pricing of Financial Instruments and decrease the correlation between the performance of Financial Instruments and the Montreal Canadiens Index over short- or long-term periods. Moreover, because the Montreal Canadiens Index is uninvestable, the Fund can only gain exposure through the Financial Instruments, and differences between the prices of those instruments and the levels of the Montreal Canadiens Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Montreal Canadiens Index alone.

Montreal Canadiens Index Investing Risk. The Fund is indirectly exposed to the risks of the Montreal Canadiens Index through its investments in Financial Instruments. The Fund does not invest in the Montreal Canadiens Index, which is an uninvestable index. The performance of the Montreal Canadiens Index will be very different from a portfolio of Financial Instruments. The Montreal Canadiens Index moves up or down based on the Constituents (which in turn are based on officially reported statistics from every game throughout the regular season and postseason). Poor statistical performance by the Montreal Canadiens could have a significant negative impact on the level of the Montreal Canadiens Index and therefore the value of the Fund. In addition, unlike instruments based on tradable reference assets, Financial Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index rather than the price of a tradable asset.

Concentrated Single-Team Exposure Risk.  The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Montreal Canadiens) as measured by the Montreal Canadiens Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s net asset value (“NAV”), heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including futures contracts that reference the Montreal Canadiens Index, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in these instruments, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, as amended, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (the “CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Montreal Canadiens Index and, consequently, the prices of Financial Instruments. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Montreal Canadiens Index. Such persons could trade Financial Instruments or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Financial Instruments can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

Index Provider and Data Dependency Risk. The Montreal Canadiens Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Montreal Canadiens Index, Financial Instruments may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Montreal Canadiens Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Financial Instruments could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Montreal Canadiens Index could change materially and the futures market may not immediately price in such changes. The Montreal Canadiens Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

League Credibility and Sports Integrity Risk. The Montreal Canadiens Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or referee manipulation, could materially affect the statistical data upon which the Montreal Canadiens Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Financial Instruments. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Financial Instruments. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Montreal Canadiens Index and the Financial Instruments that reference it.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Financial Instruments depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004–2005. During any such period, no games would be played, the Montreal Canadiens Index would not generate data, and trading in Financial Instruments could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, a shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption, or that the Fund will be able to recover any losses incurred as a result of such events.

Novel Market Risk. Financial Instruments, including swap agreements or futures contracts that reference the Montreal Canadiens Index are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established markets, and pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Financial Instruments will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective. In such circumstances, the Fund’s performance may be adversely affected.

On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The value of the Montreal Canadiens Index, and therefore the prices of Financial Instruments, are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 84 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Montreal Canadiens Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Seasonality and Offseason Risk. The Montreal Canadiens Index resets to a standardized base value 32 calendar days after the last game of the Stanley Cup. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Montreal Canadiens Index moves in real-time based on officially reported game statistics, and the prices of Financial Instruments are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Montreal Canadiens Index will not move because no games are being played, and the Fund’s exposure to Financial Instruments will behave differently than during the playing season. The Fund anticipates maintaining exposure to Financial Instruments during the offseason. Although the Montreal Canadiens Index will be static during this period, the prices of Financial Instruments may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the Montreal Canadiens Index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Financial Instruments will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Financial Instruments is derived from the statistical performance of a single professional sports team as measured by the Montreal Canadiens Index. Successfully investing in Financial Instruments requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Montreal Canadiens Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Financial Instruments at the time the Fund obtains exposure.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole-including the Subsidiary-will provide investors with 1940 Act protections.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Financial Instruments may have limited or no trading activity. Because the Montreal Canadiens Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Fund Shares or when Financial Instruments are not actively trading. As a result, the opening price of Fund Shares and the prices of Financial Instruments on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Fund Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. The Fund will utilize swap agreements to derive exposure to the Montreal Canadiens Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, the Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the Montreal Canadiens Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If the Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the Montreal Canadiens Index. Because the market for swaps referencing the Montreal Canadiens Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent the Fund from providing its desired level of exposure to the Montreal Canadiens Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to Montreal Canadiens Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by the Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce the Fund’s returns and may cause the Fund to underperform the performance of the Montreal Canadiens Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on the Fund’s returns.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CONCENTRATION RISK. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in Financial Instruments that provide exposure to the Montreal Canadiens Index.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

COMMODITY REGULATORY RISK. The Fund’s use of the Financial Instruments subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self‑regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.  This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE SHAREHOLDER RISK. Certain shareholders, including affiliated funds advised by the Adviser, may from time to time own a significant portion of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser (“Affiliate”), an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period solely to facilitate the commencement of the Fund or to help the Fund achieve a specified size or scale. There can be no assurance that any large shareholder will not redeem its investment, that the size of the Fund will be maintained at such levels, or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent that a significant percentage of the Fund’s shares are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Adviser or an Affiliate has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser  or an Affiliate. This may adversely affect the Fund’s performance if the Adviser is forced to sell portfolio securities or invest cash when it would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would, particularly if the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests.  In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified company”, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Special Tax Risks. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

The federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s swap strategy.  In general, income from swaps is recognized periodically over the term of the swaps.  Some swaps with substantial non-periodic payments are deemed to have an embedded loan.  In such a case, the Fund may recognize income without receiving cash.  The Fund would still be required to make sufficient distributions to maintain its RIC status, which may require selling assets or borrowing funds.  Other swaps are structured so that there are no periodic payments.  Such swaps may more properly be treated as a variation of a forward contract – although the IRS has issued proposed regulations that would treat them under the general swap regulations.  Forward contracts are generally treated as open contracts.  If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code.  Income from the swaps will be ordinary income, and disposition of such swaps may result in short-term capital gains or losses.  The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test alternatively as if the counter party were the issuer of the swaps and the issuer of the referenced security is the issuer of the swaps.  If the income is not qualifying income or the issuer of the swap contract is not appropriately the counterparty, the Fund could lose its own status as a RIC.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/[___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since the Fund’s inception in [____]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/[___].

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Roundhill Nashville Predators® ETF

Investment Objectives

The Roundhill Nashville Predators ETF (the “Fund” or “[___]”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.[__]%

(1)  The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)  “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in Financial Instruments (defined below) that provide exposure to the CME FSPI NHL Nashville Predators Index (the “Nashville Predators Index”). For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value. The Nashville Predators Index is administered and calculated by FutureSports (the “Index Provider”).

The Nashville Predators Index

The Nashville Predators Index is designed to measure the cumulative team performance of the Nashville Predators over the course of each season through the systemic aggregation of officially reported performance statistics. The Nashville Predators Index is a benchmark reference value and does not represent ownership of, or direct entitlement to, any team, league, sporting event, security, commodity, or other asset.

The Nashville Predators Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Nashville Predators Index is based on fifty-five statistical measures of performance (for purposes of the Nashville Predators Index, the “Constituents”) in continuous, live statistical values that underpin the value of the Nashville Predators Index which is calculated into a trackable and tradable number. The Constituents are structured across two principal categories: Statistical Constituents (encapsulating both positive and negative performance metrics based on specific outcomes realized by the team during a single game) and Milestone Constituents (encapsulating performance metrics based on specific threshold levels of statistical constituents or unique events performed by the team during either a single game or multiple games, including monthly and seasonal milestones). Each Constituent is assigned a fixed multiplier value, where positive multipliers contribute to an increase in the Nashville Predators Index value and negative multipliers contribute to a decrease in the Nashville Predators Index value. Multiplier values remain fixed between scheduled reviews, are not adjusted on a discretionary basis, and are not modified intra-season. The value of the Nashville Predators Index during a season is calculated by applying a seasonal adjustment factor to the relevant multiplier value for each Constituent, specifically 1.0 for regular season games and 1.5 for postseason games, and adding the resulting values to the value of the Nashville Predators Index. Monthly and seasonal Milestone Constituents are only available for regular season games.

The Nashville Predators Index is based solely on these statistical factors, and the performance of other professional hockey teams in the National Hockey League® (the “NHL”), or events outside of on-ice performance by the Nashville Predators, will not impact the value of the Nashville Predators Index. The Nashville Predators Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. The Nashville Predators Index will return to the base level of 7,500 thirty-two calendar days after the last game of the Stanley Cup Final.

The Nashville Predators

The Nashville Predators are a professional ice hockey team based in Nashville, Tennessee, competing in the Central Division of the NHL’s Western Conference. During the 2025–2026 season, the Predators finished sixth in the Central Division, ranking 22nd in standings points, 21st in goals for, 25th in goals against, and 23rd in goal differential. The Predators were founded in 1998 by businessman Craig Leipold. The Predators are currently owned by Bill Haslam, serving as Chairman and Owner. The team has never won a Stanley Cup championship. Neither the Fund, the Trust, the Adviser, nor the Sub-Adviser is affiliated with the Nashville Predators.

The Fund’s Investments

The Fund will obtain exposure to the Nashville Predators Index either through one or more swap agreements or by investing in futures contracts that reference the Nashville Predators Index that trade on an exchange registered with the CFTC (collectively, the “Financial Instruments”).

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to the Nashville Predators Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may also purchase cash-settled futures contracts that reference the Nashville Predators Index. In simplest terms, in a cash‑settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Nashville Predators Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer‑dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer‑dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of futures contracts referencing the Nashville Predators Index may differ from that of the Nashville Predators Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund will also invest in cash, cash-like instruments or other high-quality securities that serve as collateral or margin, manage liquidity, pay Fund expenses or pending investment in other instruments.  These investments may include (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund expects to gain investment exposure to the Nashville Predators Index through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Financial Instruments in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure, investment advisory contracts as it relates to advisory agreements with the Subsidiary, and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

Fund Attributes

The Fund is a “non-diversified company” under the 1940 Act. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Financial Instruments that provide exposure to the Nashville Predators Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

INVESTMENT STRATEGY RISK. The Fund, through the Subsidiary, invests in Financial Instruments that provide exposure to the Nashville Predators Index. The Fund does not invest directly in prediction markets, event contracts, or other instruments that provide exposure to individual sporting event or season-long outcomes, nor does it invest in instruments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Financial Instruments, which may not accurately reflect the level of the Nashville Predators Index. Consequently, the Fund’s performance may differ from the performance of the Nashville

Predators Index. Transaction costs (including those associated with futures investing), position limits, the availability of counterparties, and other factors may affect the cost and pricing of Financial Instruments and decrease the correlation between the performance of Financial Instruments and the Nashville Predators Index over short- or long-term periods. Moreover, because the Nashville Predators Index is uninvestable, the Fund can only gain exposure through the Financial Instruments, and differences between the prices of those instruments and the levels of the Nashville Predators Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Nashville Predators Index alone.

Nashville Predators Index Investing Risk. The Fund is indirectly exposed to the risks of the Nashville Predators Index through its investments in Financial Instruments. The Fund does not invest in the Nashville Predators Index, which is an uninvestable index. The performance of the Nashville Predators Index will be very different from a portfolio of Financial Instruments. The Nashville Predators Index moves up or down based on the Constituents (which in turn are based on officially reported statistics from every game throughout the regular season and postseason). Poor statistical performance by the Nashville Predators could have a significant negative impact on the level of the Nashville Predators Index and therefore the value of the Fund. In addition, unlike instruments based on tradable reference assets, Financial Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index rather than the price of a tradable asset.

Concentrated Single-Team Exposure Risk.  The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Nashville Predators) as measured by the Nashville Predators Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s net asset value (“NAV”), heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including futures contracts that reference the Nashville Predators Index, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in these instruments, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, as amended, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (the “CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Nashville Predators Index and, consequently, the prices of Financial Instruments. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Nashville Predators Index. Such persons could trade Financial Instruments or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Financial Instruments can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

Index Provider and Data Dependency Risk. The Nashville Predators Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Nashville Predators Index, Financial Instruments may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Nashville Predators Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Financial Instruments could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Nashville Predators Index could change materially and the futures market may not immediately price in such changes. The Nashville Predators Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

League Credibility and Sports Integrity Risk. The Nashville Predators Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or referee manipulation, could materially affect the statistical data upon which the Nashville Predators Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Financial Instruments. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Financial Instruments. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Nashville Predators Index and the Financial Instruments that reference it.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Financial Instruments depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004–2005. During any such period, no games would be played, the Nashville Predators Index would not generate data, and trading in Financial Instruments could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, a shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption, or that the Fund will be able to recover any losses incurred as a result of such events.

Novel Market Risk. Financial Instruments, including swap agreements or futures contracts that reference the Nashville Predators Index are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established markets, and pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Financial Instruments will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective. In such circumstances, the Fund’s performance may be adversely affected.

On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The value of the Nashville Predators Index, and therefore the prices of Financial Instruments, are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 84 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Nashville Predators Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Seasonality and Offseason Risk. The Nashville Predators Index resets to a standardized base value 32 calendar days after the last game of the Stanley Cup. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Nashville Predators Index moves in real-time based on officially reported game statistics, and the prices of Financial Instruments are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Nashville Predators Index will not move because no games are being played, and the Fund’s exposure to Financial Instruments will behave differently than during the playing season. The Fund anticipates maintaining exposure to Financial Instruments during the offseason. Although the Nashville Predators Index will be static during this period, the prices of Financial Instruments may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the Nashville Predators Index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Financial Instruments will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Financial Instruments is derived from the statistical performance of a single professional sports team as measured by the Nashville Predators Index. Successfully investing in Financial Instruments requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Nashville Predators Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Financial Instruments at the time the Fund obtains exposure.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole-including the Subsidiary-will provide investors with 1940 Act protections.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Financial Instruments may have limited or no trading activity. Because the Nashville Predators Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Fund Shares or when Financial Instruments are not actively trading. As a result, the opening price of Fund Shares and the prices of Financial Instruments on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Fund Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. The Fund will utilize swap agreements to derive exposure to the Nashville Predators Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, the Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the Nashville Predators Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If the Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the Nashville Predators Index. Because the market for swaps referencing the Nashville Predators Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent the Fund from providing its desired level of exposure to the Nashville Predators Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to Nashville Predators Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by the Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce the Fund’s returns and may cause the Fund to underperform the performance of the Nashville Predators Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on the Fund’s returns.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CONCENTRATION RISK. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in Financial Instruments that provide exposure to the Nashville Predators Index.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

COMMODITY REGULATORY RISK. The Fund’s use of the Financial Instruments subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self‑regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.  This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE SHAREHOLDER RISK. Certain shareholders, including affiliated funds advised by the Adviser, may from time to time own a significant portion of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser (“Affiliate”), an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period solely to facilitate the commencement of the Fund or to help the Fund achieve a specified size or scale. There can be no assurance that any large shareholder will not redeem its investment, that the size of the Fund will be maintained at such levels, or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent that a significant percentage of the Fund’s shares are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Adviser or an Affiliate has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser  or an Affiliate. This may adversely affect the Fund’s performance if the Adviser is forced to sell portfolio securities or invest cash when it would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would, particularly if the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests.  In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified company”, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Special Tax Risks. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

The federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s swap strategy.  In general, income from swaps is recognized periodically over the term of the swaps.  Some swaps with substantial non-periodic payments are deemed to have an embedded loan.  In such a case, the Fund may recognize income without receiving cash.  The Fund would still be required to make sufficient distributions to maintain its RIC status, which may require selling assets or borrowing funds.  Other swaps are structured so that there are no periodic payments.  Such swaps may more properly be treated as a variation of a forward contract – although the IRS has issued proposed regulations that would treat them under the general swap regulations.  Forward contracts are generally treated as open contracts.  If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code.  Income from the swaps will be ordinary income, and disposition of such swaps may result in short-term capital gains or losses.  The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test alternatively as if the counter party were the issuer of the swaps and the issuer of the referenced security is the issuer of the swaps.  If the income is not qualifying income or the issuer of the swap contract is not appropriately the counterparty, the Fund could lose its own status as a RIC.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/[___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since the Fund’s inception in [____]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/[___].

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Roundhill New Jersey Devils® ETF

Investment Objectives

The Roundhill New Jersey Devils ETF (the “Fund” or “[___]”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.[__]%

(1)  The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)  “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in Financial Instruments (defined below) that provide exposure to the CME FSPI NHL New Jersey Devils Index (the “New Jersey Devils Index”). For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value. The New Jersey Devils Index is administered and calculated by FutureSports (the “Index Provider”).

The New Jersey Devils Index

The New Jersey Devils Index is designed to measure the cumulative team performance of the New Jersey Devils over the course of each season through the systemic aggregation of officially reported performance statistics. The New Jersey Devils Index is a benchmark reference value and does not represent ownership of, or direct entitlement to, any team, league, sporting event, security, commodity, or other asset.

The New Jersey Devils Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The New Jersey Devils Index is based on fifty-five statistical measures of performance (for purposes of the New Jersey Devils Index, the “Constituents”) in continuous, live statistical values that underpin the value of the New Jersey Devils Index which is calculated into a trackable and tradable number. The Constituents are structured across two principal categories: Statistical Constituents (encapsulating both positive and negative performance metrics based on specific outcomes realized by the team during a single game) and Milestone Constituents (encapsulating performance metrics based on specific threshold levels of statistical constituents or unique events performed by the team during either a single game or multiple games, including monthly and seasonal milestones). Each Constituent is assigned a fixed multiplier value, where positive multipliers contribute to an increase in the New Jersey Devils Index value and negative multipliers contribute to a decrease in the New Jersey Devils Index value. Multiplier values remain fixed between scheduled reviews, are not adjusted on a discretionary basis, and are not modified intra-season. The value of the New Jersey Devils Index during a season is calculated by applying a seasonal adjustment factor to the relevant multiplier value for each Constituent, specifically 1.0 for regular season games and 1.5 for postseason games, and adding the resulting values to the value of the New Jersey Devils Index. Monthly and seasonal Milestone Constituents are only available for regular season games.

The New Jersey Devils Index is based solely on these statistical factors, and the performance of other professional hockey teams in the National Hockey League® (the “NHL”), or events outside of on-ice performance by the New Jersey Devils, will not impact the value of the New Jersey Devils Index. The New Jersey Devils Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. The New Jersey Devils Index will return to the base level of 7,500 thirty-two calendar days after the last game of the Stanley Cup Final.

The New Jersey Devils

The New Jersey Devils are a professional ice hockey team based in Newark, New Jersey, competing in the Metropolitan Division of the NHL’s Eastern Conference. During the 2025–2026 season, the Devils finished seventh in the Metropolitan Division, ranking 21st in standings points, 27th in goals for, 17th in goals against, and 24th in goal differential. The Devils were founded in 1974 as the Kansas City Scouts. The Devils are currently owned by Harris Blitzer Sports & Entertainment with Josh Harris and David Blitzer serving as managing partners. The team has won three Stanley Cup championships, capturing titles in 1995, 2000, and 2003. Neither the Fund, the Trust, the Adviser, nor the Sub-Adviser is affiliated with the New Jersey Devils.

The Fund’s Investments

The Fund will obtain exposure to the New Jersey Devils Index either through one or more swap agreements or by investing in futures contracts that reference the New Jersey Devils Index that trade on an exchange registered with the CFTC (collectively, the “Financial Instruments”).

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to the New Jersey Devils Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may also purchase cash-settled futures contracts that reference the New Jersey Devils Index. In simplest terms, in a cash‑settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the New Jersey Devils Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer‑dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer‑dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of futures contracts referencing the New Jersey

Devils Index may differ from that of the New Jersey Devils Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund will also invest in cash, cash-like instruments or other high-quality securities that serve as collateral or margin, manage liquidity, pay Fund expenses or pending investment in other instruments.  These investments may include (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund expects to gain investment exposure to the New Jersey Devils Index through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Financial Instruments in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure, investment advisory contracts as it relates to advisory agreements with the Subsidiary, and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

Fund Attributes

The Fund is a “non-diversified company” under the 1940 Act. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Financial Instruments that provide exposure to the New Jersey Devils Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

INVESTMENT STRATEGY RISK. The Fund, through the Subsidiary, invests in Financial Instruments that provide exposure to the New Jersey Devils Index. The Fund does not invest directly in prediction markets, event contracts, or other instruments that provide exposure to individual sporting event or season-long outcomes, nor does it invest in instruments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Financial Instruments, which may not accurately reflect the level of the New Jersey Devils Index. Consequently, the Fund’s performance may differ from the performance of the New Jersey Devils Index. Transaction costs (including those associated with futures investing), position limits, the availability of counterparties, and other factors may affect the cost and pricing of Financial Instruments and decrease the correlation between the performance of Financial Instruments and the New Jersey Devils Index over short- or long-term periods. Moreover, because the New Jersey Devils Index is uninvestable, the Fund can only gain exposure through the Financial Instruments, and differences between the prices of those instruments and the levels of the New Jersey Devils Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the New Jersey Devils Index alone.

New Jersey Devils Index Investing Risk. The Fund is indirectly exposed to the risks of the New Jersey Devils Index through its investments in Financial Instruments. The Fund does not invest in the New Jersey Devils Index, which is an uninvestable index. The performance of the New Jersey Devils Index will be very different from a portfolio of Financial Instruments. The New Jersey Devils Index moves up or down based on the Constituents (which in turn are based on officially reported statistics from every game throughout the regular season and postseason). Poor statistical performance by the New Jersey Devils could have a significant negative impact on the level of the New Jersey Devils Index and therefore the value of the Fund. In addition, unlike instruments based on tradable reference assets, Financial Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index rather than the price of a tradable asset.

Concentrated Single-Team Exposure Risk.  The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the New Jersey Devils) as measured by the New Jersey Devils Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s net asset value (“NAV”), heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including futures contracts that reference the New Jersey Devils Index, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in these instruments, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, as amended, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (the “CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the New Jersey Devils Index and, consequently, the prices of Financial Instruments. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the New Jersey Devils Index. Such persons could trade Financial Instruments or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Financial Instruments can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

Index Provider and Data Dependency Risk. The New Jersey Devils Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the New Jersey Devils Index, Financial Instruments may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the New Jersey Devils Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Financial Instruments could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the New Jersey Devils Index could change materially and the futures market may not immediately price in such changes. The New Jersey Devils Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

League Credibility and Sports Integrity Risk. The New Jersey Devils Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or referee manipulation, could materially affect the statistical data upon which the New Jersey Devils Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Financial Instruments. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Financial Instruments. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the New Jersey Devils Index and the Financial Instruments that reference it.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Financial Instruments depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004–2005. During any such period, no games would be played, the New Jersey Devils Index would not generate data, and trading in Financial Instruments could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, a shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption, or that the Fund will be able to recover any losses incurred as a result of such events.

Novel Market Risk. Financial Instruments, including swap agreements or futures contracts that reference the New Jersey Devils Index are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established markets, and pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Financial Instruments will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective. In such circumstances, the Fund’s performance may be adversely affected.

On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The value of the New Jersey Devils Index, and therefore the prices of Financial Instruments, are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 84 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the New Jersey Devils Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Seasonality and Offseason Risk. The New Jersey Devils Index resets to a standardized base value 32 calendar days after the last game of the Stanley Cup. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the New Jersey Devils Index moves in real-time based on officially reported game statistics, and the prices of Financial Instruments are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the New Jersey Devils Index will not move because no games are being played, and the Fund’s exposure to Financial Instruments will behave differently than during the playing season. The Fund anticipates maintaining exposure to Financial Instruments during the offseason. Although the New Jersey Devils Index will be static during this period, the prices of Financial Instruments may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the New Jersey Devils Index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Financial Instruments will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Financial Instruments is derived from the statistical performance of a single professional sports team as measured by the New Jersey Devils Index. Successfully investing in Financial Instruments requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The New Jersey Devils Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Financial Instruments at the time the Fund obtains exposure.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole-including the Subsidiary-will provide investors with 1940 Act protections.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Financial Instruments may have limited or no trading activity. Because the New Jersey Devils Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Fund Shares or when Financial Instruments are not actively trading. As a result, the opening price of Fund Shares and the prices of Financial Instruments on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Fund Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. The Fund will utilize swap agreements to derive exposure to the New Jersey Devils Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, the Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the New Jersey Devils Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If the Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the New Jersey Devils Index. Because the market for swaps referencing the New Jersey Devils Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent the Fund from providing its desired level of exposure to the New Jersey Devils Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to New Jersey Devils Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by the Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce the Fund’s returns and may cause the Fund to underperform the performance of the New Jersey Devils Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on the Fund’s returns.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CONCENTRATION RISK. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in Financial Instruments that provide exposure to the New Jersey Devils Index.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

COMMODITY REGULATORY RISK. The Fund’s use of the Financial Instruments subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self‑regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.  This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE SHAREHOLDER RISK. Certain shareholders, including affiliated funds advised by the Adviser, may from time to time own a significant portion of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser (“Affiliate”), an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period solely to facilitate the commencement of the Fund or to help the Fund achieve a specified size or scale. There can be no assurance that any large shareholder will not redeem its investment, that the size of the Fund will be maintained at such levels, or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent that a significant percentage of the Fund’s shares are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Adviser or an Affiliate has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser  or an Affiliate. This may adversely affect the Fund’s performance if the Adviser is forced to sell portfolio securities or invest cash when it would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would, particularly if the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests.  In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified company”, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Special Tax Risks. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

The federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s swap strategy.  In general, income from swaps is recognized periodically over the term of the swaps.  Some swaps with substantial non-periodic payments are deemed to have an embedded loan.  In such a case, the Fund may recognize income without receiving cash.  The Fund would still be required to make sufficient distributions to maintain its RIC status, which may require selling assets or borrowing funds.  Other swaps are structured so that there are no periodic payments.  Such swaps may more properly be treated as a variation of a forward contract – although the IRS has issued proposed regulations that would treat them under the general swap regulations.  Forward contracts are generally treated as open contracts.  If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code.  Income from the swaps will be ordinary income, and disposition of such swaps may result in short-term capital gains or losses.  The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test alternatively as if the counter party were the issuer of the swaps and the issuer of the referenced security is the issuer of the swaps.  If the income is not qualifying income or the issuer of the swap contract is not appropriately the counterparty, the Fund could lose its own status as a RIC.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/[___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since the Fund’s inception in [____]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/[___].

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Roundhill New York Islanders® ETF

Investment Objectives

The Roundhill New York Islanders ETF (the “Fund” or “[___]”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.[__]%

(1)  The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)  “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in Financial Instruments (defined below) that provide exposure to the CME FSPI NHL New York Islanders Index (the “New York Islanders Index”). For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value. The New York Islanders Index is administered and calculated by FutureSports (the “Index Provider”).

The New York Islanders Index

The New York Islanders Index is designed to measure the cumulative team performance of the New York Islanders over the course of each season through the systemic aggregation of officially reported performance statistics. The New York Islanders Index is a benchmark reference value and does not represent ownership of, or direct entitlement to, any team, league, sporting event, security, commodity, or other asset.

The New York Islanders Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The New York Islanders Index is based on fifty-five statistical measures of performance (for purposes of the New York Islanders Index, the “Constituents”) in continuous, live statistical values that underpin the value of the New York Islanders Index which is calculated into a trackable and tradable number. The Constituents are structured across two principal categories: Statistical Constituents (encapsulating both positive and negative performance metrics based on specific outcomes realized by the team during a single game) and Milestone Constituents (encapsulating performance metrics based on specific threshold levels of statistical constituents or unique events performed by the team during either a single game or multiple games, including monthly and seasonal milestones). Each Constituent is assigned a fixed multiplier value, where positive multipliers contribute to an increase in the New York Islanders Index value and negative multipliers contribute to a decrease in the New York Islanders Index value. Multiplier values remain fixed between scheduled reviews, are not adjusted on a discretionary basis, and are not modified intra-season. The value of the New York Islanders Index during a season is calculated by applying a seasonal adjustment factor to the relevant multiplier value for each Constituent, specifically 1.0 for regular season games and 1.5 for postseason games, and adding the resulting values to the value of the New York Islanders Index. Monthly and seasonal Milestone Constituents are only available for regular season games.

The New York Islanders Index is based solely on these statistical factors, and the performance of other professional hockey teams in the National Hockey League® (the “NHL”), or events outside of on-ice performance by the New York Islanders, will not impact the value of the New York Islanders Index. The New York Islanders Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. The New York Islanders Index will return to the base level of 7,500 thirty-two calendar days after the last game of the Stanley Cup Final.

The New York Islanders

The New York Islanders are a professional ice hockey team based in Elmont, New York, competing in the Metropolitan Division of the NHL’s Eastern Conference. During the 2025–2026 season, the Islanders finished sixth in the Metropolitan Division, ranking 19th in standings points, 24th in goals for, 7th in goals against, and 17th in goal differential. The Islanders were founded in 1972 by Roy Boe. The Islanders are currently owned by Jon Ledecky and Scott Malkin, serving as Co-Owners since 2016. The team has won four Stanley Cup championships, capturing titles in 1980, 1981, 1982, and 1983. Neither the Fund, the Trust, the Adviser, nor the Sub-Adviser is affiliated with the New York Islanders.

The Fund’s Investments

The Fund will obtain exposure to the New York Islanders Index either through one or more swap agreements or by investing in futures contracts that reference the New York Islanders Index that trade on an exchange registered with the CFTC (collectively, the “Financial Instruments”).

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to the New York Islanders Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may also purchase cash-settled futures contracts that reference the New York Islanders Index. In simplest terms, in a cash‑settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the New York Islanders Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer‑dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer‑dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of futures contracts referencing the New York Islanders Index may differ from that of the New York Islanders Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund will also invest in cash, cash-like instruments or other high-quality securities that serve as collateral or margin, manage liquidity, pay Fund expenses or pending investment in other instruments.  These investments may include (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund expects to gain investment exposure to the New York Islanders Index through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Financial Instruments in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure, investment advisory contracts as it relates to advisory agreements with the Subsidiary, and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

Fund Attributes

The Fund is a “non-diversified company” under the 1940 Act. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Financial Instruments that provide exposure to the New York Islanders Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

INVESTMENT STRATEGY RISK. The Fund, through the Subsidiary, invests in Financial Instruments that provide exposure to the New York Islanders Index. The Fund does not invest directly in prediction markets, event contracts, or other instruments that provide exposure to individual sporting event or season-long outcomes, nor does it invest in instruments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Financial Instruments, which may not accurately reflect the level of the New York Islanders Index. Consequently, the Fund’s performance may differ from the performance of the New York

Islanders Index. Transaction costs (including those associated with futures investing), position limits, the availability of counterparties, and other factors may affect the cost and pricing of Financial Instruments and decrease the correlation between the performance of Financial Instruments and the New York Islanders Index over short- or long-term periods. Moreover, because the New York Islanders Index is uninvestable, the Fund can only gain exposure through the Financial Instruments, and differences between the prices of those instruments and the levels of the New York Islanders Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the New York Islanders Index alone.

New York Islanders Index Investing Risk. The Fund is indirectly exposed to the risks of the New York Islanders Index through its investments in Financial Instruments. The Fund does not invest in the New York Islanders Index, which is an uninvestable index. The performance of the New York Islanders Index will be very different from a portfolio of Financial Instruments. The New York Islanders Index moves up or down based on the Constituents (which in turn are based on officially reported statistics from every game throughout the regular season and postseason). Poor statistical performance by the New York Islanders could have a significant negative impact on the level of the New York Islanders Index and therefore the value of the Fund. In addition, unlike instruments based on tradable reference assets, Financial Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index rather than the price of a tradable asset.

Concentrated Single-Team Exposure Risk.  The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the New York Islanders) as measured by the New York Islanders Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s net asset value (“NAV”), heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including futures contracts that reference the New York Islanders Index, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in these instruments, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, as amended, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (the “CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the New York Islanders Index and, consequently, the prices of Financial Instruments. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the New York Islanders Index. Such persons could trade Financial Instruments or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Financial Instruments can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

Index Provider and Data Dependency Risk. The New York Islanders Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the New York Islanders Index, Financial Instruments may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the New York Islanders Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Financial Instruments could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the New York Islanders Index could change materially and the futures market may not immediately price in such changes. The New York Islanders Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

League Credibility and Sports Integrity Risk. The New York Islanders Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or referee manipulation, could materially affect the statistical data upon which the New York Islanders Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Financial Instruments. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Financial Instruments. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the New York Islanders Index and the Financial Instruments that reference it.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Financial Instruments depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004–2005. During any such period, no games would be played, the New York Islanders Index would not generate data, and trading in Financial Instruments could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, a shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption, or that the Fund will be able to recover any losses incurred as a result of such events.

Novel Market Risk. Financial Instruments, including swap agreements or futures contracts that reference the New York Islanders Index are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established markets, and pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Financial Instruments will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective. In such circumstances, the Fund’s performance may be adversely affected.

On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The value of the New York Islanders Index, and therefore the prices of Financial Instruments, are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 84 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the New York Islanders Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Seasonality and Offseason Risk. The New York Islanders Index resets to a standardized base value 32 calendar days after the last game of the Stanley Cup. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the New York Islanders Index moves in real-time based on officially reported game statistics, and the prices of Financial Instruments are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the New York Islanders Index will not move because no games are being played, and the Fund’s exposure to Financial Instruments will behave differently than during the playing season. The Fund anticipates maintaining exposure to Financial Instruments during the offseason. Although the New York Islanders Index will be static during this period, the prices of Financial Instruments may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the New York Islanders Index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Financial Instruments will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Financial Instruments is derived from the statistical performance of a single professional sports team as measured by the New York Islanders Index. Successfully investing in Financial Instruments requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The New York Islanders Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Financial Instruments at the time the Fund obtains exposure.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole-including the Subsidiary-will provide investors with 1940 Act protections.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Financial Instruments may have limited or no trading activity. Because the New York Islanders Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Fund Shares or when Financial Instruments are not actively trading. As a result, the opening price of Fund Shares and the prices of Financial Instruments on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Fund Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. The Fund will utilize swap agreements to derive exposure to the New York Islanders Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, the Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the New York Islanders Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If the Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the New York Islanders Index. Because the market for swaps referencing the New York Islanders Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent the Fund from providing its desired level of exposure to the New York Islanders Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to New York Islanders Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by the Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce the Fund’s returns and may cause the Fund to underperform the performance of the New York Islanders Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on the Fund’s returns.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CONCENTRATION RISK. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in Financial Instruments that provide exposure to the New York Islanders Index.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

COMMODITY REGULATORY RISK. The Fund’s use of the Financial Instruments subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self‑regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.  This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE SHAREHOLDER RISK. Certain shareholders, including affiliated funds advised by the Adviser, may from time to time own a significant portion of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser (“Affiliate”), an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period solely to facilitate the commencement of the Fund or to help the Fund achieve a specified size or scale. There can be no assurance that any large shareholder will not redeem its investment, that the size of the Fund will be maintained at such levels, or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent that a significant percentage of the Fund’s shares are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Adviser or an Affiliate has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser  or an Affiliate. This may adversely affect the Fund’s performance if the Adviser is forced to sell portfolio securities or invest cash when it would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would, particularly if the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests.  In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified company”, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Special Tax Risks. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

The federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s swap strategy.  In general, income from swaps is recognized periodically over the term of the swaps.  Some swaps with substantial non-periodic payments are deemed to have an embedded loan.  In such a case, the Fund may recognize income without receiving cash.  The Fund would still be required to make sufficient distributions to maintain its RIC status, which may require selling assets or borrowing funds.  Other swaps are structured so that there are no periodic payments.  Such swaps may more properly be treated as a variation of a forward contract – although the IRS has issued proposed regulations that would treat them under the general swap regulations.  Forward contracts are generally treated as open contracts.  If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code.  Income from the swaps will be ordinary income, and disposition of such swaps may result in short-term capital gains or losses.  The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test alternatively as if the counter party were the issuer of the swaps and the issuer of the referenced security is the issuer of the swaps.  If the income is not qualifying income or the issuer of the swap contract is not appropriately the counterparty, the Fund could lose its own status as a RIC.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/[___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since the Fund’s inception in [____]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/[___].

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Roundhill New York Rangers® ETF

Investment Objectives

The Roundhill New York Rangers ETF (the “Fund” or “[___]”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.[__]%

(1)  The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)  “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in Financial Instruments (defined below) that provide exposure to the CME FSPI NHL New York Rangers Index (the “New York Rangers Index”). For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value. The New York Rangers Index is administered and calculated by FutureSports (the “Index Provider”).

The New York Rangers Index

The New York Rangers Index is designed to measure the cumulative team performance of the New York Rangers over the course of each season through the systemic aggregation of officially reported performance statistics. The New York Rangers Index is a benchmark reference value and does not represent ownership of, or direct entitlement to, any team, league, sporting event, security, commodity, or other asset.

The New York Rangers Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The New York Rangers Index is based on fifty-five statistical measures of performance (for purposes of the New York Rangers Index, the “Constituents”) in continuous, live statistical values that underpin the value of the New York Rangers Index which is calculated into a trackable and tradable number. The Constituents are structured across two principal categories: Statistical Constituents (encapsulating both positive and negative performance metrics based on specific outcomes realized by the team during a single game) and Milestone Constituents (encapsulating performance metrics based on specific threshold levels of statistical constituents or unique events performed by the team during either a single game or multiple games, including monthly and seasonal milestones). Each Constituent is assigned a fixed multiplier value, where positive multipliers contribute to an increase in the New York Rangers Index value and negative multipliers contribute to a decrease in the New York Rangers Index value. Multiplier values remain fixed between scheduled reviews, are not adjusted on a discretionary basis, and are not modified intra-season. The value of the New York Rangers Index during a season is calculated by applying a seasonal adjustment factor to the relevant multiplier value for each Constituent, specifically 1.0 for regular season games and 1.5 for postseason games, and adding the resulting values to the value of the New York Rangers Index. Monthly and seasonal Milestone Constituents are only available for regular season games.

The New York Rangers Index is based solely on these statistical factors, and the performance of other professional hockey teams in the National Hockey League® (the “NHL”), or events outside of on-ice performance by the New York Rangers, will not impact the value of the New York Rangers Index. The New York Rangers Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. The New York Rangers Index will return to the base level of 7,500 thirty-two calendar days after the last game of the Stanley Cup Final.

The New York Rangers

The New York Rangers are a professional ice hockey team based in New York, New York, competing in the Metropolitan Division of the NHL’s Eastern Conference. During the 2025–2026 season, the Rangers finished last in the Metropolitan Division, ranking 29th in standings points, 24th in goals for, 14th in goals against, and 18th in goal differential. The Rangers were founded in 1926 by boxing promoter Tex Rickard. The Rangers are currently owned by James L. Dolan through the Madison Square Garden Company, serving as Executive Chairman. The team has won four Stanley Cup championships, capturing titles in 1928, 1933, 1940, and 1994. Neither the Fund, the Trust, the Adviser, nor the Sub-Adviser is affiliated with the New York Rangers.

The Fund’s Investments

The Fund will obtain exposure to the New York Rangers Index either through one or more swap agreements or by investing in futures contracts that reference the New York Rangers Index that trade on an exchange registered with the CFTC (collectively, the “Financial Instruments”).

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to the New York Rangers Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may also purchase cash-settled futures contracts that reference the New York Rangers Index. In simplest terms, in a cash‑settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the New York Rangers Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer‑dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer‑dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of futures contracts referencing the New York

Rangers Index may differ from that of the New York Rangers Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund will also invest in cash, cash-like instruments or other high-quality securities that serve as collateral or margin, manage liquidity, pay Fund expenses or pending investment in other instruments.  These investments may include (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund expects to gain investment exposure to the New York Rangers Index through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Financial Instruments in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure, investment advisory contracts as it relates to advisory agreements with the Subsidiary, and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

Fund Attributes

The Fund is a “non-diversified company” under the 1940 Act. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Financial Instruments that provide exposure to the New York Rangers Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

INVESTMENT STRATEGY RISK. The Fund, through the Subsidiary, invests in Financial Instruments that provide exposure to the New York Rangers Index. The Fund does not invest directly in prediction markets, event contracts, or other instruments that provide exposure to individual sporting event or season-long outcomes, nor does it invest in instruments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Financial Instruments, which may not accurately reflect the level of the New York Rangers Index. Consequently, the Fund’s performance may differ from the performance of the New York Rangers Index. Transaction costs (including those associated with futures investing), position limits, the availability of counterparties, and other factors may affect the cost and pricing of Financial Instruments and decrease the correlation between the performance of Financial Instruments and the New York Rangers Index over short- or long-term periods. Moreover, because the New York Rangers Index is uninvestable, the Fund can only gain exposure through the Financial Instruments, and differences between the prices of those instruments and the levels of the New York Rangers Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the New York Rangers Index alone.

New York Rangers Index Investing Risk. The Fund is indirectly exposed to the risks of the New York Rangers Index through its investments in Financial Instruments. The Fund does not invest in the New York Rangers Index, which is an uninvestable index. The performance of the New York Rangers Index will be very different from a portfolio of Financial Instruments. The New York Rangers Index moves up or down based on the Constituents (which in turn are based on officially reported statistics from every game throughout the regular season and postseason). Poor statistical performance by the New York Rangers could have a significant negative impact on the level of the New York Rangers Index and therefore the value of the Fund. In addition, unlike instruments based on tradable reference assets, Financial Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index rather than the price of a tradable asset.

Concentrated Single-Team Exposure Risk.  The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the New York Rangers) as measured by the New York Rangers Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s net asset value (“NAV”), heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including futures contracts that reference the New York Rangers Index, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in these instruments, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, as amended, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (the “CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the New York Rangers Index and, consequently, the prices of Financial Instruments. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the New York Rangers Index. Such persons could trade Financial Instruments or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Financial Instruments can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

Index Provider and Data Dependency Risk. The New York Rangers Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the New York Rangers Index, Financial Instruments may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the New York Rangers Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Financial Instruments could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the New York Rangers Index could change materially and the futures market may not immediately price in such changes. The New York Rangers Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

League Credibility and Sports Integrity Risk. The New York Rangers Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or referee manipulation, could materially affect the statistical data upon which the New York Rangers Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Financial Instruments. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Financial Instruments. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the New York Rangers Index and the Financial Instruments that reference it.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Financial Instruments depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004–2005. During any such period, no games would be played, the New York Rangers Index would not generate data, and trading in Financial Instruments could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, a shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption, or that the Fund will be able to recover any losses incurred as a result of such events.

Novel Market Risk. Financial Instruments, including swap agreements or futures contracts that reference the New York Rangers Index are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established markets, and pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Financial Instruments will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective. In such circumstances, the Fund’s performance may be adversely affected.

On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The value of the New York Rangers Index, and therefore the prices of Financial Instruments, are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 84 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the New York Rangers Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Seasonality and Offseason Risk. The New York Rangers Index resets to a standardized base value 32 calendar days after the last game of the Stanley Cup. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the New York Rangers Index moves in real-time based on officially reported game statistics, and the prices of Financial Instruments are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the New York Rangers Index will not move because no games are being played, and the Fund’s exposure to Financial Instruments will behave differently than during the playing season. The Fund anticipates maintaining exposure to Financial Instruments during the offseason. Although the New York Rangers Index will be static during this period, the prices of Financial Instruments may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the New York Rangers Index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Financial Instruments will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Financial Instruments is derived from the statistical performance of a single professional sports team as measured by the New York Rangers Index. Successfully investing in Financial Instruments requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The New York Rangers Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Financial Instruments at the time the Fund obtains exposure.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole-including the Subsidiary-will provide investors with 1940 Act protections.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Financial Instruments may have limited or no trading activity. Because the New York Rangers Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Fund Shares or when Financial Instruments are not actively trading. As a result, the opening price of Fund Shares and the prices of Financial Instruments on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Fund Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. The Fund will utilize swap agreements to derive exposure to the New York Rangers Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, the Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the New York Rangers Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If the Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the New York Rangers Index. Because the market for swaps referencing the New York Rangers Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent the Fund from providing its desired level of exposure to the New York Rangers Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to New York Rangers Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by the Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce the Fund’s returns and may cause the Fund to underperform the performance of the New York Rangers Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on the Fund’s returns.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CONCENTRATION RISK. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in Financial Instruments that provide exposure to the New York Rangers Index.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

COMMODITY REGULATORY RISK. The Fund’s use of the Financial Instruments subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self‑regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.  This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE SHAREHOLDER RISK. Certain shareholders, including affiliated funds advised by the Adviser, may from time to time own a significant portion of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser (“Affiliate”), an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period solely to facilitate the commencement of the Fund or to help the Fund achieve a specified size or scale. There can be no assurance that any large shareholder will not redeem its investment, that the size of the Fund will be maintained at such levels, or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent that a significant percentage of the Fund’s shares are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Adviser or an Affiliate has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser  or an Affiliate. This may adversely affect the Fund’s performance if the Adviser is forced to sell portfolio securities or invest cash when it would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would, particularly if the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests.  In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified company”, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Special Tax Risks. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

The federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s swap strategy.  In general, income from swaps is recognized periodically over the term of the swaps.  Some swaps with substantial non-periodic payments are deemed to have an embedded loan.  In such a case, the Fund may recognize income without receiving cash.  The Fund would still be required to make sufficient distributions to maintain its RIC status, which may require selling assets or borrowing funds.  Other swaps are structured so that there are no periodic payments.  Such swaps may more properly be treated as a variation of a forward contract – although the IRS has issued proposed regulations that would treat them under the general swap regulations.  Forward contracts are generally treated as open contracts.  If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code.  Income from the swaps will be ordinary income, and disposition of such swaps may result in short-term capital gains or losses.  The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test alternatively as if the counter party were the issuer of the swaps and the issuer of the referenced security is the issuer of the swaps.  If the income is not qualifying income or the issuer of the swap contract is not appropriately the counterparty, the Fund could lose its own status as a RIC.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/[___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since the Fund’s inception in [____]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/[___].

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Roundhill Ottawa Senators® ETF

Investment Objectives

The Roundhill Ottawa Senators ETF (the “Fund” or “[___]”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.[__]%

(1)  The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)  “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in Financial Instruments (defined below) that provide exposure to the CME FSPI NHL Ottawa Senators Index (the “Ottawa Senators Index”). For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value. The Ottawa Senators Index is administered and calculated by FutureSports (the “Index Provider”).

The Ottawa Senators Index

The Ottawa Senators Index is designed to measure the cumulative team performance of the Ottawa Senators over the course of each season through the systemic aggregation of officially reported performance statistics. The Ottawa Senators Index is a benchmark reference value and does not represent ownership of, or direct entitlement to, any team, league, sporting event, security, commodity, or other asset.

The Ottawa Senators Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Ottawa Senators Index is based on fifty-five statistical measures of performance (for purposes of the Ottawa Senators Index, the “Constituents”) in continuous, live statistical values that underpin the value of the Ottawa Senators Index which is calculated into a trackable and tradable number. The Constituents are structured across two principal categories: Statistical Constituents (encapsulating both positive and negative performance metrics based on specific outcomes realized by the team during a single game) and Milestone Constituents (encapsulating performance metrics based on specific threshold levels of statistical constituents or unique events performed by the team during either a single game or multiple games, including monthly and seasonal milestones). Each Constituent is assigned a fixed multiplier value, where positive multipliers contribute to an increase in the Ottawa Senators Index value and negative multipliers contribute to a decrease in the Ottawa Senators Index value. Multiplier values remain fixed between scheduled reviews, are not adjusted on a discretionary basis, and are not modified intra-season. The value of the Ottawa Senators Index during a season is calculated by applying a seasonal adjustment factor to the relevant multiplier value for each Constituent, specifically 1.0 for regular season games and 1.5 for postseason games, and adding the resulting values to the value of the Ottawa Senators Index. Monthly and seasonal Milestone Constituents are only available for regular season games.

The Ottawa Senators Index is based solely on these statistical factors, and the performance of other professional hockey teams in the National Hockey League® (the “NHL”), or events outside of on-ice performance by the Ottawa Senators, will not impact the value of the Ottawa Senators Index. The Ottawa Senators Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. The Ottawa Senators Index will return to the base level of 7,500 thirty-two calendar days after the last game of the Stanley Cup Final.

The Ottawa Senators

The Ottawa Senators are a professional ice hockey team based in Ottawa, Ontario, competing in the Atlantic Division of the NHL’s Eastern Conference. During the 2025–2026 season, the Senators finished fifth in the Atlantic Division, ranking 9th in standings points, 9th in goals for, 11th in goals against, and 8th in goal differential. The Senators were founded in 1992 by real estate developer Bruce Firestone. The Senators are currently owned by Michael Andlauer, serving as Owner and Governor since 2023. The team has never won a Stanley Cup championship in the modern era. Neither the Fund, the Trust, the Adviser, nor the Sub-Adviser is affiliated with the Ottawa Senators.

The Fund’s Investments

The Fund will obtain exposure to the Ottawa Senators Index either through one or more swap agreements or by investing in futures contracts that reference the Ottawa Senators Index that trade on an exchange registered with the CFTC (collectively, the “Financial Instruments”).

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to the Ottawa Senators Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may also purchase cash-settled futures contracts that reference the Ottawa Senators Index. In simplest terms, in a cash‑settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Ottawa Senators Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer‑dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer‑dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of futures contracts referencing the Ottawa Senators Index may differ from that of the Ottawa Senators Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund will also invest in cash, cash-like instruments or other high-quality securities that serve as collateral or margin, manage liquidity, pay Fund expenses or pending investment in other instruments.  These investments may include (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund expects to gain investment exposure to the Ottawa Senators Index through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Financial Instruments in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure, investment advisory contracts as it relates to advisory agreements with the Subsidiary, and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

Fund Attributes

The Fund is a “non-diversified company” under the 1940 Act. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Financial Instruments that provide exposure to the Ottawa Senators Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

INVESTMENT STRATEGY RISK. The Fund, through the Subsidiary, invests in Financial Instruments that provide exposure to the Ottawa Senators Index. The Fund does not invest directly in prediction markets, event contracts, or other instruments that provide exposure to individual sporting event or season-long outcomes, nor does it invest in instruments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Financial Instruments, which may not accurately reflect the level of the Ottawa Senators Index. Consequently, the Fund’s performance may differ from the performance of the Ottawa Senators

Index. Transaction costs (including those associated with futures investing), position limits, the availability of counterparties, and other factors may affect the cost and pricing of Financial Instruments and decrease the correlation between the performance of Financial Instruments and the Ottawa Senators Index over short- or long-term periods. Moreover, because the Ottawa Senators Index is uninvestable, the Fund can only gain exposure through the Financial Instruments, and differences between the prices of those instruments and the levels of the Ottawa Senators Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Ottawa Senators Index alone.

Ottawa Senators Index Investing Risk. The Fund is indirectly exposed to the risks of the Ottawa Senators Index through its investments in Financial Instruments. The Fund does not invest in the Ottawa Senators Index, which is an uninvestable index. The performance of the Ottawa Senators Index will be very different from a portfolio of Financial Instruments. The Ottawa Senators Index moves up or down based on the Constituents (which in turn are based on officially reported statistics from every game throughout the regular season and postseason). Poor statistical performance by the Ottawa Senators could have a significant negative impact on the level of the Ottawa Senators Index and therefore the value of the Fund. In addition, unlike instruments based on tradable reference assets, Financial Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index rather than the price of a tradable asset.

Concentrated Single-Team Exposure Risk.  The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Ottawa Senators) as measured by the Ottawa Senators Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s net asset value (“NAV”), heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including futures contracts that reference the Ottawa Senators Index, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in these instruments, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, as amended, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (the “CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Ottawa Senators Index and, consequently, the prices of Financial Instruments. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Ottawa Senators Index. Such persons could trade Financial Instruments or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Financial Instruments can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

Index Provider and Data Dependency Risk. The Ottawa Senators Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Ottawa Senators Index, Financial Instruments may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Ottawa Senators Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Financial Instruments could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Ottawa Senators Index could change materially and the futures market may not immediately price in such changes. The Ottawa Senators Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

League Credibility and Sports Integrity Risk. The Ottawa Senators Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or referee manipulation, could materially affect the statistical data upon which the Ottawa Senators Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Financial Instruments. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Financial Instruments. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Ottawa Senators Index and the Financial Instruments that reference it.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Financial Instruments depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004–2005. During any such period, no games would be played, the Ottawa Senators Index would not generate data, and trading in Financial Instruments could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, a shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption, or that the Fund will be able to recover any losses incurred as a result of such events.

Novel Market Risk. Financial Instruments, including swap agreements or futures contracts that reference the Ottawa Senators Index are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established markets, and pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Financial Instruments will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective. In such circumstances, the Fund’s performance may be adversely affected.

On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The value of the Ottawa Senators Index, and therefore the prices of Financial Instruments, are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 84 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Ottawa Senators Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Seasonality and Offseason Risk. The Ottawa Senators Index resets to a standardized base value 32 calendar days after the last game of the Stanley Cup. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Ottawa Senators Index moves in real-time based on officially reported game statistics, and the prices of Financial Instruments are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Ottawa Senators Index will not move because no games are being played, and the Fund’s exposure to Financial Instruments will behave differently than during the playing season. The Fund anticipates maintaining exposure to Financial Instruments during the offseason. Although the Ottawa Senators Index will be static during this period, the prices of Financial Instruments may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the Ottawa Senators Index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Financial Instruments will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Financial Instruments is derived from the statistical performance of a single professional sports team as measured by the Ottawa Senators Index. Successfully investing in Financial Instruments requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Ottawa Senators Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Financial Instruments at the time the Fund obtains exposure.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole-including the Subsidiary-will provide investors with 1940 Act protections.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Financial Instruments may have limited or no trading activity. Because the Ottawa Senators Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Fund Shares or when Financial Instruments are not actively trading. As a result, the opening price of Fund Shares and the prices of Financial Instruments on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Fund Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. The Fund will utilize swap agreements to derive exposure to the Ottawa Senators Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, the Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the Ottawa Senators Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If the Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the Ottawa Senators Index. Because the market for swaps referencing the Ottawa Senators Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent the Fund from providing its desired level of exposure to the Ottawa Senators Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to Ottawa Senators Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by the Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce the Fund’s returns and may cause the Fund to underperform the performance of the Ottawa Senators Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on the Fund’s returns.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CONCENTRATION RISK. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in Financial Instruments that provide exposure to the Ottawa Senators Index.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

COMMODITY REGULATORY RISK. The Fund’s use of the Financial Instruments subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self‑regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.  This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE SHAREHOLDER RISK. Certain shareholders, including affiliated funds advised by the Adviser, may from time to time own a significant portion of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser (“Affiliate”), an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period solely to facilitate the commencement of the Fund or to help the Fund achieve a specified size or scale. There can be no assurance that any large shareholder will not redeem its investment, that the size of the Fund will be maintained at such levels, or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent that a significant percentage of the Fund’s shares are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Adviser or an Affiliate has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser  or an Affiliate. This may adversely affect the Fund’s performance if the Adviser is forced to sell portfolio securities or invest cash when it would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would, particularly if the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests.  In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified company”, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Special Tax Risks. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

The federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s swap strategy.  In general, income from swaps is recognized periodically over the term of the swaps.  Some swaps with substantial non-periodic payments are deemed to have an embedded loan.  In such a case, the Fund may recognize income without receiving cash.  The Fund would still be required to make sufficient distributions to maintain its RIC status, which may require selling assets or borrowing funds.  Other swaps are structured so that there are no periodic payments.  Such swaps may more properly be treated as a variation of a forward contract – although the IRS has issued proposed regulations that would treat them under the general swap regulations.  Forward contracts are generally treated as open contracts.  If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code.  Income from the swaps will be ordinary income, and disposition of such swaps may result in short-term capital gains or losses.  The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test alternatively as if the counter party were the issuer of the swaps and the issuer of the referenced security is the issuer of the swaps.  If the income is not qualifying income or the issuer of the swap contract is not appropriately the counterparty, the Fund could lose its own status as a RIC.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/[___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since the Fund’s inception in [____]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/[___].

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Roundhill Philadelphia Flyers® ETF

Investment Objectives

The Roundhill Philadelphia Flyers ETF (the “Fund” or “[___]”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.[__]%

(1)  The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)  “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in Financial Instruments (defined below) that provide exposure to the CME FSPI NHL Philadelphia Flyers Index (the “Philadelphia Flyers Index”). For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value. The Philadelphia Flyers Index is administered and calculated by FutureSports (the “Index Provider”).

The Philadelphia Flyers Index

The Philadelphia Flyers Index is designed to measure the cumulative team performance of the Philadelphia Flyers over the course of each season through the systemic aggregation of officially reported performance statistics. The Philadelphia Flyers Index is a benchmark reference value and does not represent ownership of, or direct entitlement to, any team, league, sporting event, security, commodity, or other asset.

The Philadelphia Flyers Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Philadelphia Flyers Index is based on fifty-five statistical measures of performance (for purposes of the Philadelphia Flyers Index, the “Constituents”) in continuous, live statistical values that underpin the value of the Philadelphia Flyers Index which is calculated into a trackable and tradable number. The Constituents are structured across two principal categories: Statistical Constituents (encapsulating both positive and negative performance metrics based on specific outcomes realized by the team during a single game) and Milestone Constituents (encapsulating performance metrics based on specific threshold levels of statistical constituents or unique events performed by the team during either a single game or multiple games, including monthly and seasonal milestones). Each Constituent is assigned a fixed multiplier value, where positive multipliers contribute to an increase in the Philadelphia Flyers Index value and negative multipliers contribute to a decrease in the Philadelphia Flyers Index value. Multiplier values remain fixed between scheduled reviews, are not adjusted on a discretionary basis, and are not modified intra-season. The value of the Philadelphia Flyers Index during a season is calculated by applying a seasonal adjustment factor to the relevant multiplier value for each Constituent, specifically 1.0 for regular season games and 1.5 for postseason games, and adding the resulting values to the value of the Philadelphia Flyers Index. Monthly and seasonal Milestone Constituents are only available for regular season games.

The Philadelphia Flyers Index is based solely on these statistical factors, and the performance of other professional hockey teams in the National Hockey League® (the “NHL”), or events outside of on-ice performance by the Philadelphia Flyers, will not impact the value of the Philadelphia Flyers Index. The Philadelphia Flyers Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. The Philadelphia Flyers Index will return to the base level of 7,500 thirty-two calendar days after the last game of the Stanley Cup Final.

The Philadelphia Flyers

The Philadelphia Flyers are a professional ice hockey team based in Philadelphia, Pennsylvania, competing in the Metropolitan Division of the NHL’s Eastern Conference. During the 2025–2026 season, the Flyers finished third in the Metropolitan Division, ranking 10th in standings points, 20th in goals for, 9th in goals against, and 15th in goal differential. The Flyers were founded in 1967 by entrepreneur Ed Snider. The Flyers are currently owned by Comcast Spectacor, with Daniel J. Hilferty as Governor. The team has won two Stanley Cup championships, capturing titles in 1974 and 1975. Neither the Fund, the Trust, the Adviser, nor the Sub-Adviser is affiliated with the Philadelphia Flyers.

The Fund’s Investments

The Fund will obtain exposure to the Philadelphia Flyers Index either through one or more swap agreements or by investing in futures contracts that reference the Philadelphia Flyers Index that trade on an exchange registered with the CFTC (collectively, the “Financial Instruments”).

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to the Philadelphia Flyers Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may also purchase cash-settled futures contracts that reference the Philadelphia Flyers Index. In simplest terms, in a cash‑settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Philadelphia Flyers Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer‑dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer‑dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of futures contracts referencing the Philadelphia

Flyers Index may differ from that of the Philadelphia Flyers Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund will also invest in cash, cash-like instruments or other high-quality securities that serve as collateral or margin, manage liquidity, pay Fund expenses or pending investment in other instruments.  These investments may include (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund expects to gain investment exposure to the Philadelphia Flyers Index through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Financial Instruments in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure, investment advisory contracts as it relates to advisory agreements with the Subsidiary, and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

Fund Attributes

The Fund is a “non-diversified company” under the 1940 Act. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Financial Instruments that provide exposure to the Philadelphia Flyers Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

INVESTMENT STRATEGY RISK. The Fund, through the Subsidiary, invests in Financial Instruments that provide exposure to the Philadelphia Flyers Index. The Fund does not invest directly in prediction markets, event contracts, or other instruments that provide exposure to individual sporting event or season-long outcomes, nor does it invest in instruments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Financial Instruments, which may not accurately reflect the level of the Philadelphia Flyers Index. Consequently, the Fund’s performance may differ from the performance of the Philadelphia Flyers Index. Transaction costs (including those associated with futures investing), position limits, the availability of counterparties, and other factors may affect the cost and pricing of Financial Instruments and decrease the correlation between the performance of Financial Instruments and the Philadelphia Flyers Index over short- or long-term periods. Moreover, because the Philadelphia Flyers Index is uninvestable, the Fund can only gain exposure through the Financial Instruments, and differences between the prices of those instruments and the levels of the Philadelphia Flyers Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Philadelphia Flyers Index alone.

Philadelphia Flyers Index Investing Risk. The Fund is indirectly exposed to the risks of the Philadelphia Flyers Index through its investments in Financial Instruments. The Fund does not invest in the Philadelphia Flyers Index, which is an uninvestable index. The performance of the Philadelphia Flyers Index will be very different from a portfolio of Financial Instruments. The Philadelphia Flyers Index moves up or down based on the Constituents (which in turn are based on officially reported statistics from every game throughout the regular season and postseason). Poor statistical performance by the Philadelphia Flyers could have a significant negative impact on the level of the Philadelphia Flyers Index and therefore the value of the Fund. In addition, unlike instruments based on tradable reference assets, Financial Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index rather than the price of a tradable asset.

Concentrated Single-Team Exposure Risk.  The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Philadelphia Flyers) as measured by the Philadelphia Flyers Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s net asset value (“NAV”), heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including futures contracts that reference the Philadelphia Flyers Index, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in these instruments, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, as amended, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (the “CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Philadelphia Flyers Index and, consequently, the prices of Financial Instruments. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Philadelphia Flyers Index. Such persons could trade Financial Instruments or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Financial Instruments can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

Index Provider and Data Dependency Risk. The Philadelphia Flyers Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Philadelphia Flyers Index, Financial Instruments may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Philadelphia Flyers Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Financial Instruments could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Philadelphia Flyers Index could change materially and the futures market may not immediately price in such changes. The Philadelphia Flyers Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

League Credibility and Sports Integrity Risk. The Philadelphia Flyers Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or referee manipulation, could materially affect the statistical data upon which the Philadelphia Flyers Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Financial Instruments. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Financial Instruments. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Philadelphia Flyers Index and the Financial Instruments that reference it.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Financial Instruments depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004–2005. During any such period, no games would be played, the Philadelphia Flyers Index would not generate data, and trading in Financial Instruments could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, a shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption, or that the Fund will be able to recover any losses incurred as a result of such events.

Novel Market Risk. Financial Instruments, including swap agreements or futures contracts that reference the Philadelphia Flyers Index are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established markets, and pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Financial Instruments will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective. In such circumstances, the Fund’s performance may be adversely affected.

On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The value of the Philadelphia Flyers Index, and therefore the prices of Financial Instruments, are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 84 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Philadelphia Flyers Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Seasonality and Offseason Risk. The Philadelphia Flyers Index resets to a standardized base value 32 calendar days after the last game of the Stanley Cup. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Philadelphia Flyers Index moves in real-time based on officially reported game statistics, and the prices of Financial Instruments are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Philadelphia Flyers Index will not move because no games are being played, and the Fund’s exposure to Financial Instruments will behave differently than during the playing season. The Fund anticipates maintaining exposure to Financial Instruments during the offseason. Although the Philadelphia Flyers Index will be static during this period, the prices of Financial Instruments may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the Philadelphia Flyers Index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Financial Instruments will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Financial Instruments is derived from the statistical performance of a single professional sports team as measured by the Philadelphia Flyers Index. Successfully investing in Financial Instruments requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Philadelphia Flyers Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Financial Instruments at the time the Fund obtains exposure.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole-including the Subsidiary-will provide investors with 1940 Act protections.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Financial Instruments may have limited or no trading activity. Because the Philadelphia Flyers Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Fund Shares or when Financial Instruments are not actively trading. As a result, the opening price of Fund Shares and the prices of Financial Instruments on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Fund Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. The Fund will utilize swap agreements to derive exposure to the Philadelphia Flyers Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, the Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the Philadelphia Flyers Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If the Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the Philadelphia Flyers Index. Because the market for swaps referencing the Philadelphia Flyers Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent the Fund from providing its desired level of exposure to the Philadelphia Flyers Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to Philadelphia Flyers Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by the Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce the Fund’s returns and may cause the Fund to underperform the performance of the Philadelphia Flyers Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on the Fund’s returns.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CONCENTRATION RISK. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in Financial Instruments that provide exposure to the Philadelphia Flyers Index.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

COMMODITY REGULATORY RISK. The Fund’s use of the Financial Instruments subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self‑regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.  This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE SHAREHOLDER RISK. Certain shareholders, including affiliated funds advised by the Adviser, may from time to time own a significant portion of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser (“Affiliate”), an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period solely to facilitate the commencement of the Fund or to help the Fund achieve a specified size or scale. There can be no assurance that any large shareholder will not redeem its investment, that the size of the Fund will be maintained at such levels, or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent that a significant percentage of the Fund’s shares are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Adviser or an Affiliate has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser  or an Affiliate. This may adversely affect the Fund’s performance if the Adviser is forced to sell portfolio securities or invest cash when it would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would, particularly if the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests.  In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified company”, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Special Tax Risks. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

The federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s swap strategy.  In general, income from swaps is recognized periodically over the term of the swaps.  Some swaps with substantial non-periodic payments are deemed to have an embedded loan.  In such a case, the Fund may recognize income without receiving cash.  The Fund would still be required to make sufficient distributions to maintain its RIC status, which may require selling assets or borrowing funds.  Other swaps are structured so that there are no periodic payments.  Such swaps may more properly be treated as a variation of a forward contract – although the IRS has issued proposed regulations that would treat them under the general swap regulations.  Forward contracts are generally treated as open contracts.  If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code.  Income from the swaps will be ordinary income, and disposition of such swaps may result in short-term capital gains or losses.  The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test alternatively as if the counter party were the issuer of the swaps and the issuer of the referenced security is the issuer of the swaps.  If the income is not qualifying income or the issuer of the swap contract is not appropriately the counterparty, the Fund could lose its own status as a RIC.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/[___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since the Fund’s inception in [____]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/[___].

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Roundhill Pittsburgh Penguins® ETF

Investment Objectives

The Roundhill Pittsburgh Penguins ETF (the “Fund” or “[___]”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.[__]%

(1)  The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)  “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in Financial Instruments (defined below) that provide exposure to the CME FSPI NHL Pittsburgh Penguins Index (the “Pittsburgh Penguins Index”). For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value. The Pittsburgh Penguins Index is administered and calculated by FutureSports (the “Index Provider”).

The Pittsburgh Penguins Index

The Pittsburgh Penguins Index is designed to measure the cumulative team performance of the Pittsburgh Penguins over the course of each season through the systemic aggregation of officially reported performance statistics. The Pittsburgh Penguins Index is a benchmark reference value and does not represent ownership of, or direct entitlement to, any team, league, sporting event, security, commodity, or other asset.

The Pittsburgh Penguins Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Pittsburgh Penguins Index is based on fifty-five statistical measures of performance (for purposes of the Pittsburgh Penguins Index, the “Constituents”) in continuous, live statistical values that underpin the value of the Pittsburgh Penguins Index which is calculated into a trackable and tradable number. The Constituents are structured across two principal categories: Statistical Constituents (encapsulating both positive and negative performance metrics based on specific outcomes realized by the team during a single game) and Milestone Constituents (encapsulating performance metrics based on specific threshold levels of statistical constituents or unique events performed by the team during either a single game or multiple games, including monthly and seasonal milestones). Each Constituent is assigned a fixed multiplier value, where positive multipliers contribute to an increase in the Pittsburgh Penguins Index value and negative multipliers contribute to a decrease in the Pittsburgh Penguins Index value. Multiplier values remain fixed between scheduled reviews, are not adjusted on a discretionary basis, and are not modified intra-season. The value of the Pittsburgh Penguins Index during a season is calculated by applying a seasonal adjustment factor to the relevant multiplier value for each Constituent, specifically 1.0 for regular season games and 1.5 for postseason games, and adding the resulting values to the value of the Pittsburgh Penguins Index. Monthly and seasonal Milestone Constituents are only available for regular season games.

The Pittsburgh Penguins Index is based solely on these statistical factors, and the performance of other professional hockey teams in the National Hockey League® (the “NHL”), or events outside of on-ice performance by the Pittsburgh Penguins, will not impact the value of the Pittsburgh Penguins Index. The Pittsburgh Penguins Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. The Pittsburgh Penguins Index will return to the base level of 7,500 thirty-two calendar days after the last game of the Stanley Cup Final.

The Pittsburgh Penguins

The Pittsburgh Penguins are a professional ice hockey team based in Pittsburgh, Pennsylvania, competing in the Metropolitan Division of the NHL’s Eastern Conference. During the 2025–2026 season, the Penguins finished second in the Metropolitan Division, ranking 10th in standings points, 3rd in goals for, 24th in goals against, and 7th in goal differential. The Penguins were founded in 1967 as part of the NHL’s first expansion. The Penguins are currently owned by the Hoffmann Family of Companies, with Geoff Hoffmann serving as Governor since 2026. The team has won five Stanley Cup championships, capturing titles in 1991, 1992, 2009, 2016, and 2017. Neither the Fund, the Trust, the Adviser, nor the Sub-Adviser is affiliated with the Pittsburgh Penguins.

The Fund’s Investments

The Fund will obtain exposure to the Pittsburgh Penguins Index either through one or more swap agreements or by investing in futures contracts that reference the Pittsburgh Penguins Index that trade on an exchange registered with the CFTC (collectively, the “Financial Instruments”).

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to the Pittsburgh Penguins Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may also purchase cash-settled futures contracts that reference the Pittsburgh Penguins Index. In simplest terms, in a cash‑settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Pittsburgh Penguins Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer‑dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer‑dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of futures contracts referencing the Pittsburgh

Penguins Index may differ from that of the Pittsburgh Penguins Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund will also invest in cash, cash-like instruments or other high-quality securities that serve as collateral or margin, manage liquidity, pay Fund expenses or pending investment in other instruments.  These investments may include (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund expects to gain investment exposure to the Pittsburgh Penguins Index through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Financial Instruments in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure, investment advisory contracts as it relates to advisory agreements with the Subsidiary, and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

Fund Attributes

The Fund is a “non-diversified company” under the 1940 Act. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Financial Instruments that provide exposure to the Pittsburgh Penguins Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

INVESTMENT STRATEGY RISK. The Fund, through the Subsidiary, invests in Financial Instruments that provide exposure to the Pittsburgh Penguins Index. The Fund does not invest directly in prediction markets, event contracts, or other instruments that provide exposure to individual sporting event or season-long outcomes, nor does it invest in instruments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Financial Instruments, which may not accurately reflect the level of the Pittsburgh Penguins Index. Consequently, the Fund’s performance may differ from the performance of the Pittsburgh Penguins Index. Transaction costs (including those associated with futures investing), position limits, the availability of counterparties, and other factors may affect the cost and pricing of Financial Instruments and decrease the correlation between the performance of Financial Instruments and the Pittsburgh Penguins Index over short- or long-term periods. Moreover, because the Pittsburgh Penguins Index is uninvestable, the Fund can only gain exposure through the Financial Instruments, and differences between the prices of those instruments and the levels of the Pittsburgh Penguins Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Pittsburgh Penguins Index alone.

Pittsburgh Penguins Index Investing Risk. The Fund is indirectly exposed to the risks of the Pittsburgh Penguins Index through its investments in Financial Instruments. The Fund does not invest in the Pittsburgh Penguins Index, which is an uninvestable index. The performance of the Pittsburgh Penguins Index will be very different from a portfolio of Financial Instruments. The Pittsburgh Penguins Index moves up or down based on the Constituents (which in turn are based on officially reported statistics from every game throughout the regular season and postseason). Poor statistical performance by the Pittsburgh Penguins could have a significant negative impact on the level of the Pittsburgh Penguins Index and therefore the value of the Fund. In addition, unlike instruments based on tradable reference assets, Financial Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index rather than the price of a tradable asset.

Concentrated Single-Team Exposure Risk.  The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Pittsburgh Penguins) as measured by the Pittsburgh Penguins Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s net asset value (“NAV”), heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including futures contracts that reference the Pittsburgh Penguins Index, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in these instruments, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, as amended, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (the “CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Pittsburgh Penguins Index and, consequently, the prices of Financial Instruments. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Pittsburgh Penguins Index. Such persons could trade Financial Instruments or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Financial Instruments can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

Index Provider and Data Dependency Risk. The Pittsburgh Penguins Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Pittsburgh Penguins Index, Financial Instruments may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Pittsburgh Penguins Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Financial Instruments could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Pittsburgh Penguins Index could change materially and the futures market may not immediately price in such changes. The Pittsburgh Penguins Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

League Credibility and Sports Integrity Risk. The Pittsburgh Penguins Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or referee manipulation, could materially affect the statistical data upon which the Pittsburgh Penguins Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Financial Instruments. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Financial Instruments. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Pittsburgh Penguins Index and the Financial Instruments that reference it.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Financial Instruments depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004–2005. During any such period, no games would be played, the Pittsburgh Penguins Index would not generate data, and trading in Financial Instruments could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, a shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption, or that the Fund will be able to recover any losses incurred as a result of such events.

Novel Market Risk. Financial Instruments, including swap agreements or futures contracts that reference the Pittsburgh Penguins Index are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established markets, and pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Financial Instruments will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective. In such circumstances, the Fund’s performance may be adversely affected.

On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The value of the Pittsburgh Penguins Index, and therefore the prices of Financial Instruments, are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 84 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Pittsburgh Penguins Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Seasonality and Offseason Risk. The Pittsburgh Penguins Index resets to a standardized base value 32 calendar days after the last game of the Stanley Cup. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Pittsburgh Penguins Index moves in real-time based on officially reported game statistics, and the prices of Financial Instruments are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Pittsburgh Penguins Index will not move because no games are being played, and the Fund’s exposure to Financial Instruments will behave differently than during the playing season. The Fund anticipates maintaining exposure to Financial Instruments during the offseason. Although the Pittsburgh Penguins Index will be static during this period, the prices of Financial Instruments may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the Pittsburgh Penguins Index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Financial Instruments will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Financial Instruments is derived from the statistical performance of a single professional sports team as measured by the Pittsburgh Penguins Index. Successfully investing in Financial Instruments requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Pittsburgh Penguins Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Financial Instruments at the time the Fund obtains exposure.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole-including the Subsidiary-will provide investors with 1940 Act protections.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Financial Instruments may have limited or no trading activity. Because the Pittsburgh Penguins Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Fund Shares or when Financial Instruments are not actively trading. As a result, the opening price of Fund Shares and the prices of Financial Instruments on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Fund Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. The Fund will utilize swap agreements to derive exposure to the Pittsburgh Penguins Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, the Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the Pittsburgh Penguins Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If the Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the Pittsburgh Penguins Index. Because the market for swaps referencing the Pittsburgh Penguins Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent the Fund from providing its desired level of exposure to the Pittsburgh Penguins Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to Pittsburgh Penguins Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by the Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce the Fund’s returns and may cause the Fund to underperform the performance of the Pittsburgh Penguins Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on the Fund’s returns.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CONCENTRATION RISK. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in Financial Instruments that provide exposure to the Pittsburg Penguins Index.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

COMMODITY REGULATORY RISK. The Fund’s use of the Financial Instruments subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self‑regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.  This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE SHAREHOLDER RISK. Certain shareholders, including affiliated funds advised by the Adviser, may from time to time own a significant portion of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser (“Affiliate”), an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period solely to facilitate the commencement of the Fund or to help the Fund achieve a specified size or scale. There can be no assurance that any large shareholder will not redeem its investment, that the size of the Fund will be maintained at such levels, or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent that a significant percentage of the Fund’s shares are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Adviser or an Affiliate has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser  or an Affiliate. This may adversely affect the Fund’s performance if the Adviser is forced to sell portfolio securities or invest cash when it would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would, particularly if the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests.  In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified company”, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Special Tax Risks. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

The federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s swap strategy.  In general, income from swaps is recognized periodically over the term of the swaps.  Some swaps with substantial non-periodic payments are deemed to have an embedded loan.  In such a case, the Fund may recognize income without receiving cash.  The Fund would still be required to make sufficient distributions to maintain its RIC status, which may require selling assets or borrowing funds.  Other swaps are structured so that there are no periodic payments.  Such swaps may more properly be treated as a variation of a forward contract – although the IRS has issued proposed regulations that would treat them under the general swap regulations.  Forward contracts are generally treated as open contracts.  If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code.  Income from the swaps will be ordinary income, and disposition of such swaps may result in short-term capital gains or losses.  The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test alternatively as if the counter party were the issuer of the swaps and the issuer of the referenced security is the issuer of the swaps.  If the income is not qualifying income or the issuer of the swap contract is not appropriately the counterparty, the Fund could lose its own status as a RIC.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/[___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since the Fund’s inception in [____]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/[___].

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Roundhill San Jose Sharks® ETF

Investment Objectives

The Roundhill San Jose Sharks ETF (the “Fund” or “[___]”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.[__]%

(1)  The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)  “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in Financial Instruments (defined below) that provide exposure to the CME FSPI NHL San Jose Sharks Index (the “San Jose Sharks Index”). For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value. The San Jose Sharks Index is administered and calculated by FutureSports (the “Index Provider”).

The San Jose Sharks Index

The San Jose Sharks Index is designed to measure the cumulative team performance of the San Jose Sharks over the course of each season through the systemic aggregation of officially reported performance statistics. The San Jose Sharks Index is a benchmark reference value and does not represent ownership of, or direct entitlement to, any team, league, sporting event, security, commodity, or other asset.

The San Jose Sharks Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The San Jose Sharks Index is based on fifty-five statistical measures of performance (for purposes of the San Jose Sharks Index, the “Constituents”) in continuous, live statistical values that underpin the value of the San Jose Sharks Index which is calculated into a trackable and tradable number. The Constituents are structured across two principal categories: Statistical Constituents (encapsulating both positive and negative performance metrics based on specific outcomes realized by the team during a single game) and Milestone Constituents (encapsulating performance metrics based on specific threshold levels of statistical constituents or unique events performed by the team during either a single game or multiple games, including monthly and seasonal milestones). Each Constituent is assigned a fixed multiplier value, where positive multipliers contribute to an increase in the San Jose Sharks Index value and negative multipliers contribute to a decrease in the San Jose Sharks Index value. Multiplier values remain fixed between scheduled reviews, are not adjusted on a discretionary basis, and are not modified intra-season. The value of the San Jose Sharks Index during a season is calculated by applying a seasonal adjustment factor to the relevant multiplier value for each Constituent, specifically 1.0 for regular season games and 1.5 for postseason games, and adding the resulting values to the value of the San Jose Sharks Index. Monthly and seasonal Milestone Constituents are only available for regular season games.

The San Jose Sharks Index is based solely on these statistical factors, and the performance of other professional hockey teams in the National Hockey League® (the “NHL”), or events outside of on-ice performance by the San Jose Sharks, will not impact the value of the San Jose Sharks Index. The San Jose Sharks Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. The San Jose Sharks Index will return to the base level of 7,500 thirty-two calendar days after the last game of the Stanley Cup Final.

The San Jose Sharks

The San Jose Sharks are a professional ice hockey team based in San Jose, California, competing in the Pacific Division of the NHL’s Western Conference. During the 2025–2026 season, the Sharks finished fifth in the Pacific Division, ranking 22nd in standings points, 18th in goals for, 30th in goals against, and 28th in goal differential. The Sharks were founded in 1991 by George and Gordon Gund. The Sharks are currently owned by Hasso Plattner. The team has never won a Stanley Cup championship. Neither the Fund, the Trust, the Adviser, nor the Sub-Adviser is affiliated with the San Jose Sharks.

The Fund’s Investments

The Fund will obtain exposure to the San Jose Sharks Index either through one or more swap agreements or by investing in futures contracts that reference the San Jose Sharks Index that trade on an exchange registered with the CFTC (collectively, the “Financial Instruments”).

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to the San Jose Sharks Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may also purchase cash-settled futures contracts that reference the San Jose Sharks Index. In simplest terms, in a cash‑settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the San Jose Sharks Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer‑dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer‑dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of futures contracts referencing the San Jose Sharks Index may differ from that of the San Jose Sharks Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund will also invest in cash, cash-like instruments or other high-quality securities that serve as collateral or margin, manage liquidity, pay Fund expenses or pending investment in other instruments.  These investments may include (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund expects to gain investment exposure to the San Jose Sharks Index through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Financial Instruments in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure, investment advisory contracts as it relates to advisory agreements with the Subsidiary, and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

Fund Attributes

The Fund is a “non-diversified company” under the 1940 Act. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Financial Instruments that provide exposure to the San Jose Sharks Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

INVESTMENT STRATEGY RISK. The Fund, through the Subsidiary, invests in Financial Instruments that provide exposure to the San Jose Sharks Index. The Fund does not invest directly in prediction markets, event contracts, or other instruments that provide exposure to individual sporting event or season-long outcomes, nor does it invest in instruments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Financial Instruments, which may not accurately reflect the level of the San Jose Sharks Index. Consequently, the Fund’s performance may differ from the performance of the San Jose Sharks

Index. Transaction costs (including those associated with futures investing), position limits, the availability of counterparties, and other factors may affect the cost and pricing of Financial Instruments and decrease the correlation between the performance of Financial Instruments and the San Jose Sharks Index over short- or long-term periods. Moreover, because the San Jose Sharks Index is uninvestable, the Fund can only gain exposure through the Financial Instruments, and differences between the prices of those instruments and the levels of the San Jose Sharks Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the San Jose Sharks Index alone.

San Jose Sharks Index Investing Risk. The Fund is indirectly exposed to the risks of the San Jose Sharks Index through its investments in Financial Instruments. The Fund does not invest in the San Jose Sharks Index, which is an uninvestable index. The performance of the San Jose Sharks Index will be very different from a portfolio of Financial Instruments. The San Jose Sharks Index moves up or down based on the Constituents (which in turn are based on officially reported statistics from every game throughout the regular season and postseason). Poor statistical performance by the San Jose Sharks could have a significant negative impact on the level of the San Jose Sharks Index and therefore the value of the Fund. In addition, unlike instruments based on tradable reference assets, Financial Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index rather than the price of a tradable asset.

Concentrated Single-Team Exposure Risk.  The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the San Jose Sharks) as measured by the San Jose Sharks Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s net asset value (“NAV”), heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including futures contracts that reference the San Jose Sharks Index, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in these instruments, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, as amended, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (the “CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the San Jose Sharks Index and, consequently, the prices of Financial Instruments. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the San Jose Sharks Index. Such persons could trade Financial Instruments or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Financial Instruments can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

Index Provider and Data Dependency Risk. The San Jose Sharks Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the San Jose Sharks Index, Financial Instruments may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the San Jose Sharks Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Financial Instruments could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the San Jose Sharks Index could change materially and the futures market may not immediately price in such changes. The San Jose Sharks Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

League Credibility and Sports Integrity Risk. The San Jose Sharks Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or referee manipulation, could materially affect the statistical data upon which the San Jose Sharks Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Financial Instruments. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Financial Instruments. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the San Jose Sharks Index and the Financial Instruments that reference it.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Financial Instruments depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004–2005. During any such period, no games would be played, the San Jose Sharks Index would not generate data, and trading in Financial Instruments could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, a shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption, or that the Fund will be able to recover any losses incurred as a result of such events.

Novel Market Risk. Financial Instruments, including swap agreements or futures contracts that reference the San Jose Sharks Index are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established markets, and pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Financial Instruments will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective. In such circumstances, the Fund’s performance may be adversely affected.

On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The value of the San Jose Sharks Index, and therefore the prices of Financial Instruments, are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 84 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the San Jose Sharks Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Seasonality and Offseason Risk. The San Jose Sharks Index resets to a standardized base value 32 calendar days after the last game of the Stanley Cup. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the San Jose Sharks Index moves in real-time based on officially reported game statistics, and the prices of Financial Instruments are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the San Jose Sharks Index will not move because no games are being played, and the Fund’s exposure to Financial Instruments will behave differently than during the playing season. The Fund anticipates maintaining exposure to Financial Instruments during the offseason. Although the San Jose Sharks Index will be static during this period, the prices of Financial Instruments may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the San Jose Sharks Index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Financial Instruments will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Financial Instruments is derived from the statistical performance of a single professional sports team as measured by the San Jose Sharks Index. Successfully investing in Financial Instruments requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The San Jose Sharks Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Financial Instruments at the time the Fund obtains exposure.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole-including the Subsidiary-will provide investors with 1940 Act protections.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Financial Instruments may have limited or no trading activity. Because the San Jose Sharks Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Fund Shares or when Financial Instruments are not actively trading. As a result, the opening price of Fund Shares and the prices of Financial Instruments on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Fund Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. The Fund will utilize swap agreements to derive exposure to the San Jose Sharks Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, the Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the San Jose Sharks Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If the Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the San Jose Sharks Index. Because the market for swaps referencing the San Jose Sharks Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent the Fund from providing its desired level of exposure to the San Jose Sharks Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to San Jose Sharks Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by the Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce the Fund’s returns and may cause the Fund to underperform the performance of the San Jose Sharks Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on the Fund’s returns.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CONCENTRATION RISK. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in Financial Instruments that provide exposure to the San Jose Sharks Index.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

COMMODITY REGULATORY RISK. The Fund’s use of the Financial Instruments subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self‑regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.  This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE SHAREHOLDER RISK. Certain shareholders, including affiliated funds advised by the Adviser, may from time to time own a significant portion of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser (“Affiliate”), an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period solely to facilitate the commencement of the Fund or to help the Fund achieve a specified size or scale. There can be no assurance that any large shareholder will not redeem its investment, that the size of the Fund will be maintained at such levels, or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent that a significant percentage of the Fund’s shares are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Adviser or an Affiliate has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser  or an Affiliate. This may adversely affect the Fund’s performance if the Adviser is forced to sell portfolio securities or invest cash when it would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would, particularly if the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests.  In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified company”, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Special Tax Risks. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

The federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s swap strategy.  In general, income from swaps is recognized periodically over the term of the swaps.  Some swaps with substantial non-periodic payments are deemed to have an embedded loan.  In such a case, the Fund may recognize income without receiving cash.  The Fund would still be required to make sufficient distributions to maintain its RIC status, which may require selling assets or borrowing funds.  Other swaps are structured so that there are no periodic payments.  Such swaps may more properly be treated as a variation of a forward contract – although the IRS has issued proposed regulations that would treat them under the general swap regulations.  Forward contracts are generally treated as open contracts.  If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code.  Income from the swaps will be ordinary income, and disposition of such swaps may result in short-term capital gains or losses.  The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test alternatively as if the counter party were the issuer of the swaps and the issuer of the referenced security is the issuer of the swaps.  If the income is not qualifying income or the issuer of the swap contract is not appropriately the counterparty, the Fund could lose its own status as a RIC.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/[___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since the Fund’s inception in [____]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/[___].

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Roundhill Seattle Kraken® ETF

Investment Objectives

The Roundhill Seattle Kraken ETF (the “Fund” or “[___]”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.[__]%

(1)  The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)  “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in Financial Instruments (defined below) that provide exposure to the CME FSPI NHL Seattle Kraken Index (the “Seattle Kraken Index”). For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value. The Seattle Kraken Index is administered and calculated by FutureSports (the “Index Provider”).

The Seattle Kraken Index

The Seattle Kraken Index is designed to measure the cumulative team performance of the Seattle Kraken over the course of each season through the systemic aggregation of officially reported performance statistics. The Seattle Kraken Index is a benchmark reference value and does not represent ownership of, or direct entitlement to, any team, league, sporting event, security, commodity, or other asset.

The Seattle Kraken Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Seattle Kraken Index is based on fifty-five statistical measures of performance (for purposes of the Seattle Kraken Index, the “Constituents”) in continuous, live statistical values that underpin the value of the Seattle Kraken Index which is calculated into a trackable and tradable number. The Constituents are structured across two principal categories: Statistical Constituents (encapsulating both positive and negative performance metrics based on specific outcomes realized by the team during a single game) and Milestone Constituents (encapsulating performance metrics based on specific threshold levels of statistical constituents or unique events performed by the team during either a single game or multiple games, including monthly and seasonal milestones). Each Constituent is assigned a fixed multiplier value, where positive multipliers contribute to an increase in the Seattle Kraken Index value and negative multipliers contribute to a decrease in the Seattle Kraken Index value. Multiplier values remain fixed between scheduled reviews, are not adjusted on a discretionary basis, and are not modified intra-season. The value of the Seattle Kraken Index during a season is calculated by applying a seasonal adjustment factor to the relevant multiplier value for each Constituent, specifically 1.0 for regular season games and 1.5 for postseason games, and adding the resulting values to the value of the Seattle Kraken Index. Monthly and seasonal Milestone Constituents are only available for regular season games.

The Seattle Kraken Index is based solely on these statistical factors, and the performance of other professional hockey teams in the National Hockey League® (the “NHL”), or events outside of on-ice performance by the Seattle Kraken, will not impact the value of the Seattle Kraken Index. The Seattle Kraken Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. The Seattle Kraken Index will return to the base level of 7,500 thirty-two calendar days after the last game of the Stanley Cup Final.

The Seattle Kraken

The Seattle Kraken are a professional ice hockey team based in Seattle, Washington, competing in the Pacific Division of the NHL’s Western Conference. During the 2025–2026 season, the Kraken finished sixth in the Pacific Division, ranking 27th in standings points, 28th in goals for, 23rd in goals against, and 27th in goal differential. The Kraken were founded in 2021 by David Bonderman and Jerry Bruckheimer. The Kraken are currently owned by One Roof Sports & Entertainment with Samantha Holloway serving as chair. The team has never won a Stanley Cup championship. Neither the Fund, the Trust, the Adviser, nor the Sub-Adviser is affiliated with the Seattle Kraken.

The Fund’s Investments

The Fund will obtain exposure to the Seattle Kraken Index either through one or more swap agreements or by investing in futures contracts that reference the Seattle Kraken Index that trade on an exchange registered with the CFTC (collectively, the “Financial Instruments”).

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to the Seattle Kraken Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may also purchase cash-settled futures contracts that reference the Seattle Kraken Index. In simplest terms, in a cash‑settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Seattle Kraken Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer‑dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer‑dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of futures contracts referencing the Seattle Kraken Index may differ from that of the Seattle Kraken Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund will also invest in cash, cash-like instruments or other high-quality securities that serve as collateral or margin, manage liquidity, pay Fund expenses or pending investment in other instruments.  These investments may include (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund expects to gain investment exposure to the Seattle Kraken Index through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Financial Instruments in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure, investment advisory contracts as it relates to advisory agreements with the Subsidiary, and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

Fund Attributes

The Fund is a “non-diversified company” under the 1940 Act. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Financial Instruments that provide exposure to the Seattle Kraken Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

INVESTMENT STRATEGY RISK. The Fund, through the Subsidiary, invests in Financial Instruments that provide exposure to the Seattle Kraken Index. The Fund does not invest directly in prediction markets, event contracts, or other instruments that provide exposure to individual sporting event or season-long outcomes, nor does it invest in instruments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Financial Instruments, which may not accurately reflect the level of the Seattle Kraken Index. Consequently, the Fund’s performance may differ from the performance of the Seattle Kraken Index.

Transaction costs (including those associated with futures investing), position limits, the availability of counterparties, and other factors may affect the cost and pricing of Financial Instruments and decrease the correlation between the performance of Financial Instruments and the Seattle Kraken Index over short- or long-term periods. Moreover, because the Seattle Kraken Index is uninvestable, the Fund can only gain exposure through the Financial Instruments, and differences between the prices of those instruments and the levels of the Seattle Kraken Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Seattle Kraken Index alone.

Seattle Kraken Index Investing Risk. The Fund is indirectly exposed to the risks of the Seattle Kraken Index through its investments in Financial Instruments. The Fund does not invest in the Seattle Kraken Index, which is an uninvestable index. The performance of the Seattle Kraken Index will be very different from a portfolio of Financial Instruments. The Seattle Kraken Index moves up or down based on the Constituents (which in turn are based on officially reported statistics from every game throughout the regular season and postseason). Poor statistical performance by the Seattle Kraken could have a significant negative impact on the level of the Seattle Kraken Index and therefore the value of the Fund. In addition, unlike instruments based on tradable reference assets, Financial Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index rather than the price of a tradable asset.

Concentrated Single-Team Exposure Risk.  The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Seattle Kraken) as measured by the Seattle Kraken Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s net asset value (“NAV”), heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including futures contracts that reference the Seattle Kraken Index, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in these instruments, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, as amended, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (the “CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Seattle Kraken Index and, consequently, the prices of Financial Instruments. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Seattle Kraken Index. Such persons could trade Financial Instruments or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Financial Instruments can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

Index Provider and Data Dependency Risk. The Seattle Kraken Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Seattle Kraken Index, Financial Instruments may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Seattle Kraken Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Financial Instruments could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Seattle Kraken Index could change materially and the futures market may not immediately price in such changes. The Seattle Kraken Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

League Credibility and Sports Integrity Risk. The Seattle Kraken Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or referee manipulation, could materially affect the statistical data upon which the Seattle Kraken Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Financial Instruments. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Financial Instruments. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Seattle Kraken Index and the Financial Instruments that reference it.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Financial Instruments depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004–2005. During any such period, no games would be played, the Seattle Kraken Index would not generate data, and trading in Financial Instruments could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, a shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption, or that the Fund will be able to recover any losses incurred as a result of such events.

Novel Market Risk. Financial Instruments, including swap agreements or futures contracts that reference the Seattle Kraken Index are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established markets, and pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Financial Instruments will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective. In such circumstances, the Fund’s performance may be adversely affected.

On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The value of the Seattle Kraken Index, and therefore the prices of Financial Instruments, are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 84 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Seattle Kraken Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Seasonality and Offseason Risk. The Seattle Kraken Index resets to a standardized base value 32 calendar days after the last game of the Stanley Cup. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Seattle Kraken Index moves in real-time based on officially reported game statistics, and the prices of Financial Instruments are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Seattle Kraken Index will not move because no games are being played, and the Fund’s exposure to Financial Instruments will behave differently than during the playing season. The Fund anticipates maintaining exposure to Financial Instruments during the offseason. Although the Seattle Kraken Index will be static during this period, the prices of Financial Instruments may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the Seattle Kraken Index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Financial Instruments will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Financial Instruments is derived from the statistical performance of a single professional sports team as measured by the Seattle Kraken Index. Successfully investing in Financial Instruments requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Seattle Kraken Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Financial Instruments at the time the Fund obtains exposure.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole-including the Subsidiary-will provide investors with 1940 Act protections.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Financial Instruments may have limited or no trading activity. Because the Seattle Kraken Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Fund Shares or when Financial Instruments are not actively trading. As a result, the opening price of Fund Shares and the prices of Financial Instruments on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Fund Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. The Fund will utilize swap agreements to derive exposure to the Seattle Kraken Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, the Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the Seattle Kraken Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If the Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the Seattle Kraken Index. Because the market for swaps referencing the Seattle Kraken Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent the Fund from providing its desired level of exposure to the Seattle Kraken Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to Seattle Kraken Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by the Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce the Fund’s returns and may cause the Fund to underperform the performance of the Seattle Kraken Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on the Fund’s returns.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CONCENTRATION RISK. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in Financial Instruments that provide exposure to the Seattle Kraken Index.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

COMMODITY REGULATORY RISK. The Fund’s use of the Financial Instruments subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self‑regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.  This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE SHAREHOLDER RISK. Certain shareholders, including affiliated funds advised by the Adviser, may from time to time own a significant portion of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser (“Affiliate”), an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period solely to facilitate the commencement of the Fund or to help the Fund achieve a specified size or scale. There can be no assurance that any large shareholder will not redeem its investment, that the size of the Fund will be maintained at such levels, or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent that a significant percentage of the Fund’s shares are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Adviser or an Affiliate has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser  or an Affiliate. This may adversely affect the Fund’s performance if the Adviser is forced to sell portfolio securities or invest cash when it would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would, particularly if the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests.  In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified company”, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Special Tax Risks. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

The federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s swap strategy.  In general, income from swaps is recognized periodically over the term of the swaps.  Some swaps with substantial non-periodic payments are deemed to have an embedded loan.  In such a case, the Fund may recognize income without receiving cash.  The Fund would still be required to make sufficient distributions to maintain its RIC status, which may require selling assets or borrowing funds.  Other swaps are structured so that there are no periodic payments.  Such swaps may more properly be treated as a variation of a forward contract – although the IRS has issued proposed regulations that would treat them under the general swap regulations.  Forward contracts are generally treated as open contracts.  If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code.  Income from the swaps will be ordinary income, and disposition of such swaps may result in short-term capital gains or losses.  The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test alternatively as if the counter party were the issuer of the swaps and the issuer of the referenced security is the issuer of the swaps.  If the income is not qualifying income or the issuer of the swap contract is not appropriately the counterparty, the Fund could lose its own status as a RIC.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/[___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since the Fund’s inception in [____]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/[___].

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Roundhill St. Louis Blues® ETF

Investment Objectives

The Roundhill St. Louis Blues ETF (the “Fund” or “[___]”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.[__]%

(1)  The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)  “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in Financial Instruments (defined below) that provide exposure to the CME FSPI NHL St. Louis Blues Index (the “St. Louis Blues Index”). For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value. The St. Louis Blues Index is administered and calculated by FutureSports (the “Index Provider”).

The St. Louis Blues Index

The St. Louis Blues Index is designed to measure the cumulative team performance of the St. Louis Blues over the course of each season through the systemic aggregation of officially reported performance statistics. The St. Louis Blues Index is a benchmark reference value and does not represent ownership of, or direct entitlement to, any team, league, sporting event, security, commodity, or other asset.

The St. Louis Blues Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The St. Louis Blues Index is based on fifty-five statistical measures of performance (for purposes of the St. Louis Blues Index, the “Constituents”) in continuous, live statistical values that underpin the value of the St. Louis Blues Index which is calculated into a trackable and tradable number. The Constituents are structured across two principal categories: Statistical Constituents (encapsulating both positive and negative performance metrics based on specific outcomes realized by the team during a single game) and Milestone Constituents (encapsulating performance metrics based on specific threshold levels of statistical constituents or unique events performed by the team during either a single game or multiple games, including monthly and seasonal milestones). Each Constituent is assigned a fixed multiplier value, where positive multipliers contribute to an increase in the St. Louis Blues Index value and negative multipliers contribute to a decrease in the St. Louis Blues Index value. Multiplier values remain fixed between scheduled reviews, are not adjusted on a discretionary basis, and are not modified intra-season. The value of the St. Louis Blues Index during a season is calculated by applying a seasonal adjustment factor to the relevant multiplier value for each Constituent, specifically 1.0 for regular season games and 1.5 for postseason games, and adding the resulting values to the value of the St. Louis Blues Index. Monthly and seasonal Milestone Constituents are only available for regular season games.

The St. Louis Blues Index is based solely on these statistical factors, and the performance of other professional hockey teams in the National Hockey League® (the “NHL”), or events outside of on-ice performance by the St. Louis Blues, will not impact the value of the St. Louis Blues Index. The St. Louis Blues Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. The St. Louis Blues Index will return to the base level of 7,500 thirty-two calendar days after the last game of the Stanley Cup Final.

The St. Louis Blues

The St. Louis Blues are a professional ice hockey team based in St. Louis, Missouri, competing in the Central Division of the NHL’s Western Conference. During the 2025–2026 season, the Blues finished fifth in the Central Division, ranking 23rd in standings points, 26th in goals for, 20th in goals against, and 25th in goal differential. The Blues were founded in 1967 by insurance executive Sid Salomon Jr. The Blues are currently owned by Tom Stillman, serving as Chairman and Governor since 2012. The team has won one Stanley Cup championship, capturing the title in 2019. Neither the Fund, the Trust, the Adviser, nor the Sub-Adviser is affiliated with the St. Louis Blues.

The Fund’s Investments

The Fund will obtain exposure to the St. Louis Blues Index either through one or more swap agreements or by investing in futures contracts that reference the St. Louis Blues Index that trade on an exchange registered with the CFTC (collectively, the “Financial Instruments”).

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to the St. Louis Blues Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may also purchase cash-settled futures contracts that reference the St. Louis Blues Index. In simplest terms, in a cash‑settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the St. Louis Blues Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer‑dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer‑dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of futures contracts referencing the St. Louis Blues Index may differ from that of the St. Louis Blues Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund will also invest in cash, cash-like instruments or other high-quality securities that serve as collateral or margin, manage liquidity, pay Fund expenses or pending investment in other instruments.  These investments may include (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund expects to gain investment exposure to the St. Louis Blues Index through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Financial Instruments in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure, investment advisory contracts as it relates to advisory agreements with the Subsidiary, and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

Fund Attributes

The Fund is a “non-diversified company” under the 1940 Act. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Financial Instruments that provide exposure to the St. Louis Blues Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

INVESTMENT STRATEGY RISK. The Fund, through the Subsidiary, invests in Financial Instruments that provide exposure to the St. Louis Blues Index. The Fund does not invest directly in prediction markets, event contracts, or other instruments that provide exposure to individual sporting event or season-long outcomes, nor does it invest in instruments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Financial Instruments, which may not accurately reflect the level of the St. Louis Blues Index. Consequently, the Fund’s performance may differ from the performance of the St. Louis Blues

Index. Transaction costs (including those associated with futures investing), position limits, the availability of counterparties, and other factors may affect the cost and pricing of Financial Instruments and decrease the correlation between the performance of Financial Instruments and the St. Louis Blues Index over short- or long-term periods. Moreover, because the St. Louis Blues Index is uninvestable, the Fund can only gain exposure through the Financial Instruments, and differences between the prices of those instruments and the levels of the St. Louis Blues Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the St. Louis Blues Index alone.

St. Louis Blues Index Investing Risk. The Fund is indirectly exposed to the risks of the St. Louis Blues Index through its investments in Financial Instruments. The Fund does not invest in the St. Louis Blues Index, which is an uninvestable index. The performance of the St. Louis Blues Index will be very different from a portfolio of Financial Instruments. The St. Louis Blues Index moves up or down based on the Constituents (which in turn are based on officially reported statistics from every game throughout the regular season and postseason). Poor statistical performance by the St. Louis Blues could have a significant negative impact on the level of the St. Louis Blues Index and therefore the value of the Fund. In addition, unlike instruments based on tradable reference assets, Financial Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index rather than the price of a tradable asset.

Concentrated Single-Team Exposure Risk.  The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the St. Louis Blues) as measured by the St. Louis Blues Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s net asset value (“NAV”), heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including futures contracts that reference the St. Louis Blues Index, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in these instruments, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, as amended, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (the “CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the St. Louis Blues Index and, consequently, the prices of Financial Instruments. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the St. Louis Blues Index. Such persons could trade Financial Instruments or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Financial Instruments can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

Index Provider and Data Dependency Risk. The St. Louis Blues Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the St. Louis Blues Index, Financial Instruments may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the St. Louis Blues Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Financial Instruments could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the St. Louis Blues Index could change materially and the futures market may not immediately price in such changes. The St. Louis Blues Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

League Credibility and Sports Integrity Risk. The St. Louis Blues Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or referee manipulation, could materially affect the statistical data upon which the St. Louis Blues Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Financial Instruments. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Financial Instruments. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the St. Louis Blues Index and the Financial Instruments that reference it.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Financial Instruments depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004–2005. During any such period, no games would be played, the St. Louis Blues Index would not generate data, and trading in Financial Instruments could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, a shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption, or that the Fund will be able to recover any losses incurred as a result of such events.

Novel Market Risk. Financial Instruments, including swap agreements or futures contracts that reference the St. Louis Blues Index are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established markets, and pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Financial Instruments will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective. In such circumstances, the Fund’s performance may be adversely affected.

On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The value of the St. Louis Blues Index, and therefore the prices of Financial Instruments, are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 84 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the St. Louis Blues Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Seasonality and Offseason Risk. The St. Louis Blues Index resets to a standardized base value 32 calendar days after the last game of the Stanley Cup. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the St. Louis Blues Index moves in real-time based on officially reported game statistics, and the prices of Financial Instruments are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the St. Louis Blues Index will not move because no games are being played, and the Fund’s exposure to Financial Instruments will behave differently than during the playing season. The Fund anticipates maintaining exposure to Financial Instruments during the offseason. Although the St. Louis Blues Index will be static during this period, the prices of Financial Instruments may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the St. Louis Blues Index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Financial Instruments will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Financial Instruments is derived from the statistical performance of a single professional sports team as measured by the St. Louis Blues Index. Successfully investing in Financial Instruments requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The St. Louis Blues Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Financial Instruments at the time the Fund obtains exposure.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole-including the Subsidiary-will provide investors with 1940 Act protections.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Financial Instruments may have limited or no trading activity. Because the St. Louis Blues Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Fund Shares or when Financial Instruments are not actively trading. As a result, the opening price of Fund Shares and the prices of Financial Instruments on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Fund Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. The Fund will utilize swap agreements to derive exposure to the St. Louis Blues Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, the Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the St. Louis Blues Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If the Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the St. Louis Blues Index. Because the market for swaps referencing the St. Louis Blues Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent the Fund from providing its desired level of exposure to the St. Louis Blues Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to St. Louis Blues Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by the Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce the Fund’s returns and may cause the Fund to underperform the performance of the St. Louis Blues Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on the Fund’s returns.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CONCENTRATION RISK. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in Financial Instruments that provide exposure to the St. Louis Blues Index.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

COMMODITY REGULATORY RISK. The Fund’s use of the Financial Instruments subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self‑regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.  This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE SHAREHOLDER RISK. Certain shareholders, including affiliated funds advised by the Adviser, may from time to time own a significant portion of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser (“Affiliate”), an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period solely to facilitate the commencement of the Fund or to help the Fund achieve a specified size or scale. There can be no assurance that any large shareholder will not redeem its investment, that the size of the Fund will be maintained at such levels, or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent that a significant percentage of the Fund’s shares are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Adviser or an Affiliate has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser  or an Affiliate. This may adversely affect the Fund’s performance if the Adviser is forced to sell portfolio securities or invest cash when it would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would, particularly if the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests.  In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified company”, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Special Tax Risks. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

The federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s swap strategy.  In general, income from swaps is recognized periodically over the term of the swaps.  Some swaps with substantial non-periodic payments are deemed to have an embedded loan.  In such a case, the Fund may recognize income without receiving cash.  The Fund would still be required to make sufficient distributions to maintain its RIC status, which may require selling assets or borrowing funds.  Other swaps are structured so that there are no periodic payments.  Such swaps may more properly be treated as a variation of a forward contract – although the IRS has issued proposed regulations that would treat them under the general swap regulations.  Forward contracts are generally treated as open contracts.  If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code.  Income from the swaps will be ordinary income, and disposition of such swaps may result in short-term capital gains or losses.  The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test alternatively as if the counter party were the issuer of the swaps and the issuer of the referenced security is the issuer of the swaps.  If the income is not qualifying income or the issuer of the swap contract is not appropriately the counterparty, the Fund could lose its own status as a RIC.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/[___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since the Fund’s inception in [____]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/[___].

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Roundhill Tampa Bay Lightning® ETF

Investment Objectives

The Roundhill Tampa Bay Lightning ETF (the “Fund” or “[___]”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.[__]%

(1)  The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)  “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in Financial Instruments (defined below) that provide exposure to the CME FSPI NHL Tampa Bay Lightning Index (the “Tampa Bay Lightning Index”). For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value. The Tampa Bay Lightning Index is administered and calculated by FutureSports (the “Index Provider”).

The Tampa Bay Lightning Index

The Tampa Bay Lightning Index is designed to measure the cumulative team performance of the Tampa Bay Lightning over the course of each season through the systemic aggregation of officially reported performance statistics. The Tampa Bay Lightning Index is a benchmark reference value and does not represent ownership of, or direct entitlement to, any team, league, sporting event, security, commodity, or other asset.

The Tampa Bay Lightning Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Tampa Bay Lightning Index is based on fifty-five statistical measures of performance (for purposes of the Tampa Bay Lightning Index, the “Constituents”) in continuous, live statistical values that underpin the value of the Tampa Bay Lightning Index which is calculated into a trackable and tradable number. The Constituents are structured across two principal categories: Statistical Constituents (encapsulating both positive and negative performance metrics based on specific outcomes realized by the team during a single game) and Milestone Constituents (encapsulating performance metrics based on specific threshold levels of statistical constituents or unique events performed by the team during either a single game or multiple games, including monthly and seasonal milestones). Each Constituent is assigned a fixed multiplier value, where positive multipliers contribute to an increase in the Tampa Bay Lightning Index value and negative multipliers contribute to a decrease in the Tampa Bay Lightning Index value. Multiplier values remain fixed between scheduled reviews, are not adjusted on a discretionary basis, and are not modified intra-season. The value of the Tampa Bay Lightning Index during a season is calculated by applying a seasonal adjustment factor to the relevant multiplier value for each Constituent, specifically 1.0 for regular season games and 1.5 for postseason games, and adding the resulting values to the value of the Tampa Bay Lightning Index. Monthly and seasonal Milestone Constituents are only available for regular season games.

The Tampa Bay Lightning Index is based solely on these statistical factors, and the performance of other professional hockey teams in the National Hockey League® (the “NHL”), or events outside of on-ice performance by the Tampa Bay Lightning, will not impact the value of the Tampa Bay Lightning Index. The Tampa Bay Lightning Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. The Tampa Bay Lightning Index will return to the base level of 7,500 thirty-two calendar days after the last game of the Stanley Cup Final.

The Tampa Bay Lightning

The Tampa Bay Lightning are a professional ice hockey team based in Tampa, Florida, competing in the Atlantic Division of the NHL’s Eastern Conference. During the 2025–2026 season, the Lightning finished second in the Atlantic Division, ranking 5th in standings points, 4th in goals for, 3rd in goals against, and 2nd in goal differential. The Lightning were founded in 1992 by Hockey Hall of Famer Phil Esposito. The Lightning are currently owned by Jeff Vinik, serving as Owner and Governor since 2010. The team has won three Stanley Cup championships, capturing titles in 2004, 2020, and 2021. Neither the Fund, the Trust, the Adviser, nor the Sub-Adviser is affiliated with the Tampa Bay Lightning.

The Fund’s Investments

The Fund will obtain exposure to the Tampa Bay Lightning Index either through one or more swap agreements or by investing in futures contracts that reference the Tampa Bay Lightning Index that trade on an exchange registered with the CFTC (collectively, the “Financial Instruments”).

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to the Tampa Bay Lightning Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may also purchase cash-settled futures contracts that reference the Tampa Bay Lightning Index. In simplest terms, in a cash‑settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Tampa Bay Lightning Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer‑dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer‑dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of futures contracts referencing the Tampa Bay Lightning Index may differ from that of the Tampa Bay Lightning Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund will also invest in cash, cash-like instruments or other high-quality securities that serve as collateral or margin, manage liquidity, pay Fund expenses or pending investment in other instruments.  These investments may include (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund expects to gain investment exposure to the Tampa Bay Lightning Index through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Financial Instruments in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure, investment advisory contracts as it relates to advisory agreements with the Subsidiary, and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

Fund Attributes

The Fund is a “non-diversified company” under the 1940 Act. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Financial Instruments that provide exposure to the Tampa Bay Lightning Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

INVESTMENT STRATEGY RISK. The Fund, through the Subsidiary, invests in Financial Instruments that provide exposure to the Tampa Bay Lightning Index. The Fund does not invest directly in prediction markets, event contracts, or other instruments that provide exposure to individual sporting event or season-long outcomes, nor does it invest in instruments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Financial Instruments, which may not accurately reflect the level of the Tampa Bay Lightning Index. Consequently, the Fund’s performance may differ from the performance of the Tampa Bay Lightning Index. Transaction costs (including those associated with futures investing), position limits, the availability of counterparties, and other factors may affect the cost and pricing of Financial Instruments and decrease the correlation between the performance of Financial Instruments and the Tampa Bay Lightning Index over short- or long-term periods. Moreover, because the Tampa Bay Lightning Index is uninvestable, the Fund can only gain exposure through the Financial Instruments, and differences between the prices of those instruments and the levels of the Tampa Bay Lightning Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Tampa Bay Lightning Index alone.

Tampa Bay Lightning Index Investing Risk. The Fund is indirectly exposed to the risks of the Tampa Bay Lightning Index through its investments in Financial Instruments. The Fund does not invest in the Tampa Bay Lightning Index, which is an uninvestable index. The performance of the Tampa Bay Lightning Index will be very different from a portfolio of Financial Instruments. The Tampa Bay Lightning Index moves up or down based on the Constituents (which in turn are based on officially reported statistics from every game throughout the regular season and postseason). Poor statistical performance by the Tampa Bay Lightning could have a significant negative impact on the level of the Tampa Bay Lightning Index and therefore the value of the Fund. In addition, unlike instruments based on tradable reference assets, Financial Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index rather than the price of a tradable asset.

Concentrated Single-Team Exposure Risk.  The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Tampa Bay Lightning) as measured by the Tampa Bay Lightning Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s net asset value (“NAV”), heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including futures contracts that reference the Tampa Bay Lightning Index, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in these instruments, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, as amended, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (the “CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Tampa Bay Lightning Index and, consequently, the prices of Financial Instruments. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Tampa Bay Lightning Index. Such persons could trade Financial Instruments or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Financial Instruments can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

Index Provider and Data Dependency Risk. The Tampa Bay Lightning Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Tampa Bay Lightning Index, Financial Instruments may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Tampa Bay Lightning Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Financial Instruments could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Tampa Bay Lightning Index could change materially and the futures market may not immediately price in such changes. The Tampa Bay Lightning Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

League Credibility and Sports Integrity Risk. The Tampa Bay Lightning Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or referee manipulation, could materially affect the statistical data upon which the Tampa Bay Lightning Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Financial Instruments. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Financial Instruments. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Tampa Bay Lightning Index and the Financial Instruments that reference it.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Financial Instruments depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004–2005. During any such period, no games would be played, the Tampa Bay Lightning Index would not generate data, and trading in Financial Instruments could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, a shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption, or that the Fund will be able to recover any losses incurred as a result of such events.

Novel Market Risk. Financial Instruments, including swap agreements or futures contracts that reference the Tampa Bay Lightning Index are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established markets, and pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Financial Instruments will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective. In such circumstances, the Fund’s performance may be adversely affected.

On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The value of the Tampa Bay Lightning Index, and therefore the prices of Financial Instruments, are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 84 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Tampa Bay Lightning Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Seasonality and Offseason Risk. The Tampa Bay Lightning Index resets to a standardized base value 32 calendar days after the last game of the Stanley Cup. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Tampa Bay Lightning Index moves in real-time based on officially reported game statistics, and the prices of Financial Instruments are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Tampa Bay Lightning Index will not move because no games are being played, and the Fund’s exposure to Financial Instruments will behave differently than during the playing season. The Fund anticipates maintaining exposure to Financial Instruments during the offseason. Although the Tampa Bay Lightning Index will be static during this period, the prices of Financial Instruments may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the Tampa Bay Lightning Index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Financial Instruments will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Financial Instruments is derived from the statistical performance of a single professional sports team as measured by the Tampa Bay Lightning Index. Successfully investing in Financial Instruments requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Tampa Bay Lightning Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Financial Instruments at the time the Fund obtains exposure.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole-including the Subsidiary-will provide investors with 1940 Act protections.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Financial Instruments may have limited or no trading activity. Because the Tampa Bay Lightning Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Fund Shares or when Financial Instruments are not actively trading. As a result, the opening price of Fund Shares and the prices of Financial Instruments on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Fund Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. The Fund will utilize swap agreements to derive exposure to the Tampa Bay Lightning Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, the Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the Tampa Bay Lightning Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If the Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the Tampa Bay Lightning Index. Because the market for swaps referencing the Tampa Bay Lightning Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent the Fund from providing its desired level of exposure to the Tampa Bay Lightning Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to Tampa Bay Lightning Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by the Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce the Fund’s returns and may cause the Fund to underperform the performance of the Tampa Bay Lightning Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on the Fund’s returns.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CONCENTRATION RISK. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in Financial Instruments that provide exposure to the Tampa Bay Lightning Index.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

COMMODITY REGULATORY RISK. The Fund’s use of the Financial Instruments subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self‑regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.  This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE SHAREHOLDER RISK. Certain shareholders, including affiliated funds advised by the Adviser, may from time to time own a significant portion of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser (“Affiliate”), an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period solely to facilitate the commencement of the Fund or to help the Fund achieve a specified size or scale. There can be no assurance that any large shareholder will not redeem its investment, that the size of the Fund will be maintained at such levels, or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent that a significant percentage of the Fund’s shares are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Adviser or an Affiliate has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser  or an Affiliate. This may adversely affect the Fund’s performance if the Adviser is forced to sell portfolio securities or invest cash when it would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would, particularly if the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests.  In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified company”, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Special Tax Risks. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

The federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s swap strategy.  In general, income from swaps is recognized periodically over the term of the swaps.  Some swaps with substantial non-periodic payments are deemed to have an embedded loan.  In such a case, the Fund may recognize income without receiving cash.  The Fund would still be required to make sufficient distributions to maintain its RIC status, which may require selling assets or borrowing funds.  Other swaps are structured so that there are no periodic payments.  Such swaps may more properly be treated as a variation of a forward contract – although the IRS has issued proposed regulations that would treat them under the general swap regulations.  Forward contracts are generally treated as open contracts.  If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code.  Income from the swaps will be ordinary income, and disposition of such swaps may result in short-term capital gains or losses.  The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test alternatively as if the counter party were the issuer of the swaps and the issuer of the referenced security is the issuer of the swaps.  If the income is not qualifying income or the issuer of the swap contract is not appropriately the counterparty, the Fund could lose its own status as a RIC.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/[___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since the Fund’s inception in [____]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/[___].

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Roundhill Toronto Maple Leafs® ETF

Investment Objectives

The Roundhill Toronto Maple Leafs ETF (the “Fund” or “[___]”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.[__]%

(1)  The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)  “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in Financial Instruments (defined below) that provide exposure to the CME FSPI NHL Toronto Maple Leafs Index (the “Toronto Maple Leafs Index”). For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value. The Toronto Maple Leafs Index is administered and calculated by FutureSports (the “Index Provider”).

The Toronto Maple Leafs Index

The Toronto Maple Leafs Index is designed to measure the cumulative team performance of the Toronto Maple Leafs over the course of each season through the systemic aggregation of officially reported performance statistics. The Toronto Maple Leafs Index is a benchmark reference value and does not represent ownership of, or direct entitlement to, any team, league, sporting event, security, commodity, or other asset.

The Toronto Maple Leafs Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Toronto Maple Leafs Index is based on fifty-five statistical measures of performance (for purposes of the Toronto Maple Leafs Index, the “Constituents”) in continuous, live statistical values that underpin the value of the Toronto Maple Leafs Index which is calculated into a trackable and tradable number. The Constituents are structured across two principal categories: Statistical Constituents (encapsulating both positive and negative performance metrics based on specific outcomes realized by the team during a single game) and Milestone Constituents (encapsulating performance metrics based on specific threshold levels of statistical constituents or unique events performed by the team during either a single game or multiple games, including monthly and seasonal milestones). Each Constituent is assigned a fixed multiplier value, where positive multipliers contribute to an increase in the Toronto Maple Leafs Index value and negative multipliers contribute to a decrease in the Toronto Maple Leafs Index value. Multiplier values remain fixed between scheduled reviews, are not adjusted on a discretionary basis, and are not modified intra-season. The value of the Toronto Maple Leafs Index during a season is calculated by applying a seasonal adjustment factor to the relevant multiplier value for each Constituent, specifically 1.0 for regular season games and 1.5 for postseason games, and adding the resulting values to the value of the Toronto Maple Leafs Index. Monthly and seasonal Milestone Constituents are only available for regular season games.

The Toronto Maple Leafs Index is based solely on these statistical factors, and the performance of other professional hockey teams in the National Hockey League® (the “NHL”), or events outside of on-ice performance by the Toronto Maple Leafs, will not impact the value of the Toronto Maple Leafs Index. The Toronto Maple Leafs Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. The Toronto Maple Leafs Index will return to the base level of 7,500 thirty-two calendar days after the last game of the Stanley Cup Final.

The Toronto Maple Leafs

The Toronto Maple Leafs are a professional ice hockey team based in Toronto, Ontario, competing in the Atlantic Division of the NHL’s Eastern Conference. During the 2025–2026 season, the Maple Leafs finished last in the Atlantic Division, ranking 28th in standings points, 16th in goals for, 31st in goals against, and 29th in goal differential. The Maple Leafs were founded in 1917 as the Toronto Arenas. The Maple Leafs are currently owned by Maple Leaf Sports & Entertainment, with Rogers Communications holding a majority stake in the company. The team has won thirteen Stanley Cup championships, capturing titles in 1918, 1922, 1932, 1942, 1945, 1947, 1948, 1949, 1951, 1962, 1963, 1964, and 1967. Neither the Fund, the Trust, the Adviser, nor the Sub-Adviser is affiliated with the Toronto Maple Leafs.

The Fund’s Investments

The Fund will obtain exposure to the Toronto Maple Leafs Index either through one or more swap agreements or by investing in futures contracts that reference the Toronto Maple Leafs Index that trade on an exchange registered with the CFTC (collectively, the “Financial Instruments”).

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to the Toronto Maple Leafs Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may also purchase cash-settled futures contracts that reference the Toronto Maple Leafs Index. In simplest terms, in a cash‑settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Toronto Maple Leafs Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer‑dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer‑dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of futures contracts referencing the Toronto Maple Leafs Index may differ from that of the Toronto Maple Leafs Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund will also invest in cash, cash-like instruments or other high-quality securities that serve as collateral or margin, manage liquidity, pay Fund expenses or pending investment in other instruments.  These investments may include (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund expects to gain investment exposure to the Toronto Maple Leafs Index through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Financial Instruments in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure, investment advisory contracts as it relates to advisory agreements with the Subsidiary, and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

Fund Attributes

The Fund is a “non-diversified company” under the 1940 Act. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Financial Instruments that provide exposure to the Toronto Maple Leafs Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

INVESTMENT STRATEGY RISK. The Fund, through the Subsidiary, invests in Financial Instruments that provide exposure to the Toronto Maple Leafs Index. The Fund does not invest directly in prediction markets, event contracts, or other instruments that provide exposure to individual sporting event or season-long outcomes, nor does it invest in instruments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Financial Instruments, which may not accurately reflect the level of the Toronto Maple Leafs Index. Consequently, the Fund’s performance may differ from the performance of the Toronto Maple Leafs Index. Transaction costs (including those associated with futures investing), position limits, the availability of counterparties, and other factors may affect the cost and pricing of Financial Instruments and decrease the correlation between the performance of Financial Instruments and the Toronto Maple Leafs Index over short- or long-term periods. Moreover, because the Toronto Maple Leafs Index is uninvestable, the Fund can only gain exposure through the Financial Instruments, and differences between the prices of those instruments and the levels of the Toronto Maple Leafs Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Toronto Maple Leafs Index alone.

Toronto Maple Leafs Index Investing Risk. The Fund is indirectly exposed to the risks of the Toronto Maple Leafs Index through its investments in Financial Instruments. The Fund does not invest in the Toronto Maple Leafs Index, which is an uninvestable index. The performance of the Toronto Maple Leafs Index will be very different from a portfolio of Financial Instruments. The Toronto Maple Leafs Index moves up or down based on the Constituents (which in turn are based on officially reported statistics from every game throughout the regular season and postseason). Poor statistical performance by the Toronto Maple Leafs could have a significant negative impact on the level of the Toronto Maple Leafs Index and therefore the value of the Fund. In addition, unlike instruments based on tradable reference assets, Financial Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index rather than the price of a tradable asset.

Concentrated Single-Team Exposure Risk.  The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Toronto Maple Leafs) as measured by the Toronto Maple Leafs Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s net asset value (“NAV”), heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including futures contracts that reference the Toronto Maple Leafs Index, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in these instruments, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, as amended, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (the “CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Toronto Maple Leafs Index and, consequently, the prices of Financial Instruments. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Toronto Maple Leafs Index. Such persons could trade Financial Instruments or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Financial Instruments can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

Index Provider and Data Dependency Risk. The Toronto Maple Leafs Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Toronto Maple Leafs Index, Financial Instruments may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Toronto Maple Leafs Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Financial Instruments could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Toronto Maple Leafs Index could change materially and the futures market may not immediately price in such changes. The Toronto Maple Leafs Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

League Credibility and Sports Integrity Risk. The Toronto Maple Leafs Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or referee manipulation, could materially affect the statistical data upon which the Toronto Maple Leafs Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Financial Instruments. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Financial Instruments. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Toronto Maple Leafs Index and the Financial Instruments that reference it.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Financial Instruments depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004–2005. During any such period, no games would be played, the Toronto Maple Leafs Index would not generate data, and trading in Financial Instruments could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, a shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption, or that the Fund will be able to recover any losses incurred as a result of such events.

Novel Market Risk. Financial Instruments, including swap agreements or futures contracts that reference the Toronto Maple Leafs Index are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established markets, and pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Financial Instruments will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective. In such circumstances, the Fund’s performance may be adversely affected.

On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The value of the Toronto Maple Leafs Index, and therefore the prices of Financial Instruments, are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 84 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Toronto Maple Leafs Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Seasonality and Offseason Risk. The Toronto Maple Leafs Index resets to a standardized base value 32 calendar days after the last game of the Stanley Cup. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Toronto Maple Leafs Index moves in real-time based on officially reported game statistics, and the prices of Financial Instruments are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Toronto Maple Leafs Index will not move because no games are being played, and the Fund’s exposure to Financial Instruments will behave differently than during the playing season. The Fund anticipates maintaining exposure to Financial Instruments during the offseason. Although the Toronto Maple Leafs Index will be static during this period, the prices of Financial Instruments may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the Toronto Maple Leafs Index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Financial Instruments will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Financial Instruments is derived from the statistical performance of a single professional sports team as measured by the Toronto Maple Leafs Index. Successfully investing in Financial Instruments requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Toronto Maple Leafs Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Financial Instruments at the time the Fund obtains exposure.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole-including the Subsidiary-will provide investors with 1940 Act protections.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Financial Instruments may have limited or no trading activity. Because the Toronto Maple Leafs Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Fund Shares or when Financial Instruments are not actively trading. As a result, the opening price of Fund Shares and the prices of Financial Instruments on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Fund Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. The Fund will utilize swap agreements to derive exposure to the Toronto Maple Leafs Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, the Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the Toronto Maple Leafs Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If the Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the Toronto Maple Leafs Index. Because the market for swaps referencing the Toronto Maple Leafs Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent the Fund from providing its desired level of exposure to the Toronto Maple Leafs Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to Toronto Maple Leafs Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by the Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce the Fund’s returns and may cause the Fund to underperform the performance of the Toronto Maple Leafs Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on the Fund’s returns.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CONCENTRATION RISK. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in Financial Instruments that provide exposure to the Toronto Maple Leafs Index.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

COMMODITY REGULATORY RISK. The Fund’s use of the Financial Instruments subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self‑regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.  This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE SHAREHOLDER RISK. Certain shareholders, including affiliated funds advised by the Adviser, may from time to time own a significant portion of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser (“Affiliate”), an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period solely to facilitate the commencement of the Fund or to help the Fund achieve a specified size or scale. There can be no assurance that any large shareholder will not redeem its investment, that the size of the Fund will be maintained at such levels, or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent that a significant percentage of the Fund’s shares are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Adviser or an Affiliate has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser  or an Affiliate. This may adversely affect the Fund’s performance if the Adviser is forced to sell portfolio securities or invest cash when it would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would, particularly if the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests.  In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified company”, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Special Tax Risks. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

The federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s swap strategy.  In general, income from swaps is recognized periodically over the term of the swaps.  Some swaps with substantial non-periodic payments are deemed to have an embedded loan.  In such a case, the Fund may recognize income without receiving cash.  The Fund would still be required to make sufficient distributions to maintain its RIC status, which may require selling assets or borrowing funds.  Other swaps are structured so that there are no periodic payments.  Such swaps may more properly be treated as a variation of a forward contract – although the IRS has issued proposed regulations that would treat them under the general swap regulations.  Forward contracts are generally treated as open contracts.  If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code.  Income from the swaps will be ordinary income, and disposition of such swaps may result in short-term capital gains or losses.  The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test alternatively as if the counter party were the issuer of the swaps and the issuer of the referenced security is the issuer of the swaps.  If the income is not qualifying income or the issuer of the swap contract is not appropriately the counterparty, the Fund could lose its own status as a RIC.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/[___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since the Fund’s inception in [____]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/[___].

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Roundhill Utah Mammoth® ETF

Investment Objectives

The Roundhill Utah Mammoth ETF (the “Fund” or “[___]”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.[__]%

(1)  The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)  “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in Financial Instruments (defined below) that provide exposure to the CME FSPI NHL Utah Mammoth Index (the “Utah Mammoth Index”). For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value. The Utah Mammoth Index is administered and calculated by FutureSports (the “Index Provider”).

The Utah Mammoth Index

The Utah Mammoth Index is designed to measure the cumulative team performance of the Utah Mammoth over the course of each season through the systemic aggregation of officially reported performance statistics. The Utah Mammoth Index is a benchmark reference value and does not represent ownership of, or direct entitlement to, any team, league, sporting event, security, commodity, or other asset.

The Utah Mammoth Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Utah Mammoth Index is based on fifty-five statistical measures of performance (for purposes of the Utah Mammoth Index, the “Constituents”) in continuous, live statistical values that underpin the value of the Utah Mammoth Index which is calculated into a trackable and tradable number. The Constituents are structured across two principal categories: Statistical Constituents (encapsulating both positive and negative performance metrics based on specific outcomes realized by the team during a single game) and Milestone Constituents (encapsulating performance metrics based on specific threshold levels of statistical constituents or unique events performed by the team during either a single game or multiple games, including monthly and seasonal milestones). Each Constituent is assigned a fixed multiplier value, where positive multipliers contribute to an increase in the Utah Mammoth Index value and negative multipliers contribute to a decrease in the Utah Mammoth Index value. Multiplier values remain fixed between scheduled reviews, are not adjusted on a discretionary basis, and are not modified intra-season. The value of the Utah Mammoth Index during a season is calculated by applying a seasonal adjustment factor to the relevant multiplier value for each Constituent, specifically 1.0 for regular season games and 1.5 for postseason games, and adding the resulting values to the value of the Utah Mammoth Index. Monthly and seasonal Milestone Constituents are only available for regular season games.

The Utah Mammoth Index is based solely on these statistical factors, and the performance of other professional hockey teams in the National Hockey League® (the “NHL”), or events outside of on-ice performance by the Utah Mammoth, will not impact the value of the Utah Mammoth Index. The Utah Mammoth Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. The Utah Mammoth Index will return to the base level of 7,500 thirty-two calendar days after the last game of the Stanley Cup Final.

The Utah Mammoth

The Utah Mammoth are a professional ice hockey team based in Salt Lake City, Utah, competing in the Central Division of the NHL’s Western Conference. During the 2025–2026 season, the Mammoth finished fourth in the Central Division, ranking 15th in standings points, 13th in goals for, 4th in goals against, and 10th in goal differential. The Mammoth were established in Utah in 2024 when the NHL relocated the Arizona Coyotes franchise. The Mammoth are currently owned by the Smith Entertainment Group, with Ryan Smith serving as Owner and Governor since 2024. The team has never won a Stanley Cup championship. Neither the Fund, the Trust, the Adviser, nor the Sub-Adviser is affiliated with the Utah Mammoth.

The Fund’s Investments

The Fund will obtain exposure to the Utah Mammoth Index either through one or more swap agreements or by investing in futures contracts that reference the Utah Mammoth Index that trade on an exchange registered with the CFTC (collectively, the “Financial Instruments”).

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to the Utah Mammoth Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may also purchase cash-settled futures contracts that reference the Utah Mammoth Index. In simplest terms, in a cash‑settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Utah Mammoth Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer‑dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer‑dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of futures contracts referencing the Utah Mammoth

Index may differ from that of the Utah Mammoth Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund will also invest in cash, cash-like instruments or other high-quality securities that serve as collateral or margin, manage liquidity, pay Fund expenses or pending investment in other instruments.  These investments may include (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund expects to gain investment exposure to the Utah Mammoth Index through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Financial Instruments in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure, investment advisory contracts as it relates to advisory agreements with the Subsidiary, and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

Fund Attributes

The Fund is a “non-diversified company” under the 1940 Act. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Financial Instruments that provide exposure to the Utah Mammoth Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

INVESTMENT STRATEGY RISK. The Fund, through the Subsidiary, invests in Financial Instruments that provide exposure to the Utah Mammoth Index. The Fund does not invest directly in prediction markets, event contracts, or other instruments that provide exposure to individual sporting event or season-long outcomes, nor does it invest in instruments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Financial Instruments, which may not accurately reflect the level of the Utah Mammoth Index. Consequently, the Fund’s performance may differ from the performance of the Utah Mammoth Index. Transaction costs (including those associated with futures investing), position limits, the availability of counterparties, and other factors may affect the cost and pricing of Financial Instruments and decrease the correlation between the performance of Financial Instruments and the Utah Mammoth Index over short- or long-term periods. Moreover, because the Utah Mammoth Index is uninvestable, the Fund can only gain exposure through the Financial Instruments, and differences between the prices of those instruments and the levels of the Utah Mammoth Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Utah Mammoth Index alone.

Utah Mammoth Index Investing Risk. The Fund is indirectly exposed to the risks of the Utah Mammoth Index through its investments in Financial Instruments. The Fund does not invest in the Utah Mammoth Index, which is an uninvestable index. The performance of the Utah Mammoth Index will be very different from a portfolio of Financial Instruments. The Utah Mammoth Index moves up or down based on the Constituents (which in turn are based on officially reported statistics from every game throughout the regular season and postseason). Poor statistical performance by the Utah Mammoth could have a significant negative impact on the level of the Utah Mammoth Index and therefore the value of the Fund. In addition, unlike instruments based on tradable reference assets, Financial Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index rather than the price of a tradable asset.

Concentrated Single-Team Exposure Risk.  The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Utah Mammoth) as measured by the Utah Mammoth Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s net asset value (“NAV”), heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including futures contracts that reference the Utah Mammoth Index, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in these instruments, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, as amended, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (the “CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Utah Mammoth Index and, consequently, the prices of Financial Instruments. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Utah Mammoth Index. Such persons could trade Financial Instruments or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Financial Instruments can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

Index Provider and Data Dependency Risk. The Utah Mammoth Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Utah Mammoth Index, Financial Instruments may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Utah Mammoth Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Financial Instruments could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Utah Mammoth Index could change materially and the futures market may not immediately price in such changes. The Utah Mammoth Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

League Credibility and Sports Integrity Risk. The Utah Mammoth Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or referee manipulation, could materially affect the statistical data upon which the Utah Mammoth Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Financial Instruments. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Financial Instruments. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Utah Mammoth Index and the Financial Instruments that reference it.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Financial Instruments depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004–2005. During any such period, no games would be played, the Utah Mammoth Index would not generate data, and trading in Financial Instruments could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, a shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption, or that the Fund will be able to recover any losses incurred as a result of such events.

Novel Market Risk. Financial Instruments, including swap agreements or futures contracts that reference the Utah Mammoth Index are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established markets, and pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Financial Instruments will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective. In such circumstances, the Fund’s performance may be adversely affected.

On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The value of the Utah Mammoth Index, and therefore the prices of Financial Instruments, are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 84 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Utah Mammoth Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Seasonality and Offseason Risk. The Utah Mammoth Index resets to a standardized base value 32 calendar days after the last game of the Stanley Cup. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Utah Mammoth Index moves in real-time based on officially reported game statistics, and the prices of Financial Instruments are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Utah Mammoth Index will not move because no games are being played, and the Fund’s exposure to Financial Instruments will behave differently than during the playing season. The Fund anticipates maintaining exposure to Financial Instruments during the offseason. Although the Utah Mammoth Index will be static during this period, the prices of Financial Instruments may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the Utah Mammoth Index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Financial Instruments will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Financial Instruments is derived from the statistical performance of a single professional sports team as measured by the Utah Mammoth Index. Successfully investing in Financial Instruments requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Utah Mammoth Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Financial Instruments at the time the Fund obtains exposure.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole-including the Subsidiary-will provide investors with 1940 Act protections.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Financial Instruments may have limited or no trading activity. Because the Utah Mammoth Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Fund Shares or when Financial Instruments are not actively trading. As a result, the opening price of Fund Shares and the prices of Financial Instruments on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Fund Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. The Fund will utilize swap agreements to derive exposure to the Utah Mammoth Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, the Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the Utah Mammoth Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If the Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the Utah Mammoth Index. Because the market for swaps referencing the Utah Mammoth Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent the Fund from providing its desired level of exposure to the Utah Mammoth Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to Utah Mammoth Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by the Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce the Fund’s returns and may cause the Fund to underperform the performance of the Utah Mammoth Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on the Fund’s returns.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CONCENTRATION RISK. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in Financial Instruments that provide exposure to the Utah Mammoth Index.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

COMMODITY REGULATORY RISK. The Fund’s use of the Financial Instruments subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self‑regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S.

regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.  This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE SHAREHOLDER RISK. Certain shareholders, including affiliated funds advised by the Adviser, may from time to time own a significant portion of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser (“Affiliate”), an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period solely to facilitate the commencement of the Fund or to help the Fund achieve a specified size or scale. There can be no assurance that any large shareholder will not redeem its investment, that the size of the Fund will be maintained at such levels, or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent that a significant percentage of the Fund’s shares are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Adviser or an Affiliate has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser  or an Affiliate. This may adversely affect the Fund’s performance if the Adviser is forced to sell portfolio securities or invest cash when it would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would, particularly if the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests.  In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified company”, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Special Tax Risks. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

The federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s swap strategy.  In general, income from swaps is recognized periodically over the term of the swaps.  Some swaps with substantial non-periodic payments are deemed to have an embedded loan.  In such a case, the Fund may recognize income without receiving cash.  The Fund would still be required to make sufficient distributions to maintain its RIC status, which may require selling assets or borrowing funds.  Other swaps are structured so that there are no periodic payments.  Such swaps may more properly be treated as a variation of a forward contract – although the IRS has issued proposed regulations that would treat them under the general swap regulations.  Forward contracts are generally treated as open contracts.  If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code.  Income from the swaps will be ordinary income, and disposition of such swaps may result in short-term capital gains or losses.  The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test alternatively as if the counter party were the issuer of the swaps and the issuer of the referenced security is the issuer of the swaps.  If the income is not qualifying income or the issuer of the swap contract is not appropriately the counterparty, the Fund could lose its own status as a RIC.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/[___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since the Fund’s inception in [____]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/[___].

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Roundhill Vancouver Canucks® ETF

Investment Objectives

The Roundhill Vancouver Canucks ETF (the “Fund” or “[___]”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.[__]%

(1)  The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)  “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in Financial Instruments (defined below) that provide exposure to the CME FSPI NHL Vancouver Canucks Index (the “Vancouver Canucks Index”). For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value. The Vancouver Canucks Index is administered and calculated by FutureSports (the “Index Provider”).

The Vancouver Canucks Index

The Vancouver Canucks Index is designed to measure the cumulative team performance of the Vancouver Canucks over the course of each season through the systemic aggregation of officially reported performance statistics. The Vancouver Canucks Index is a benchmark reference value and does not represent ownership of, or direct entitlement to, any team, league, sporting event, security, commodity, or other asset.

The Vancouver Canucks Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Vancouver Canucks Index is based on fifty-five statistical measures of performance (for purposes of the Vancouver Canucks Index, the “Constituents”) in continuous, live statistical values that underpin the value of the Vancouver Canucks Index which is calculated into a trackable and tradable number. The Constituents are structured across two principal categories: Statistical Constituents (encapsulating both positive and negative performance metrics based on specific outcomes realized by the team during a single game) and Milestone Constituents (encapsulating performance metrics based on specific threshold levels of statistical constituents or unique events performed by the team during either a single game or multiple games, including monthly and seasonal milestones). Each Constituent is assigned a fixed multiplier value, where positive multipliers contribute to an increase in the Vancouver Canucks Index value and negative multipliers contribute to a decrease in the Vancouver Canucks Index value. Multiplier values remain fixed between scheduled reviews, are not adjusted on a discretionary basis, and are not modified intra-season. The value of the Vancouver Canucks Index during a season is calculated by applying a seasonal adjustment factor to the relevant multiplier value for each Constituent, specifically 1.0 for regular season games and 1.5 for postseason games, and adding the resulting values to the value of the Vancouver Canucks Index. Monthly and seasonal Milestone Constituents are only available for regular season games.

The Vancouver Canucks Index is based solely on these statistical factors, and the performance of other professional hockey teams in the National Hockey League® (the “NHL”), or events outside of on-ice performance by the Vancouver Canucks, will not impact the value of the Vancouver Canucks Index. The Vancouver Canucks Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. The Vancouver Canucks Index will return to the base level of 7,500 thirty-two calendar days after the last game of the Stanley Cup Final.

The Vancouver Canucks

The Vancouver Canucks are a professional ice hockey team based in Vancouver, British Columbia, competing in the Pacific Division of the NHL’s Western Conference. During the 2025–2026 season, the Canucks finished last in the Pacific Division, ranking 32nd in standings points, 30th in goals for, 32nd in goals against, and 32nd in goal differential. The Canucks were founded in 1970 by businessman Tom Scallen. The Canucks are currently owned by the Aquilini family, with Francesco Aquilini serving as Chairman and Governor since 2006. The team has never won a Stanley Cup championship. Neither the Fund, the Trust, the Adviser, nor the Sub-Adviser is affiliated with the Vancouver Canucks.

The Fund’s Investments

The Fund will obtain exposure to the Vancouver Canucks Index either through one or more swap agreements or by investing in futures contracts that reference the Vancouver Canucks Index that trade on an exchange registered with the CFTC (collectively, the “Financial Instruments”).

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to the Vancouver Canucks Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may also purchase cash-settled futures contracts that reference the Vancouver Canucks Index. In simplest terms, in a cash‑settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Vancouver Canucks Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer‑dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer‑dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of futures contracts referencing the Vancouver Canucks Index may differ from that of the Vancouver Canucks Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund will also invest in cash, cash-like instruments or other high-quality securities that serve as collateral or margin, manage liquidity, pay Fund expenses or pending investment in other instruments.  These investments may include (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund expects to gain investment exposure to the Vancouver Canucks Index through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Financial Instruments in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure, investment advisory contracts as it relates to advisory agreements with the Subsidiary, and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

Fund Attributes

The Fund is a “non-diversified company” under the 1940 Act. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Financial Instruments that provide exposure to the Vancouver Canucks Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

INVESTMENT STRATEGY RISK. The Fund, through the Subsidiary, invests in Financial Instruments that provide exposure to the Vancouver Canucks Index. The Fund does not invest directly in prediction markets, event contracts, or other instruments that provide exposure to individual sporting event or season-long outcomes, nor does it invest in instruments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Financial Instruments, which may not accurately reflect the level of the Vancouver Canucks Index. Consequently, the Fund’s performance may differ from the performance of the Vancouver

Canucks Index. Transaction costs (including those associated with futures investing), position limits, the availability of counterparties, and other factors may affect the cost and pricing of Financial Instruments and decrease the correlation between the performance of Financial Instruments and the Vancouver Canucks Index over short- or long-term periods. Moreover, because the Vancouver Canucks Index is uninvestable, the Fund can only gain exposure through the Financial Instruments, and differences between the prices of those instruments and the levels of the Vancouver Canucks Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Vancouver Canucks Index alone.

Vancouver Canucks Index Investing Risk. The Fund is indirectly exposed to the risks of the Vancouver Canucks Index through its investments in Financial Instruments. The Fund does not invest in the Vancouver Canucks Index, which is an uninvestable index. The performance of the Vancouver Canucks Index will be very different from a portfolio of Financial Instruments. The Vancouver Canucks Index moves up or down based on the Constituents (which in turn are based on officially reported statistics from every game throughout the regular season and postseason). Poor statistical performance by the Vancouver Canucks could have a significant negative impact on the level of the Vancouver Canucks Index and therefore the value of the Fund. In addition, unlike instruments based on tradable reference assets, Financial Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index rather than the price of a tradable asset.

Concentrated Single-Team Exposure Risk.  The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Vancouver Canucks) as measured by the Vancouver Canucks Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s net asset value (“NAV”), heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including futures contracts that reference the Vancouver Canucks Index, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in these instruments, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, as amended, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (the “CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Vancouver Canucks Index and, consequently, the prices of Financial Instruments. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Vancouver Canucks Index. Such persons could trade Financial Instruments or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Financial Instruments can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

Index Provider and Data Dependency Risk. The Vancouver Canucks Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Vancouver Canucks Index, Financial Instruments may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Vancouver Canucks Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Financial Instruments could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Vancouver Canucks Index could change materially and the futures market may not immediately price in such changes. The Vancouver Canucks Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

League Credibility and Sports Integrity Risk. The Vancouver Canucks Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or referee manipulation, could materially affect the statistical data upon which the Vancouver Canucks Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Financial Instruments. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Financial Instruments. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Vancouver Canucks Index and the Financial Instruments that reference it.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Financial Instruments depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004–2005. During any such period, no games would be played, the Vancouver Canucks Index would not generate data, and trading in Financial Instruments could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, a shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption, or that the Fund will be able to recover any losses incurred as a result of such events.

Novel Market Risk. Financial Instruments, including swap agreements or futures contracts that reference the Vancouver Canucks Index are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established markets, and pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Financial Instruments will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective. In such circumstances, the Fund’s performance may be adversely affected.

On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The value of the Vancouver Canucks Index, and therefore the prices of Financial Instruments, are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 84 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Vancouver Canucks Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Seasonality and Offseason Risk. The Vancouver Canucks Index resets to a standardized base value 32 calendar days after the last game of the Stanley Cup. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Vancouver Canucks Index moves in real-time based on officially reported game statistics, and the prices of Financial Instruments are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Vancouver Canucks Index will not move because no games are being played, and the Fund’s exposure to Financial Instruments will behave differently than during the playing season. The Fund anticipates maintaining exposure to Financial Instruments during the offseason. Although the Vancouver Canucks Index will be static during this period, the prices of Financial Instruments may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the Vancouver Canucks Index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Financial Instruments will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Financial Instruments is derived from the statistical performance of a single professional sports team as measured by the Vancouver Canucks Index. Successfully investing in Financial Instruments requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Vancouver Canucks Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Financial Instruments at the time the Fund obtains exposure.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole-including the Subsidiary-will provide investors with 1940 Act protections.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Financial Instruments may have limited or no trading activity. Because the Vancouver Canucks Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Fund Shares or when Financial Instruments are not actively trading. As a result, the opening price of Fund Shares and the prices of Financial Instruments on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Fund Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. The Fund will utilize swap agreements to derive exposure to the Vancouver Canucks Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, the Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the Vancouver Canucks Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If the Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the Vancouver Canucks Index. Because the market for swaps referencing the Vancouver Canucks Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent the Fund from providing its desired level of exposure to the Vancouver Canucks Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to Vancouver Canucks Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by the Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce the Fund’s returns and may cause the Fund to underperform the performance of the Vancouver Canucks Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on the Fund’s returns.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CONCENTRATION RISK. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in Financial Instruments that provide exposure to the Vancouver Canucks Index.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

COMMODITY REGULATORY RISK. The Fund’s use of the Financial Instruments subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self‑regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S.

regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.  This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE SHAREHOLDER RISK. Certain shareholders, including affiliated funds advised by the Adviser, may from time to time own a significant portion of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser (“Affiliate”), an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period solely to facilitate the commencement of the Fund or to help the Fund achieve a specified size or scale. There can be no assurance that any large shareholder will not redeem its investment, that the size of the Fund will be maintained at such levels, or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent that a significant percentage of the Fund’s shares are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Adviser or an Affiliate has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser  or an Affiliate. This may adversely affect the Fund’s performance if the Adviser is forced to sell portfolio securities or invest cash when it would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would, particularly if the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests.  In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified company”, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Special Tax Risks. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

The federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s swap strategy.  In general, income from swaps is recognized periodically over the term of the swaps.  Some swaps with substantial non-periodic payments are deemed to have an embedded loan.  In such a case, the Fund may recognize income without receiving cash.  The Fund would still be required to make sufficient distributions to maintain its RIC status, which may require selling assets or borrowing funds.  Other swaps are structured so that there are no periodic payments.  Such swaps may more properly be treated as a variation of a forward contract – although the IRS has issued proposed regulations that would treat them under the general swap regulations.  Forward contracts are generally treated as open contracts.  If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code.  Income from the swaps will be ordinary income, and disposition of such swaps may result in short-term capital gains or losses.  The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test alternatively as if the counter party were the issuer of the swaps and the issuer of the referenced security is the issuer of the swaps.  If the income is not qualifying income or the issuer of the swap contract is not appropriately the counterparty, the Fund could lose its own status as a RIC.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/[___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since the Fund’s inception in [____]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/[___].

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Roundhill Vegas Golden Knights® ETF

Investment Objectives

The Roundhill Vegas Golden Knights ETF (the “Fund” or “[___]”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.[__]%

(1)  The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)  “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in Financial Instruments (defined below) that provide exposure to the CME FSPI NHL Vegas Golden Knights Index (the “Vegas Golden Knights Index”). For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value. The Vegas Golden Knights Index is administered and calculated by FutureSports (the “Index Provider”).

The Vegas Golden Knights Index

The Vegas Golden Knights Index is designed to measure the cumulative team performance of the Vegas Golden Knights over the course of each season through the systemic aggregation of officially reported performance statistics. The Vegas Golden Knights Index is a benchmark reference value and does not represent ownership of, or direct entitlement to, any team, league, sporting event, security, commodity, or other asset.

The Vegas Golden Knights Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Vegas Golden Knights Index is based on fifty-five statistical measures of performance (for purposes of the Vegas Golden Knights Index, the “Constituents”) in continuous, live statistical values that underpin the value of the Vegas Golden Knights Index which is calculated into a trackable and tradable number. The Constituents are structured across two principal categories: Statistical Constituents (encapsulating both positive and negative performance metrics based on specific outcomes realized by the team during a single game) and Milestone Constituents (encapsulating performance metrics based on specific threshold levels of statistical constituents or unique events performed by the team during either a single game or multiple games, including monthly and seasonal milestones). Each Constituent is assigned a fixed multiplier value, where positive multipliers contribute to an increase in the Vegas Golden Knights Index value and negative multipliers contribute to a decrease in the Vegas Golden Knights Index value. Multiplier values remain fixed between scheduled reviews, are not adjusted on a discretionary basis, and are not modified intra-season. The value of the Vegas Golden Knights Index during a season is calculated by applying a seasonal adjustment factor to the relevant multiplier value for each Constituent, specifically 1.0 for regular season games and 1.5 for postseason games, and adding the resulting values to the value of the Vegas Golden Knights Index. Monthly and seasonal Milestone Constituents are only available for regular season games.

The Vegas Golden Knights Index is based solely on these statistical factors, and the performance of other professional hockey teams in the National Hockey League® (the “NHL”), or events outside of on-ice performance by the Vegas Golden Knights, will not impact the value of the Vegas Golden Knights Index. The Vegas Golden Knights Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. The Vegas Golden Knights Index will return to the base level of 7,500 thirty-two calendar days after the last game of the Stanley Cup Final.

The Vegas Golden Knights

The Vegas Golden Knights are a professional ice hockey team based in Las Vegas, Nevada, competing in the Pacific Division of the NHL’s Western Conference. During the 2025–2026 season, the Golden Knights finished first in the Pacific Division, ranking 12th in standings points, 14th in goals for, 13th in goals against, and 12th in goal differential. The Golden Knights were founded in 2017 by businessman Bill Foley. The Golden Knights are currently owned by Bill Foley, serving as Chairman and Governor since 2017. The team has won one Stanley Cup championship, capturing the title in 2023. Neither the Fund, the Trust, the Adviser, nor the Sub-Adviser is affiliated with the Vegas Golden Knights.

The Fund’s Investments

The Fund will obtain exposure to the Vegas Golden Knights Index either through one or more swap agreements or by investing in futures contracts that reference the Vegas Golden Knights Index that trade on an exchange registered with the CFTC (collectively, the “Financial Instruments”).

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to the Vegas Golden Knights Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may also purchase cash-settled futures contracts that reference the Vegas Golden Knights Index. In simplest terms, in a cash‑settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Vegas Golden Knights Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer‑dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer‑dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of futures contracts referencing the Vegas Golden Knights Index may differ from that of the Vegas Golden Knights Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund will also invest in cash, cash-like instruments or other high-quality securities that serve as collateral or margin, manage liquidity, pay Fund expenses or pending investment in other instruments.  These investments may include (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund expects to gain investment exposure to the Vegas Golden Knights Index through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Financial Instruments in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure, investment advisory contracts as it relates to advisory agreements with the Subsidiary, and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

Fund Attributes

The Fund is a “non-diversified company” under the 1940 Act. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Financial Instruments that provide exposure to the Vegas Golden Knights Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

INVESTMENT STRATEGY RISK. The Fund, through the Subsidiary, invests in Financial Instruments that provide exposure to the Vegas Golden Knights Index. The Fund does not invest directly in prediction markets, event contracts, or other instruments that provide exposure to individual sporting event or season-long outcomes, nor does it invest in instruments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Financial Instruments, which may not accurately reflect the level of the Vegas Golden Knights Index. Consequently, the Fund’s performance may differ from the performance of the Vegas Golden Knights Index. Transaction costs (including those associated with futures investing), position limits, the availability of counterparties, and other factors may affect the cost and pricing of Financial Instruments and decrease the correlation between the performance of Financial Instruments and the Vegas Golden Knights Index over short- or long-term periods. Moreover, because the Vegas Golden Knights Index is uninvestable, the Fund can only gain exposure through the Financial Instruments, and differences between the prices of those instruments and the levels of the Vegas Golden Knights Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Vegas Golden Knights Index alone.

Vegas Golden Knights Index Investing Risk. The Fund is indirectly exposed to the risks of the Vegas Golden Knights Index through its investments in Financial Instruments. The Fund does not invest in the Vegas Golden Knights Index, which is an uninvestable index. The performance of the Vegas Golden Knights Index will be very different from a portfolio of Financial Instruments. The Vegas Golden Knights Index moves up or down based on the Constituents (which in turn are based on officially reported statistics from every game throughout the regular season and postseason). Poor statistical performance by the Vegas Golden Knights could have a significant negative impact on the level of the Vegas Golden Knights Index and therefore the value of the Fund. In addition, unlike instruments based on tradable reference assets, Financial Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index rather than the price of a tradable asset.

Concentrated Single-Team Exposure Risk.  The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Vegas Golden Knights) as measured by the Vegas Golden Knights Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s net asset value (“NAV”), heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including futures contracts that reference the Vegas Golden Knights Index, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in these instruments, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, as amended, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (the “CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Vegas Golden Knights Index and, consequently, the prices of Financial Instruments. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Vegas Golden Knights Index. Such persons could trade Financial Instruments or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Financial Instruments can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

Index Provider and Data Dependency Risk. The Vegas Golden Knights Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Vegas Golden Knights Index, Financial Instruments may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Vegas Golden Knights Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Financial Instruments could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Vegas Golden Knights Index could change materially and the futures market may not immediately price in such changes. The Vegas Golden Knights Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

League Credibility and Sports Integrity Risk. The Vegas Golden Knights Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or referee manipulation, could materially affect the statistical data upon which the Vegas Golden Knights Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Financial Instruments. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Financial Instruments. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Vegas Golden Knights Index and the Financial Instruments that reference it.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Financial Instruments depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004–2005. During any such period, no games would be played, the Vegas Golden Knights Index would not generate data, and trading in Financial Instruments could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, a shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption, or that the Fund will be able to recover any losses incurred as a result of such events.

Novel Market Risk. Financial Instruments, including swap agreements or futures contracts that reference the Vegas Golden Knights Index are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established markets, and pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Financial Instruments will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective. In such circumstances, the Fund’s performance may be adversely affected.

On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The value of the Vegas Golden Knights Index, and therefore the prices of Financial Instruments, are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 84 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Vegas Golden Knights Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Seasonality and Offseason Risk. The Vegas Golden Knights Index resets to a standardized base value 32 calendar days after the last game of the Stanley Cup. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Vegas Golden Knights Index moves in real-time based on officially reported game statistics, and the prices of Financial Instruments are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Vegas Golden Knights Index will not move because no games are being played, and the Fund’s exposure to Financial Instruments will behave differently than during the playing season. The Fund anticipates maintaining exposure to Financial Instruments during the offseason. Although the Vegas Golden Knights Index will be static during this period, the prices of Financial Instruments may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the Vegas Golden Knights Index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Financial Instruments will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Financial Instruments is derived from the statistical performance of a single professional sports team as measured by the Vegas Golden Knights Index. Successfully investing in Financial Instruments requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Vegas Golden Knights Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Financial Instruments at the time the Fund obtains exposure.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole-including the Subsidiary-will provide investors with 1940 Act protections.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Financial Instruments may have limited or no trading activity. Because the Vegas Golden Knights Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Fund Shares or when Financial Instruments are not actively trading. As a result, the opening price of Fund Shares and the prices of Financial Instruments on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Fund Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. The Fund will utilize swap agreements to derive exposure to the Vegas Golden Knights Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, the Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the Vegas Golden Knights Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If the Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the Vegas Golden Knights Index. Because the market for swaps referencing the Vegas Golden Knights Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent the Fund from providing its desired level of exposure to the Vegas Golden Knights Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to Vegas Golden Knights Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by the Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce the Fund’s returns and may cause the Fund to underperform the performance of the Vegas Golden Knights Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on the Fund’s returns.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CONCENTRATION RISK. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in Financial Instruments that provide exposure to the Vegas Golden Knights Index.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

COMMODITY REGULATORY RISK. The Fund’s use of the Financial Instruments subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self‑regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.  This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE SHAREHOLDER RISK. Certain shareholders, including affiliated funds advised by the Adviser, may from time to time own a significant portion of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser (“Affiliate”), an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period solely to facilitate the commencement of the Fund or to help the Fund achieve a specified size or scale. There can be no assurance that any large shareholder will not redeem its investment, that the size of the Fund will be maintained at such levels, or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent that a significant percentage of the Fund’s shares are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Adviser or an Affiliate has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser  or an Affiliate. This may adversely affect the Fund’s performance if the Adviser is forced to sell portfolio securities or invest cash when it would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would, particularly if the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests.  In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified company”, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Special Tax Risks. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

The federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s swap strategy.  In general, income from swaps is recognized periodically over the term of the swaps.  Some swaps with substantial non-periodic payments are deemed to have an embedded loan.  In such a case, the Fund may recognize income without receiving cash.  The Fund would still be required to make sufficient distributions to maintain its RIC status, which may require selling assets or borrowing funds.  Other swaps are structured so that there are no periodic payments.  Such swaps may more properly be treated as a variation of a forward contract – although the IRS has issued proposed regulations that would treat them under the general swap regulations.  Forward contracts are generally treated as open contracts.  If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code.  Income from the swaps will be ordinary income, and disposition of such swaps may result in short-term capital gains or losses.  The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test alternatively as if the counter party were the issuer of the swaps and the issuer of the referenced security is the issuer of the swaps.  If the income is not qualifying income or the issuer of the swap contract is not appropriately the counterparty, the Fund could lose its own status as a RIC.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/[___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since the Fund’s inception in [____]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/[___].

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Roundhill Washington Capitals® ETF

Investment Objectives

The Roundhill Washington Capitals ETF (the “Fund” or “[___]”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.[__]%

(1)  The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)  “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in Financial Instruments (defined below) that provide exposure to the CME FSPI NHL Washington Capitals Index (the “Washington Capitals Index”). For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value. The Washington Capitals Index is administered and calculated by FutureSports (the “Index Provider”).

The Washington Capitals Index

The Washington Capitals Index is designed to measure the cumulative team performance of the Washington Capitals over the course of each season through the systemic aggregation of officially reported performance statistics. The Washington Capitals Index is a benchmark reference value and does not represent ownership of, or direct entitlement to, any team, league, sporting event, security, commodity, or other asset.

The Washington Capitals Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Washington Capitals Index is based on fifty-five statistical measures of performance (for purposes of the Washington Capitals Index, the “Constituents”) in continuous, live statistical values that underpin the value of the Washington Capitals Index which is calculated into a trackable and tradable number. The Constituents are structured across two principal categories: Statistical Constituents (encapsulating both positive and negative performance metrics based on specific outcomes realized by the team during a single game) and Milestone Constituents (encapsulating performance metrics based on specific threshold levels of statistical constituents or unique events performed by the team during either a single game or multiple games, including monthly and seasonal milestones). Each Constituent is assigned a fixed multiplier value, where positive multipliers contribute to an increase in the Washington Capitals Index value and negative multipliers contribute to a decrease in the Washington Capitals Index value. Multiplier values remain fixed between scheduled reviews, are not adjusted on a discretionary basis, and are not modified intra-season. The value of the Washington Capitals Index during a season is calculated by applying a seasonal adjustment factor to the relevant multiplier value for each Constituent, specifically 1.0 for regular season games and 1.5 for postseason games, and adding the resulting values to the value of the Washington Capitals Index. Monthly and seasonal Milestone Constituents are only available for regular season games.

The Washington Capitals Index is based solely on these statistical factors, and the performance of other professional hockey teams in the National Hockey League® (the “NHL”), or events outside of on-ice performance by the Washington Capitals, will not impact the value of the Washington Capitals Index. The Washington Capitals Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. The Washington Capitals Index will return to the base level of 7,500 thirty-two calendar days after the last game of the Stanley Cup Final.

The Washington Capitals

The Washington Capitals are a professional ice hockey team based in Washington, D.C., competing in the Metropolitan Division of the NHL’s Eastern Conference. During the 2025–2026 season, the Capitals finished fourth in the Metropolitan Division, ranking 13th in standings points, 15th in goals for, 10th in goals against, and 11th in goal differential. The Capitals were founded in 1974 by businessman Abe Pollin. The Capitals are currently owned by Ted Leonsis through Monumental Sports & Entertainment, serving as Governor since 1999. The team has won one Stanley Cup championship, capturing the title in 2018. Neither the Fund, the Trust, the Adviser, nor the Sub-Adviser is affiliated with the Washington Capitals.

The Fund’s Investments

The Fund will obtain exposure to the Washington Capitals Index either through one or more swap agreements or by investing in futures contracts that reference the Washington Capitals Index that trade on an exchange registered with the CFTC (collectively, the “Financial Instruments”).

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to the Washington Capitals Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may also purchase cash-settled futures contracts that reference the Washington Capitals Index. In simplest terms, in a cash‑settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Washington Capitals Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer‑dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer‑dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of futures contracts referencing the Washington

Capitals Index may differ from that of the Washington Capitals Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund will also invest in cash, cash-like instruments or other high-quality securities that serve as collateral or margin, manage liquidity, pay Fund expenses or pending investment in other instruments.  These investments may include (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund expects to gain investment exposure to the Washington Capitals Index through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Financial Instruments in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure, investment advisory contracts as it relates to advisory agreements with the Subsidiary, and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

Fund Attributes

The Fund is a “non-diversified company” under the 1940 Act. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Financial Instruments that provide exposure to the Washington Capitals Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

INVESTMENT STRATEGY RISK. The Fund, through the Subsidiary, invests in Financial Instruments that provide exposure to the Washington Capitals Index. The Fund does not invest directly in prediction markets, event contracts, or other instruments that provide exposure to individual sporting event or season-long outcomes, nor does it invest in instruments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Financial Instruments, which may not accurately reflect the level of the Washington Capitals Index. Consequently, the Fund’s performance may differ from the performance of the Washington Capitals Index. Transaction costs (including those associated with futures investing), position limits, the availability of counterparties, and other factors may affect the cost and pricing of Financial Instruments and decrease the correlation between the performance of Financial Instruments and the Washington Capitals Index over short- or long-term periods. Moreover, because the Washington Capitals Index is uninvestable, the Fund can only gain exposure through the Financial Instruments, and differences between the prices of those instruments and the levels of the Washington Capitals Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Washington Capitals Index alone.

Washington Capitals Index Investing Risk. The Fund is indirectly exposed to the risks of the Washington Capitals Index through its investments in Financial Instruments. The Fund does not invest in the Washington Capitals Index, which is an uninvestable index. The performance of the Washington Capitals Index will be very different from a portfolio of Financial Instruments. The Washington Capitals Index moves up or down based on the Constituents (which in turn are based on officially reported statistics from every game throughout the regular season and postseason). Poor statistical performance by the Washington Capitals could have a significant negative impact on the level of the Washington Capitals Index and therefore the value of the Fund. In addition, unlike instruments based on tradable reference assets, Financial Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index rather than the price of a tradable asset.

Concentrated Single-Team Exposure Risk.  The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Washington Capitals) as measured by the Washington Capitals Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s net asset value (“NAV”), heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including futures contracts that reference the Washington Capitals Index, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in these instruments, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, as amended, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (the “CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Washington Capitals Index and, consequently, the prices of Financial Instruments. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Washington Capitals Index. Such persons could trade Financial Instruments or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Financial Instruments can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

Index Provider and Data Dependency Risk. The Washington Capitals Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Washington Capitals Index, Financial Instruments may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Washington Capitals Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Financial Instruments could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Washington Capitals Index could change materially and the futures market may not immediately price in such changes. The Washington Capitals Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

League Credibility and Sports Integrity Risk. The Washington Capitals Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or referee manipulation, could materially affect the statistical data upon which the Washington Capitals Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Financial Instruments. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Financial Instruments. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Washington Capitals Index and the Financial Instruments that reference it.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Financial Instruments depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004–2005. During any such period, no games would be played, the Washington Capitals Index would not generate data, and trading in Financial Instruments could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, a shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption, or that the Fund will be able to recover any losses incurred as a result of such events.

Novel Market Risk. Financial Instruments, including swap agreements or futures contracts that reference the Washington Capitals Index are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established markets, and pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Financial Instruments will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective. In such circumstances, the Fund’s performance may be adversely affected.

On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The value of the Washington Capitals Index, and therefore the prices of Financial Instruments, are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 84 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Washington Capitals Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Seasonality and Offseason Risk. The Washington Capitals Index resets to a standardized base value 32 calendar days after the last game of the Stanley Cup. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Washington Capitals Index moves in real-time based on officially reported game statistics, and the prices of Financial Instruments are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Washington Capitals Index will not move because no games are being played, and the Fund’s exposure to Financial Instruments will behave differently than during the playing season. The Fund anticipates maintaining exposure to Financial Instruments during the offseason. Although the Washington Capitals Index will be static during this period, the prices of Financial Instruments may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the Washington Capitals Index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Financial Instruments will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Financial Instruments is derived from the statistical performance of a single professional sports team as measured by the Washington Capitals Index. Successfully investing in Financial Instruments requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Washington Capitals Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Financial Instruments at the time the Fund obtains exposure.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole-including the Subsidiary-will provide investors with 1940 Act protections.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Financial Instruments may have limited or no trading activity. Because the Washington Capitals Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Fund Shares or when Financial Instruments are not actively trading. As a result, the opening price of Fund Shares and the prices of Financial Instruments on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Fund Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. The Fund will utilize swap agreements to derive exposure to the Washington Capitals Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, the Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the Washington Capitals Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If the Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the Washington Capitals Index. Because the market for swaps referencing the Washington Capitals Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent the Fund from providing its desired level of exposure to the Washington Capitals Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to Washington Capitals Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by the Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce the Fund’s returns and may cause the Fund to underperform the performance of the Washington Capitals Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on the Fund’s returns.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CONCENTRATION RISK. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in Financial Instruments that provide exposure to the Washington Capitals Index.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

COMMODITY REGULATORY RISK. The Fund’s use of the Financial Instruments subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self‑regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.  This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE SHAREHOLDER RISK. Certain shareholders, including affiliated funds advised by the Adviser, may from time to time own a significant portion of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser (“Affiliate”), an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period solely to facilitate the commencement of the Fund or to help the Fund achieve a specified size or scale. There can be no assurance that any large shareholder will not redeem its investment, that the size of the Fund will be maintained at such levels, or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent that a significant percentage of the Fund’s shares are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Adviser or an Affiliate has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser  or an Affiliate. This may adversely affect the Fund’s performance if the Adviser is forced to sell portfolio securities or invest cash when it would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would, particularly if the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests.  In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified company”, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Special Tax Risks. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

The federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s swap strategy.  In general, income from swaps is recognized periodically over the term of the swaps.  Some swaps with substantial non-periodic payments are deemed to have an embedded loan.  In such a case, the Fund may recognize income without receiving cash.  The Fund would still be required to make sufficient distributions to maintain its RIC status, which may require selling assets or borrowing funds.  Other swaps are structured so that there are no periodic payments.  Such swaps may more properly be treated as a variation of a forward contract – although the IRS has issued proposed regulations that would treat them under the general swap regulations.  Forward contracts are generally treated as open contracts.  If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code.  Income from the swaps will be ordinary income, and disposition of such swaps may result in short-term capital gains or losses.  The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test alternatively as if the counter party were the issuer of the swaps and the issuer of the referenced security is the issuer of the swaps.  If the income is not qualifying income or the issuer of the swap contract is not appropriately the counterparty, the Fund could lose its own status as a RIC.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/[___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since the Fund’s inception in [____]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/[___].

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Roundhill Winnipeg Jets® ETF

Investment Objectives

The Roundhill Winnipeg Jets ETF (the “Fund” or “[___]”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.[__]%

(1)  The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)  “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in Financial Instruments (defined below) that provide exposure to the CME FSPI NHL Winnipeg Jets Index (the “Winnipeg Jets Index”). For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and futures contracts) will be valued at their notional value. The Winnipeg Jets Index is administered and calculated by FutureSports (the “Index Provider”).

The Winnipeg Jets Index

The Winnipeg Jets Index is designed to measure the cumulative team performance of the Winnipeg Jets over the course of each season through the systemic aggregation of officially reported performance statistics. The Winnipeg Jets Index is a benchmark reference value and does not represent ownership of, or direct entitlement to, any team, league, sporting event, security, commodity, or other asset.

The Winnipeg Jets Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Winnipeg Jets Index is based on fifty-five statistical measures of performance (for purposes of the Winnipeg Jets Index, the “Constituents”) in continuous, live statistical values that underpin the value of the Winnipeg Jets Index which is calculated into a trackable and tradable number. The Constituents are structured across two principal categories: Statistical Constituents (encapsulating both positive and negative performance metrics based on specific outcomes realized by the team during a single game) and Milestone Constituents (encapsulating performance metrics based on specific threshold levels of statistical constituents or unique events performed by the team during either a single game or multiple games, including monthly and seasonal milestones). Each Constituent is assigned a fixed multiplier value, where positive multipliers contribute to an increase in the Winnipeg Jets Index value and negative multipliers contribute to a decrease in the Winnipeg Jets Index value. Multiplier values remain fixed between scheduled reviews, are not adjusted on a discretionary basis, and are not modified intra-season. The value of the Winnipeg Jets Index during a season is calculated by applying a seasonal adjustment factor to the relevant multiplier value for each Constituent, specifically 1.0 for regular season games and 1.5 for postseason games, and adding the resulting values to the value of the Winnipeg Jets Index. Monthly and seasonal Milestone Constituents are only available for regular season games.

The Winnipeg Jets Index is based solely on these statistical factors, and the performance of other professional hockey teams in the National Hockey League® (the “NHL”), or events outside of on-ice performance by the Winnipeg Jets, will not impact the value of the Winnipeg Jets Index. The Winnipeg Jets Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. The Winnipeg Jets Index will return to the base level of 7,500 thirty-two calendar days after the last game of the Stanley Cup Final.

The Winnipeg Jets

The Winnipeg Jets are a professional ice hockey team based in Winnipeg, Manitoba, competing in the Central Division of the NHL’s Western Conference. During the 2025–2026 season, the Jets finished seventh in the Central Division, ranking 26th in standings points, 24th in goals for, 22nd in goals against, and 25th in goal differential. The Jets were established in 2011 when the Atlanta Thrashers relocated to Winnipeg, with the Thrashers franchise originally founded in 1999. The Jets are currently owned by True North Sports & Entertainment, with Mark Chipman serving as Chairman since 2011. The team has never won a Stanley Cup championship. Neither the Fund, the Trust, the Adviser, nor the Sub-Adviser is affiliated with the Winnipeg Jets.

The Fund’s Investments

The Fund will obtain exposure to the Winnipeg Jets Index either through one or more swap agreements or by investing in futures contracts that reference the Winnipeg Jets Index that trade on an exchange registered with the CFTC (collectively, the “Financial Instruments”).

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to the Winnipeg Jets Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may also purchase cash-settled futures contracts that reference the Winnipeg Jets Index. In simplest terms, in a cash‑settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Winnipeg Jets Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer‑dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer‑dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of futures contracts referencing the Winnipeg Jets

Index may differ from that of the Winnipeg Jets Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund will also invest in cash, cash-like instruments or other high-quality securities that serve as collateral or margin, manage liquidity, pay Fund expenses or pending investment in other instruments.  These investments may include (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund expects to gain investment exposure to the Winnipeg Jets Index through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Financial Instruments in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure, investment advisory contracts as it relates to advisory agreements with the Subsidiary, and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

Fund Attributes

The Fund is a “non-diversified company” under the 1940 Act. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Financial Instruments that provide exposure to the Winnipeg Jets Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

INVESTMENT STRATEGY RISK. The Fund, through the Subsidiary, invests in Financial Instruments that provide exposure to the Winnipeg Jets Index. The Fund does not invest directly in prediction markets, event contracts, or other instruments that provide exposure to individual sporting event or season-long outcomes, nor does it invest in instruments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Financial Instruments, which may not accurately reflect the level of the Winnipeg Jets Index. Consequently, the Fund’s performance may differ from the performance of the Winnipeg Jets Index. Transaction costs (including those associated with futures investing), position limits, the availability of counterparties, and other factors may affect the cost and pricing of Financial Instruments and decrease the correlation between the performance of Financial Instruments and the Winnipeg Jets Index over short- or long-term periods. Moreover, because the Winnipeg Jets Index is uninvestable, the Fund can only gain exposure through the Financial Instruments, and differences between the prices of those instruments and the levels of the Winnipeg Jets Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Winnipeg Jets Index alone.

Winnipeg Jets Index Investing Risk. The Fund is indirectly exposed to the risks of the Winnipeg Jets Index through its investments in Financial Instruments. The Fund does not invest in the Winnipeg Jets Index, which is an uninvestable index. The performance of the Winnipeg Jets Index will be very different from a portfolio of Financial Instruments. The Winnipeg Jets Index moves up or down based on the Constituents (which in turn are based on officially reported statistics from every game throughout the regular season and postseason). Poor statistical performance by the Winnipeg Jets could have a significant negative impact on the level of the Winnipeg Jets Index and therefore the value of the Fund. In addition, unlike instruments based on tradable reference assets, Financial Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index rather than the price of a tradable asset.

Concentrated Single-Team Exposure Risk.  The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Winnipeg Jets) as measured by the Winnipeg Jets Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in the Fund’s net asset value (“NAV”), heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including futures contracts that reference the Winnipeg Jets Index, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in these instruments, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, as amended, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (the “CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Winnipeg Jets Index and, consequently, the prices of Financial Instruments. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Winnipeg Jets Index. Such persons could trade Financial Instruments or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Financial Instruments can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

Index Provider and Data Dependency Risk. The Winnipeg Jets Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Winnipeg Jets Index, Financial Instruments may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Winnipeg Jets Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Financial Instruments could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Winnipeg Jets Index could change materially and the futures market may not immediately price in such changes. The Winnipeg Jets Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

League Credibility and Sports Integrity Risk. The Winnipeg Jets Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or referee manipulation, could materially affect the statistical data upon which the Winnipeg Jets Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Financial Instruments. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Financial Instruments. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Winnipeg Jets Index and the Financial Instruments that reference it.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Financial Instruments depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004–2005. During any such period, no games would be played, the Winnipeg Jets Index would not generate data, and trading in Financial Instruments could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, a shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption, or that the Fund will be able to recover any losses incurred as a result of such events.

Novel Market Risk. Financial Instruments, including swap agreements or futures contracts that reference the Winnipeg Jets Index are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established markets, and pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Financial Instruments will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective. In such circumstances, the Fund’s performance may be adversely affected.

On-Ice Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The value of the Winnipeg Jets Index, and therefore the prices of Financial Instruments, are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 84 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Winnipeg Jets Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Seasonality and Offseason Risk. The Winnipeg Jets Index resets to a standardized base value 32 calendar days after the last game of the Stanley Cup. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Winnipeg Jets Index moves in real-time based on officially reported game statistics, and the prices of Financial Instruments are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Winnipeg Jets Index will not move because no games are being played, and the Fund’s exposure to Financial Instruments will behave differently than during the playing season. The Fund anticipates maintaining exposure to Financial Instruments during the offseason. Although the Winnipeg Jets Index will be static during this period, the prices of Financial Instruments may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the Winnipeg Jets Index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Financial Instruments will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Financial Instruments is derived from the statistical performance of a single professional sports team as measured by the Winnipeg Jets Index. Successfully investing in Financial Instruments requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Winnipeg Jets Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Financial Instruments at the time the Fund obtains exposure.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole-including the Subsidiary-will provide investors with 1940 Act protections.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Financial Instruments may have limited or no trading activity. Because the Winnipeg Jets Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Fund Shares or when Financial Instruments are not actively trading. As a result, the opening price of Fund Shares and the prices of Financial Instruments on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Fund Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. The Fund will utilize swap agreements to derive exposure to the Winnipeg Jets Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, the Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the Winnipeg Jets Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If the Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the Winnipeg Jets Index. Because the market for swaps referencing the Winnipeg Jets Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent the Fund from providing its desired level of exposure to the Winnipeg Jets Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to Winnipeg Jets Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by the Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce the Fund’s returns and may cause the Fund to underperform the performance of the Winnipeg Jets Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on the Fund’s returns.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CONCENTRATION RISK. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in Financial Instruments that provide exposure to the Winnipeg Jets Index.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

COMMODITY REGULATORY RISK. The Fund’s use of the Financial Instruments subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self‑regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S.

regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.  This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE SHAREHOLDER RISK. Certain shareholders, including affiliated funds advised by the Adviser, may from time to time own a significant portion of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser (“Affiliate”), an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period solely to facilitate the commencement of the Fund or to help the Fund achieve a specified size or scale. There can be no assurance that any large shareholder will not redeem its investment, that the size of the Fund will be maintained at such levels, or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent that a significant percentage of the Fund’s shares are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Adviser or an Affiliate has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser  or an Affiliate. This may adversely affect the Fund’s performance if the Adviser is forced to sell portfolio securities or invest cash when it would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would, particularly if the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests.  In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified company”, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Special Tax Risks. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

The federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear. This includes the tax aspects of the Fund’s swap strategy.  In general, income from swaps is recognized periodically over the term of the swaps.  Some swaps with substantial non-periodic payments are deemed to have an embedded loan.  In such a case, the Fund may recognize income without receiving cash.  The Fund would still be required to make sufficient distributions to maintain its RIC status, which may require selling assets or borrowing funds.  Other swaps are structured so that there are no periodic payments.  Such swaps may more properly be treated as a variation of a forward contract – although the IRS has issued proposed regulations that would treat them under the general swap regulations.  Forward contracts are generally treated as open contracts.  If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code.  Income from the swaps will be ordinary income, and disposition of such swaps may result in short-term capital gains or losses.  The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test alternatively as if the counter party were the issuer of the swaps and the issuer of the referenced security is the issuer of the swaps.  If the income is not qualifying income or the issuer of the swap contract is not appropriately the counterparty, the Fund could lose its own status as a RIC.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/[___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since the Fund’s inception in [____]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/[___].

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Information About each Fund’s Principal Investment Strategies

Overview

Each Fund is a series of Roundhill ETF Trust and is regulated as an “investment company” under the 1940 Act. Each Fund is actively managed and does not seek to track the performance of an index. Each of the policies described herein, including the investment objectives of the Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. Certain fundamental policies of the Funds are set forth in the Fund’s Statement of Additional Information (the “SAI”). There can be no assurance that a Fund’s objectives will be achieved.

Each Fund’s investments are subject to certain requirements imposed by law and regulation, as well as the Fund’s investment strategy. These requirements are generally applied at the time a Fund invests its assets. If, subsequent to an investment by a Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement.

Additional Information About Each Fund’s Principal Investment Strategy

Each Fund does not take temporary defensive positions. Each Fund will generally seek to achieve its investment objective, irrespective as to whether the value the respective asset is flat, rising, or declining.

To the extent a Fund enters into derivative instruments it will do so in accordance with Rule 18f-4. Rule 18f-4 requires a fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon its level of exposure to such derivative instruments. The Funds have adopted and implemented a written derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager (who is responsible for administrating the derivatives risk management program), complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent a Fund is noncompliant with the requirements of Rule 18f-4, such Fund may be required to adjust its portfolio, which may, in turn, negatively impact its implementation of its investment strategies.

Investment in Each Subsidiary

Each Fund expects to gain exposure to the financial instruments that provide exposure to the relevant NHL professional hockey team, as described in each Fund’s principal investment strategies (the “Financial Instruments”) by investing a portion of its assets in a wholly owned subsidiary of such Fund organized under the laws of the Cayman Islands. The name of such wholly-owned subsidiary (each a “Subsidiary” and collectively the “Subsidiaries”) for each Fund is listed below:

Fund	Subsidiary
Roundhill Anaheim Ducks ETF	[ ]
Roundhill Boston Bruins ETF	[ ]
Roundhill Buffalo Sabres ETF	[ ]
Roundhill Calgary Flames ETF	[ ]

610

Roundhill Carolina Hurricanes ETF	[ ]
Roundhill Chicago Blackhawks ETF	[ ]
Roundhill Colorado Avalanche ETF	[ ]
Roundhill Columbus Blue Jackets ETF	[ ]
Roundhill Dallas Stars ETF	[ ]
Roundhill Detroit Red Wings ETF	[ ]
Roundhill Edmonton Oilers ETF	[ ]
Roundhill Florida Panthers ETF	[ ]
Roundhill Los Angeles Kings ETF	[ ]
Roundhill Minnesota Wild ETF	[ ]
Roundhill Montreal Canadiens ETF	[ ]
Roundhill Nashville Predators ETF	[ ]
Roundhill New Jersey Devils ETF	[ ]
Roundhill New York Islanders ETF	[ ]
Roundhill New York Rangers ETF	[ ]
Roundhill Ottawa Senators ETF	[ ]
Roundhill Philadelphia Flyers ETF	[ ]
Roundhill Pittsburgh Penguins ETF	[ ]
Roundhill San Jose Sharks ETF	[ ]
Roundhill Seattle Kraken ETF	[ ]
Roundhill St. Louis Blues ETF	[ ]
Roundhill Tampa Bay Lightning ETF	[ ]
Roundhill Toronto Maple Leafs ETF	[ ]
Roundhill Utah Mammoth ETF	[ ]
Roundhill Vancouver Canucks ETF	[ ]
Roundhill Vegas Golden Knights ETF	[ ]
Roundhill Washington Capitals ETF	[ ]
Roundhill Winnipeg Jets ETF	[ ]

Roundhill and ETC each serve as investment adviser and investment sub-adviser, respectively, to each Subsidiary, subject to the oversight of such Subsidiary’s board of directors. Each Fund complies with the provisions of the 1940 Act governing investment policies, capital structure, custody, and leverage on an aggregate basis with the Subsidiary. The Funds do not intend to create or acquire primary control of any entity which engages in investment activities, securities or other assets, other than entities wholly-owned by the Fund, such as the Subsidiary.

In order to qualify as a RIC for purposes of federal income tax treatment under the Code, each Fund will have to reduce its exposure to its Subsidiary on or around the end of each of such Fund’s fiscal quarter ends. Consequently, during this period, each Fund may not achieve its investment objective, and may return substantially less than the performance such Fund seeks to provide.

Additional Information Regarding the Hockey Indexes

Each Fund seeks to provide capital appreciation by investing in Financial Instruments that reference the following indexes (each a “Hockey Index” and collectively, the “Hockey Indexes”).

Fund	Index
Anaheim Ducks ETF	CME FSPI NHL Anaheim Ducks Index
Boston Bruins ETF	CME FSPI NHL Boston Bruins Index
Buffalo Sabres ETF	CME FSPI NHL Buffalo Sabres Index
Calgary Flames ETF	CME FSPI NHL Calgary Flames Index
Carolina Hurricanes ETF	CME FSPI NHL Carolina Hurricanes Index
Chicago Blackhawks ETF	CME FSPI NHL Chicago Blackhawks Index
Colorado Avalanche ETF	CME FSPI NHL Colorado Avalanche Index
Columbus Blue Jackets ETF	CME FSPI NHL Columbus Blue Jackets Index
Dallas Stars ETF	CME FSPI NHL Dallas Stars Index
Detroit Red Wings ETF	CME FSPI NHL Detroit Red Wings Index
Edmonton Oilers ETF	CME FSPI NHL Edmonton Oilers Index
Florida Panthers ETF	CME FSPI NHL Florida Panthers Index
Los Angeles Kings ETF	CME FSPI NHL Los Angeles Kings Index
Minnesota Wild ETF	CME FSPI NHL Minnesota Wild Index
Montreal Canadiens ETF	CME FSPI NHL Montreal Canadiens Index
Nashville Predators ETF	CME FSPI NHL Nashville Predators Index
New Jersey Devils ETF	CME FSPI NHL New Jersey Devils Index
New York Islanders ETF	CME FSPI NHL New York Islanders Index

New York Rangers ETF	CME FSPI NHL New York Rangers Index
Ottawa Senators ETF	CME FSPI NHL Ottawa Senators Index
Philadelphia Flyers ETF	CME FSPI NHL Philadelphia Flyers Index
Pittsburgh Penguins ETF	CME FSPI NHL Pittsburgh Penguins Index
San Jose Sharks ETF	CME FSPI NHL San Jose Sharks Index
Seattle Kraken ETF	CME FSPI NHL Seattle Kraken Index
St. Louis Blues ETF	CME FSPI NHL St. Louis Blues Index
Tampa Bay Lightning ETF	CME FSPI NHL Tampa Bay Lightning Index
Toronto Maple Leafs ETF	CME FSPI NHL Toronto Maple Leafs Index
Utah Mammoth ETF	CME FSPI NHL Utah Mammoth Index
Vancouver Canucks ETF	CME FSPI NHL Vancouver Canucks Index
Vegas Golden Knights ETF	CME FSPI NHL Vegas Golden Knights Index
Washington Capitals ETF	CME FSPI NHL Washington Capitals Index
Winnipeg Jets ETF	CME FSPI NHL Winnipeg Jets Index

The Hockey Indexes are designed to systemically measure the cumulative team performance of a particular professional hockey team in the NHL over the regular and post-season. The Hockey Indexes are transparent, rules-based systems using official league statistics, where positive actions (e.g., scoring, earning a favorable advantage for an individual event) add points and negative actions (e.g., opponent scoring, in-event penalties or setbacks) subtract points. The Hockey Indexes are statistically validated and have been developed using years of officially reported back-tested data.

Each Hockey Index is based on fifty-five statistical measures of performance and results of team games (wins, losses and ties) to provide continuous, play-by-play statistical values that underpin the value of each Hockey Index which is calculated into a trackable and tradable number. Each Hockey Index is based solely on these statistical factors, and the performance of other professional hockey teams in the NHL, beyond the results of head-to-head games, will not impact the value of a particular Hockey Index.

Each Hockey Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. At the conclusion of the postseason, the value of each Hockey Index resets to 7,500.

The Hockey Indexes are maintained and calculated by the Index Provider. The Index Provider is an independent index administrator headquartered in Chicago, Illinois. Under development since 2022 and launched in 2026, the Index Provider has developed a proprietary index methodology for measuring on-field, on-ice and on-court performance for a range of professional sporting teams and athletes. The Index Provider transforms live, play-by-play statistical data into rules-based, benchmark financial indexes that may be referenced by exchange-listed financial products.  The indexes administered by the Index Provider are designed to serve the same benchmarking function as leading equity, commodity and fixed income indexes utilized across major global exchanges to track performance and hedge risk in the financial markets.

The Index Provider administers the Hockey Indexes independently in a manner designed to align with the IOSCO Principles for Financial Benchmarks and supported by published governance, oversight and methodology change procedures. The Index Provider is the sole entity responsible for the determination, calculation and governance of the Hockey Indexes, although the NHL has also established layered monitoring and other protections and collaborates closely with its partners and appropriate regulatory stakeholders to support the integrity of both the game and related financial products. The NHL serves as the official data source for the Hockey Indexes but does not participate in index determination or governance.

Disclaimers

[TO BE PROVIDED]

Additional Information Regarding the NHL

The NHL is a professional men’s ice hockey league consisting of 32 teams, divided equally between the Eastern Conference and the Western Conference, with each conference further split into two divisions. Founded in 1917, the NHL is widely regarded as the premier professional ice hockey league in the world, drawing players from more than 20 countries. Teams compete annually for the Stanley Cup, the oldest and most iconic championship trophy in North American professional sports.

Each NHL team plays 84 regular-season games, with the season typically running from October through mid-April. Teams accumulate standings points under a two-point system: a win of any kind (regulation, overtime, or shootout) earns two points, an overtime or shootout loss earns one point, and a regulation loss earns zero points. For regular season games, if games are tied at the end of regulation, teams play a five-minute, three-on-three overtime period, followed by a shootout if the game remains tied. When teams are tied in points in the standings, certain tiebreakers are applied in a predetermined sequence.

Sixteen teams (eight from each conference) qualify for the Stanley Cup Playoffs. The top three teams in each of the four divisions automatically qualify, and the remaining four spots are filled by the two highest-finishing non-division-winner teams in each conference, known as wild cards. The playoff format uses a fixed, division-based bracket across four rounds, with each round played as a best-of-seven series. First-round winners within the same divisional bracket face each other in the second round, with the winners of the second round playing in the respective conference championship.  The two conference champions then meet in the Stanley Cup Final. The Stanley Cup is the championship trophy awarded annually to the NHL playoff champion and is the oldest existing trophy to be awarded to a professional sports franchise in North America.

Non-Principal Strategies

Borrowing Money. The Funds may borrow money from a bank as permitted by the 1940 Act or the rules thereunder, or by the SEC or other regulatory agency with authority over the Funds. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Additional Risks of Investing in the Funds

Risk is inherent in all investing.  Investing in the Funds involves risk, including the risk that you may lose all or part of your investment.  There can be no assurance that a Fund will meet its stated objectives.  Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above as well as additional Non-Principal Risks set forth below in this prospectus.

Principal Risks

INVESTMENT STRATEGY RISK. Each Fund, through a Subsidiary, invests in Financial Instruments that provide exposure to a respective Hockey Index. The Funds do not invest directly in prediction markets, event contracts, or other instruments that provide exposure to individual sporting event or season-long outcomes, nor do they invest in instruments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Funds seek to benefit from increases in the price of Financial Instruments, which may not accurately reflect the level of the respective Hockey Index. Consequently, a Fund’s performance may differ from the performance of the respective Hockey Index. Transaction costs (including those associated with futures investing), position limits, the availability of counterparties, and other factors may affect the cost and pricing of Financial Instruments and decrease the correlation between the performance of Financial Instruments and the respective Hockey Index over short- or long-term periods. Moreover, because the respective Hockey Indexes are uninvestable, the Funds can only gain exposure through the Financial Instruments, and differences between the prices of those instruments and the levels of the respective Hockey Index may result in a Fund experiencing larger losses or smaller gains than would be implied by changes in the respective Hockey Index alone.

Hockey Index Investing Risk. The Funds are indirectly exposed to the risks of the respective Hockey Indexes through their investments in Financial Instruments. The Funds do not invest in their respective Hockey Indexes, which are uninvestable indexes. The performance of a Fund’s respective Hockey Index will be very different from a portfolio of Financial Instruments. The respective Hockey Indexes move up or down based on the Constituents (which in turn are based on officially reported statistics from every game throughout the regular season and postseason). Poor statistical performance by the an NHL team could have a significant negative impact on the level of the respective Hockey Index and therefore the value of a Fund. In addition, unlike instruments based on tradable reference assets, Financial Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index rather than the price of a tradable asset.

Concentrated Single-Team Exposure Risk.  Each Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the respective NHL team) as measured by the respective Hockey Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, each Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, each Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-ice statistical performance. This degree of concentration will likely increase volatility in a Fund’s net asset value (“NAV”), heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because each Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Funds to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Funds have no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including futures contracts that reference the respective Hockey Index, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in these instruments, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, as amended, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (the “CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the respective Hockey Index and, consequently, the prices of Financial Instruments. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the respective Hockey Index. Such persons could trade Financial Instruments or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Funds have no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Financial Instruments can create adverse selection for other market participants and distort market prices. Because each Fund is concentrated in a single team, the impact of insider trading on a Fund may be more pronounced than in markets with broader diversification.

Index Provider and Data Dependency Risk. Each respective Hockey Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the respective Hockey Index, Financial Instruments may have no reliable reference value, which could materially and adversely affect the value of a Fund. In addition, the respective Hockey Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Financial Instruments could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the respective Hockey Index could change materially and the futures market may not immediately price in such changes. Each respective Hockey Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

League Credibility and Sports Integrity Risk. Each respective Hockey Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or referee manipulation, could materially affect the statistical data upon which the respective Hockey Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Financial Instruments. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Financial Instruments. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the respective Hockey Index and the Financial Instruments that reference it.

League Discontinuation, Lockout, or Strike Risk. Each Fund’s ability to invest in Financial Instruments depends on the continued operation of the NHL and the playing of scheduled games. Labor disputes between the NHL and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The NHL has previously experienced work stoppages, including a full-season cancellation in 2004–2005. During any such period, no games would be played, the respective Hockey Index would not generate data, and trading in Financial Instruments could be suspended or severely impaired. Each Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, a shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption, or that a Fund will be able to recover any losses incurred as a result of such events.

Novel Market Risk. Financial Instruments, including swap agreements or futures contracts that reference the respective Hockey Index are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established markets, and pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Financial Instruments will achieve or sustain the level of participation, liquidity, and price discovery necessary for a Fund to effectively pursue its investment objective. In such circumstances, a Fund’s performance may be adversely affected.

On-Ice Performance and Competitive Results Risk. Each Fund’s investment performance is linked to the on-ice statistical performance of a single NHL team during the regular season and, if applicable, the playoffs. The value of the respective Hockey Index, and therefore the prices of Financial Instruments, are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional hockey are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, referee calls, random puck bounces, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The NHL season extends over several months and includes 84 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the respective Hockey Index. If a team fails to make the playoffs, the respective Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because each Fund is concentrated in a single NHL team, there is no opportunity to offset poor on-ice performance by gaining exposure to a stronger team or a different sport.

Seasonality and Offseason Risk. Each respective Hockey Index resets to a standardized base value 32 calendar days after the last game of the Stanley Cup. Because each Fund tracks a single team in a single sport, the Funds are tied to that sport’s competitive calendar and have no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the respective Hockey Indexes move in real-time based on officially reported game statistics, and the prices of Financial Instruments are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the respective Hockey Indexes will not move because no games are being played, and each Fund’s exposure to Financial Instruments will behave differently than during the playing season. The Funds anticipate maintaining exposure to Financial Instruments during the offseason. Although the respective Hockey Indexes will be static during this period, the prices of Financial Instruments may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the respective Hockey Indexes themselves do not move during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that a Fund’s offseason futures holdings will appreciate in value, and a Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Financial Instruments will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

Sports Performance Risk. Each Fund’s investment strategy is inherently speculative. The value of Financial Instruments is derived from the statistical performance of a single professional sports team as measured by the respective Hockey Index. Successfully investing in Financial Instruments requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. Each respective Hockey Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Financial Instruments at the time a Fund obtains exposure.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Funds and the Subsidiaries are organized, respectively, could result in the inability of a Fund to operate as intended and could negatively affect a Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as each Subsidiary is wholly-owned by its respective Fund, and the investors of each Fund will have the investor protections of the 1940 Act, the Funds as a whole, including the Subsidiaries, will provide investors with 1940 Act protections.

Trading Hours and Sporting Event Timing Risk. NHL games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Financial Instruments may have limited or no trading activity. Because the respective Hockey Indexes move in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Fund Shares or when Financial Instruments are not actively trading. As a result, the opening price of Fund Shares and the prices of Financial Instruments on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Fund Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to a Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for a Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of a Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from a Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and a Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which a Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. Each Fund will utilize swap agreements to derive exposure to the respective Hockey Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for a Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, a Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the respective Hockey Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If a Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the respective Hockey Index. Because the market for swaps referencing the respective Hockey Indexes are nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent a Fund from providing its desired level of exposure to the respective Hockey Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to the respective Hockey Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by each Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce a Fund’s returns and may cause the Fund to underperform the performance of the respective Hockey Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on a Fund’s returns.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on a Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CONCENTRATION RISK. The Funds are susceptible to an increased risk of loss, including losses due to adverse events that affect a Fund’s investments more than the market as a whole, to the extent that a Fund’s investments are concentrated in Financial Instruments that provide exposure to the respective Hockey Index.

ACTIVE MANAGEMENT RISK. Each Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about a Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by a Fund fail to produce the intended results, a Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above a Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

COMMODITY REGULATORY RISK. Each Fund’s use of the Financial Instruments subject to regulation by the CFTC has caused each Fund to be classified as a “commodity pool” and this designation requires that the Funds comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. A Fund’s investment decisions may need to be modified, and commodity contract positions held by a Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting a Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self‑regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of a Fund is impossible to predict, but could be substantial and adverse to the Fund.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Funds, and any regulatory changes could adversely impact each Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on a Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of a Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of a Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Funds, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of a Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of a Fund, a Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While each Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, a Fund cannot control the cybersecurity plans and systems of a Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of a Fund’s assets and distributions may decline.  This risk is more prevalent with respect to fixed income securities held by a Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in a Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE SHAREHOLDER RISK. Certain shareholders, including affiliated funds advised by the Adviser, may from time to time own a significant portion of a Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser (“Affiliate”), an authorized participant, a market maker, or another entity may invest in a Fund and hold its investment for a limited period solely to facilitate the commencement of a Fund or to help a Fund achieve a specified size or scale. There can be no assurance that any large shareholder will not redeem its investment, that the size of a Fund will be maintained at such levels, or that a Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on a Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent that a significant percentage of a Fund’s shares are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Adviser or an Affiliate has investment discretion, each Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser  or an Affiliate. This may adversely affect a Fund’s performance if the Adviser is forced to sell portfolio securities or invest cash when it would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of a Fund’s shares may also adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would, particularly if the Fund accepts cash for an order for the purchase of creation units Fund Shares.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by a Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which a Fund invests.  In addition, litigation regarding any of the assets or securities owned by a Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause a Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

New Fund Risk. Each Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified company”, each Fund may hold a smaller number of portfolio securities than many other funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. Each Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Funds rely on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a Fund’s ability to meet its investment objective. Although the Funds and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; a Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which a Fund invested the proceeds of the reverse repurchase agreement.

Special Tax Risks. Each Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, each Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If a Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the level of such Fund and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, each Fund will limit its investments in the Subsidiary to 25% of its total assets at the end of each quarter. Each Fund’s investment strategy may cause such Fund to hold more than 25% of its total assets in investments in the Subsidiary the majority of the time. Each Fund intends to manage its exposure to the Subsidiary so that its investments in the Subsidiary do not exceed 25% of its total assets at the end of any quarter. If a Fund’s investments in the Subsidiary were to exceed 25% of its total assets at the end of a tax quarter, sthe Fund, generally, has a grace period to cure such lack of compliance. If a Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

The federal income tax treatment of certain aspects of the proposed operations of  the Funds is not entirely clear. This includes the tax aspects of a Fund’s swap strategy.  In general, income from swaps is recognized periodically over the term of the swaps.  Some swaps with substantial non-periodic payments are deemed to have an embedded loan.  In such a case, a Fund may recognize income without receiving cash.  A Fund would still be required to make sufficient distributions to maintain its RIC status, which may require selling assets or borrowing funds.  Other swaps are structured so that there are no periodic payments.  Such swaps may more properly be treated as a variation of a forward contract – although the IRS has issued proposed regulations that would treat them under the general swap regulations.  Forward contracts are generally treated as open contracts.  If, in any year, a Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code.  Income from the swaps will be ordinary income, and disposition of such swaps may result in short-term capital gains or losses.  The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. Because authority related to determining the issuer of swap contracts is unclear, a Fund intends to test the contracts for purposes of the diversification test alternatively as if the counter party were the issuer of the swaps and the issuer of the referenced security is the issuer of the swaps.  If the income is not qualifying income or the issuer of the swap contract is not appropriately the counterparty, a Fund could lose its own status as a RIC

Structural ETF Risks.  Each Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. Each Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to a Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Each Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of each Fund’s portfolio securities and each Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between a Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. Each Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require a Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause a Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, a Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause a Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to a Fund’s NAV. Furthermore, a Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine a Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, a Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from a Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of a Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. Each Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that a Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Management of the Funds

Each Fund is a series of Roundhill ETF Trust, an investment company registered under the 1940 Act.  Each Fund is treated as a separate fund with its own investment objectives and policies.  The Trust is organized as a Delaware statutory trust.  The Board is responsible for the overall management and direction of the Trust.  The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, distributor, custodian and fund administrative and accounting agent.

Investment Adviser. Roundhill Financial Inc., a Delaware corporation located at 154 West 14th Street, 2nd Floor, New York, New York 10011, serves as the investment adviser for the Funds. The Adviser is an SEC-registered investment adviser that has provided investment advisory services to pooled investment vehicles since 2019. The Adviser oversees the day-to-day operations of the Funds, subject to the general supervision and oversight of the Board. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Funds to operate. The Adviser continuously reviews, supervises, and administers each Fund’s investment program. In particular, the Adviser provides investment and operational oversight of the Sub-Adviser.

Investment Sub-Adviser. Exchange Traded Concepts, LLC, an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, serves as each Fund’s investment sub-adviser. The Sub-Adviser is an SEC-registered investment adviser that has provided investment advisory or sub-advisory services to pooled investment vehicles since 2009, including to over 138 1940 Act-registered ETFs as of March 2026. ETC has responsibility for managing each Fund’s investment program in pursuit of its investment objectives.

Portfolio Managers. Timothy Maloney, William Hershey, David Mazza, Andrew Serowik, Todd Alberico, Gabriel Tan and Brian Cooper serve as each Fund’s portfolio managers.

•         Mr. Maloney co-founded Roundhill in late 2018. He began his career at Morgan Stanley as a Foreign-Exchange and Emerging Markets salesperson. He later joined Wells Capital, where he traded investment grade bonds for a $35 billion fixed-income portfolio. He graduated from Vanderbilt University with a degree in Economics and a Masters of Science in Finance (MSF). Mr. Maloney is a CFA Charterholder.

•         Mr. Hershey co-founded Roundhill in late 2018. He began his career at Yorkville ETF Advisors, continuing with Yorkville Capital Management after the sale of Yorkville’s ETF business. During his career, he held various roles, including Head Trader for a Yorkville’s long/short energy hedge fund. He graduated from Vanderbilt University with a degree in Economics. Mr. Hershey is a CFA Charterholder.

•         Mr. Mazza joined Roundhill in 2023. He began his career at State Street Global Advisors and had various research, portfolio management, and product development responsibilities including leading the strategy and research team for SPDR ETFs. He later worked in leadership roles at OppenheimerFunds and Rafferty Asset Management. He graduated from the Sawyer Business School at Suffolk University with his Masters of Business Administration (MBA) in Finance and Boston College with a degree in Political Science and Philosophy.

•         Mr. Serowik joined ETC from Goldman Sachs. He began his career at Spear, Leeds & Kellogg, continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.

•         Mr. Alberico joined ETC in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in New York with a Bachelor of Science degree in Finance.

•         Mr. Tan joined ETC in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning. Mr. Tan graduated from the University of North Carolina at

Chapel Hill with a Bachelor of Science in Business Administration with a concentration in Investments, a Bachelor of Arts in Economics, and a Minor in Chinese.

•         Mr. Cooper joined ETC in November 2021 and currently serves as a Portfolio Manager. Previously, Mr. Cooper had roles in trade operations for Constellation Advisers from March 2017 until April 2018 and for QFR Capital Management from April 2018 until July 2020 and in the middle office derivatives group of Elliot Capital Management from September 2020 until November 2021. Prior to these roles, he spent 14 years working in various operational roles for Falcon Management Corporation, a global macro family office, gaining exposure to a variety of asset classes with a focus on operations, accounting, and technology. Mr. Cooper graduated from Pennsylvania State University in 2002 with a Bachelor of Science in Finance and a minor in Business Law.

For additional information concerning Roundhill and ETC, including a description of the services provided to the Funds, please see the Funds’ SAI.  Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund Shares may also be found in the SAI.

Each Fund operates a multi-manager structure pursuant to an exemptive order issued by the SEC. The order permits Roundhill, subject to certain conditions, to enter into new or modified sub‑advisory agreements with existing or new sub‑advisers without the approval of Fund shareholders, but subject to approval by the Board. Roundhill has the ultimate responsibility for overseeing each Fund’s sub‑advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. The order also grants Roundhill and the Funds relief with respect to the disclosure of the advisory fees paid to individual sub‑advisers in various documents filed with the SEC and provided to shareholders. Pursuant to this relief, the Funds may disclose the aggregate fees payable to Roundhill and wholly-owned sub‑advisers and the aggregate fees payable to unaffiliated sub‑advisers and sub‑advisers affiliated with Roundhill, other than wholly-owned sub‑advisers.

If a Fund relies on the order to hire a new sub‑adviser, the Fund will provide shareholders with certain information regarding the sub‑adviser within 90 days of hiring the new sub‑adviser, as required by the order. In the future, Roundhill may propose the addition of one or more additional sub‑advisers, subject to approval by the Board and, if required by the 1940 Act, or any applicable exemptive relief, fund shareholders. The Prospectus will be supplemented if additional investment sub‑advisers are retained or the contract with any existing sub‑adviser is terminated.

Management Fee

Pursuant to an investment advisory agreement between Roundhill and the Trust, on behalf of the Funds (the “Investment Management Agreement”), each Fund has agreed to pay an annual unitary management fee to Roundhill in an amount equal to 0.[__]% of its average daily net assets.  This unitary management fee is designed to pay each Fund’s expenses and to compensate Roundhill for the services it provides to each Fund.  Out of the unitary management fee, Roundhill pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees.  However, Roundhill is not responsible for interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Pursuant to an investment sub-advisory agreement between Roundhill and ETC (the “Investment Sub-Advisory Agreement”), Roundhill has agreed to pay an annual sub‑advisory fee to ETC in an amount based on each Fund’s average daily net assets.  Roundhill is responsible for paying the entirety of ETC’s sub-advisory fee.  The Funds do not directly pay ETC.

A discussion regarding the basis for the Board’s approval the Investment Management Agreement and the Investment Sub-Advisory Agreement on behalf of each Fund will be available in the Funds’ Form N-CSR for the fiscal year ended December 31, 2026.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than a Fund’s net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from a Fund’s net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding Fund Shares. Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for Fund Shares.

DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

Dividends, Distributions and Taxes

Each Fund intends to declare and pay weekly dividends to shareholders, although this policy may be amended at any time. To the extent that sufficient investment income is not available on a weekly basis, some or all of each Fund’s distributions could consist primarily or entirely of return of capital, as discussed below. The amount treated as a return of capital will reduce a shareholder’s cost basis in the shareholder’s Fund Shares, thereby increasing the potential gain or reducing the potential loss on the sale of Fund Shares. Investors should not make any conclusions about a Fund’s investment performance from the amount of the Fund’s distributions.

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Funds. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before the shareholder invested (and therefore were included in the price of the Fund Shares that were purchased). As a result, unless you are a tax-exempt investor or investing through a tax-advantaged account (such as an IRA or an employer-sponsored retirement or savings plan), if you buy Fund Shares before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. This is known as “buying a dividend”. You should consider avoiding the purchase of Fund Shares shortly before a Fund makes a distribution, because doing so can cost you money in taxes. To avoid “buying a dividend,” check a Fund’s distribution schedule before you invest.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning Fund Shares. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non‑U.S. person, a broker‑dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non‑U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Funds may not have been asked to review, and may not have reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Funds. The following disclosure may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Fund Status. Each Fund intends to qualify as a “regulated investment company” under the federal tax laws. If a Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, a Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of a Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of a Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which a Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year.  There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by a Fund.

The authority with regard to swaps entered into by regulated investment companies is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test.  Each Fund intends to take the position that because the swaps held by the Fund reference securities that the income on the swaps are “other income” from a Fund’s business of investing in stocks and securities.  In addition, each Fund intends to manage its investments in the swaps so that neither the exposure to issuer of the referenced security nor the exposure to any one counterparty of the swaps will exceed 25% of the gross value of a Fund’s portfolio at the end of any quarter.

If a Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by a Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Distributions. Each Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of a Fund into three categories: ordinary income distributions, capital gain dividends and returns of capital. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below certain ordinary income distributions received from a Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Fund Shares.

To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, a Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Fund Shares, which could result in you having to pay higher taxes in the future when Fund Shares are sold, even if you sell the Fund Shares at a loss from your original investment. A “return of capital” is a return, in whole or in part, of the funds that you previously invested in a Fund. A return of capital distribution should not be considered part of a Fund’s dividend yield or total return of an investment in Fund Shares. The tax status of your distributions from a Fund is not affected by whether you reinvest your distributions in additional Fund Shares or receive them in cash. The income from a Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from a Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

Dividends Received Deduction. A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from a Fund because the dividends received deduction is generally not available for distributions from RICs. However, certain ordinary income dividends on Fund Shares that are attributable to qualifying dividends received by a Fund from certain corporations may be reported by the Fund as being eligible for the dividends received deduction.

Capital Gains and Losses and Certain Ordinary Income Dividends. If you are an individual, the maximum marginal stated federal tax rate for net capital gains is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Some capital gains, including some portion of your capital gain dividends may be taxed at a higher maximum stated tax rate. Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Fund Shares to determine your holding period. However, if you receive a capital gain dividend from a Fund and sell your Fund Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended, treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a RIC such as a Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. A Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

Sale of Fund Shares. If you sell or redeem your Fund Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Fund Shares from the amount you receive in the transaction. Your tax basis in your Fund Shares is generally equal to the cost of your Fund Shares, generally including brokerage fees, if any. In some cases, however, you may have to adjust your tax basis after you purchase your Fund Shares. An election may be available to you to defer recognition of capital gain if you make certain qualifying investments within a limited time. You should talk to your tax advisor about the availability of this deferral election and its requirements.

Taxes on Purchase and Redemption of Creation Units. If you exchange securities for Creation Units, you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the cash redemption amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of Expenses. Expenses incurred and deducted by a Fund will generally not be treated as income taxable to you.

Non-U.S. Investors. If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from a Fund are characterized as dividends for federal income tax purposes (other than dividends which a Fund properly reports as capital gain dividends) are subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from a Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that a Fund makes certain elections and certain other conditions are met. Distributions from a Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by a Fund or as short-term capital gain income dividend attributable to certain net short term capital gain received by a Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that a Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

It is the responsibility of the entity through which you hold your Fund Shares to determine the applicable withholding.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Fund Shares.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Funds on an agency basis.  The distributor does not maintain a secondary market in Fund Shares.

Net Asset Value

The NAV of each Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of each Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding Fund Shares, generally rounded to the nearest cent.

The Board has adopted valuation policies and procedures pursuant to which it has designated the Adviser to determine the fair value of each Fund’s investments, subject to the Board’s oversight, when market prices for those investments are not “readily available,” including when they are determined by the Adviser to be unreliable. Such circumstances may arise when: (i) a security has been de-listed or its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value has been materially affected by events occurring after the close of the security’s primary trading market and before a Fund calculates its NAV. Generally, when determining the fair value of a Fund investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Adviser. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that the Adviser’s determined fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, a Fund may not be able to obtain the fair value assigned to an investment if the Fund were to sell such investment at or near the time its fair value is determined.

Fund Service Providers

U.S. Bancorp Fund Services, LLC is the administrator and transfer agent for the Trust. U.S. Bank National Association serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as each Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Funds.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than a Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of a Fund, if shorter), is available at https://www.roundhillinvestments.com/etf.

Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts an investment made by and investment company in the securities of other investment companies. Rule 12d1-4 under the 1940 Act provides the conditions under which an investment company may invest in securities of another investment company beyond the limits prescribed in Section 12(d)(1) of the 1940 Act. Any investment by another investment company in a Fund, or by a Fund in another investment company, must comply with Rule 12d1-4 in order to exceed the limits contained in Section 12(d)(1).

Financial Highlights

The Funds are new and have no performance history as of the date of this prospectus.  Financial information is therefore not available.

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Roundhill Boston Bruins® ETF (Ticker: XBOS)	Roundhill New York Islanders® ETF (Ticker: XNYI)
Roundhill Buffalo Sabres® ETF (Ticker: XBUF)	Roundhill New York Rangers® ETF (Ticker: XNYR)
Roundhill Calgary Flames® ETF (Ticker: XCGY)	Roundhill Ottawa Senators® ETF (Ticker: XOTT)
Roundhill Carolina Hurricanes® ETF (Ticker: XCAR)	Roundhill Philadelphia Flyers® ETF (Ticker: XPHI)
Roundhill Chicago Blackhawks® ETF (Ticker: XCHI)	Roundhill Pittsburgh Penguins® ETF (Ticker: XPIT)
Roundhill Colorado Avalanche® ETF (Ticker: XCOL)	Roundhill San Jose Sharks® ETF (Ticker: XSJS)
Roundhill Columbus Blue Jackets® ETF (Ticker: XCBJ)	Roundhill Seattle Kraken® ETF (Ticker: XSEA)
Roundhill Dallas Stars® ETF (Ticker: XDAL)	Roundhill St. Louis Blues® ETF (Ticker: XSTL)
Roundhill Detroit Red Wings® ETF (Ticker: XDET)	Roundhill Tampa Bay Lightning® ETF (Ticker: XTBL)
Roundhill Edmonton Oilers® ETF (Ticker: XEDM)	Roundhill Toronto Maple Leafs® ETF (Ticker: XTOR)
Roundhill Florida Panthers® ETF (Ticker: XFLA)	Roundhill Utah Mammoth® ETF (Ticker: XUTA)
Roundhill Los Angeles Kings® ETF (Ticker: XLAK)	Roundhill Vancouver Canucks® ETF (Ticker: XVAN)
Roundhill Minnesota Wild® ETF (Ticker: XMIN)	Roundhill Vegas Golden Knights® ETF (Ticker: XVGK)
Roundhill Montreal Canadiens® ETF (Ticker: XMTL)	Roundhill Washington Capitals® ETF (Ticker: XWSH)
Roundhill Nashville Predators® ETF (Ticker: XNSH)	Roundhill Winnipeg Jets® ETF (Ticker: XWPG)

For more detailed information on the Funds, several additional sources of information are available to you.  Each Fund’s SAI, incorporated by reference into this prospectus, contains detailed information on the Fund’s policies and operation.  Additional information about each Fund’s investments is available in the annual and semi‑annual reports to shareholders.  In each Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year.  Each Fund’s most recent SAI, annual or semi‑annual reports and certain other information are available free of charge by calling the Fund at (855) 561-5728, on the Fund’s website at www.roundhillinvestments.com/etf or through your financial advisor.  Shareholders may call the toll‑free number above with any inquiries.

You may obtain this and other information regarding the Funds, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser and the Trust, directly from the SEC.  Information on the SEC’s website is free of charge.  Visit the SEC’s on‑line EDGAR database at http://www.sec.gov. You may also request information regarding the Funds by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Roundhill Investments

154 West 14th Street, 2nd Floor

New York, New York 10011

(646) 661-5441

www.roundhillinvestments.com

SEC File #333-273052

811-23887

The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer of sale is not permitted.

Subject to Completion
August 21, 2026

Statement of Additional Information

Roundhill Anaheim Ducks® ETF (Ticker: XANA)	Roundhill New Jersey Devils® ETF (Ticker: XNJD)
Roundhill Boston Bruins® ETF (Ticker: XBOS)	Roundhill New York Islanders® ETF (Ticker: XNYI)
Roundhill Buffalo Sabres® ETF (Ticker: XBUF)	Roundhill New York Rangers® ETF (Ticker: XNYR)
Roundhill Calgary Flames® ETF (Ticker: XCGY)	Roundhill Ottawa Senators® ETF (Ticker: XOTT)
Roundhill Carolina Hurricanes® ETF (Ticker: XCAR)	Roundhill Philadelphia Flyers® ETF (Ticker: XPHI)
Roundhill Chicago Blackhawks® ETF (Ticker: XCHI)	Roundhill Pittsburgh Penguins® ETF (Ticker: XPIT)
Roundhill Colorado Avalanche® ETF (Ticker: XCOL)	Roundhill San Jose Sharks® ETF (Ticker: XSJS)
Roundhill Columbus Blue Jackets® ETF (Ticker: XCBJ)	Roundhill Seattle Kraken® ETF (Ticker: XSEA)
Roundhill Dallas Stars® ETF (Ticker: XDAL)	Roundhill St. Louis Blues® ETF (Ticker: XSTL)
Roundhill Detroit Red Wings® ETF (Ticker: XDET)	Roundhill Tampa Bay Lightning® ETF (Ticker: XTBL)
Roundhill Edmonton Oilers® ETF (Ticker: XEDM)	Roundhill Toronto Maple Leafs® ETF (Ticker: XTOR)
Roundhill Florida Panthers® ETF (Ticker: XFLA)	Roundhill Utah Mammoth® ETF (Ticker: XUTA)
Roundhill Los Angeles Kings® ETF (Ticker: XLAK)	Roundhill Vancouver Canucks® ETF (Ticker: XVAN)
Roundhill Minnesota Wild® ETF (Ticker: XMIN)	Roundhill Vegas Golden Knights® ETF (Ticker: XVGK)
Roundhill Montreal Canadiens® ETF (Ticker: XMTL)	Roundhill Washington Capitals® ETF (Ticker: XWSH)
Roundhill Nashville Predators® ETF (Ticker: XNSH)	Roundhill Winnipeg Jets® ETF (Ticker: XWPG)

________, 2026

This Statement of Additional Information (“SAI”) is not a prospectus.  It should be read in conjunction with the prospectus dated  ______, 2026, as it may be revised from time to time (the “Prospectus”), for each of the funds set forth above (each a “Fund,” and together, the “Funds”), each a series of the Roundhill ETF Trust (the “Trust”).  Each Fund lists and principally trades its shares on the [___].  Capitalized terms used herein that are not defined have the same meanings as in the Prospectus, unless otherwise noted.  A copy of the Prospectus may be obtained without charge by writing to the Funds’ distributor, Foreside Fund Services, LLC, at Three Canal Plaza, Suite 100, Portland, ME 04101, or by calling toll free at (855) 561-5728. You may also obtain a Prospectus by visiting each Fund’s website at www.roundhillinvestments.com/etf.

References to the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.

Table of Contents

General Description of the Trust and the Funds	1
Exchange Listing and Trading	2
Investment Objectives and Policies	2
Investment Strategies	4
Investment Risks	7
Management of the Fund	13
Control Persons and Principal Holders of Securities	19
Investment Adviser and Other Service Providers	19
Brokerage Allocations	26
Additional Information	28
Proxy Voting Policies and Procedures	30
Creation and Redemption of Creation Units	30
Federal Tax Matters	34
Determination of Net Asset Value	39
Dividends and Distributions	40
Miscellaneous Information	40
Performance Information	41

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General Description of the Trust and the Funds

The Trust was organized as a Delaware statutory trust on May 2, 2023 and is authorized to issue an unlimited number of shares in one or more series.  The Trust is an open-end management investment company, registered under the 1940 Act.  The Trust currently offers shares in [__] separate series, representing separate portfolios of investments. This SAI relates solely to the Funds, which are non-diversified. Each Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objectives and policies.

Roundhill Financial Inc. serves as each Fund’s investment adviser (“Roundhill” or the “Adviser”). Exchange Traded Concepts, LLC, serves as each Fund’s investment sub-adviser (“ETC” or the “Sub-Adviser”). Foreside Fund Services, LLC serves as each Fund’s distributor (“Foreside” or the “Distributor”).

The Board of Trustees of the Trust (the “Board of Trustees” or the “Trustees”) has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.  Shares of any series may also be divided into one or more classes at the discretion of the Trustees. The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders. Subject to the requirements set forth in Section 3816 of the Delaware Statutory Trust Act, a shareholder of a Fund may bring a derivative action on behalf of the Trust only if the shareholder first makes a pre-suit demand upon the Board of Trustees to bring the subject action unless an effort to cause the Board of Trustees to bring such action is excused. A demand on the Board of Trustees shall only be excused if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, has a material personal financial interest in the action at issue. A Trustee shall not be deemed to have a material personal financial interest in an action or otherwise be disqualified from ruling on a shareholder demand by virtue of the fact that such Trustee receives remuneration from his or her service on the Board of Trustees of the Trust or on the boards of one or more investment companies with the same or an affiliated investment adviser or underwriter.

Each Fund’s shares (“Fund Shares”) list and principally trade on [___] (the “Exchange”). Fund Shares trade on the Exchange at market prices that may be below, at or above a Fund’s net asset value (“NAV”). Exchange-traded funds (“ETFs”), such as the Funds, do not sell or redeem an individual Fund Shares. Instead, a Fund offers, issues and redeems Fund Shares at NAV only in aggregations of a specified number of Fund Shares (each a “Creation Unit”). Financial entities known as “authorized participants” (which are discussed in greater detail below) have contractual arrangements with a Fund or the Distributor to purchase and redeem a Fund’s Shares directly with a Fund in Creation Units in exchange for the securities comprising a Fund and/or cash, or some combination thereof. Fund Shares are traded in the secondary market and elsewhere at market prices that may be at, above, or below a Fund’s NAV. Fund Shares are only redeemable in Creation Units by authorized participants. An authorized participant that purchases a Creation Unit of Fund Shares deposits with a Fund a “basket” of securities and/or other assets identified by a Fund that day, and then receives the Creation Unit of Fund Shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of Fund Shares for a basket of securities and other assets. The basket is generally representative of a Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund Shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act, a Fund may utilize baskets that are not representative of a Fund’s portfolio. Such “custom baskets” are discussed in the section entitled “Creations and Redemptions of Creation Units.”  Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be

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limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

Fund Shares are listed for trading, and trade throughout the day, on the Exchange and in other secondary markets. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Fund Shares will continue to be met. The Exchange may, but is not required to, remove Fund Shares from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund Shares, there are fewer than 50 record and/or beneficial owners of Fund Shares; (ii) a Fund is no longer eligible to operate in reliance on Rule 6c-11 of the 1940 Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove Fund Shares from listing and trading upon termination of a Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of Fund Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

Investment Objectives and Policies

The Prospectus describes the investment objectives and certain policies of each Fund. The following supplements the information contained in the Prospectus concerning the investment objectives and policies of a Fund.

Each Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of a Fund:

(1)               A Fund may not issue senior securities, except as permitted under the 1940 Act.

(2)               A Fund may not borrow money, except as permitted under the 1940 Act.

(3)               A Fund will not underwrite the securities of other issuers except to the extent a Fund may be considered an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

(4)               A Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit a Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(5)               A Fund may not make loans, except as permitted under the 1940 Act and exemptive orders granted thereunder.

(6)               A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling

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options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(7)               Each Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Financial Instruments that provide exposure to its respective underlying index. For purposes of these limitations, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

For purposes of applying restriction (1) above, under the 1940 Act as currently in effect, a Fund is not permitted to issue senior securities, except that a Fund may borrow from any bank if immediately after such borrowing the value of such Fund’s total assets is at least 300% of the principal amount of all of such Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of a Fund’s total assets).  In the event that such asset coverage shall at any time fall below 300%, such Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The fundamental investment limitations set forth above limit a Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction. With respect to restriction (2), if the limitations are exceeded as a result of a change in market value then a Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).

For purposes of applying restriction (5) above, a Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under a Fund’s investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by a Fund if, as a result, the aggregate of such loans would exceed 33‑1/3% of the value of a Fund’s total assets.

With respect to the fundamental policies relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member

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of a separate industry. With respect to a Fund’s industry classifications, a Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by a Fund’s management. The policy also will be interpreted to give broad authority to a Fund as to how to classify issuers within or among industries.

The foregoing fundamental policies of a Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of such Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of a Fund, such matter shall be deemed to have been effectively acted upon with respect to a Fund if a majority of the outstanding voting securities of such Fund vote for the approval of such matter, notwithstanding that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter.

In addition to the foregoing fundamental policies, a Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental policies and may be changed by the Board of Trustees.

Investment Strategies

Under normal market conditions, each Fund invests at least 80% of its total assets in Financial Instruments that provide exposure to its respective index. For purposes of compliance with these investment policies, derivative contracts will be valued at their notional value. A Fund’s shareholders are entitled to 60 days’ prior written notice to any change in its non-fundamental investment policy.

Types of Investments

Swap Agreements. The Funds will enter into swap agreements. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on, or the increase/decrease in, value of a particular reference asset.

The Funds may enter into swaps to invest in a market without owning or taking physical custody of securities. For example, in one common type of total return swap, a Fund’s counterparty will agree to pay a Fund the rate at which the specified asset or indicator (e.g., an equity security) increased in value multiplied by the relevant notional amount of the swap. A Fund will agree to pay to the counterparty an interest fee (based on the notional amount) and the rate at which the specified asset or indicator decreased in value multiplied by the notional amount of the swap, plus, in certain instances, commissions or trading spreads on the notional amount.

As a result, the swap has a similar economic effect as if a Fund were to invest in the asset underlying the swap in an amount equal to the notional amount of the swap. The return to a Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by a Fund on the notional amount. However, unlike cash investments in the underlying assets, a Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

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Futures Contracts. The Funds may derive exposure to their respective indexes through investments in cash-settled futures contracts that reference the applicable index. The futures contracts held by the Fund are standardized, cash-settled futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”). A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

To the extent a Fund utilizes futures contracts, the Fund generally engages in closing or offsetting transactions before final settlement of a futures contract wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions. Investments in commodity-linked futures can be susceptible to negative prices due to a supply surplus which may be caused by global events, including restrictions or reductions in global travel. Exposure to such commodity-linked futures may adversely affect the performance of the Fund.

Whether the Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited, and investors may lose the amount that they invest plus any profits recognized on their investment. The Fund may engage in related closing transactions with respect to options on futures contracts. The Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by CFTC.

All of the Fund’s transactions in futures will be entered into through a futures commission merchant (“FCM”) regulated by the CFTC or under a foreign regulatory regime that has been recognized as equivalent by the CFTC. Under U.S. law, an FCM is the sole type of entity that may hold collateral in respect of cleared futures (and options thereon) and cleared swaps. All futures (and options thereon) entered into by the Fund will be cleared by a clearing house that is regulated by the CFTC or under a foreign regulatory regime that has been recognized as equivalent by the CFTC. The Fund’s FCM may limit the Fund’s ability to invest in certain futures contracts. Such restrictions may adversely affect the Fund’s performance and its ability to achieve its investment objective.

In addition, the CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, a Fund may not acquire any “illiquid investment” if, immediately after the acquisition, a Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include repurchase agreements with a notice or demand period of more than seven days, certain stripped mortgage-backed securities, certain municipal leases, certain over-the-counter derivative instruments, securities and other financial instruments that are not readily marketable, and restricted

5

securities unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees has approved the designation of the Adviser to administer the Trust’s liquidity risk management program and related procedures. In determining whether an investment is an illiquid investment, the Adviser will take into account actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations. In addition, in determining the liquidity of an investment, the Adviser must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that a Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, a Fund must take this determination into account when classifying the liquidity of that investment or asset class.

In addition to actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations, the following factors, among others, will generally impact the classification of an investment as an “illiquid investment”: (i) any investment that is placed on the Adviser’s restricted trading list; and (ii) any investment that is delisted or for which there is a trading halt at the close of the trading day on the primary listing exchange at the time of classification (and in respect of which no active secondary market exists). Investments purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to these and other events and circumstances. If one or more investments in a Fund’s portfolio become illiquid, a Fund may exceed the 15% limitation in illiquid investments. In the event that changes in the portfolio or other external events cause a Fund to exceed this limit, a Fund must take steps to bring its illiquid investments that are assets to or below 15% of its net assets within a reasonable period of time. This requirement would not force a Fund to liquidate any portfolio instrument where a Fund would suffer a loss on the sale of that instrument.

Short-Term Instruments and Temporary Investments.  A Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity, in connection with collateral received by a Fund in its securities lending activities, or for other reasons. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit, bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody’s® Investors Service, Inc., “F-1” by Fitch Ratings, Inc., or “A-1” by Standard & Poor’s® Financial Services LLC, a subsidiary of S&P Global, Inc., or if unrated, of comparable quality as determined by the Adviser and/or Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of the Adviser and/or Sub-Adviser, are of comparable quality to obligations of U.S. banks that may be purchased by a Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Cayman Subsidiary. Each Fund may invest in derivatives through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is not registered under

6

the 1940 Act and is not directly subject to its investor protections, except as noted in the Prospectus or this SAI. However, the Subsidiary is wholly-owned and controlled by the Fund and is advised by Roundhill and sub-advised by ETC. The Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as the sole shareholder of the Subsidiary. Neither Roundhill nor ETC receives additional compensation for managing the assets of the Subsidiary.

Changes in the laws of the United States (where the Fund is organized) and/or the Cayman Islands (where the Subsidiary is incorporated) could prevent the Fund and/or the Subsidiary from operating as described in the Prospectus and this SAI and could negatively affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require the Subsidiary to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.

The financial statements of the Subsidiary will be consolidated with the respective Fund’s financial statements in the Fund’s annual and semi-annual reports.

Portfolio Turnover

Each Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a Fund’s investment portfolio that is bought and sold during a year is known as a Fund’s portfolio turnover rate. A turnover rate of 100% would occur, for example, if a Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by a Fund of increased brokerage costs, expenses and taxes.

Investment Risks

Overview

An investment in a Fund should be made with an understanding of the risks that an investment in a Fund’s Shares entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the securities market may worsen and the value of the securities and therefore the value of a Fund may decline. A Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with such an investment. The past market and earnings performance of any of the securities included in a Fund is not predictive of their future performance.

Borrowing and Leverage Risk

When a Fund borrows money, it must pay interest and other fees, which will reduce a Fund’s returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings.  Any such borrowings are intended to be temporary.  However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time.  As prescribed by the 1940 Act, a Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing.  A Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce a Fund’s asset coverage to less than the prescribed amount.

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Cybersecurity Risk

A Fund is susceptible to potential operational risks through breaches in cybersecurity.  A breach in cybersecurity refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption or lose operational capacity.  Such events could cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss.  Cybersecurity breaches may involve unauthorized access to a Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users.  In addition, cybersecurity breaches of a Fund’s third party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which a Fund invests, can also subject a Fund to many of the same risks associated with direct cybersecurity breaches. A Fund has established risk management systems designed to reduce the risks associated with cybersecurity. However, there is no guarantee that such efforts will succeed, especially because a Fund does not directly control the cybersecurity systems of issuers or third party service providers.

Derivatives Risk

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due.  In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments

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to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Limited Price Discovery and Market Depth Risk. The market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Financial Instruments is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Financial Instruments will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Liquidity Risk. The market for Financial Instruments may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Financial Instruments.

Swap Agreements Risk. The Fund will utilize swap agreements to derive exposure to the Anaheim Ducks Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade OTC and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant

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losses. In addition, the Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to the Anaheim Ducks Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk associated with event contracts. If the Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to the Anaheim Ducks Index. Because the market for swaps referencing the Anaheim Ducks Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market. Any such limitation could prevent the Fund from providing its desired level of exposure to the Anaheim Ducks Index. Lastly, the cost to utilize swap agreements, which may be higher for exposure to Anaheim Ducks Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example. The fee paid by the Fund may include a commission and a financing expense typically determined by multiplying the face value of the swap agreement by an agreed upon interest rate. The payment of such fees will reduce the Fund’s returns and may cause the Fund to underperform the performance of the Anaheim Ducks Index.  Investors who purchase Fund Shares should be aware of these expenses and the effect on the Fund’s returns.

Liquidity Risk

The Funds may have investments that they may not be able to dispose of or close out readily at a favorable time or price (or at all), or at a price approximating a Fund’s valuation of the investment. For example, certain investments may be subject to restrictions on resale, may trade over-the-counter or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for a Fund to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. If a Fund needed to sell a large block of illiquid securities to meet shareholder redemption request or to raise cash, these sales could further reduce the securities’ prices and adversely affect performance of a Fund.  Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities.

Trading Issues Risk

Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in Fund Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in Fund Shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund Shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged. A Fund may have difficulty maintaining its listing on the Exchange in the event a Fund’s assets are small or a Fund does not have enough shareholders.

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Valuation Risk

The Funds may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that a Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by a Fund at that time. A Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Management of the Funds

Trustees and Officers

The general supervision of the duties performed for the Funds under the Investment Management Agreement (as defined below) is the responsibility of the Board of Trustees.  There are four Trustees of the Trust, one of whom is an “interested person” (as the term is defined in the 1940 Act) (the “Interested Trustee”) and three of whom are Trustees who are not officers or employees of Roundhill or any of its affiliates (each an “Independent Trustee” and collectively the “Independent Trustees”).  The Trustees serve for indefinite terms until their resignation, death or removal.  The Trust has not established a lead Independent Trustee position.  The Trustees set broad policies for the Funds, choose the Trust’s officers and hired the Funds’ investment adviser and sub-adviser.  Each Trustee, except for Timothy Maloney, is an Independent Trustee.  Mr. Maloney is deemed an Interested Trustee of the Trust due to his position as co-founder and co-owner of Roundhill, and Treasurer and Chief Financial Officer of the Trust.  The officers of the Trust manage its day-to-day operations, are responsible to the Board of Trustees and serve indefinite terms.  The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable.

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Roundhill Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Interested Trustees
Timothy Maloney(1) c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1989	Chairman of the Board of Trustees; Treasurer and Chief Financial Officer	• Indefinite term • Since inception	Co-Founder (2018 – present), Chief Investment Officer (2018 – 2024), of Roundhill Financial Inc.	[__]	Roundhill UCITS ICAV; Roundhill Financial Inc.; AssetDash Corp.
Independent Trustees
John Pesce c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1965	Trustee	• Indefinite term • Since inception	Chief Executive Officer of TCG Group Holdings LP (1999 – present); Area President of Hub International (2021 – present)	[__]	None

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Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Roundhill Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Felix Rivera c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1963	Trustee	• Indefinite term • Since inception	Managing Partner of Independent Channel Advisors, LLC (2011 – present)	[__]	Advisors Preferred Trust; Alpha Alternative Fund
Jeffrey Youngman c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1961	Trustee	• Indefinite term • Since inception	Managing Member of Feitlin, Youngman, Karas & Gerson, L.L.C. (1988 – present)	[__]	None
Officers of the Trust
William Hershey c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1989	President	• Indefinite term • Since inception	Co-Founder (2018 – present), Chief Executive Officer (2018 – 2024), of Roundhill Financial Inc.	N/A	N/A
David Mazza c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1982	Vice President	• Indefinite term • Since inception	Chief Executive Officer (2024 – present), Chief Strategy Officer (2023 – 2024), of Roundhill Financial Inc.; Managing Director and Head of Product of Rafferty Asset Management, LLC (2018 – 2023)	N/A	N/A
Sean Poyntz c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1992	Secretary	• Indefinite term • Since inception	Managing Director of Operations (2026 – present), Director of Operations (2024 – 2026), and Vice President of Operations (2021 – 2023) of Roundhill Financial Inc.	N/A	N/A
Aaron Norris c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1980	Chief Compliance Officer and Anti-Money Laundering Officer	• Indefinite term • Since 2026

Chief Compliance Officer of Roundhill Financial, Inc. (2026 – present); Managing Director, Head of Core Compliance at Nomura Asset Management International (April – December 2025); Vice President, Sub-Adviser Oversight (2021 – 2025) at Fidelity Investments

				N/A	N/A
Justin Katz c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1992	Vice President	• Indefinite term • Since 2024	Vice President of Operations at Roundhill Financial Inc. (2024 – present); Vice President (2022 – 2024) and Senior Associate (2019 – 2022) at BNY Mellon.	N/A	N/A

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____________________

(1)            Mr. Maloney is deemed an “interested person” of the Trust due to his position as co-founder and co-owner of Roundhill Financial Inc. and Treasurer and Chief Financial Officer of the Trust.

Unitary Board Leadership Structure

It is anticipated that each Trustee will serve as a trustee of all funds in the Roundhill Fund Complex (as defined below), which is known as a “unitary” board leadership structure.  Each Trustee currently serves as a trustee of the Fund and of the other series of the Trust (each, a “Roundhill Fund” and collectively, the “Roundhill Fund Complex”) and is anticipated to serve as a trustee for future Roundhill Funds.  None of the Independent Trustees, nor any of their immediate family members, have ever been a director, officer or employee of, or consultant to, Roundhill or any of its affiliates.  Mr. Maloney, an Interested Trustee, serves as the Chairman of the Board of Trustees for each Roundhill Fund.

The unitary board structure was adopted for the Roundhill Fund Complex because of the efficiencies it achieves with respect to the governance and oversight of the Roundhill Funds.  Each Roundhill Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the Roundhill Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting.  Because of the similar and often overlapping issues facing the Roundhill Funds, including among any such exchange-traded funds, the Board of Trustees believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all Roundhill Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards.  In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which, as a body, possesses the appropriate skills, diversity, independence and experience to oversee the Fund’s business.

Annually, the Board of Trustees will review its governance structure and the committee structures, its performance and functions and any processes that would enhance board governance over the business of the Roundhill Funds. The Board of Trustees has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the Roundhill Fund Complex as a whole.

The Board of Trustees has established two standing committees (as described below) and has delegated certain of its responsibilities to those committees.  The Board of Trustees and its committees meet frequently throughout the year to oversee the activities of the Fund, review contractual arrangements with and the performance of service providers, oversee compliance with regulatory requirements and review Fund performance.  The Independent Trustees are represented by independent legal counsel at all Board and committee meetings.  Generally, the Board of Trustees acts by majority vote of the Trustees present at a meeting, assuming a quorum is present, unless otherwise required by applicable law.

The two standing committees of the Board of Trustees are the Nominating and Governance Committee and the Audit Committee.

The Nominating and Governance Committee is responsible for nominating non‑interested persons to the Board of Trustees.  In addition, the Nominating and Governance Committee oversees matters of corporate governance, including the evaluation of Board performance and processes and assignment of committee members, oversees arrangements for orientation of new Board members and continuing education of Independent Trustees, and periodically reviews and makes recommendations about any appropriate changes to Trustee compensation. John Pesce, Felix Rivera and Jeffrey Youngman are members of the Nominating

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and Governance Committee.  If there is no vacancy on the Board of Trustees, the Board of Trustees will not actively seek recommendations from other parties, including shareholders.  When a vacancy on the Board of Trustees occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund.  To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund should mail such recommendation to Sean Poyntz, Secretary, at the Trust’s address, 154 West 14th Street, 2nd Floor, New York, New York 10011. Such recommendation shall include the following information: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Fund owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S‑K or paragraph (b) of Item 22 of Rule 14a‑101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “1934 Act”); (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the 1934 Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an “interested person” of the Fund (as defined in the 1940 Act) and, if not an “interested person,” information regarding each nominee that will be sufficient for the Fund to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected.  In addition, the Trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a Trustee. The Nominating and Governance Committee held one meeting during the fiscal year ended December 31, 2025.

The Audit Committee is responsible for overseeing the Fund’s accounting and financial reporting process, the system of internal controls and audit process and for evaluating and appointing independent auditors (subject also to approval of the Board of Trustees).  Messrs. Pesce, Rivera and Youngman serve on the Audit Committee. The Audit Committee held five meetings during the fiscal year ended December 31, 2025.

Risk Oversight

As part of the general oversight of the Fund, the Board of Trustees is involved in the risk oversight of the Funds.  The Board of Trustees has adopted and periodically reviews policies and procedures designed to address the Fund’s risks.  Oversight of investment and compliance risk, including, if applicable, oversight of any sub-adviser, is performed primarily at the Board of Trustees level in conjunction with the Trust’s Chief Compliance Officer (“CCO”) and Anti-Money Laundering Officer.

The Board has appointed a CCO who oversees the implementation and evaluation of the Fund’s compliance program. Aaron Norris serves as CCO and Anti-Money Laundering Officer of the Trust.

Oversight of other risks also occurs at the committee level.  The Adviser’s investment oversight group reports to the Board of Trustees at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance as well as information related to the Adviser and its operations and processes.  The Board of Trustees reviews reports on the Fund’s and the service providers’ compliance policies and procedures at each quarterly Board of Trustee meeting and receives an annual report from the CCO regarding the operations of the Fund’s and the service providers’ compliance programs.  In addition, the Independent Trustees have an opportunity to meet privately each quarter with the CCO.  The Audit

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Committee reviews with the Adviser the Fund’s major financial risk exposures and the steps the Adviser has taken to monitor and control these exposures, including the Fund’s risk assessment and risk management policies and guidelines.  The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management.  The Nominating and Governance Committee monitors all matters related to the corporate governance of the Trust.

Not all risks that may affect the Funds can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects.  It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Funds, the Adviser or other service providers.  Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals.  As a result of the foregoing and other factors, a Fund’s ability to manage risk is subject to substantial limitations.

Board Diversification and Trustee Qualifications

As described above, the Nominating and Governance Committee of the Board of Trustees oversees matters related to the nomination of Trustees.  The Nominating and Governance Committee seeks to establish an effective Board of Trustees with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate.  Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability and, if qualifying as an Independent Trustee, independence from the Adviser, underwriters or other service providers, including any affiliates of these entities.

Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a Trustee in light of the Trust’s business and structure.

Independent Trustees. John Pesce has served on the Board of Trustees since 2023. Mr. Pesce has over 30 years of business experience in the financial services industry, including experience relating to institutional and individual financial planning, benefits services, retirement plan design and implementation, portfolio and investment advising, product marketing and financial consulting. He has served as the Chief Executive Officer of TCG Group Holdings LP since 1999 and the Area President of HUB International since 2021.

Felix Rivera is the Chair of the Audit Committee and of the Nominating and Governance Committee and has served as a Trustee since 2023. Mr. Rivera has over 20 years of business experience in the investment management and brokerage business and possesses a strong understanding of the regulatory framework under which investment companies must operate. He has served as the Managing Partner of Independent Channel Advisors, LLC since 2011.

Jeffrey Youngman has served on the Board of Trustees since 2023. Mr. Youngman brings significant legal expertise to the Board of Trustees. He has practiced law for over 35 years representing clients in matters relating to serious personal injuries including those concerning children who have suffered injuries as a result of harassment, intimidation and bullying at school. He has served as an attorney at Feitlin, Youngman, Karas & Gerson, L.L.C. since 1988 and is the Managing Member of the firm.

Interested Trustee. Timothy Maloney is the Chairman of the Board of Trustees and Treasurer and Chief Financial Officer of the Trust. Mr. Maloney co-founded Roundhill in 2018 and served as its Chief Investment Officer until April 2024. Prior to co-founding Roundhill, Mr. Maloney worked at Wells Capital

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Management, where he served as a credit trader. Before his time at Wells Capital Management, Mr. Maloney worked for Morgan Stanley, advising hedge fund clients across a spectrum of strategies. He is a CFA Charterholder and a graduate of Vanderbilt University.

Effective January 1, 2026, each Independent Trustee is paid a fixed annual retainer of $250,000. Trustees are also reimbursed for travel and out-of-pocket expenses incurred in connection with all meetings. These fees are allocated equally among each fund in the Trust.

The following table sets forth the estimated compensation to be earned by each Independent Trustee (including reimbursement for travel and out-of-pocket expenses) for services to the Funds and the estimated aggregate compensation to be paid to them for services to the Roundhill Fund Complex for the fiscal year ended December 31, 2026. The Trust has no retirement or pension plans. The officers and Interested Trustee serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by Roundhill.

Name of Trustee	Estimated Compensation from The Funds	Estimated Compensation from the Roundhill Fund Complex
John Pesce	$[__]	$[__]
Felix Rivera	$[__]	$[__]
Jeffrey Youngman	$[__]	$[__]

The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Fund and all funds overseen by the Trustees in the Roundhill Fund Complex as of December 31, 2025:

Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Roundhill Fund Complex
Interested Trustee
Timothy Maloney	None	Over $100,000
Independent Trustees
John Pesce	None	None
Felix Rivera	None	Over $100,000
Jeffrey Youngman	None	None

As of [__], the Independent Trustees and immediate family members did not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Funds or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Funds.

As of the date of this Statement of Additional Information, the officers of the Trust and Trustees, in the aggregate, owned less than 1% of the Fund Shares.

Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund.  A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control.

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Investment Adviser and Other Service Providers

Investment Adviser. Roundhill Financial Inc., 154 West 14th Street, 2nd Floor, New York, New York 10011, serves as the investment adviser to the Funds. Roundhill is a Delaware corporation that is controlled by its founders, William Hershey and Timothy Maloney. William Hershey currently serves as the President of the Trust and Timothy Maloney serves as the Chairman of the Board of Trustees, Treasurer and Chief Financial Officer of the Trust, while also continuing to serve in their roles as Co-Founders of the Adviser. The Adviser is an SEC-registered investment adviser that has provided investment advisory and sub-advisory services to pooled investment vehicles since 2019. Roundhill discharges its responsibilities subject to the policies of the Board of Trustees. Roundhill also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Pursuant to an investment management agreement between Roundhill and the Trust, on behalf of each Fund (the “Investment Management Agreement”), Roundhill oversees the investment of the Funds’ assets by the Sub-Adviser and is responsible for paying all expenses of the Funds, excluding the fee payments under the Investment Management Agreement, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.  Each Fund has agreed to pay Roundhill an annual management fee equal to [__]% of its daily net assets.

Under the Investment Management Agreement, Roundhill shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Roundhill in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties.  The Investment Management Agreement is in place for the original initial two-year term, and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees.  The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of a Fund’s outstanding voting securities on not more than 60 days’ written notice to Roundhill, or by Roundhill on 120 days’ written notice to the Trust.

Investment Sub-Adviser. Roundhill has retained Exchange Traded Concepts, LLC, an Oklahoma limited liability company, located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, to act as sub-adviser to the Funds pursuant to an investment sub-advisory agreement (the “Sub-Advisory

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Agreement”). The Sub-Adviser is an SEC-registered investment adviser that has provided investment advisory or sub-advisory services to pooled investment vehicles since 2009, including to over 138 1940 Act-registered ETFs as of March 2026. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC.

Pursuant to the Sub-Advisory Agreement, Roundhill has agreed to pay for the services provided by the Sub-Adviser through sub-advisory fees.  Roundhill is responsible for paying the entire amount of the Sub-Adviser’s fee for the Funds.  The Funds do not directly pay the Sub-Adviser.

Portfolio Managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. There are currently seven portfolio managers, as follows:

•         Mr. Maloney co-founded Roundhill in late 2018. He began his career at Morgan Stanley as a Foreign-Exchange and Emerging Markets salesperson. He later joined Wells Capital, where he traded investment grade bonds for a $35 billion fixed-income portfolio. He graduated from Vanderbilt University with a degree in Economics and a Masters of Science in Finance (MSF). Mr. Maloney is a CFA Charterholder.

•         Mr. Hershey co-founded Roundhill in late 2018. He began his career at Yorkville ETF Advisors, continuing with Yorkville Capital Management after the sale of Yorkville’s ETF business. During his career, he held various roles, including Head Trader for a Yorkville’s long/short energy hedge fund. He graduated from Vanderbilt University with a degree in Economics. Mr. Hershey is a CFA Charterholder.

•         Mr. Mazza joined Roundhill in 2023. He began his career at State Street Global Advisors and had various research, portfolio management, and product development responsibilities including leading the strategy and research team for SPDR ETFs. He later worked in leadership roles at OppenheimerFunds and Rafferty Asset Management. He graduated from the Sawyer Business School at Suffolk University with his Masters of Business Administration (MBA) in Finance and Boston College with a degree in Political Science and Philosophy.

•         Mr. Serowik joined ETC from Goldman Sachs. He began his career at Spear, Leeds & Kellogg, continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.

•         Mr. Alberico joined ETC in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in New York with a Bachelor of Science degree in Finance.

•         Mr. Tan joined ETC in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he

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developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning. Mr. Tan graduated from the University of North Carolina at Chapel Hill with a Bachelor of Science in Business Administration with a concentration in Investments, a Bachelor of Arts in Economics, and a Minor in Chinese.

•         Mr. Cooper joined ETC in November 2021 and currently serves as a Portfolio Manager. Previously, Mr. Cooper had roles in trade operations for Constellation Advisers from March 2017 until April 2018 and for QFR Capital Management from April 2018 until July 2020 and in the middle office derivatives group of Elliot Capital Management from September 2020 until November 2021. Prior to these roles, he spent 14 years working in various operational roles for Falcon Management Corporation, a global macro family office, gaining exposure to a variety of asset classes with a focus on operations, accounting, and technology. Mr. Cooper graduated from Pennsylvania State University in 2002 with a Bachelor of Science in Finance and a minor in Business Law.

Portfolio Manager Compensation. Messrs. Maloney, Hershey and Mazza are compensated by Roundhill. Each receives a fixed base salary and discretionary bonus that is not tied to the performance of the Funds. The discretionary bonus is based on the overall performance of Roundhill and each individual’s contribution to that performance across all duties. Messrs. Serowik, Alberico, Tan and Cooper are compensated by ETC. Each receives a fixed base salary and discretionary bonus that is not tied to the performance of the Funds.

Portfolio Manager Ownership of Fund Shares. As of the date of this Statement of Additional Information, none of the portfolio managers beneficially owned any Fund Shares.

Other Accounts Managed by the Portfolio Managers. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts managed by the portfolio managers listed below are subject to performance based advisory fees. The information below is provided as of [___].

Portfolio Manager	Registered Investment Companies Number of Accounts ($ assets)	Other Pooled Investment Vehicles Number of Accounts ($ assets)	Other Accounts Number of Accounts ($ Assets)
Timothy Maloney	__ ($_____)	0 ($0)	0 ($0)
William Hershey	__ ($_____)	0 ($0)	0 ($0)
David Mazza	__ ($_____)	0 ($0)	0 ($0)
Andrew Serowik	__ ($_____)	0 ($0)	0 ($0)
Todd Alberico	__ ($_____)	0 ($0)	0 ($0)
Gabriel Tan	__ ($_____)	0 ($0)	0 ($0)
Brian Cooper	__ ($_____)	0 ($0)	0 ($0)

Conflicts of Interest.  The portfolio managers have day-to-day management responsibilities with respect to other investments accounts and, accordingly, may be presented with potential or actual conflicts of interest.

The other accounts may have similar investment objectives or strategies as the Fund. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser and Sub-Adviser have established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser and Sub-Adviser manage are fairly and equitably allocated.

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With respect to securities transactions for the Funds, the Sub-Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for the Funds and other accounts, orders are placed at the same time. The Sub-Adviser uses its best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. The Sub-Adviser generally allocates trades on the basis of assets under management so that the securities positions represent equal exposure as a percentage of total assets of each client. The Funds and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized. If an aggregated trade order is not substantially filled, it will generally be allocated pro rata.

Transfer Agent and Administrator.  U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“USBGFS”, the “Transfer Agent” or the “Administrator”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ transfer agent and administrator.

Pursuant to a fund servicing agreement between the Trust and USBGFS, USBGFS provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, USBGFS does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of a Fund’s Shares. As compensation for the administration, accounting and management services, the Adviser pays USBGFS a fee based on a Fund’s average daily net assets, subject to a minimum annual fee. USBGFS also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

Custodian. Pursuant to a custody agreement between the Trust and U.S. Bank National Association (“U.S. Bank” or the “Custodian”) (the “Custody Agreement”), U.S. Bank, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Funds’ assets. The Custodian holds and administers the assets in a Fund’s portfolio. Pursuant to the Custody Agreement, U.S. Bank receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

Securities Lending Agent. A Fund may participate in securities lending arrangements whereby a Fund lends certain of its portfolio securities to brokers, dealers and financial institutions (not individuals) to receive additional income and increase the rate of return of the portfolio. U.S. Bank (the “Securities Lending Agent”) serves as securities lending agent to a Fund. The Securities Lending Agent is responsible for the implementation and administration of a Fund’s securities lending program pursuant to an agreement between the Trust, on behalf of a Fund, and the Securities Lending Agent (the “Securities Lending Agreement”). The Securities Lending Agent acts as agent to a Fund to lend available securities with any person on its list of approved borrowers and (i) determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower; (ii) ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to a Fund’s relevant account on the date such amounts are delivered by the borrower to the Securities Lending Agent; (iii) receives and holds, on a Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities; (iv) marks loaned securities and collateral to their market value each business day based upon the market value of the loaned securities and collateral at the close of business employing the most recently available pricing information and receives and delivers collateral to maintain the value of the collateral at no less than 100% of the market value of the loaned securities; (v) at the termination of a loan, returns the collateral to the borrower upon the return of the loaned securities to the Securities Lending

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Agent; (vi) invests cash collateral in accordance with the applicable Securities Lending Agreement; and (viii) maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to a Fund a monthly statement describing the loans outstanding, including an accounting of all securities lending transactions.

Distributor. The Trust and Foreside Fund Services, LLC (“Foreside” or the “Distributor”) are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust and distributes Fund Shares. Fund Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Fund Shares in amounts less than a Creation Unit and does not maintain a secondary market in Fund Shares. The principal business address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund Shares. Such Soliciting Dealers also may be Authorized Participants (as discussed in the section entitled “Creation and Redemption of Creation Units”) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by a vote of a majority of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Fund Shares or by a vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Since the inception of each Fund, there has been no underwriting commissions with respect to the sale of Fund Shares, and the Distributor did not receive compensation on redemptions for a Fund for that period.

Intermediary Compensation. The Adviser, the Sub-Adviser, or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to a Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to a Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including a Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by a Fund and, thus, do not result in increased a Fund’s expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of a Fund’s Prospectus and they do not change the price paid by investors for the purchase of Fund Shares or the amount received by a shareholder as proceeds from the redemption of Fund Shares.

Such compensation may be paid to Intermediaries that provide services to a Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser and

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the Sub-Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, also may be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend a Fund rather than other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser, the Sub-Adviser, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Fund Shares.

Distribution and Service Plan. The Board has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by a Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Fund Shares. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that a Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of Fund Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA’s rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of a Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of a Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the

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Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of a Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of a Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of a Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Fund Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Fund Shares, including, but not limited to, assistance in answering inquiries related to shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.

Aggregations.  Fund Shares in amounts less than Creation Units are not distributed by the Distributor.  The Distributor will deliver the Prospectus and, upon request, this SAI to Authorized Participants purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.  The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees; or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of a Fund.  The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with participants that utilize the facilities of the Depository Trust Company (the “DTC Participants”), which have international, operational, capabilities and place orders for Creation Units of a Fund’s Shares.  Participating Parties (as defined in “Procedures for Creation of Creation Units” below) shall be DTC Participants (as defined in “DTC Acts as Securities Depository for Fund Shares” below).

Brokerage Allocations

The Sub-Adviser is responsible for decisions to buy and sell securities for a Fund and for the placement of a Fund’s securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business.

The Sub-Adviser owes a fiduciary duty to its clients (including a Fund) to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the

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market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Sub-Adviser also will use electronic crossing networks (“ECNs”) when appropriate.

Subject to the foregoing policies, brokers or dealers selected to execute a Fund’s portfolio transactions may include a Fund’s Authorized Participants or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu,” so long as such selection is in keeping with the foregoing policies. A Fund may determine to not charge a variable fee on certain orders when the Sub-Adviser has determined that doing so is in the best interests of a Fund’s shareholders, e.g., for creation orders that facilitate the rebalance of a Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute a Fund’s portfolio transactions in connection with such orders.

The Sub-Adviser may use a Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Sub-Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the Exchange Act permits the Sub-Adviser, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Sub-Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, a Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Sub-Adviser, but only if the Sub-Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: (i) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; (ii) cause clients to engage in more securities transactions than would otherwise be optimal; and (iii) only recommend brokers that provide soft dollar benefits.

The Sub-Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Sub-Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Sub-Adviser’s expenses to the extent that the Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Sub-Adviser, effectively cross subsidizing the other accounts managed by the Sub-Adviser that benefit directly from the product. The Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products.

If purchases or sales of portfolio securities of a Fund and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Sub-Adviser. In some cases, this procedure could have a

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detrimental effect on the price or volume of the security so far as a Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to a Fund. The primary consideration is prompt execution of orders at the most favorable net price.

Additional Information

Book Entry Only System.  The following information supplements and should be read in conjunction with the Prospectus.

DTC Acts as Securities Depository for Fund Shares. Fund Shares are represented by securities registered in the name of The Depository Trust Company (“DTC”) or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.  More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the “NYSE”) and FINRA.  Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Fund Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants.  Ownership of beneficial interests in Fund Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants).  Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Fund Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows.  Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Fund Shares held by each DTC Participant.  The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Fund Shares, directly or indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners.  In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares.  DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Fund Shares as shown on the records of DTC or its nominee.  Payments by DTC Participants to Indirect Participants and Beneficial

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Owners of Fund Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Fund Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Policy Regarding Disclosure of Portfolio Holdings.  The Trust has adopted a policy regarding the disclosure of information about a Fund’s portfolio holdings. The Board of Trustees must approve all material amendments to this policy.  A Fund’s portfolio holdings are publicly disseminated each day a Fund is open for business through financial reporting and news services, including publicly accessible Internet websites.  In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated each day the NYSE is open for trading via the National Securities Clearing Corporation (“NSCC”).  The basket represents one Creation Unit of a Fund. A Fund’s portfolio holdings are also available on its website at https://www.roundhillinvestments.com/etf.  The Trust, Adviser, Sub-Adviser and the Distributor will not disseminate non-public information concerning the Trust.

Quarterly Portfolio Schedule.  The Trust is required to disclose, on a quarterly basis, the complete schedule of a Fund’s portfolio holdings with the SEC on Form N-PORT.  The Trust discloses the complete schedule of a Fund’s portfolio holdings on Form N-CSR after its second and fourth quarters. Form N-PORT and Form N-CSR for the Trust is available on the SEC’s website at https://www.sec.gov.  The Trust’s Form N-PORT and Form N-CSR are available without charge, upon request, by calling (855) 561-5728 or by writing to Roundhill ETF Trust, 154 West 14th Street, 2nd Floor, New York, New York 10011.

Codes of Ethics.  In order to mitigate the possibility that a Fund will be adversely affected by personal trading, the Trust, the Adviser, the Sub-Adviser and the Distributor have adopted Codes of Ethics under Rule 17j‑1 of the 1940 Act.  These Codes of Ethics contain policies restricting securities trading in personal accounts of access persons, Trustees and others who normally come into possession of information on portfolio transactions.  Personnel subject to the Codes of Ethics may invest in securities that may be purchased or held by a Fund; however, the Codes of Ethics require that each transaction in such securities be reviewed by the Compliance Department.  These Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies and Procedures

The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by a Fund are voted consistently with the best interests of such Fund.

The Board has delegated to the Adviser the proxy voting responsibilities for a Fund and has directed the Adviser to vote proxies consistent with a Fund’s best interests. The Adviser has delegated to the Sub-

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Adviser the day-to-day proxy voting responsibilities of a Fund and has directed the Sub-Adviser to vote proxies consistent with a Fund’s best interests. The Sub-Adviser has engaged the services of Institutional Shareholder Services Inc. (“ISS”) to make recommendations to the Sub-Adviser on the voting of proxies relating to securities held by a Fund. The Sub-Adviser has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on the Sub-Adviser’s general voting policies. The Sub-Adviser’s use of the ISS Proxy Voting Guidelines is not intended to constrain the Sub-Adviser’s consideration of any proxy proposal, and there may be times when the Sub-Adviser deviates from the ISS Proxy Voting Guidelines. The ISS Proxy Voting Guidelines are subject to change at the discretion of ISS and may be found at issgovernance.com.

Information regarding how a Fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request and without charge on its website at https://www.roundhillinvestments.com/etf, by calling (855) 561-5728 or by accessing the SEC’s website at https://www.sec.gov.

Creation and Redemption of Creation Units

General. ETFs, such as the Funds, generally issue and redeem their shares in primary market transactions through a creation and redemption mechanism and do not sell or redeem individual shares. Instead, financial entities, known as “Authorized Participants,” have contractual arrangements with an ETF or one of the ETF’s service providers to purchase and redeem ETF shares directly with the ETF in large blocks of shares known as “Creation Units.”  Prior to start of trading on each business day, an ETF publishes through the NSCC the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the ETF’s shares.  An Authorized Participant that wishes to effectuate a creation of an ETF’s shares deposits with the ETF the “basket” of securities, cash or other assets identified by the ETF that day, and then receives the Creation Unit of the ETF’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the ETF’s shares or sell them in the secondary market.  The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of ETF shares for a basket of securities, cash or other assets.  The combination of the creation and redemption process with secondary market trading in ETF shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of ETF shares at or close to the NAV per share of the ETF.

Each Authorized Participant is a member or participant of a clearing agency registered with the SEC that has a written agreement with a Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units (a “Participant Agreement”).  Orders to purchase Creation Units must be delivered through an Authorized Participant that has executed a Participant Agreement and must comply with the applicable provisions of such Participant Agreement. Investors wishing to purchase or sell shares generally do so on an exchange. Institutional investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

A “Business Day” is generally any day on which the NYSE, the Exchange and the Trust are open for business.  As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The Business Day on which an order to purchase or redeem Creation Units is received in proper form is referred to as the “Transmittal Date.”

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Basket Composition and Custom Baskets.  Rule 6c-11(c)(3) under of the 1940 Act requires an ETF relying on the exemptions offered by Rule 6c-11 to adopt and implement written policies and procedures governing the construction of baskets and the process that the ETF will use for the acceptance of baskets.  In general, in connection with the construction and acceptance of baskets, the Adviser may consider various factors, including, but not limited to: (1) whether the securities, assets and other positions comprising a basket are consistent with the ETF’s investment objective(s), policies and disclosure; (2) whether the securities, assets and other positions can legally and readily be acquired, transferred and held by the ETF and/or Authorized Participant(s), as applicable; (3) whether to utilize cash, either in lieu of securities or other instruments or as a cash balancing amount; and (4) in the case of an ETF that tracks an index, whether the securities, assets and other positions aid index tracking.

Each Fund may utilize a pro-rata basket or a custom basket in reliance on Rule 6c-11. A “pro-rata basket” is a basket that is a pro rata representation of the ETF’s portfolio holdings, except for minor deviations when it is not operationally feasible to include a particular instrument within the basket, except to the extent that a Fund utilized different baskets in transactions on the same Business Day.

Rule 6c-11 defines “custom baskets” to include two categories of baskets.  First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket.  These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of a Fund’s portfolio holdings; (ii) a representative sampling of an ETF’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of an ETF’s securities market index, if applicable.  Second, if different baskets are used in transactions on the same Business Day, each basket after the initial basket would constitute a custom basket.  For example, if an ETF exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if an ETF substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket.

Under a variety of circumstances, an ETF and its shareholders may benefit from the flexibility afforded by custom baskets.  In general terms, the use of custom baskets may reduce costs, increase efficiency and improve trading.  Because utilizing custom baskets provides a way for an ETF to add, remove and re-weight portfolio securities without transacting in the market, it may help the ETF to avoid transaction costs and adverse tax consequences.  Rule 6c-11 provides an ETF with flexibility to use “custom baskets” if the ETF has adopted written policies and procedures that: (1) set forth detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the ETF and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (2) specify the titles or roles of employees of the ETF’s investment adviser who are required to review each custom basket for compliance with those parameters.

The use of baskets that do not correspond to pro rata to an ETF’s portfolio holdings has historically created concern that an Authorized Participant could take advantage of its relationship with an ETF and pressure the ETF to construct a basket that favors an Authorized Participant to the detriment of the ETF’s shareholders. For example, because ETFs rely on Authorized Participants to maintain the secondary market by promoting an effective arbitrage mechanism, an Authorized Participant holding less liquid or less desirable securities potentially could pressure an ETF into accepting those securities in its basket in exchange for liquid ETF shares (i.e., dumping). An Authorized Participant also could pressure the ETF into including in its basket certain desirable securities in exchange for ETF shares tendered for redemption (i.e., cherry-picking). In either case, the ETF’s other investors would be disadvantaged and would be left holding

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shares of an ETF with a less liquid or less desirable portfolio of securities. The Adviser has adopted policies and procedures designed to mitigate these concerns but there is ultimately no guarantee that such policies and procedures will be effective.

Basket Dissemination. Basket files are published for consumption through the NSCC, a subsidiary of Depository Trust & Clearing Corporation, and can be utilized for pricing, creations, redemptions, rebalancing and custom scenarios. In most instances, pro rata baskets are calculated and supplied by the ETF’s custodial bank based on ETF holdings, whereas non-pro-rata, custom and forward-looking pro rata baskets are calculated by the Adviser and disseminated by the ETF’s custodial bank through the NSCC process.

Placement of Creation or Redemption Orders. All orders to purchase or redeem Creation Units are to be governed according to the applicable Participant Agreement that each Authorized Participant has executed. In general, all orders to purchase or redeem Creation Units must be received by the transfer agent in the proper form required by the Participant Agreement no later than the closing time of the regular trading session of the NYSE (ordinarily 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for business (the “Closing Time”) in order for the purchase or redemption of Creation Units to be effected based on the NAV of Fund Shares as next determined on such date after receipt of the order in proper form. However, at its discretion, a Fund may require an Authorized Participant to submit orders to purchase or redeem Creation Units be placed earlier in the day (such as instances where an applicable market for a security comprising a creation or redemption basket closes earlier than usual).

Delivery of Redemption Proceeds. Deliveries of securities to Authorized Participants in connection with redemption orders are generally expected to be made within one Business Day. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for a Fund may take longer than one Business Day after the day on which the redemption request is received in proper form. Section 22(e) of the 1940 Act generally prohibits a registered open-end management investment company from postponing the date of satisfaction of redemption requests for more than seven days after the tender of a security for redemption. This prohibition can cause operational difficulties for ETFs that hold foreign investments and exchange in-kind baskets for Creation Units. For example, local market delivery cycles for transferring foreign investments to redeeming investors, together with local market holiday schedules, can sometimes require a delivery process in excess of seven days. However, Rule 6c-11 grants relief from Section 22(e) to permit an ETF to delay satisfaction of a redemption request for more than seven days if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants, or the combination thereof prevents timely delivery of the foreign investment included in the ETF’s basket. Under this exemption, an ETF must deliver foreign investments as soon as practicable, but in no event later than 15 days after the tender to the ETF. The exemption therefore will permit a delay only to the extent that additional time for settlement is actually required, when a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming authorized participants prevents timely delivery of the foreign investment included in the ETF’s basket. If a foreign investment settles in less than 15 days, Rule 6c-11 requires an ETF to deliver it pursuant to the standard settlement time of the local market where the investment trades. Rule 6c-11 defines “foreign investment” as any security, asset or other position of the ETF issued by a foreign issuer (as defined by Rule 3b-4 under the 1934 Act), and that is traded on a trading market outside of the United States. This definition is not limited to “foreign securities,” but also includes other investments that may not be considered securities. Although these other investments may not be securities, they may present the same challenges for timely settlement as foreign securities if they are transferred in kind.

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Creation Transaction Fees. A Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per Fund Shares times the number of Fund Shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket. Payment of fees and expenses payable upon transfer of beneficial ownership of the deposit securities will be the sole responsibility of the Authorized Participant that purchased the Creation Unit, and the Authorized Participant will be required to ensure that any deposit securities properly denote change in beneficial ownership. If the NAV of the Fund per Creation Unit is less than the value of the deposit made by the Authorized Participant, the Fund may determine it is appropriate to return all or a portion of this excess amount to the Authorized Participant.

Redemption Transaction Fees. A Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per Fund Share times the number of Fund Shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of Fund Shares redeemed.

Suspension of Creations. The SEC has stated its position that an ETF generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time. The SEC has also stated that an ETF could not set transaction fees so high as to effectively suspend the issuance of Creation Units. Circumstances in which a Fund may suspend creations include, but are not limited to: (i) the order is not in proper form; (ii) the purchaser or group of related purchasers, upon obtaining the Creation Units of such Fund Shares ordered, would own 80% or more of the currently outstanding Fund Shares of a Fund; (iii) the required consideration is not delivered; (iv) the acceptance of the basket would, in the opinion of such Fund, be unlawful; or (v) there exist circumstances outside the control of such Fund that make it impossible to process purchases of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting a Fund, the Adviser, the Distributor, DTC, NSCC, the transfer agent, the custodian, any sub-custodian or any other participant in the purchase process; and similar extraordinary events. A Fund reserves the right to reject a creation order transmitted to it provided that such action does not result in a suspension of sales of creation units in contravention of 6c-11 and the SEC’s positions thereunder. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of the rejection of the order of such person. The Trust, a Fund, the transfer agent, the custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of baskets, nor shall any of them incur any liability for the failure to give any such notification.

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Suspension of Redemptions. An ETF may suspend the redemption of Creation Units only in accordance with Section 22(e) of the 1940 Act. Section 22(e) stipulates that no registered investment company shall suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable security in accordance with its terms for more than seven days after the tender of such security to the company or its agent designated for that purpose for redemption, except (1) for any period (A) during which the NYSE is closed other than customary week-end and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the investment company of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for such company fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the investment company.

Exceptions to Use of Creation Units.  Under Rule 6c-11 of the 1940 Act, ETFs are permitted to sell or redeem individual shares on the day of consummation of a reorganization, merger, conversion, or liquidation. In these limited circumstances, an ETF may need to issue or redeem individual shares and may need to transact without utilizing Authorized Participants.

Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning shares of a Fund.  This section is current as of the date of this SAI.  Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers.  For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances.  In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to a Fund.  The Internal Revenue Service could disagree with any conclusions set forth in this section.  In addition, our counsel may not have been asked to review, and may not have reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in a Fund.  This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, a Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of a Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation

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to an amount not greater than 5% of the value of a Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which a Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year.  There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by a Fund.

The authority with regard to swaps entered into by regulated investment companies is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test.  Each Fund intends to take the position that because the swaps held by the Fund reference securities that the income on the swaps are “other income” from the Fund’s business of investing in stocks and securities.  In addition, each Fund intends to manage its investments in the swaps so that neither the exposure to issuer of the referenced security nor the exposure to any one counterparty of the swaps will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter.

As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders.  Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain.  If a Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained.  In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, a Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years.  In order to prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.  A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year.  Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Subject to certain reasonable cause and de minimis exceptions, if a Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement in any taxable year, such Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

Distributions. Dividends paid out of a Fund’s investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of such Fund’s earnings and profits, whether paid in cash or

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reinvested in additional shares.  However, certain ordinary income distributions received from a Fund may be taxed at capital gains tax rates.  In particular, ordinary income dividends received by an individual shareholder from a regulated investment company such as a Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by such Fund itself.

The Funds will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend, which is eligible for the capital gains tax rates.  The Funds cannot make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

Income from a Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to net investment income if the taxpayer’s adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from such Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.  However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by a Fund from certain domestic corporations may be reported by such Fund as being eligible for the dividends received deduction.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares.  An election may be available to you to defer recognition of the gain attributable to a capital gain dividend if you make certain qualifying investments within a limited time.  You should talk to your tax advisor about the availability of this deferral election and its requirements.  Shareholders receiving distributions in the form of additional Fund Shares, rather than cash, generally will have a tax basis in each such Fund Share equal to the value of a Fund Share on the reinvestment date.  A distribution of an amount in excess of a Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her Fund Shares.  To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her Fund Shares, the excess will be treated by the shareholder as gain from a sale or exchange of such Fund Shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Fund Shares will receive a report as to the value of those Fund Shares.

Sale or Exchange of Fund Shares. Upon the sale or other disposition of Fund Shares, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for Fund Shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if Fund Shares have been held for more than one year. An election may be available to you to defer recognition of capital gain if you make certain qualifying investments within a limited time.  You should talk to your tax advisor about the availability of this deferral election and its requirements.

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Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities.  In such a case, the basis of a Fund Shares acquired will be adjusted to reflect the disallowed loss.  Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Fund Shares.

Taxes on Purchase and Redemption of Creation Units. If a shareholder exchanges securities for Creation Units the shareholder will generally recognize a gain or a loss.  The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder’s aggregate basis in the securities surrendered and the Cash Component paid.  If a shareholder exchanges Creation Units for securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount.  The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Nature of Fund Investments. Certain of the Funds’ investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause a Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

Investments in Certain Non-U.S. Corporations. If a Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, such Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders.  A Fund will not be able to pass through to its shareholders any credit or deduction for such taxes.  A Fund may be able to make an election that could ameliorate these adverse tax consequences.  In this case, a Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income.  Under this election, a Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above).  Dividends paid by PFICs are not treated as qualified dividend income.

Backup Withholding. A Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide such Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the

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Internal Revenue Service that they are subject to backup withholding.  Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding.  This withholding is not an additional tax.  Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Shareholders.  U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a non-U.S. trust or estate, a non-U.S. corporation or non-U.S. partnership (“non-U.S. shareholder”) depends on whether the income of a Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are “financial institutions” may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury.  For these purposes, a “financial institution” means any entity that (i) accepts deposits in the ordinary course of a banking or similar business; (ii) holds financial assets for the account of others as a substantial portion of its business; or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities.  This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends.  However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Distributions to non-financial non-U.S. entities (other than publicly traded non-U.S. entities, entities owned by residents of U.S. possessions, non-U.S. governments, international organizations, or non-U.S. central banks), will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner.  This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends.  However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Income Not Effectively Connected.  If the income from a Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by a Fund which are properly reported by such Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.  However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax.  In the case of a non-

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U.S. shareholder who is a nonresident alien individual, a Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption.  If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s Fund Shares in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

Distributions from a Fund that are properly reported by such Fund as an interest-related dividend attributable to certain interest income received by such Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by such Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. shareholders, provided that such Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

In addition, capital gain distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the non-U.S. shareholder to file a United States tax return.

Income Effectively Connected. If the income from a Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by such Fund which are properly reported by such Fund as undistributed capital gains and any gains realized upon the sale or exchange of such Fund’s Shares will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations.  Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code.  The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein.  Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

Capital Loss Carryforward.  Net capital gains of a Fund that are available for distribution to shareholders will be computed by taking into account any applicable capital loss carryforward.

Other Taxation. Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions.  Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

Determination of Net Asset Value

The NAV per Fund Share is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities) by the total number of Fund Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of a Fund is calculated by USBGFS and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each

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day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating a Fund’s NAV per Fund Share, such Fund’s investments are generally valued using market prices to the extent such market quotations are readily available. If market quotations are not readily available, including if market quotations are deemed to be unreliable by the Adviser, a Fund will fair value such investments and use the fair value to calculate such Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser to perform the fair value determinations for a Fund’s portfolio holdings subject to the Board’s oversight. The Adviser’s fair value determinations will be carried out in compliance with Rule 2a-5 and based on fair value methodologies established and applied by the Adviser and periodically tested to ensure such methodologies are appropriate and accurate with respect to a Fund’s portfolio holdings. The Adviser’s fair value methodologies may involve obtaining inputs and prices from third-party pricing services.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies.  Dividends from net investment income of a Fund, if any, are declared and paid at least annually.  Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis.  The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions of Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Fund Shares.  Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

Dividend Reinvestment Service.  No reinvestment service is provided by the Trust.  Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of a Fund for reinvestment of their dividend distributions.  Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein.  Brokers may require Beneficial Owners to adhere to specific procedures and timetables.  If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.

Miscellaneous Information

Legal Counsel.  Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, is legal counsel to the Trust.

37

Independent Registered Public Accounting Firm.  Cohen & Company, Ltd., located at 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Funds’ independent registered public accounting firm.  Cohen & Company, Ltd. audits the Funds’ financial statements and performs other related audit services.

Performance Information

To obtain a Fund’s most current performance information, please call (855) 561-5728 or visit a Fund’s website at https://www.roundhillinvestments.com/etf.  From time to time, a Fund’s performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders.  Performance quotations represent a Fund’s past performance and should not be considered as representative of future results.  A Fund will calculate its performance in accordance with the requirements of the rules and regulations under the 1940 Act, as they may be revised from time to time.

38

Roundhill ETF Trust

Part C – Other Information

Item 28.	Exhibits

Exhibit No. Description

(a)	Agreement and Declaration of Trust of the Registrant (1)

(b)	By-Laws of the Registrant (1)

(c)	Not applicable

(d)	(1) Investment Advisory Agreement between the Registrant and Roundhill Financial Inc. (1)

(2) Amended Schedule A to the Investment Advisory Agreement (7)

(3) Expense Reimbursement and Fee Waiver Agreement between the Registrant and Roundhill Financial Inc. (3)

(4) Amended Exhibit A to the Expense Reimbursement and Fee Waiver Agreement between the Registrant and Roundhill Financial Inc (5)

(5) Sub-Advisory Agreement between Roundhill Financial Inc. and Exchange Traded Concepts, LLC (1)

(6) Amended Schedule A to the Sub-Advisory Agreement between Roundhill Financial Inc. and Exchange Traded Concepts, LLC (7)

(e)	(1) ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC (1)

(2) Amended Exhibit A to the ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC (7)

(f)	Not Applicable.

(g)	(1) Custody Agreement between the Registrant and U.S. Bank National Association (1)

(2) Amended Exhibit A to the Custody Agreement between the Registrant and U.S. Bank National Association (7)

(h)	(1) Fund Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC (1)

(2) Amended Exhibit 1 to the Fund Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC (7)

(3) Form of Authorized Participant Agreement (1)

(i)	(1) Opinion of Legal Counsel with respect to Roundhill Anaheim Ducks ETF (7)

(2) Opinion of Legal Counsel with respect to Roundhill Boston Bruins ETF (7)

(3) Opinion of Legal Counsel with respect to Roundhill Buffalo Sabres ETF (7)

(4) Opinion of Legal Counsel with respect to Roundhill Calgary Flames ETF (7)

(5) Opinion of Legal Counsel with respect to Roundhill Carolina Hurricanes ETF (7)

(6) Opinion of Legal Counsel with respect to Roundhill Chicago Blackhawks ETF (7)

(7) Opinion of Legal Counsel with respect to Roundhill Colorado Avalanche ETF (7)

(8) Opinion of Legal Counsel with respect to Roundhill Columbus Blue Jackets ETF (7)

(9) Opinion of Legal Counsel with respect to Roundhill Dallas Stars ETF (7)

(10) Opinion of Legal Counsel with respect to Roundhill Detroit Red Wings ETF (7)

(11) Opinion of Legal Counsel with respect to Roundhill Edmonton Oilers ETF (7)

(12) Opinion of Legal Counsel with respect to Roundhill Florida Panthers ETF (7)

(13) Opinion of Legal Counsel with respect to Roundhill Los Angeles Kings ETF (7)

(14) Opinion of Legal Counsel with respect to Roundhill Minnesota Wild ETF (7)

(15) Opinion of Legal Counsel with respect to Roundhill Montreal Canadiens ETF (7)

(16) Opinion of Legal Counsel with respect to Roundhill Nashville Predators ETF (7)

(17) Opinion of Legal Counsel with respect to Roundhill New Jersey Devils ETF (7)

(18) Opinion of Legal Counsel with respect to Roundhill New York Islanders ETF (7)

(19) Opinion of Legal Counsel with respect to Roundhill New York Rangers ETF (7)

(20) Opinion of Legal Counsel with respect to Roundhill Ottawa Senators ETF (7)

(21) Opinion of Legal Counsel with respect to Roundhill Philadelphia Flyers ETF (7)

(22) Opinion of Legal Counsel with respect to Roundhill Pittsburgh Penguins ETF (7)

(23) Opinion of Legal Counsel with respect to Roundhill San Jose Sharks ETF (7)

(24) Opinion of Legal Counsel with respect to Roundhill Seattle Kraken ETF (7)

(25) Opinion of Legal Counsel with respect to Roundhill St. Louis Blues ETF (7)

(26) Opinion of Legal Counsel with respect to Roundhill Tampa Bay Lightning ETF (7)

(27) Opinion of Legal Counsel with respect to Roundhill Toronto Maple Leafs ETF (7)

(28) Opinion of Legal Counsel with respect to Roundhill Utah Mammoth ETF (7)

(29) Opinion of Legal Counsel with respect to Roundhill Vancouver Canucks ETF (7)

(30) Opinion of Legal Counsel with respect to Roundhill Vegas Golden Knights ETF (7)

(31) Opinion of Legal Counsel with respect to Roundhill Washington Capitals ETF (7)

(32) Opinion of Legal Counsel with respect to Roundhill Winnipeg Jets ETF (7)

(j)	Not Applicable.

(k)	Not Applicable.

(l)	Not Applicable.

(m)	(1) Distribution and Service Plan (4)

(2) Amended Exhibit A to the Distribution and Service Plan (7)

(n)	Not Applicable.

(o)	Not Applicable.

(p)	(1) Code of Ethics of Registrant (5)

(2) Code of Ethics of Roundhill Financial Inc. (5)

(3) Code of Ethics of Exchange Traded Concepts, LLC (6)

(q)	Powers of Attorney (2)

(1)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-273052) filed on October 20, 2023.

(2)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-273052) filed on January 10, 2024.

(3)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-273052) filed on February 27, 2024.

(4)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-273052) filed on February 18, 2026.

(5)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-273052) filed on April 30, 2026.

(6)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-273052) filed on August 21, 2026.

(7)	To be filed by amendment.

Item 29.	Persons Controlled By or Under Common Control with Registrant

Not Applicable.

Item 30.	Indemnification

Pursuant to Article VII, Section 2(a) of the Trust’s Agreement and Declaration of Trust (the “Declaration”), the Trust shall indemnify, out of Trust Property (as such term is defined in the “Declaration”), to the fullest extent permitted under applicable law, any Person (as such term is defined in the “Declaration”) who was or is a party or is threatened to be made a party to any Proceeding (as such term is defined in the “Declaration”) by reason of the fact that such Person is or was an Agent (as such term is defined in the “Declaration”) of the Trust, against Expenses (as such term is defined in the “Declaration”), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such Proceeding if such Person acted in good faith or in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such Person was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the Person did not act in good faith or that the Person had reasonable cause to believe that the Person’s conduct was unlawful.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions of Rule 484 under the 1933 Act, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The Registrant hereby undertakes that it will apply the indemnification provision of the Declaration in a manner consistent with Release 11330 of the SEC under the 1940 Act, so long as the interpretation of Sections 17(h) and 17(i) thereunder remains in effect.

Item 31.	Business and Other Connections of the Investment Adviser

Certain information pertaining to the business and other connections of Roundhill Financial Inc. (“Roundhill”), the investment adviser to the Funds, is hereby incorporated by reference from the Prospectuses and Statements of Additional Information contained herein. The information required by this Item with respect to any director, officer or partner of Roundhill is incorporated by reference to the Form ADV filed by Roundhill with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-114971).

Certain information pertaining to the business and other connections of Exchange Traded Concepts, LLC (“ETC”), the investment sub-adviser to the Funds, is hereby incorporated by reference from the Prospectuses and Statements of Additional Information contained herein. The information required by this Item with respect to any director, officer or partner of ETC is incorporated by reference to the Form ADV filed by ETC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-70485).

Item 32.	Principal Underwriter

(a) Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the Registrant and the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.

2.	ABS Long/Short Strategies Fund

3.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers

4.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers

5.	ActivePassive International Equity ETF, Series of Trust for Professional Managers

6.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers

7.	AdvisorShares Trust

8.	AFA Private Credit Fund

9.	AGF Investments Trust

10.	AIM ETF Products Trust

11.	Alexis Practical Tactical ETF, Series of Listed Funds Trust

12.	AlphaCentric Prime Meridian Income Fund

13.	Alternative Strategies Income Fund

14.	American Century ETF Trust

15.	AMG ETF Trust

16.	Amplify ETF Trust

17.	Applied Finance Dividend Fund, Series of World Funds Trust

18.	Applied Finance Explorer Fund, Series of World Funds Trust

19.	Applied Finance Select Fund, Series of World Funds Trust

20.	Ardian Access LLC

21.	ARK ETF Trust

22.	ARK Venture Fund

23.	Bitwise Funds Trust

24.	BondBloxx ETF Trust

25.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust

26.	Bridgeway Funds, Inc.

27.	Brinker Capital Destinations Trust

28.	Brookfield Real Assets Income Fund Inc.

29.	Build Funds Trust

30.	Calamos Convertible and High Income Fund

31.	Calamos Convertible Opportunities and Income Fund

32.	Calamos Dynamic Convertible and Income Fund

33.	Calamos Global Dynamic Income Fund

34.	Calamos Global Total Return Fund

35.	Calamos Strategic Total Return Fund

36.	Carlyle Tactical Private Credit Fund

37.	Cascade Private Capital Fund

38.	Catalyst/Perini Strategic Income Fund

39.	CBRE Global Real Estate Income Fund

40.	Center Coast Brookfield MLP & Energy Infrastructure Fund

41.	Cliffwater Corporate Lending Fund

42.	Cliffwater Enhanced Lending Fund

43.	Coatue Innovative Strategies Fund

44.	Cohen & Steers ETF Trust

45.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers

46.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series

47.	CrossingBridge Ultra-Short Duration ETF, Series of Trust for Professional Managers

48.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust

49.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust

50.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of CYBER HORNET Trust

51.	Davis Fundamental ETF Trust

52.	Defiance BMNR Option Income ETF, Series of ETF Series Solutions

53.	Defiance Connective Technologies ETF, Series of ETF Series Solutions

54.	Defiance Drone and Modern Warfare ETF, Series of ETF Series Solutions

55.	Defiance Quantum ETF, Series of ETF Series Solutions

56.	Defiance Retail Kings ETF, Series of ETF Series Solutions

57.	Denali Structured Return Strategy Fund

58.	Dodge & Cox Funds

59.	DoubleLine ETF Trust

60.	DoubleLine Income Solutions Fund

61.	DoubleLine Opportunistic Credit Fund

62.	DoubleLine Yield Opportunities Fund

63.	DriveWealth ETF Trust

64.	EIP Investment Trust

65.	Ellington Income Opportunities Fund

66.	ETF Opportunities Trust

67.	Exchange Listed Funds Trust

68.	Exchange Place Advisors Trust

69.	FIS Trust

70.	FlexShares Trust

71.	Fortuna Hedged Bitcoin ETF, Series of Listed Funds Trust

72.	Forum Funds

73.	Forum Funds II

74.	Forum Real Estate Income Fund

75.	GMO ETF Trust

76.	GoldenTree Opportunistic Credit Fund

77.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust

78.	Grayscale Funds Trust

79.	Guinness Atkinson Funds

80.	Harbor ETF Trust

81.	Harris Oakmark ETF Trust

82.	Hawaiian Tax-Free Trust

83.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust

84.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust

85.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust

86.	Horizon Kinetics Japan Owner Operator ETF, Series of Listed Funds Trust

87.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust

88.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust

89.	Horizon Kinetics Texas ETF, Series of Listed Funds Trust

90.	Innovator ETFs Trust

91.	Ironwood Institutional Multi-Strategy Fund LLC

92.	Ironwood Multi-Strategy Fund LLC

93.	Jensen Quality Growth ETF, Series of Trust for Professional Managers

94.	John Hancock Exchange-Traded Fund Trust

95.	Kurv ETF Trust

96.	Lazard Active ETF Trust

97.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust

98.	Lone Peak Value Fund, Series of World Funds Trust

99.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers

100.	Mairs & Power Growth Fund, Series of Trust for Professional Managers

101.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers

102.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers

103.	Manor Investment Funds

104.	MoA Funds Corporation

105.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV

106.	Morgan Stanley ETF Trust

107.	Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds

108.	Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds

109.	Morningstar Funds Trust

110.	NEOS ETF Trust

111.	Niagara Income Opportunities Fund

112.	NXG Cushing® Midstream Energy Fund

113.	NXG NextGen Infrastructure Income Fund

114.	OTG Latin American Fund, Series of World Funds Trust

115.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust

116.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust

117.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust

118.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust

119.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust

120.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust

121.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust

122.	Palmer Square Funds Trust

123.	Palmer Square Opportunistic Income Fund

124.	Partners Group Private Income Opportunities, LLC

125.	Perkins Discovery Fund, Series of World Funds Trust

126.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust

127.	Plan Investment Fund, Inc.

128.	Point Bridge America First ETF, Series of ETF Series Solutions

129.	Precidian ETFs Trust

130.	Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust

131.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust

132.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust

133.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust

134.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust

135.	Renaissance Capital Greenwich Funds

136.	REX ETF Trust

137.	Reynolds Funds, Inc.

138.	RMB Investors Trust

139.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust

140.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

141.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust

142.	Roundhill Cannabis ETF, Series of Listed Funds Trust

143.	Roundhill ETF Trust

144.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust

145.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust

146.	Roundhill Video Games ETF, Series of Listed Funds Trust

147.	Rule One Fund, Series of World Funds Trust

148.	Russell Investments Exchange Traded Funds

149.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust

150.	Six Circles Trust

151.	Sound Shore Fund, Inc.

152.	SP Funds Trust

153.	Sparrow Funds

154.	Spear Alpha ETF, Series of Listed Funds Trust

155.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust

156.	STF Tactical Growth ETF, Series of Listed Funds Trust

157.	Strategic Trust

158.	Strategy Shares

159.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust

160.	Tekla World Healthcare Fund

161.	Tema ETF Trust

162.	The 2023 ETF Series Trust

163.	The Community Development Fund

164.	The Cook & Bynum Fund, Series of World Funds Trust

165.	The Private Shares Fund

166.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust

167.	Third Avenue Trust

168.	Third Avenue Variable Series Trust

169.	Tidal Trust I

170.	Tidal Trust II

171.	Tidal Trust III

172.	Tidal Trust IV

173.	TIFF Investment Program

174.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan

175.	Timothy Plan International ETF, Series of The Timothy Plan

176.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan

177.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan

178.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan

179.	Total Fund Solution

180.	Touchstone ETF Trust

181.	Trailmark Series Trust

182.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust

183.	T-Rex 2x Inverse Ether Daily Target ETF, Series of World Funds Trust

184.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust

185.	T-Rex 2x Long Ether Daily Target ETF

186.	U.S. Global Investors Funds

187.	Union Street Partners Value Fund, Series of World Funds Trust

188.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust

189.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust

190.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust

191.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust

192.	Virtus Stone Harbor Emerging Markets Income Fund

193.	Volatility Shares Trust

194.	WEBs ETF Trust

195.	Wedbush Series Trust

196.	Wellington Global Multi-Strategy Fund

197.	Wilshire Mutual Funds, Inc.

198.	Wilshire Variable Insurance Trust

199.	WisdomTree Trust

200.	XAI Octagon Floating Rate & Alternative Income Term Trust

(b) To the best of the Registrant’s knowledge, the following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Alicia Strout	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101	Treasurer	None
Weston Sommers	190 Middle Street, Suite 301, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c) Not Applicable.

Item 33.	Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) [15 U.S.C. 80a-30(a)] and the rules under that section, are maintained by: Roundhill Financial Inc. 154 West 14th Street, 2nd Floor, New York, New York 10011; U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202; U.S. Bank, N.A, 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53202; Foreside Fund Services LLC, 190 Middle Street, Suite 301, Portland, Maine 04101; and Exchange Traded Concepts, LLC, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120.

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of New York, and State of New York on August 21, 2026.

Roundhill ETF Trust

By:	/s/ Timothy Maloney
Timothy Maloney, Chairman of the Board of Trustees, Treasurer and Chief Financial Officer of the Trust

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

/s/ William Hershey William Hershey	President (Principal Executive Officer)	August 21, 2026

/s/ Timothy Maloney Timothy Maloney	Treasurer and Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	August 21, 2026

John Pesce*	Trustee	August 21, 2026
John Pesce

Felix Rivera*	Trustee	August 21, 2026
Felix Rivera

Jeffrey Youngman*	Trustee	August 21, 2026
Jeffrey Youngman

*

An original power of attorney authorizing Will Hershey and Timothy Maloney to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement were previously executed and were filed as an exhibit hereto.